UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3759

Variable Insurance Products Fund IV
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2005

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products: Consumer Industries Portfolio

Annual Report December 31, 2005

Contents

Performance	3	How the fund has done over time.
Management’s Discussion	4	The manager’s review of fund performance, strategy and
		outlook.
Shareholder Expense Example	5	An example of shareholder expenses.
Investment Changes	6	A summary of major shifts in the fund’s investments over the
		past six months.
Investments	7	A complete list of the fund’s investments with their
		market values.
Financial Statements	13	Statements of assets and liabilities, operations, and
		changes in net assets, as well as financial highlights.
Notes	16	Notes to the financial statements.
Report of Independent Registered	20
Public Accounting Firm
Trustees and Officers	21
Board Approval of Investment Advisory	26
Contracts and Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the
Securities and Exchange Commission’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc. and have been licensed for use by
Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quar terly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

VIP Consumer Industries Portfolio 2

VIP Consumer Industries Portfolio Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended December 31, 2005	Past 1	Life of
	year	fundA
VIP Consumer Industries Initial Class	2.97%	3.11%
VIP Consumer Industries Investor ClassB	2.88%	3.09%

A From July 18, 2001.
B The initial offering of Investor Class shares took place on July 21, 2005. Returns prior to July 21, 2005 are those of Initial Class. If Investor Class’s transfer agent fee had been reflected, returns prior to July 21, 2005 would have been lower.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in VIP Consumer Industries Portfolio Initial Class on July 18, 2001, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor’s 500SM Index performed over the same period.

3 Annual Report

VIP Consumer Industries Portfolio Management’s Discussion of Fund Performance

Comments from John Roth, Portfolio Manager of VIP Consumer Industries Portfolio

U.S. equity benchmarks generally had positive results for the 12 months ending December 31, 2005, the third consecutive year that stocks finished in the black. Energy and utilities were the two best performing sectors, contributing greatly to the 4.91% gain of the Standard & Poor’s 500SM Index. Elsewhere, the NASDAQ Composite® Index returned 2.13%, while the Dow Jones Industrial AverageSM rose 1.72% . The U.S. economy did not decelerate as much as many had predicted, despite eight short term interest rate hikes, record high energy prices and the devastation caused by Hurricane Katrina. Meanwhile, corporate America notched its 14th consecutive quarter of double digit earnings gains through the third quarter of the year, an unprecedented streak in market history. From a style perspective, large cap stocks ended the six year reign of small caps by a narrow margin, but mid caps finished well ahead of both categories. The gap between growth and value stocks also was relatively narrow, with value gaining a slight edge.

For the 12 month period ending December 31, 2005, the fund outperformed the Goldman Sachs® Consumer Industries Index, which returned 0.04%, but underperformed the S&P 500® index. (For specific portfolio performance results, please refer to the performance section of this report.) During the period, advertisers continued to shift spending out of traditional media such as radio, television and print, and into online mediums such as paid search and branded advertising. The fund benefited from that trend, relative to the sector index, by avoiding several traditional media firms, including Comcast and Time Warner, while holding sizable out of benchmark positions in stronger performing Internet firms Yahoo! and Google. Performance also was helped by overweighting clothing retailer Chico’s FAS and by underweighting Wal Mart. On the other hand, I avoided tobacco and food conglomerate Altria, a large component of the Goldman Sachs index, because of the firm’s tobacco related legal problems and concerns about its growth. That decision hurt relative results as favorable court decisions gave Altria stock a strong boost. The fund’s positions in Krispy Kreme Doughnuts, which I sold, media giant News Corp., and Brunswick, a maker of power boats, hurt relative performance as well.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as invest ment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

VIP Consumer Industries Portfolio 4

VIP Consumer Industries Portfolio Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including manage ment fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2005 to December 31, 2005) for the Initial Class and for the entire period (July 21, 2005 to December 31, 2005) for the Investor Class. The hypothetical expense Example is based on an investment of $1,000 invested for the one half year period (July 1, 2005 to December 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Ending
	Beginning	Account Value	Expenses Paid
	Account Value	December 31, 2005	During Period
Initial Class
Actual	$ 1,000.00	$ 1,032.50	$ 5.89B
HypotheticalA	$ 1,000.00	$ 1,019.41	$ 5.85C
Investor Class
Actual	$ 1,000.00	$ 995.60	$ 5.60B
HypotheticalA	$ 1,000.00	$ 1,018.90	$ 6.36C

A 5% return per year before expenses
B Actual expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period) for the Initial Class and multiplied by 164/365 (to reflect the period
July 21, 2005 to December 31, 2005) for the Investor Class.
C Hypothetical expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized
Expense Ratio
Initial Class	1.15%
Investor Class	1.25%

55 Annual Report

VIP Consumer Industries Portfolio
Investment Changes

Top Ten Stocks as of December 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Procter & Gamble Co.	6.7	5.7
Google, Inc. Class A (sub. vtg.)	4.2	4.5
PepsiCo, Inc.	3.8	1.5
Wal Mart Stores, Inc.	3.8	3.7
Target Corp.	3.2	3.1
Walt Disney Co.	2.6	1.9
eBay, Inc.	2.3	2.4
The Coca Cola Co.	2.3	3.2
News Corp. Class A	2.3	2.3
Nestle SA sponsored ADR	2.2	1.0
	33.4

VIP Consumer Industries Portfolio 6

VIP Consumer Industries Portfolio
Investments December 31,	2005
Showing Percentage of Net Assets

Common Stocks 99.4%
		Shares	Value (Note 1)

AUTOMOBILES – 1.3%
Automobile Manufacturers – 0.5%
Thor Industries, Inc.		1,400	$ 56,098
Motorcycle Manufacturers – 0.8%
Harley Davidson, Inc.		1,500	77,235
TOTAL AUTOMOBILES			133,333

BEVERAGES – 7.9%
Distillers & Vintners – 1.3%
Brown Forman Corp. Class B (non vtg.)		300	20,796
Diageo PLC sponsored ADR		1,800	104,940
			125,736
Soft Drinks – 6.6%
Coca Cola Enterprises, Inc.		2,600	49,842
PepsiCo, Inc.		6,400	378,112
The Coca Cola Co.		5,730	230,976
			658,930

TOTAL BEVERAGES			784,666

COMMERCIAL SERVICES & SUPPLIES 0.7%
Commercial Printing – 0.3%
R.R. Donnelley & Sons Co.		700	23,947
Diversified Commercial & Professional Services 0.4%
Cendant Corp.		2,400	41,400
TOTAL COMMERCIAL SERVICES & SUPPLIES			65,347

DISTRIBUTORS – 0.4%
Distributors 0.4%
Li & Fung Ltd.		18,000	34,706
DIVERSIFIED CONSUMER SERVICES – 2.7%
Education Services 1.6%
Apollo Group, Inc. Class A (a)		2,100	126,966
Bright Horizons Family Solutions, Inc. (a)		854	31,641
			158,607
Specialized Consumer Services 1.1%
Steiner Leisure Ltd. (a)		1,828	65,004
Weight Watchers International, Inc. (a)		900	44,487
			109,491

TOTAL DIVERSIFIED CONSUMER SERVICES			268,098

ELECTRICAL EQUIPMENT – 0.5%
Electrical Components & Equipment – 0.5%
Evergreen Solar, Inc. (a)		5,100	54,315

See accompanying notes which are an integral part of the financial statements.

7 Annual Report

7

VIP Consumer Industries Portfolio
Investments - continued

	Shares	Value (Note 1)

FOOD & STAPLES RETAILING 9.1%
Drug Retail – 2.9%
CVS Corp.	4,000	$ 105,680
Walgreen Co.	4,100	181,466
		287,146
Food Retail – 1.3%
Whole Foods Market, Inc.	1,700	131,563
Hypermarkets & Super Centers 4.9%
Costco Wholesale Corp.	2,300	113,781
Wal Mart Stores, Inc.	7,980	373,464
		487,245

TOTAL FOOD & STAPLES RETAILING		905,954

FOOD PRODUCTS – 5.4%
Packaged Foods & Meats – 5.4%
Diamond Foods, Inc.	1,400	27,678
Green Mountain Coffee Roasters, Inc. (a)	500	20,300
Lindt & Spruengli AG (participation certificate)	76	129,385
Nestle SA sponsored ADR	2,900	216,775
Smithfield Foods, Inc. (a)	3,700	113,220
The J.M. Smucker Co.	700	30,800
		538,158

HOTELS, RESTAURANTS & LEISURE – 12.6%
Casinos & Gaming – 2.3%
Aristocrat Leisure Ltd.	4,300	38,861
Harrah’s Entertainment, Inc.	420	29,942
International Game Technology	1,400	43,092
MGM MIRAGE (a)	2,000	73,340
Station Casinos, Inc.	300	20,340
WMS Industries, Inc. (a)	800	20,072
		225,647
Hotels, Resorts & Cruise Lines – 5.3%
Carnival Corp. unit	2,700	144,369
eLong, Inc. sponsored ADR (a)	5,000	50,500
Hilton Hotels Corp.	2,400	57,864
Kerzner International Ltd. (a)	1,000	68,750
Royal Caribbean Cruises Ltd.	2,000	90,120
Starwood Hotels & Resorts Worldwide, Inc. unit	1,800	114,948
		526,551
Leisure Facilities 0.1%
International Speedway Corp. Class A	300	14,370
Restaurants 4.9%
Brinker International, Inc.	1,730	66,882
Buffalo Wild Wings, Inc. (a)	4,200	139,482
CBRL Group, Inc.	600	21,090
Domino’s Pizza, Inc.	1,450	35,090
McDonald’s Corp.	2,010	67,777

See accompanying notes which are an integral part of the financial statements.
VIP Consumer Industries Portfolio	8

Common Stocks continued
	Shares	Value (Note 1)

HOTELS, RESTAURANTS & LEISURE – CONTINUED
Restaurants – continued
Outback Steakhouse, Inc.	2,580	$ 107,354
Starbucks Corp. (a)	1,600	48,016
		485,691

TOTAL HOTELS, RESTAURANTS & LEISURE		1,252,259

HOUSEHOLD PRODUCTS – 7.7%
Household Products – 7.7%
Colgate Palmolive Co.	1,900	104,215
Procter & Gamble Co.	11,462	663,418
		767,633

INTERNET & CATALOG RETAIL – 3.7%
Catalog Retail 0.6%
Coldwater Creek, Inc. (a)	1,800	54,954
Internet Retail 3.1%
Blue Nile, Inc. (a)	500	20,155
eBay, Inc. (a)	5,400	233,550
Priceline.com, Inc. (a)	2,500	55,800
		309,505

TOTAL INTERNET & CATALOG RETAIL		364,459

INTERNET SOFTWARE & SERVICES – 6.6%
Internet Software & Services 6.6%
Digitas, Inc. (a)	2,200	27,544
Google, Inc. Class A (sub. vtg.) (a)	1,000	414,860
Homestore, Inc. (a)	48	245
Sina Corp. (a)	1,000	24,160
Yahoo!, Inc. (a)	4,964	194,490
		661,299

LEISURE EQUIPMENT & PRODUCTS – 3.4%
Leisure Products 3.4%
Brunswick Corp.	2,200	89,452
K2, Inc. (a)	1,700	17,187
MarineMax, Inc. (a)	1,900	59,983
Polaris Industries, Inc.	900	45,180
RC2 Corp. (a)	500	17,760
SCP Pool Corp.	2,950	109,799
		339,361

MEDIA – 11.2%
Advertising 2.6%
JC Decaux SA (a)	4,000	93,287
Omnicom Group, Inc.	1,900	161,747
		255,034

See accompanying notes which are an integral part of the financial statements.

9 Annual Report

9

VIP Consumer Industries Portfolio
Investments - continued

	Shares	Value (Note 1)
Broadcasting & Cable TV – 1.3%
E.W. Scripps Co. Class A	1,300	$ 62,426
Univision Communications, Inc.
Class A (a)	2,200	64,658
		127,084
Movies & Entertainment – 5.1%
Carmike Cinemas, Inc.	1,000	25,360
News Corp. Class A	14,741	229,223
Walt Disney Co.	10,700	256,479
		511,062
Publishing – 2.2%
Gannett Co., Inc.	480	29,074
McGraw Hill Companies, Inc.	1,800	92,934
Reuters Group PLC sponsored ADR	700	30,975
Washington Post Co. Class B	90	68,850
		221,833

TOTAL MEDIA		1,115,013

MULTILINE RETAIL – 7.5%
Department Stores 3.9%
Federated Department Stores, Inc.	1,700	112,761
JCPenney Co., Inc.	1,300	72,280
Nordstrom, Inc.	1,600	59,840
Saks, Inc.	1,800	30,348
Sears Holdings Corp. (a)	1,000	115,530
		390,759
General Merchandise Stores 3.6%
Family Dollar Stores, Inc.	1,460	36,193
Target Corp.	5,900	324,323
		360,516

TOTAL MULTILINE RETAIL		751,275

PERSONAL PRODUCTS 1.1%
Personal Products 1.1%
Avon Products, Inc.	3,900	111,345
REAL ESTATE 0.4%
Real Estate Investment Trusts 0.4%
MeriStar Hospitality Corp. (a)	4,200	39,480
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 0.3%
Semiconductors – 0.3%
Intel Corp.	1,000	24,960
SOFTWARE 0.7%
Home Entertainment Software – 0.7%
Activision, Inc. (a)	2,400	32,976
Electronic Arts, Inc. (a)	700	36,617
		69,593

See accompanying notes which are an integral part of the financial statements.
VIP Consumer Industries Portfolio	10

Common Stocks continued
	Shares	Value (Note 1)

SPECIALTY RETAIL – 10.8%
Apparel Retail 3.8%
Aeropostale, Inc. (a)	1,600	$ 42,080
American Eagle Outfitters, Inc.	1,100	25,278
Charlotte Russe Holding, Inc. (a)	1,100	22,913
Chico’s FAS, Inc. (a)	2,000	87,860
Esprit Holdings Ltd.	5,000	35,532
Foot Locker, Inc.	2,000	47,180
Gymboree Corp. (a)	1,500	35,100
Hot Topic, Inc. (a)	1,300	18,525
Urban Outfitters, Inc. (a)	2,500	63,275
		377,743
Computer & Electronics Retail – 1.7%
Best Buy Co., Inc.	3,250	141,310
Gamestop Corp. Class B (a)	1,200	34,680
		175,990
Home Improvement Retail – 2.1%
Lowe’s Companies, Inc.	3,100	206,646
Specialty Stores – 3.2%
Guitar Center, Inc. (a)	1,100	55,011
Office Depot, Inc. (a)	2,700	84,780
OfficeMax, Inc.	600	15,216
PETsMART, Inc.	800	20,528
Sports Authority, Inc. (a)	200	6,226
Staples, Inc.	4,750	107,873
Tractor Supply Co. (a)	500	26,470
		316,104

TOTAL SPECIALTY RETAIL		1,076,483

	Shares	Value (Note 1)

TEXTILES, APPAREL & LUXURY GOODS – 5.4%
Apparel, Accessories & Luxury Goods 3.7%
Carter’s, Inc. (a)	1,900	$ 111,815
Coach, Inc. (a)	1,900	63,346
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	600	15,300
Liz Claiborne, Inc.	2,300	82,386
Polo Ralph Lauren Corp. Class A	1,300	72,982
Ports Design Ltd.	2,500	2,902
Quiksilver, Inc. (a)	1,500	20,760
		369,491

See accompanying notes which are an integral part of the financial statements.

11 Annual Report

11

VIP Consumer Industries Portfolio
Investments - continued

	Shares	Value (Note 1)

Footwear 1.7%
Deckers Outdoor Corp. (a)	900	24,858
NIKE, Inc. Class B	1,600	138,864
		163,722

TOTAL TEXTILES, APPAREL & LUXURY GOODS		533,213

TOTAL COMMON STOCKS
(Cost $8,364,393)		9,890,950

TOTAL INVESTMENT PORTFOLIO 99.4%
(Cost $8,364,393)		9,890,950

NET OTHER ASSETS 0.6%		64,256
NET ASSETS 100%		$ 9,955,206

Legend (a) Non-income producing

Affiliated Central Funds

Information regarding income received by the fund from the affiliated Central funds during the period is as follows:

Fund	Income received
Fidelity Cash Central Fund	$ 7,403

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	88.5%
Switzerland	3.5%
Panama	1.4%
United Kingdom	1.4%
Bahamas (Nassau)	1.4%
France	1.0%
Others (individually less than 1%)	2.8%
100.0%

Income Tax Information

At December 31, 2005, the fund had a capital loss carryforward of approximately $1,718,796 of which $1,036,707 and $682,089 will expire on December 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

VIP Consumer Industries Portfolio 12

VIP Consumer Industries Portfolio

Financial Statements

Statement of Assets and Liabilities
	December 31, 2005

Assets
Investment in securities, at value — See accompanying schedule:
Unaffiliated issuers (cost $8,364,393)		$9,890,950
Receivable for investments sold		132,921
Dividends receivable		9,987
Interest receivable		510
Prepaid expenses		55
Receivable from investment adviser for expense reductions		3,685
Other receivables		568
Total assets		10,038,676

Liabilities
Payable to custodian bank	$ 10,301
Payable for investments purchased	23,539
Payable for fund shares redeemed	11,030
Accrued management fee	4,858
Other affiliated payables	910
Other payables and accrued expenses	32,832
Total liabilities		83,470

Net Assets		$9,955,206
Net Assets consist of:
Paid in capital		$10,167,215
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,738,559)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,526,550
Net Assets		$9,955,206

Statement of Assets and Liabilities continued
	December 31, 2005
Initial Class:
Net Asset Value, offering price and redemption price per share ($9,616,103 ÷ 839,653 shares)		$11.45
Investor Class:
Net Asset Value, offering price and redemption price per share ($339,103 ÷ 29,632 shares)		$11.44

See accompanying notes which are an integral part of the financial statements.

13 Annual Report

Financial Statements - continued

Statement of Operations
	Year ended December 31, 2005

Investment Income
Dividends		$94,780
Interest		95
Income from affiliated Central Funds		7,403
Total income		102,278

Expenses
Management fee	$62,363
Transfer agent fees	11,460
Accounting fees and expenses	4,093
Independent trustees’ compensation	49
Custodian fees and expenses	7,514
Audit	41,230
Legal	148
Miscellaneous	3,069
Total expenses before reductions	129,926
Expense reductions	(7,330)	122,596

Net investment income (loss)		(20,318)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	700,042
Foreign currency transactions	275
Total net realized gain (loss)		700,317
Change in net unrealized appreciation (depreciation) on:
Investment securities	(445,631)
Assets and liabilities in foreign currencies	(7)
Total change in net unrealized appreciation (depreciation)		(445,638)
Net gain (loss)		254,679
Net increase (decrease) in net assets resulting from operations		$234,361

Statement of Changes in Net Assets
	Year ended	Year ended
	December 31,	December 31,
	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(20,318)	$(45,199)
Net realized gain (loss)	700,317	483,218
Change in net unrealized appreciation (depreciation)	(445,638)	502,895
Net increase (decrease) in net assets resulting from operations	234,361	940,914
Share transactions - net increase (decrease)	(2,334,340)	148,714
Redemption fees	4,414	2,426
Total increase (decrease) in net assets	(2,095,565)	1,092,054

Net Assets
Beginning of period	12,050,771	10,958,717
End of period	$9,955,206	$12,050,771

See accompanying notes which are an integral part of the financial statements.
VIP Consumer Industries Portfolio	14

Financial Highlights Initial Class

Years ended December 31,	2005	2004	2003	2002	2001F
Selected Per Share Data
Net asset value, beginning of period	$ 11.12	$ 10.17	$ 8.13	$ 9.72	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.02)	(.04)	(.03)	(.03)	.01
Net realized and unrealized gain (loss)	35.99		2.07	(1.56)	(.29)
Total from investment operations	33.95		2.04	(1.59)	(.28)
Distributions from net investment income	—	—	—	(.01)	—
Redemption fees added to paid in capitalE	—H	—H	—H	.01	—H
Net asset value, end of period	$ 11.45	$ 11.12	$ 10.17	$ 8.13	$ 9.72
Total ReturnB,C,D	2.97%	9.34%	25.09%	(16.27) %	(2.80)%
Ratios to Average Net AssetsG
Expenses before reductions	1.19%	1.35%	1.72%	1.30%	2.61%A
Expenses net of fee waivers, if any	1.14%	1.35%	1.50%	1.30%	1.50%A
Expenses net of all reductions	1.12%	1.31%	1.46%	1.27%	1.48%A
Net investment income (loss)	(.19)%	(.42)%	(.34)%	(.29)%	.17%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,616	$ 12,051	$ 10,959	$ 12,176	$ 7,989
Portfolio turnover rate	74%	145%	108%	129%	162%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown.
E Calculated based on average shares outstanding during the period.
F For the period July 18, 2001 (commencement of operations) to December 31, 2001.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.01 per share.

Financial Highlights Investor Class

Year ended December 31,	2005F
Selected Per Share Data
Net asset value, beginning of period	$ 11.49
Income from Investment Operations
Net investment income (loss)E	(.01)
Net realized and unrealized gain (loss)	(.04)
Total from investment operations	(.05)
Redemption fees added to paid in capitalE	—H
Net asset value, end of period	$ 11.44
Total ReturnB,C,D	(.44)%
Ratios to Average Net AssetsG
Expenses before reductions	1.61%A
Expenses net of fee waivers, if any	1.25%A
Expenses net of all reductions	1.23%A
Net investment income (loss)	(.20)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 339
Portfolio turnover rate	74%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown.
E Calculated based on average shares outstanding during the period.
F For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

15 Annual Report

Notes to Financial Statements For the period ended December 31, 2005

1. Significant Accounting Policies.

VIP Consumer Industries Portfolio (the fund) is a non diversified fund of Variable Insurance Products Fund IV (the trust) (referred to in this report as VIP Consumer Industries Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares and Investor Class shares. The fund commenced sale of Investor Class shares on July 21, 2005. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds) which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transac tions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

VIP Consumer Industries Portfolio

16

1. Significant Accounting Policies continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distrib uting all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards, and losses deferred due to wash sales.

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows:
Unrealized appreciation	$1,797,499
Unrealized depreciation	(290,717)
Net unrealized appreciation (depreciation)	1,506,782
Capital loss carryforward	(1,718,796)

Cost for federal income tax purposes	$8,384,168

Short Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (in cluding accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $7,835,461 and $9,755,666, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly manage ment fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the fund’s average net assets.

17 Annual Report

Notes to Financial Statements continued
4. Fees and Other Transactions with Affiliates continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund’s transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset based fee with respect to each class. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of ..07% of their month end net assets. Investor Class pays an asset based transfer agent fee of .18% of its month end net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$11,154
Investor Class	306
$11,460

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The fee is based on the level of average net assets for the month.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $421 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:
	Expense	Reimbursement
	Limitations	from adviser
Initial Class	1.50% - 1.15%*	$4,916
Investor Class	1.25%	266
		$5,182
* Expense limitation in effect at period end.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $2,148 for the period.

7. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the fund.

VIP Consumer Industries Portfolio

18

8. Share Transactions.

Transactions for each class of shares were as follows:
	Shares		Dollars
Years ended December 31,	2005	2004	2005	2004
Initial Class
Shares sold	218,817	335,214	$ 2,412,375	$3,448,896
Shares redeemed	(463,005)	(328,967)	(5,081,138)	(3,300,182)
Net increase (decrease)	(244,188)	6,247	$ (2,668,763)	$148,714
Investor ClassA
Shares sold	32,066	—	$ 361,952	$—
Shares redeemed	(2,434)	—	(27,529)	—
Net increase (decrease)	29,632	—	$ 334,423	$—

A Share transactions for Investor Class are for the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

19 Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund IV and the Shareholders of VIP Consumer Industries Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of VIP Consumer Industries Portfolio (a fund of Variable Insurance Products Fund IV) at December 31, 2005 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the VIP Consumer Industries Portfolio’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP PricewaterhouseCoopers LLP Boston, Massachusetts February 14, 2006

VIP Consumer Industries Portfolio

20

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund’s activities, review contractual arrangements with companies that provide services to the fund, and review the fund’s performance. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 326 funds advised by FMR or an affiliate. Mr. McCoy oversees 328 funds advised by FMR or an affiliate. Mr. Gamper oversees 235 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapac itated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Man agement & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of VIP Consumer Industries (2005 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004 2005), Chief Administrative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

21 Annual Report

Trustees and Officers - continued Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005 present).

Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006 present) or Member of the Advisory Board (2005 present) of other investment compa nies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, includ ing Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He cur rently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corpo ration (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000 present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommunications network surveillance, 2001 2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

VIP Consumer Industries Portfolio

22

Name, Age; Principal Occupation Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corpora tion (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunica tions) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private invest ment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16 school system).

Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1998). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management posi tions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chairman of the Executive Committee (2000 2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002 present), and Metalmark Capi tal (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Variable Insurance Products IV. Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

23 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Eric D. Roiter (57)

Year of Election or Appointment: 2001

Secretary of VIP Consumer Industries. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Management & Research (Far East) Inc. (2001 present), and Fidelity Investments Money Management, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998 2005).

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of VIP Consumer Industries. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President, Treasurer, and Anti Money Laundering (AML) officer of VIP Consumer Industries. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most re cently an audit partner with PwC’s investment management practice.

Paul M. Murphy (58)

Year of Election or Appointment: 2005

Chief Financial Officer of VIP Consumer Industries. Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005 present). He also serves as Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of VIP Consumer Industries. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

John R. Hebble (47)

Year of Election or Appointment: 2003

Deputy Treasurer of VIP Consumer Industries. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002 2003) and Assistant Treasurer of the Scudder Funds (1998 2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Consumer Industries. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of VIP Consumer Industries. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000 2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Consumer Industries. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a part ner in KPMG’s department of professional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

VIP Consumer Industries Portfolio

24

Name, Age; Principal Occupation Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Consumer Industries. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 2001

Assistant Treasurer of VIP Consumer Industries. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of VIP Consumer Industries. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2002

Assistant Treasurer of VIP Consumer Industries. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Consumer Industries. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS

(1999 2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Consumer Industries. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds

(2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

25 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Consumer Industries Portfolio

Each year, typically in July, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and indepen dent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the manage ment fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity’s fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the background of the fund’s portfolio manager and the fund’s investment objective and discipline. The independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Invest ment Advisers’ investment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitor ing of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of “soft” commission dollars to pay for research services. The Board also considered that Fidelity voluntarily decided in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources. The Board also considered the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to account information and market informa tion through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. The Board noted that, since the last Advisory Contract renewals in July 2004, Fidelity has taken a number of actions that benefited particular

VIP Consumer Industries Portfolio

26

funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund’s absolute investment performance, as well as the fund’s relative investment performance measured against (i) a Goldman Sachs index that reflects the market sector in which the fund invests, and (ii) a peer group of mutual funds over multiple periods. Because the fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one and three year periods ended December 31, 2004, the fund’s (Initial Class) returns, the returns of a Goldman Sachs index (“benchmark”), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the second quartile for the one and three year periods. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the peer group includes funds that focus on different industries and sectors than the fund. The Board also stated that the relative investment performance of the fund was lower than its benchmark over time. In the absence of a meaningful peer group comparison for the fund and in consideration of the fund’s exposure to a narrow market sector, the Board focused its review on the fund’s relative investment performance measured against its benchmark. In light of that comparison, the Board discussed with FMR actions to be taken by FMR to improve the fund’s below benchmark performance.

The Board has had thorough discussions with FMR throughout the year about the Board’s and FMR’s concerns about equity research, equity fund performance, and compliance with internal policies governing gifts and entertainment. FMR has taken steps that it believes will refocus and strengthen equity research and equity portfolio management and compliance. The Board noted with favor FMR’s recent reorganization of its senior management team and FMR’s plans to dedicate additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund’s shareholders, particularly in light of the Board’s view that the fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board’s management fee

27 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund’s. For example, a TMG % of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The “Asset Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which the fund’s management fee ranked, is also included in the chart and considered by the Board.

The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004.

Based on its review, the Board concluded that the fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund’s total expenses, the Board considered the fund’s management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of Initial Class ranked above its competitive median for 2004. The Board considered that the class was above median because of high expenses in basis points due to the fund’s small size. Furthermore, the Board considered that on December 16, 2004, it had approved changes (effective January 1, 2005) in the transfer agent and service agreements for the fund that established maximum transfer agent fees and eliminated the minimum pricing and bookkeeping fee to prevent small funds or funds with small average account sizes from having relatively high fees in basis points (the “small fund fee reductions”). The Board considered that, if the small fund fee reductions had been in effect in 2004, the total expenses of Initial Class would have ranked below the median.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of Initial Class were reasonable, although above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

VIP Consumer Industries Portfolio

28

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the busi ness of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After consider ing PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the fund’s business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and deter mined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund’s management contract incorporates a “group fee” structure, which provides for lower fee rates as total fund assets under FMR’s management increase, and for higher fee rates as total fund assets under FMR’s management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity’s costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR’s management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) equity fund transfer agency fees; (ii) Fidelity’s fund profitability methodology and the impact of various changes in the methodology over time; (iii) benefits to shareholders from economies of scale; (iv) composition and characteristics of various fund and industry data used in comparisons; and (v) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the exist ing advisory fee structures are fair and reasonable, and that the fund’s existing Advisory Contracts should be renewed.

29 Annual Report

Annual Report

30

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Limited
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
JPMorgan Chase Bank
New York, NY

VCONIC ANN 0206 1.817355.100

Fidelity® Variable Insurance Products: Cyclical Industries Portfolio

Annual Report December 31, 2005

Contents

Performance	3	How the fund has done over time.
Management’s Discussion	4	The manager’s review of fund performance, strategy and
		outlook.
Shareholder Expense Example	5	An example of shareholder expenses.
Investment Changes	6	A summary of major shifts in the fund’s investments over the
		past six months.
Investments	7	A complete list of the fund’s investments with their
		market values.
Financial Statements	14	Statements of assets and liabilities, operations, and
		changes in net assets, as well as financial highlights.
Notes	17	Notes to the financial statements.
Report of Independent Registered	21
Public Accounting Firm
Trustees and Officers	22
Distributions	27
Board Approval of Investment Advisory	28
Contracts and Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the
Securities and Exchange Commission’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc. and have been licensed for use by
Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at http://www.sec.gov. The fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund’s portfolio holdings, view the most recent quar terly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

VIP Cyclical Industries Portfolio 2

VIP Cyclical Industries Portfolio Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended December 31, 2005	Past 1	Life of
	year	fundA
VIP Cyclical Industries Initial Class	12.88%	10.61%
VIP Cyclical Industries Investor ClassB	12.85%	10.61%

A From July 18, 2001.
B The initial offering of Investor Class shares took place on July 21, 2005. Returns prior to July 21, 2005, are those of Initial Class. If Investor Class’s transfer agent fee had been reflected, returns prior to July 21, 2005 would have been lower.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in VIP Cyclical Industries Initial Class on July 18, 2001, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor’s 500SM Index performed over the same period.

3 Annual Report

VIP Cyclical Industries Portfolio Management’s Discussion of Fund Performance

Comments from Christopher Bartel, who became Portfolio Manager of VIP Cyclical Industries Portfolio on December 1, 2005

U.S. equity benchmarks generally had positive results for the 12 months ending December 31, 2005, the third consecutive year that stocks finished in the black. Energy and utilities were the two best performing sectors, contributing greatly to the 4.91% gain of the Standard & Poor’s 500SM Index. Elsewhere, the NASDAQ Composite® Index returned 2.13%, while the Dow Jones Industrial AverageSM rose 1.72% . The U.S. economy did not decelerate as much as many had predicted, despite eight short term interest rate hikes, record high energy prices and the devastation caused by Hurricane Katrina. Meanwhile, corporate America notched its 14th consecutive quarter of double digit earnings gains through the third quarter of the year, an unprecedented streak in market history. From a style perspective, large cap stocks ended the six year reign of small caps by a narrow margin, but mid caps finished well ahead of both categories. The gap between growth and value stocks also was relatively narrow, with value gaining a slight edge.

During the past year, the fund more than tripled the 3.84% return of the Goldman Sachs® Cyclical Industries Index and also soundly beat the S&P 500®. (For specific portfolio performance results, please refer to the performance section of this report.) An overweighting in construction and engineering stocks provided a big boost versus the sector index, along with solid stock picking in that industry. Elsewhere, our picks were particularly beneficial in the machinery, defense and aerospace, chemicals, and airlines groups. Fluor, an engineering and construction firm serving a variety of energy and commercial construction end markets, was the top contributor both in absolute terms and compared with the index, in addition to being the fund’s largest holding at period end. High energy prices resulted in greater demand for building drilling rigs, refineries and the like. In the machin ery group, Joy Global and Bucyrus International added value, as they benefited from a resurgence in spending for mining equipment. Tempering the fund’s gains to some extent were unfavorable picks in the marine, auto components and household durables groups, together with an underweighting in the strong performing metals and mining segment. Auto parts supplier Delphi which was sold before period end had the biggest negative impact on performance. The company filed for bankruptcy protection in the fall, though we thought there was compelling evidence that it would remain solvent. On an absolute basis, manufacturing conglomerate Tyco International was a significant detractor. Although the company made good progress with its restructuring plans, investors were skeptical about Tyco’s growth prospects going forward.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as invest ment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

VIP Cyclical Industries Portfolio 4

VIP Cyclical Industries Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including manage ment fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2005 to December 31, 2005) for Initial Class and for the entire period (July 21, 2005 to December 31, 2005) for Investor Class. The hypothetical expense Example is based on an investment of $1,000 invested for the one half year period (July 1, 2005 to December 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Ending
	Beginning	Account Value	Expenses Paid
	Account Value	December 31, 2005	During Period
Initial Class
Actual	$ 1,000.00	$ 1,123.20	$ 4.44B
HypotheticalA	$ 1,000.00	$ 1,021.02	$ 4.23C
Investor Class
Actual	$ 1,000.00	$ 1,066.50	$ 5.01B
HypotheticalA	$ 1,000.00	$ 1,019.76	$ 5.50C

A 5% return per year before expenses
B Actual expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period) for Initial Class and multiplied by 164/365 (to reflect the period July 21,
2005 to December 31, 2005) for Investor Class.
C Hypothetical expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized
Expense Ratio
Initial Class	83%
Investor Class	1.08%

55 Annual Report

VIP Cyclical Industries Portfolio
Investment Changes

Top Ten Stocks as of December 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Fluor Corp.	6.2	2.0
The Boeing Co.	3.1	3.2
Tyco International Ltd.	3.0	3.4
United Technologies Corp.	3.0	1.5
Honeywell International, Inc.	2.6	2.7
3M Co.	2.5	2.2
General Electric Co.	2.3	2.6
Emerson Electric Co.	2.1	0.0
Caterpillar, Inc.	2.0	2.0
Lockheed Martin Corp.	1.9	1.3
	28.7

VIP Cyclical Industries Portfolio 6

VIP Cyclical Industries Portfolio
Investments December 31, 2005
Showing Percentage of Net Assets

Common Stocks 97.8%
	Shares	Value (Note 1)

AEROSPACE & DEFENSE – 16.4%
Aerospace & Defense 16.4%
Alliant Techsystems, Inc. (a)	1,100	$ 83,787
Ceradyne, Inc. (a)	3,000	131,400
General Dynamics Corp.	6,900	786,945
Goodrich Corp.	3,500	143,850
Hexcel Corp. (a)	14,800	267,140
Honeywell International, Inc.	36,700	1,367,075
L 3 Communications Holdings, Inc.	6,100	453,535
Lockheed Martin Corp.	16,100	1,024,443
Meggitt PLC	23,100	143,959
Precision Castparts Corp.	9,800	507,738
Raytheon Co.	3,400	136,510
Rockwell Collins, Inc.	4,820	223,985
Rolls Royce Group PLC	15,233	112,109
The Boeing Co.	22,910	1,609,198
United Technologies Corp.	28,200	1,576,662
		8,568,336

AIR FREIGHT & LOGISTICS – 5.3%
Air Freight & Logistics – 5.3%
C.H. Robinson Worldwide, Inc.	6,100	225,883
Expeditors International of Washington, Inc.	3,000	202,530
FedEx Corp.	6,900	713,391
Forward Air Corp.	3,360	123,144
Hub Group, Inc. Class A (a)	7,653	270,534
United Parcel Service, Inc. Class B	10,700	804,105
UTI Worldwide, Inc.	4,404	408,867
		2,748,454

AIRLINES 2.3%
Airlines – 2.3%
AirTran Holdings, Inc. (a)	43,200	692,496
Midwest Air Group, Inc. (a)	12,000	67,680
Ryanair Holdings PLC sponsored ADR (a)	1,900	106,381
US Airways Group, Inc. (a)	8,900	330,546
		1,197,103

AUTO COMPONENTS – 1.9%
Auto Parts & Equipment 1.9%
Amerigon, Inc. (a)	43,764	255,582
BorgWarner, Inc.	4,000	242,520
Johnson Controls, Inc.	7,000	510,370
		1,008,472

AUTOMOBILES – 3.1%
Automobile Manufacturers – 3.1%
DaimlerChrysler AG	11,300	576,639
DaimlerChrysler AG (Reg.)	9,800	500,094
Ford Motor Co.	15,900	122,748

See accompanying notes which are an integral part of the financial statements.

7 Annual Report

7

VIP Cyclical Industries Portfolio
Investments - continued

	Shares	Value (Note 1)
General Motors Corp. (d)	15,700	$ 304,894
Toyota Motor Corp. sponsored ADR	1,200	125,544
		1,629,919

BUILDING PRODUCTS – 1.5%
Building Products – 1.5%
American Standard Companies, Inc.	12,410	495,780
Masco Corp.	9,120	275,333
		771,113

CHEMICALS – 13.7%
Commodity Chemicals – 1.8%
Celanese Corp. Class A	4,500	86,040
Georgia Gulf Corp.	9,700	295,074
NOVA Chemicals Corp.	1,100	36,722
Pioneer Companies, Inc. (a)	9,900	296,703
Westlake Chemical Corp.	7,600	218,956
		933,495
Diversified Chemicals – 4.1%
Ashland, Inc.	7,200	416,880
Dow Chemical Co.	16,000	701,120
E.I. du Pont de Nemours & Co.	10,300	437,750
FMC Corp. (a)	10,730	570,514
		2,126,264
Fertilizers & Agricultural Chemicals 2.4%
Agrium, Inc.	9,600	211,563
Monsanto Co.	7,000	542,710
Mosaic Co. (a)	18,100	264,803
Potash Corp. of Saskatchewan	1,900	152,157
The Scotts Co. Class A	1,600	72,384
		1,243,617
Industrial Gases 2.8%
Air Products & Chemicals, Inc.	8,500	503,115
Airgas, Inc.	13,900	457,310
Praxair, Inc.	9,800	519,008
		1,479,433
Specialty Chemicals – 2.6%
Albemarle Corp.	7,200	276,120
Chemtura Corp.	18,719	237,731
Cytec Industries, Inc.	2,900	138,127
Ecolab, Inc.	10,500	380,835
Lubrizol Corp.	200	8,686
Minerals Technologies, Inc.	100	5,589
Rohm & Haas Co.	6,500	314,730
		1,361,818

TOTAL CHEMICALS		7,144,627

COMMERCIAL SERVICES & SUPPLIES 2.7%
Environmental & Facility Services – 1.5%
Republic Services, Inc.	3,500	131,425

See accompanying notes which are an integral part of the financial statements.
VIP Cyclical Industries Portfolio	8

Common Stocks continued
	Shares	Value (Note 1)

COMMERCIAL SERVICES & SUPPLIES – CONTINUED
Environmental & Facility Services – continued
Waste Connections, Inc. (a)	4,900	$ 168,854
Waste Management, Inc.	15,800	479,530
		779,809
Human Resource & Employment Services – 1.2%
CDI Corp.	12,500	342,500
Robert Half International, Inc.	7,400	280,386
		622,886

TOTAL COMMERCIAL SERVICES & SUPPLIES		1,402,695

COMMUNICATIONS EQUIPMENT – 1.0%
Communications Equipment – 1.0%
Dycom Industries, Inc. (a)	5,600	123,200
Harris Corp.	9,400	404,294
		527,494

CONSTRUCTION & ENGINEERING – 10.8%
Construction & Engineering – 10.8%
Chicago Bridge & Iron Co. NV (NY Shares)	12,300	310,083
Comfort Systems USA, Inc.	14,500	133,400
Fluor Corp.	42,100	3,252,646
Jacobs Engineering Group, Inc. (a)	2,000	135,740
Perini Corp. (a)	26,000	627,900
Shaw Group, Inc. (a)	28,200	820,338
SNC Lavalin Group, Inc.	5,600	367,537
		5,647,644

CONSTRUCTION MATERIALS 0.5%
Construction Materials – 0.5%
Martin Marietta Materials, Inc.	1,100	84,392
Vulcan Materials Co.	2,800	189,700
		274,092

CONTAINERS & PACKAGING 0.3%
Metal & Glass Containers 0.3%
Crown Holdings, Inc. (a)	5,300	103,509
Owens Illinois, Inc. (a)	3,950	83,108
		186,617

DIVERSIFIED CONSUMER SERVICES – 0.1%
Education Services 0.1%
Education Management Corp. (a)	2,100	70,371
ELECTRICAL EQUIPMENT – 4.2%
Electrical Components & Equipment – 3.9%
AMETEK, Inc.	1,900	80,826
Cooper Industries Ltd. Class A	4,200	306,600
Emerson Electric Co.	14,500	1,083,150
Rockwell Automation, Inc.	7,200	425,952

See accompanying notes which are an integral part of the financial statements.

9 Annual Report

9

VIP Cyclical Industries Portfolio
Investments - continued

	Shares	Value (Note 1)
Roper Industries, Inc.	2,540	$ 100,355
Thomas & Betts Corp. (a)	1,700	71,332
		2,068,215
Heavy Electrical Equipment – 0.3%
Vestas Wind Systems AS (a)	8,800	144,526

TOTAL ELECTRICAL EQUIPMENT		2,212,741

ELECTRONIC EQUIPMENT & INSTRUMENTS – 0.1%
Electronic Equipment & Instruments – 0.1%
FARO Technologies, Inc. (a)	4,000	80,000
HEALTH CARE EQUIPMENT & SUPPLIES – 0.1%
Health Care Equipment 0.1%
Varian, Inc. (a)	1,100	43,769
HOUSEHOLD DURABLES – 3.4%
Homebuilding – 3.4%
D.R. Horton, Inc.	13,300	475,209
KB Home	7,800	566,748
Pulte Homes, Inc.	3,500	137,760
Ryland Group, Inc.	5,880	424,124
Toll Brothers, Inc. (a)	4,500	155,880
		1,759,721

INDUSTRIAL CONGLOMERATES 8.9%
Industrial Conglomerates 8.9%
3M Co.	16,760	1,298,900
General Electric Co.	34,160	1,197,308
Smiths Group PLC	14,800	266,510
Textron, Inc.	3,700	284,826
Tyco International Ltd.	54,840	1,582,682
		4,630,226

IT SERVICES – 0.1%
IT Consulting & Other Services – 0.1%
SI International, Inc. (a)	2,000	61,140
MACHINERY – 8.5%
Construction & Farm Machinery & Heavy Trucks – 5.4%
AGCO Corp. (a)	15,200	251,864
Bucyrus International, Inc. Class A	5,500	289,850
Caterpillar, Inc.	18,400	1,062,968
Deere & Co.	3,000	204,330
Joy Global, Inc.	7,175	287,000
Manitowoc Co., Inc.	6,700	336,474
Navistar International Corp. (a)	5,080	145,390
Samsung Heavy Industries Ltd.	310	5,462
Toro Co.	4,500	196,965
Wabash National Corp	4,200	80,010
		2,860,313
Industrial Machinery – 3.1%
Actuant Corp. Class A	600	33,480
Badger Meter, Inc.	3,300	129,492
Briggs & Stratton Corp.	3,600	139,644

See accompanying notes which are an integral part of the financial statements.
VIP Cyclical Industries Portfolio	10

Common Stocks continued
	Shares	Value (Note 1)

MACHINERY – CONTINUED
Industrial Machinery – continued
Danaher Corp.	8,600	$ 479,708
Dover Corp.	5,600	226,744
ITT Industries, Inc.	3,600	370,152
Pentair, Inc.	2,880	99,418
Schindler Holding AG	325	128,862
		1,607,500

TOTAL MACHINERY		4,467,813

MARINE 1.4%
Marine – 1.4%
Alexander & Baldwin, Inc.	1,760	95,462
Camillo Eitzen & Co. ASA	12,600	130,762
Odfjell ASA (A Shares)	12,800	259,981
Stolt Nielsen SA	7,600	251,827
		738,032

METALS & MINING – 2.2%
Steel 2.2%
Allegheny Technologies, Inc.	2,400	86,592
Carpenter Technology Corp.	3,600	253,692
IPSCO, Inc.	1,700	141,419
Nucor Corp.	5,600	373,632
Oregon Steel Mills, Inc. (a)	4,600	135,332
United States Steel Corp.	2,900	139,403
		1,130,070

OIL, GAS & CONSUMABLE FUELS 1.2%
Coal & Consumable Fuels 0.4%
CONSOL Energy, Inc.	2,000	130,360
Massey Energy Co.	2,200	83,314
		213,674
Oil & Gas Storage & Transport 0.8%
OMI Corp.	11,500	208,725
Overseas Shipholding Group, Inc.	3,700	186,443
		395,168

TOTAL OIL, GAS & CONSUMABLE FUELS		608,842

ROAD & RAIL – 6.4%
Railroads 5.7%
Burlington Northern Santa Fe Corp.	12,300	871,086
Canadian National Railway Co.	11,900	953,392
Kansas City Southern (a)	7,400	180,782
Norfolk Southern Corp.	22,060	988,950
		2,994,210

See accompanying notes which are an integral part of the financial statements.

11 Annual Report

11

VIP Cyclical Industries Portfolio
Investments - continued

	Shares	Value (Note 1)
Trucking 0.7%
Laidlaw International, Inc.	1,200	$27,876
Landstar System, Inc.	7,556	315,387
		343,263

TOTAL ROAD & RAIL		3,337,473

SPECIALTY RETAIL – 0.3%
Computer & Electronics Retail – 0.0%
Gamestop Corp. Class B (a)	900	26,010
Home Improvement Retail – 0.3%
Sherwin Williams Co.	3,000	136,260
TOTAL SPECIALTY RETAIL		162,270

TRADING COMPANIES & DISTRIBUTORS – 1.4%
Trading Companies & Distributors – 1.4%
Watsco, Inc.	2,100	125,601
WESCO International, Inc. (a)	13,900	593,947
		719,548

TOTAL COMMON STOCKS
(Cost $42,800,228)		51,128,582

Nonconvertible Preferred Stocks 0.0%

AEROSPACE & DEFENSE – 0.0%
Aerospace & Defense – 0.0%
Rolls Royce Group PLC Series B
(Cost $933)	562,222	992

Money Market Funds 2.7%

Fidelity Cash Central Fund, 4.28% (b)	1,098,789	1,098,789
Fidelity Securities Lending Cash Central Fund, 4.35% (b)(c)	300,300	300,300
TOTAL MONEY MARKET FUNDS
(Cost $1,399,089)		1,399,089

TOTAL INVESTMENT PORTFOLIO 100.5%
(Cost $44,200,250)		52,528,663

NET OTHER ASSETS (0.5)%		(260,708)
NET ASSETS 100%		$52,267,955

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding income received by the fund from the affiliated Central funds during the period is as follows:

See accompanying notes which are an integral part of the financial statements.

VIP Cyclical Industries Portfolio 12

Fund	Income received
Fidelity Cash Central Fund	$15,151
Fidelity Securities Lending Cash Central Fund	3,846
Total	$18,997

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	88.8%
Canada	3.6%
Germany	2.1%
United Kingdom	1.0%
Others (individually less than 1%)	4.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

13 Annual Report

VIP Cyclical Industries Portfolio

Financial Statements

Statement of Assets and Liabilities
	December 31, 2005

Assets
Investment in securities, at value (including securities loaned of $299,068) — See accompanying schedule:
Unaffiliated issuers (cost $42,801,161)	$ 51,129,574
Affiliated Central Funds (cost $1,399,089)	1,399,089
Total Investments (cost $44,200,250)		$52,528,663
Cash		2,499
Foreign currency held at value (cost $37)		37
Receivable for investments sold		9,801
Receivable for fund shares sold		56,834
Dividends receivable		56,460
Interest receivable		1,462
Prepaid expenses		291
Other receivables		11,024
Total assets		52,667,071

Liabilities
Payable for investments purchased	$ 11,111
Payable for fund shares redeemed	23,130
Accrued management fee	24,666
Other affiliated payables	4,691
Other payables and accrued expenses	35,218
Collateral on securities loaned, at value	300,300
Total liabilities		399,116

Net Assets		$52,267,955
Net Assets consist of:
Paid in capital		$42,321,650
Undistributed net investment income		4,930
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,611,076
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		8,330,299
Net Assets		$52,267,955

Statement of Assets and Liabilities continued
	December 31, 2005

Initial Class:
Net Asset Value, offering price and redemption price per share ($50,331,638 ÷ 3,543,361 shares)		$14.20
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,936,317 ÷ 136,499 shares)		$14.19

See accompanying notes which are an integral part of the financial statements.
VIP Cyclical Industries Portfolio	14

Statement of Operations
	Year ended December 31, 2005

Investment Income
Dividends		$740,618
Income from affiliated Central Funds		18,997
Total income		759,615

Expenses
Management fee	$334,600
Transfer agent fees	43,636
Accounting and security lending fees	22,016
Independent trustees’ compensation	265
Custodian fees and expenses	24,394
Audit	41,488
Legal	748
Miscellaneous	8,437
Total expenses before reductions	475,584
Expense reductions	(28,232)	447,352

Net investment income (loss)		312,263
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,982,304
Investment not meeting investment restrictions	(2,914)
Foreign currency transactions	(1,457)
Payment from investment advisor for loss on investment not meeting investment restrictions	2,914
Total net realized gain (loss)		5,980,847
Change in net unrealized appreciation (depreciation) on:
Investment securities	14,335
Assets and liabilities in foreign currencies	1,822
Total change in net unrealized appreciation (depreciation)		16,157
Net gain (loss)		5,997,004
Net increase (decrease) in net assets resulting from operations		$6,309,267

Statement of Changes in Net Assets
	Year ended	Year ended
	December 31,	December 31,
	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$312,263	$193,043
Net realized gain (loss)	5,980,847	2,223,855
Change in net unrealized appreciation (depreciation)	16,157	5,631,575
Net increase (decrease) in net assets resulting from operations	6,309,267	8,048,473
Distributions to shareholders from net investment income	(330,845)	(176,284)
Distributions to shareholders from net realized gain	(4,422,000)	—
Total distributions	(4,752,845)	(176,284)
Share transactions - net increase (decrease)	(11,610,444)	34,767,837
Redemption fees	22,880	41,074
Total increase (decrease) in net assets	(10,031,142)	42,681,100

Net Assets
Beginning of period	62,299,097	19,617,997
End of period (including undistributed net investment income of $4,930 and undistributed net investment income of
$25,010, respectively)	$52,267,955	$62,299,097

See accompanying notes which are an integral part of the financial statements.

15 Annual Report

Financial Highlights Initial Class
Years ended December 31,	2005	2004	2003	2002	2001F
Selected Per Share Data
Net asset value, beginning of period	$ 13.81	$ 11.16	$ 8.08	$ 10.06	$ 10.00
Income from Investment Operations
Net investment income (loss)E	08	.08H	.03	(.01)	.01
Net realized and unrealized gain (loss)	1.70	2.59	3.06	(1.98)	.04
Total from investment operations	1.78	2.67	3.09	(1.99)	.05
Distributions from net investment income	(.10)	(.04)	(.02)	(.01)	—
Distributions from net realized gain	(1.30)	—	—	—	—
Total distributions	(1.40)	(.04)	(.02)	(.01)	—
Redemption fees added to paid in capitalE	01.02		.01	.02	.01
Net asset value, end of period	$ 14.20	$ 13.81	$ 11.16	$ 8.08	$ 10.06
Total ReturnB,C,D	12.88%	24.10%	38.37%	(19.60)%	.60%
Ratios to Average Net AssetsG
Expenses before reductions	81%	.95%	1.85%	1.44%	2.70%A
Expenses net of fee waivers, if any	81%	.95%	1.50%	1.44%	1.50%A
Expenses net of all reductions	76%	.90%	1.47%	1.42%	1.50%A
Net investment income (loss)	53%	.63%H	.35%	(.06)%	.18%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,332	$ 62,299	$ 19,618	$ 8,284	$ 10,290
Portfolio turnover rate	160%	121%	117%	143%	29%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown.
E Calculated based on average shares outstanding during the period.
F For the period July 18, 2001 (commencement of operations) to December 31, 2001.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended December 31, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended December 31, 2004, have been reduced by $.00 per share and .04%, respectively. The change in estimate has no impact on total net assets or total return of the class.

Financial Highlights Investor Class
Year ended December 31,	2005F
Selected Per Share Data
Net asset value, beginning of period	$ 14.55
Income from Investment Operations
Net investment income (loss)E	02
Net realized and unrealized gain (loss)	96
Total from investment operations	98
Distributions from net investment income	(.09)
Distributions from net realized gain	(1.25)
Total distributions	(1.34)
Redemption fees added to paid in capitalE	—H
Net asset value, end of period	$ 14.19
Total ReturnB,C,D	6.65%
Ratios to Average Net AssetsG
Expenses before reductions	1.08%A
Expenses net of fee waivers, if any	1.08%A
Expenses net of all reductions	1.03%A
Net investment income (loss)	31%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,936
Portfolio turnover rate	160%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown.
E Calculated based on average shares outstanding during the period.
F For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.
VIP Fund Name Portfolio	16

Notes to Financial Statements For the period ended December 31, 2005

1. Significant Accounting Policies.

VIP Cyclical Industries Portfolio (the fund) is a non diversified fund of Variable Insurance Products Fund IV (the trust) (referred to in this report as VIP Cyclical Industries Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares and Investor Class shares. The fund commenced sale of Investor Class shares on July 21, 2005. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds) which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transac tions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Pur chases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

17 Annual Report

Notes to Financial Statements continued
1. Significant Accounting Policies continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distrib uting all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows:
Unrealized appreciation	$8,714,123
Unrealized depreciation	(527,398)
Net unrealized appreciation (depreciation)	8,186,725
Undistributed ordinary income	1,091,722
Undistributed long term capital gain	667,860

Cost for federal income tax purposes	$44,341,938

The tax character of distributions paid was as follows:
	December 31, 2005	December 31, 2004
Ordinary Income	$2,446,631	$176,284
Long term Capital Gains	2,306,214	—
Total	$4,752,845	$176,284

Trading (Redemption) Fees. Shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (in cluding accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $92,635,472 and $108,474,273, respectively.

The Fund realized a loss on the sale of an investment not meeting the investment restrictions of the fund. The loss was fully reimbursed by the Fund’s investment advisor.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly manage ment fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the fund’s average net assets.

VIP Cyclical Industries Portfolio

18

4. Fees and Other Transactions with Affiliates continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund’s transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset based fee with respect to each class. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of ..07% of their month end net assets. Investor Class pays an asset based transfer agent fee of .18% of its month end net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$42,586
Investor Class	1,050
$43,636

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $8,290 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Net income from lending portfolio securities during the period amounted to $3,846.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $28,232 for the period.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the fund.

19 Annual Report

Notes to Financial Statements continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:
Years ended December 31,			2005	2004
From net investment income
Initial Class			$320,409	$176,284
Investor ClassA			10,436	—
Total			$330,845	$176,284
From net realized gain
Initial Class			$4,277,055	—
Investor ClassA			144,945	—
Total			$4,422,000	$—
A Distributions for Investor Class are for the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

10. Share Transactions.

Transactions for each class of shares were as follows:
	Shares			Dollars
Years ended December 31,	2005	2004	2005	2004
Initial Class
Shares sold	823,449	3,437,474	$11,500,259	$42,450,936
Reinvestment of distributions	321,225	12,719	4,597,464	176,284
Shares redeemed	(2,110,942)	(697,784)	(29,696,282)	(7,859,383)
Net increase (decrease)	(966,268)	2,752,409	$(13,598,559)	$34,767,837
Investor ClassA
Shares sold	127,583	—	$1,862,351	$—
Reinvestment of distributions	10,851	—	155,381	—
Shares redeemed	(1,935)	—	(29,617)	—
Net increase (decrease)	136,499	—	$1,988,115	$—

A Share transactions for Investor Class are for the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

VIP Cyclical Industries Portfolio

20

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund IV and the Shareholders of VIP Cyclical Industries Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of VIP Cyclical Industries Portfo lio (a fund of Variable Insurance Products Fund IV) at December 31, 2005 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the VIP Cyclical Industries Portfolio’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP PricewaterhouseCoopers LLP Boston, Massachusetts February 14, 2006

21 Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund’s activities, review contractual arrangements with companies that provide services to the fund, and review the fund’s performance. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 326 funds advised by FMR or an affiliate. Mr. McCoy oversees 328 funds advised by FMR or an affiliate. Mr. Gamper oversees 235 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapac itated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Man agement & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of VIP Cyclical Industries (2005 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004 2005), Chief Administrative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003 present) and Sim mons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

VIP Cyclical Industries Portfolio

22

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The De pository Trust Company (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005 present).

Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006 present) or Member of the Advisory Board (2005 present) of other investment compa nies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, includ ing Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He cur rently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corpo ration (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000 present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommunications network surveillance, 2001 2004), and Teletech Holdings (customer management ser vices). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Rich field Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

23 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Pre viously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corpora tion (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunica tions) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Cor poration (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chan cellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16 school system).

Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1998). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management posi tions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chairman of the Executive Committee (2000 2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002 present), and Metalmark Capi tal (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Variable Insurance Products Fund IV. Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

VIP Cyclical Industries Portfolio

24

Name, Age; Principal Occupation Eric D. Roiter (57)

Year of Election or Appointment: 2001

Secretary of VIP Cyclical Industries. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Management & Research (Far East) Inc. (2001 present), and Fidelity Investments Money Management, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998 2005).

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of VIP Cyclical Industries. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President, Treasurer, and Anti Money Laundering (AML) officer of VIP Cyclical Industries. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

Paul M. Murphy (58)

Year of Election or Appointment: 2005

Chief Financial Officer of VIP Cyclical Industries. Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005 present). He also serves as Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of VIP Cyclical Industries. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice Presi dent and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

John R. Hebble (47)

Year of Election or Appointment: 2003

Deputy Treasurer of VIP Cyclical Industries. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Di rector of Fund Accounting (2002 2003) and Assistant Treasurer of the Scudder Funds (1998 2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Cyclical Industries. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of VIP Cyclical Industries. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Fi nancial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000 2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Cyclical Industries. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of professional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

25 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Cyclical Industries. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 2001

Assistant Treasurer of VIP Cyclical Industries. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of VIP Cyclical Industries. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2002

Assistant Treasurer of VIP Cyclical Industries. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Cyclical Industries. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Cyclical Industries. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Manage ment, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

VIP Cyclical Industries Portfolio

26

Distributions

The Board of Trustees of VIP Cyclical Industries Portfolio voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net invest ment income:

Fund	Pay Date	Record Date	Dividends	Capital Gains
Initial Class	2/10/06	2/10/06	$__	$.495
Investor Class	2/10/06	2/10/06	$__	$.495

A percentage of the dividends distributed during the fiscal year for the following classes qualifies for the dividends received deduction for corporate shareholders:

	February 2005	December 2005
Initial Class	100%	24%
Investor Class	—	24%

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2005 $2,784,891, or, if subsequently determined to be different, the net capital gain of such year.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

27 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Cyclical Industries Portfolio

Each year, typically in July, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and indepen dent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the manage ment fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity’s fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the background of the fund’s portfolio manager and the fund’s investment objective and discipline. The independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Invest ment Advisers’ investment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitor ing of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of “soft” commission dollars to pay for research services. The Board also considered that Fidelity voluntarily decided in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources. The Board also considered the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to account information and market informa tion through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. The Board noted that, since the last Advisory Contract renewals in July 2004, Fidelity has taken a number of actions that benefited particular

VIP Cyclical Industries Portfolio

28

funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund’s absolute investment performance, as well as the fund’s relative investment performance measured against (i) a Goldman Sachs index that reflects the market sector in which the fund invests, and (ii) a peer group of mutual funds over multiple periods. Because the fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one and three year periods ended December 31, 2004, the fund’s (Initial Class) returns, the returns of a Goldman Sachs index (“benchmark”), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the first quartile for the one and three year periods. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the peer group includes funds that focus on different industries and sectors than the fund. The Board also stated that the relative investment performance of the fund compared favorably to its benchmark for the one year period, although the fund’s three year cumula tive total return was lower than its benchmark.

The Board has had thorough discussions with FMR throughout the year about the Board’s and FMR’s concerns about equity research, equity fund performance, and compliance with internal policies governing gifts and entertainment. FMR has taken steps that it believes will refocus and strengthen equity research and equity portfolio management and compliance. The Board noted with favor FMR’s recent reorganization of its senior management team and FMR’s plans to dedicate additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund’s shareholders, particularly in light of the Board’s view that the fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board’s management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

29 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12 month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund’s. For example, a TMG % of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The “Asset Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which the fund’s management fee ranked, is also included in the chart and considered by the Board.

The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004.

Based on its review, the Board concluded that the fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund’s total expenses, the Board considered the fund’s management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund’s total expenses ranked below its competitive median for 2004.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund’s total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the busi ness of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and

VIP Cyclical Industries Portfolio

30

assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After consider ing PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the fund’s business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and deter mined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund’s management contract incorporates a “group fee” structure, which provides for lower fee rates as total fund assets under FMR’s management increase, and for higher fee rates as total fund assets under FMR’s management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity’s costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR’s management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) equity fund transfer agency fees; (ii) Fidelity’s fund profitability methodology and the impact of various changes in the methodology over time; (iii) benefits to shareholders from economies of scale; (iv) composition and characteristics of various fund and industry data used in comparisons; and (v) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the exist ing advisory fee structures are fair and reasonable, and that the fund’s existing Advisory Contracts should be renewed.

31 Annual Report

VIP Cyclical Industries Portfolio

32

33 Annual Report

VIP Cyclical Industries Portfolio

34

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Limited
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
JPMorgan Chase Bank
New York, NY

VCYLIC ANN 0206 1.817361.100

Fidelity® Variable Insurance Products: Financial Services Portfolio

Annual Report December 31, 2005

Contents

Performance	3	How the fund has done over time.
Management’s Discussion	4	The manager’s review of fund performance, strategy and
		outlook.
Shareholder Expense Example	5	An example of shareholder expenses.
Investment Changes	6	A summary of major shifts in the fund’s investments over the
		past six months.
Investments	7	A complete list of the fund’s investments with their
		market values.
Financial Statements	12	Statements of assets and liabilities, operations, and
		changes in net assets, as well as financial highlights.
Notes	15	Notes to the financial statements.
Report of Independent Registered	19
Public Accounting Firm
Trustees and Officers	20
Distributions	25
Board Approval of Investment Advisory	26
Contracts and Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the
Securities and Exchange Commission’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc. and have been licensed for use by
Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at http://www.sec.gov. The fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund’s portfolio holdings, view the most recent quar terly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

VIP Financial Services Portfolio 2

VIP Financial Services Portfolio Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended December 31, 2005	Past 1	Life of
	year	fundA
VIP Financial Services Initial Class	7.71%	6.87%
VIP Financial Services Investor ClassB	7.71%	6.87%

A From July 18, 2001.
B The initial offering of Investor Class shares took place on July 21, 2005. Returns prior to July 21, 2005 are those of Initial Class. If Investor Class’s transfer agent fee had been reflected, returns prior to July 21, 2005 would have been lower.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in VIP Financial Services Portfolio Initial Class on July 18, 2001, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor’s 500SM Index performed over the same period.

3 Annual Report

VIP Financial Services Portfolio Management’s Discussion of Fund Performance

Comments from Charles Hebard, Portfolio Manager of VIP Financial Services Portfolio

U.S. equity benchmarks generally had positive results for the 12 months ending December 31, 2005, the third consecutive year that stocks finished in the black. Energy and utilities were the two best performing sectors, contributing greatly to the 4.91% gain of the Standard & Poor’s 500SM Index. Elsewhere, the NASDAQ Composite® Index returned 2.13%, while the Dow Jones Industrial AverageSM rose 1.72% . The U.S. economy did not decelerate as much as many had predicted, despite eight short term interest rate hikes, record high energy prices and the devastation caused by Hurricane Katrina. Meanwhile, corporate America notched its 14th consecutive quarter of double digit earnings gains through the third quarter of the year, an unprecedented streak in market history. From a style perspective, large cap stocks ended the six year reign of small caps by a narrow margin, but mid caps finished well ahead of both categories. The gap between growth and value stocks also was relatively narrow, with value gaining a slight edge.

During the past year, VIP Financial Services Portfolio slightly trailed the Goldman Sachs® Financial Services Index, which returned 7.85%, while outperforming the S&P 500®. (For specific portfolio performance results, please refer to the performance section of this report.) An underweighting and weak stock selection in consumer finance held back performance relative to the sector index, as did disappointing results in insurance. Conversely, an overweighting in security brokers helped, while some good picks within banks and diversified financial services also contributed. The fund’s trading in Morgan Stanley aided performance, and the position was reduced after strong early performance. Shares of online broker E*TRADE appreciated on improved earnings prospects resulting from two acquisitions. Other contributors included Bermuda based property and casualty insurer ACE Ltd., which had relatively few hurricane related losses, and Westcorp, a California bank whose stock appreciated on the news it was to be acquired by Wachovia. Disappointments included First Marblehead, a company specializing in securitizing student loans, whose longer term prospects deteriorated, and derivatives broker REFCO, which collapsed following an investigation into the CEO’s failure to disclose a significant transaction between REFCO and another company he controlled. The positions in both First Marblehead and REFCO were sold. Other detractors included Montpelier Re, a Bermuda based reinsurer with higher than expected hurricane losses, and Dollar Financial, which came under regulatory scrutiny for its lending practices to low income customers. Not owning two strong performing Canadian financials in the index, namely insurer Manulife and Toronto Dominion Bank, also detracted.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as invest ment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

VIP Financial Services Portfolio 4

VIP Financial Services Portfolio Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including manage ment fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2005 to December 31, 2005) for the Initial Class and for the entire period (July 21, 2005 to December 31, 2005) for the Investor Class. The hypothetical expense Example is based on an investment of $1,000 invested for the one half year period (July 1, 2005 to December 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Ending
	Beginning	Account Value	Expenses Paid
	Account Value	December 31, 2005	During Period
Initial Class
Actual	$ 1,000.00	$ 1,103.70	$ 4.77B
HypotheticalA	$ 1,000.00	$ 1,020.67	$ 4.58C
Investor Class
Actual	$ 1,000.00	$ 1,075.40	$ 5.50B
HypotheticalA	$ 1,000.00	$ 1,019.26	$ 6.01C

A 5% return per year before expenses
B Actual expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period) for the Initial Class and multiplied by 164/365 (to reflect the period
July 21, 2005 to December 31, 2005) for the Investor Class.
C Hypothetical expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized
Expense Ratio
Initial Class	90%
Investor Class	1.18%

55 Annual Report

VIP Financial Services Portfolio
Investment Changes

Top Ten Stocks as of December 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
American International Group,
Inc.	9.4	8.1
Bank of America Corp.	5.0	6.2
JPMorgan Chase & Co.	5.0	4.8
Wells Fargo & Co.	4.4	4.6
Merrill Lynch & Co., Inc.	3.4	4.4
Wachovia Corp.	2.9	3.0
American Express Co.	2.7	4.6
ACE Ltd.	2.4	1.9
Citigroup, Inc.	2.2	3.4
Fannie Mae	2.1	1.9
	39.5

VIP Financial Services Portfolio 6

VIP Financial Services Portfolio
Investments December 31,	2005
Showing Percentage of Net Assets

Common Stocks 99.7%
		Shares	Value (Note 1)

CAPITAL MARKETS 18.1%
Asset Management & Custody Banks 5.4%
Affiliated Managers Group, Inc. (a)		900	$72,225
American Capital Strategies Ltd.		2,100	76,041
Ameriprise Financial, Inc.		3,408	139,728
Bank of New York Co., Inc.		3,750	119,438
Federated Investors, Inc. Class B (non vtg.)		1,080	40,003
FirstCity Financial Corp. (a)		2,228	25,667
Franklin Resources, Inc.		3,500	329,035
Investors Financial Services Corp.		5,800	213,614
Legg Mason, Inc.		1,100	131,659
Northern Trust Corp.		4,350	225,417
Nuveen Investments, Inc. Class A		2,100	89,502
State Street Corp.		7,400	410,256
			1,872,585
Diversified Capital Markets 2.1%
Credit Suisse Group sponsored ADR		2,200	112,090
Deutsche Bank AG (NY Shares)		400	38,748
UBS AG (NY Shares)		6,300	599,445
			750,283
Investment Banking & Brokerage – 10.6%
Ameritrade Holding Corp.		4,635	111,240
Bear Stearns Companies, Inc.		1,180	136,325
Charles Schwab Corp.		8,500	124,695
Daiwa Securities Group, Inc.		5,000	56,698
E*TRADE Financial Corp. (a)		24,200	504,812
Goldman Sachs Group, Inc.		3,740	477,635
Indiabulls Financial Services Ltd.		22,179	93,729
LaBranche & Co., Inc. (a)(d)		2,230	22,545
Lazard Ltd. Class A		3,700	118,030
Lehman Brothers Holdings, Inc.		1,180	151,241
Merrill Lynch & Co., Inc.		17,700	1,198,821
Morgan Stanley		5,810	329,659
Nikko Cordial Corp.		4,000	63,373
Nomura Holdings, Inc.		3,900	74,958
Piper Jaffray Companies (a)		183	7,393
Technology Investment Capital Corp.		4,500	67,950
TradeStation Group, Inc. (a)		12,920	159,950
			3,699,054

TOTAL CAPITAL MARKETS			6,321,922

COMMERCIAL BANKS 23.3%
Diversified Banks – 19.1%
ABN AMRO Holding NV sponsored ADR		3,400	88,876
Banco Popolare di Verona e Novara		8,800	178,042
Bangkok Bank Ltd. PCL (For. Reg.)		29,300	82,133
Bank of America Corp.		37,496	1,730,440
Deutsche Postbank AG (d)		1,600	92,814
HDFC Bank Ltd. sponsored ADR		3,200	162,880
HSBC Holdings PLC sponsored ADR		205	16,496

See accompanying notes which are an integral part of the financial statements.
		7	Annual Report

7

VIP Financial Services Portfolio
Investments - continued

	Shares	Value (Note 1)
ICICI Bank Ltd.	7,233	$ 98,311
Korea Exchange Bank (a)	8,390	117,418
National Bank of Canada	5,300	274,995
Royal Bank of Canada	3,960	309,327
Standard Chartered PLC (United Kingdom)	11,200	249,694
State Bank of India	5,746	126,063
U.S. Bancorp, Delaware	19,500	582,855
Wachovia Corp.	19,297	1,020,039
Wells Fargo & Co.	24,200	1,520,486
		6,650,869
Regional Banks – 4.2%
Cathay General Bancorp	5,374	193,142
Center Financial Corp., California	4,900	123,284
City National Corp.	900	65,196
East West Bancorp, Inc.	900	32,841
Higashi Nippon Bank Ltd.	9,000	53,509
Hokuhoku Financial Group, Inc.	12,000	56,079
Kansai Urban Banking Corp.	12,000	62,287
Kyushu Shinwa Holdings, Inc. (a)	24,000	68,598
M&T Bank Corp.	700	76,335
Nara Bancorp, Inc.	400	7,112
Nishi Nippon City Bank Ltd.	8,000	47,767
North Fork Bancorp, Inc., New York	3,150	86,184
SVB Financial Group (a)	4,200	196,728
Synovus Financial Corp.	100	2,701
The Keiyo Bank Ltd.	8,000	57,063
UCBH Holdings, Inc.	3,600	64,368
UnionBanCal Corp.	2,100	144,312
Westcorp	2,200	146,542
		1,484,048

TOTAL COMMERCIAL BANKS		8,134,917

CONSUMER FINANCE – 5.9%
Consumer Finance – 5.9%
Advanta Corp. Class B	1,700	55,148
American Express Co.	18,340	943,776
Capital One Financial Corp. (d)	2,700	233,280
Dollar Financial Corp.	19,539	234,468
MBNA Corp.	12,505	339,511
SLM Corp.	4,740	261,127
		2,067,310

DIVERSIFIED CONSUMER SERVICES – 0.2%
Specialized Consumer Services 0.2%
Jackson Hewitt Tax Service, Inc.	2,800	77,588
DIVERSIFIED FINANCIAL SERVICES – 9.1%
Other Diversifed Financial Services – 7.4%
Citigroup, Inc.	15,930	773,083
ING Groep NV sponsored ADR	2,300	80,086
JPMorgan Chase & Co.	43,538	1,728,023
		2,581,192

See accompanying notes which are an integral part of the financial statements.
VIP Financial Services Portfolio	8

Common Stocks continued
	Shares	Value (Note 1)

DIVERSIFIED FINANCIAL SERVICES – CONTINUED
Specialized Finance – 1.7%
Asset Acceptance Capital Corp. (a)	4,214	$ 94,646
CIT Group, Inc.	5,100	264,078
Encore Capital Group, Inc. (a)(d)	1,600	27,760
Infrastructure Development Finance Co. Ltd.	2,654	4,315
IntercontinentalExchange, Inc.	4,100	149,035
Marlin Business Services Corp. (a)	2,917	69,687
		609,521

TOTAL DIVERSIFIED FINANCIAL SERVICES		3,190,713

INSURANCE – 30.3%
Insurance Brokers – 0.4%
Hilb Rogal & Hobbs Co.	400	15,404
Marsh & McLennan Companies, Inc.	3,100	98,456
National Financial Partners Corp.	400	21,020
		134,880
Life & Health Insurance – 5.0%
AFLAC, Inc.	8,400	389,928
American Equity Investment Life Holding Co.	1,800	23,490
Lincoln National Corp.	500	26,515
MetLife, Inc.	9,610	470,890
Protective Life Corp.	700	30,639
Prudential Financial, Inc.	4,200	307,398
Sun Life Financial, Inc.	10,590	425,677
Torchmark Corp.	1,400	77,840
		1,752,377
Multi-Line Insurance – 11.3%
American International Group, Inc.	48,310	3,296,191
Genworth Financial, Inc. Class A (non vtg.)	1,400	48,412
Hartford Financial Services Group, Inc.	5,660	486,137
HCC Insurance Holdings, Inc.	3,430	101,802
Unitrin, Inc.	600	27,030
		3,959,572
Property & Casualty Insurance 8.7%
ACE Ltd.	15,750	841,680
Allstate Corp.	4,700	254,129
AMBAC Financial Group, Inc.	3,010	231,951
Aspen Insurance Holdings Ltd.	12,000	284,040
Axis Capital Holdings Ltd.	4,900	153,272
Berkshire Hathaway, Inc. Class B (a)	111	325,841
Fidelity National Financial, Inc.	2,642	97,199
Fidelity National Title Group, Inc. Class A	427	10,397
James River Group, Inc.	900	17,865
MBIA, Inc.	1,560	93,850
The St. Paul Travelers Companies, Inc.	8,400	375,228
XL Capital Ltd. Class A	5,100	343,638
		3,029,090

See accompanying notes which are an integral part of the financial statements.

9 Annual Report

9

VIP Financial Services Portfolio
Investments - continued

		Shares	Value (Note 1)
Reinsurance 4.9%
Endurance Specialty Holdings Ltd.		16,460	$ 590,091
Everest Re Group Ltd.		700	70,245
IPC Holdings Ltd.		400	10,952
Max Re Capital Ltd.		5,999	155,794
Montpelier Re Holdings Ltd.		5,700	107,730
PartnerRe Ltd.		4,100	269,247
Platinum Underwriters Holdings Ltd.		8,000	248,560
Scottish Re Group Ltd.		6,400	157,120
Swiss Reinsurance Co. (Reg.)		1,208	88,440
			1,698,179

TOTAL INSURANCE			10,574,098

REAL ESTATE 4.5%
Real Estate Investment Trusts 4.2%
Apartment Investment & Management Co. Class A		3,730	141,255
CBL & Associates Properties, Inc.		2,000	79,020
Digital Realty Trust, Inc.		3,700	83,731
Duke Realty Corp.		1,830	61,122
Equity Lifestyle Properties, Inc.		1,200	53,400
Equity Residential (SBI)		6,090	238,241
Federal Realty Investment Trust (SBI)		580	35,177
General Growth Properties, Inc.		1,300	61,087
Healthcare Realty Trust, Inc.		4,100	136,407
Kimco Realty Corp.		1,600	51,328
Reckson Associates Realty Corp.		2,100	75,558
Simon Property Group, Inc.		4,200	321,846
The Mills Corp.		700	29,358
United Dominion Realty Trust, Inc. (SBI)		3,300	77,352
Vornado Realty Trust		60	5,008
			1,449,890
Real Estate Management & Development 0.3%
Mitsui Fudosan Co. Ltd.		5,000	101,565

TOTAL REAL ESTATE			1,551,455

THRIFTS & MORTGAGE FINANCE 8.3%
Thrifts & Mortgage Finance – 8.3%
Countrywide Financial Corp.		10,124	346,140
Doral Financial Corp.		1,850	19,610
Downey Financial Corp.		600	41,034
Fannie Mae		15,350	749,234
Freddie Mac		2,300	150,305
Golden West Financial Corp., Delaware		5,700	376,200
Hudson City Bancorp, Inc.		18,579	225,177
Hypo Real Estate Holding AG		1,400	72,892
MGIC Investment Corp.		1,400	92,148
Radian Group, Inc.		1,825	106,927
Sovereign Bancorp, Inc.		6,190	133,828
The PMI Group, Inc.		2,300	94,461

See accompanying notes which are an integral part of the financial statements.

VIP Financial Services Portfolio	10

Common Stocks continued
	Shares	Value (Note 1)
THRIFTS & MORTGAGE FINANCE – CONTINUED
Thrifts & Mortgage Finance – continued
W Holding Co., Inc.	9,148	$75,288
Washington Mutual, Inc.	9,700	421,950
		2,905,194
TOTAL COMMON STOCKS
(Cost $26,926,076)		34,823,197
Money Market Funds 2.6%
Fidelity Cash Central Fund, 4.28% (b)	556,548	556,548
Fidelity Securities Lending Cash Central Fund, 4.35% (b)(c)	343,400	343,400
TOTAL MONEY MARKET FUNDS
(Cost $899,948)		899,948
TOTAL INVESTMENT PORTFOLIO 102.3%
(Cost $27,826,024)		35,723,145

NET OTHER ASSETS (2.3)%		(814,324)
NET ASSETS 100%		$34,908,821

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding income received by the fund from the affiliated Central funds during the period is as follows:

Fund	Income received
Fidelity Cash Central Fund	$12,451
Fidelity Securities Lending Cash Central Fund	2,703
Total	$15,154

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

Other Information
United States of America	80.1%
Bermuda	8.0%
Canada	2.9%
Switzerland	2.3%
Japan	2.0%
India	1.5%
Others (individually less than 1%)	3.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

11 Annual Report

VIP Financial Services Portfolio

Financial Statements

Statement of Assets and Liabilities
	December 31, 2005

Assets
Investment in securities, at value (including securities loaned of $331,751) — See accompanying schedule:
Unaffiliated issuers (cost $26,926,076)	$ 34,823,197
Affiliated Central Funds (cost $899,948)	899,948
Total Investments (cost $27,826,024)		$35,723,145
Cash		6,511
Receivable for fund shares sold		5,987
Dividends receivable		33,547
Interest receivable		1,576
Prepaid expenses		162
Other receivables		1,265
Total assets		35,772,193

Liabilities
Payable for investments purchased	$ 411,995
Payable for fund shares redeemed	51,829
Accrued management fee	16,389
Other affiliated payables	3,214
Other payables and accrued expenses	36,545
Collateral on securities loaned, at value	343,400
Total liabilities		863,372

Net Assets		$34,908,821
Net Assets consist of:
Paid in capital		$25,994,227
Undistributed net investment income		431,362
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		586,325
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		7,896,907
Net Assets		$34,908,821

Statement of Assets and Liabilities continued
	December 31, 2005
Initial Class:
Net Asset Value, offering price and redemption price per share ($32,775,631 ÷ 2,524,791 shares)		$12.98
Investor Class:
Net Asset Value, offering price and redemption price per share ($2,133,190 ÷ 164,385 shares)		$12.98

See accompanying notes which are an integral part of the financial statements.
VIP Financial Services Portfolio	12

Statement of Operations
	Year ended December 31, 2005

Investment Income
Dividends		$708,051
Interest		97
Income from affiliated Central Funds		15,154
Total income		723,302

Expenses
Management fee	$192,241
Transfer agent fees	26,885
Accounting and security lending fees	12,727
Independent trustees’ compensation	153
Custodian fees and expenses	11,833
Audit	39,640
Legal	474
Miscellaneous	7,075
Total expenses before reductions	291,028
Expense reductions	(6,281)	284,747

Net investment income (loss)		438,555
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $6,448)	2,507,018
Foreign currency transactions	573
Total net realized gain (loss)		2,507,591
Change in net unrealized appreciation (depreciation) on:
Investment securities (net of decrease in deferred foreign taxes of $2,029)	(954,995)
Assets and liabilities in foreign currencies	(19)
Total change in net unrealized appreciation (depreciation)		(955,014)
Net gain (loss)		1,552,577
Net increase (decrease) in net assets resulting from operations		$1,991,132

Statement of Changes in Net Assets
	Year ended	Year ended
	December 31,	December 31,
	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$438,555	$449,474
Net realized gain (loss)	2,507,591	2,973,555
Change in net unrealized appreciation (depreciation)	(955,014)	668,250
Net increase (decrease) in net assets resulting from operations	1,991,132	4,091,279
Distributions to shareholders from net investment income	(452,940)	—
Share transactions - net increase (decrease)	(8,232,955)	(3,417,597)
Redemption fees	8,912	20,525
Total increase (decrease) in net assets	(6,685,851)	694,207

Net Assets
Beginning of period	41,594,672	40,900,465
End of period (including undistributed net investment income of $431,362 and undistributed net investment income of
$449,474, respectively)	$34,908,821	$41,594,672

See accompanying notes which are an integral part of the financial statements.

13 Annual Report

Financial Highlights Initial Class

Years ended December 31,	2005	2004	2003	2002	2001F
Selected Per Share Data
Net asset value, beginning of period	$ 12.19	$ 10.91	$ 8.44	$ 9.64	$ 10.00
Income from Investment Operations
Net investment income (loss)E	16.12		.10	.10	.03
Net realized and unrealized gain (loss)	77	1.15	2.47	(1.21)	(.38)
Total from investment operations	93	1.27	2.57	(1.11)	(.35)
Distributions from net investment income	(.14)	—	(.11)	(.10)	(.02)
Redemption fees added to paid in capitalE	—H	.01	.01	.01	.01
Net asset value, end of period	$ 12.98	$ 12.19	$ 10.91	$ 8.44	$ 9.64
Total ReturnB,C,D	7.71%	11.73%	30.59%	(11.41)%	(3.40)%
Ratios to Average Net AssetsG
Expenses before reductions	86%	.85%	.97%	.92%	1.40%A
Expenses net of fee waivers, if any	86%	.85%	.97%	.92%	1.40%A
Expenses net of all reductions	85%	.83%	.96%	.89%	1.37%A
Net investment income (loss)	1.31%	1.10%	1.06%	1.07%	.79%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,776	$ 41,595	$ 40,900	$ 34,724	$ 29,069
Portfolio turnover rate	59%	98%	66%	107%	114%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown.
E Calculated based on average shares outstanding during the period.
F For the period July 18, 2001 (commencement of operations) to December 31, 2001.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.01 per share.

Financial Highlights Investor Class

Year ended December 31,	2005F
Selected Per Share Data
Net asset value, beginning of period	$ 12.07
Income from Investment Operations
Net investment income (loss)E	05
Net realized and unrealized gain (loss)	86
Total from investment operations	91
Redemption fees added to paid in capitalE	—H
Net asset value, end of period	$ 12.98
Total ReturnB,C,D	7.54%
Ratios to Average Net AssetsG
Expenses before reductions	1.18%A
Expenses net of fee waivers, if any	1.18%A
Expenses net of all reductions	1.16%A
Net investment income (loss)	95%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,133
Portfolio turnover rate	59%
A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown.
E Calculated based on average shares outstanding during the period.
F For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.
VIP Financial Services Portfolio	14

Notes to Financial Statements For the period ended December 31, 2005

1. Significant Accounting Policies.

VIP Financial Services Portfolio (the fund) is a fund of Variable Insurance Products Fund IV (the trust) (referred to in this report as VIP Financial Services Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares and Investor Class shares. The fund commenced sale of Investor Class shares on July 21, 2005. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

The fund’s investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile. The fund may invest in affiliated money market central funds (Money Market Central Funds) which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open end mutual funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transac tions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Pur chases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

15 Annual Report

Notes to Financial Statements continued
1. Significant Accounting Policies continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distrib uting all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), and losses deferred due to wash sales.

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows:
Unrealized appreciation	$8,239,334
Unrealized depreciation	(450,998)
Net unrealized appreciation (depreciation)	7,788,336
Undistributed ordinary income	444,028
Undistributed long term capital gain	682,229

Cost for federal income tax purposes	$27,934,809

The tax character of distributions paid was as follows:
	December 31, 2005	December 31, 2004
Ordinary Income	$452,940	$—

Trading (Redemption) Fees. Initial Class shares and Investor Class shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (in cluding accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $19,700,654 and $26,251,482, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly manage ment fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the fund’s average net assets.

VIP Financial Services Portfolio

16

4. Fees and Other Transactions with Affiliates continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund’s transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset based fee with respect to each class. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of ..07% of their month end net assets. Investor Class pays an asset based transfer agent fee of .18% of its month end net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$25,982
Investor Class	903
$26,885

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,735 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Net income from lending portfolio securities during the period amounted to $2,703.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $6,281 for the period.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the fund.

17 Annual Report

Notes to Financial Statements continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:
Years ended December 31,			2005	2004
From net investment income
Initial Class			$452,940	$—

10. Share Transactions.

Transactions for each class of shares were as follows:
	Shares		Dollars
Years ended December 31,	2005	2004	2005	2004
Initial Class
Shares sold	477,544	907,842	$5,858,204	$10,285,693
Reinvestment of distributions	37,371	—	452,940	—
Shares redeemed	(1,403,661)	(1,241,488)	(16,611,409)	(13,703,290)
Net increase (decrease)	(888,746)	(333,646)	$(10,300,265)	$(3,417,597)
Investor ClassA
Shares sold	172,425	—	$2,163,613	$—
Shares redeemed	(8,040)	—	(96,303)	—
Net increase (decrease)	164,385	—	$2,067,310	$—
A Share transactions for Investor Class are for the period July 21, 2005 (commencement of sale of shares) to December 31, 2005

VIP Financial Services Portfolio

18

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund IV and the Shareholders of VIP Financial Services Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of VIP Financial Services Portfo lio (a fund of Variable Insurance Products Fund IV) at December 31, 2005 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the VIP Financial Services Portfolio’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP PricewaterhouseCoopers LLP Boston, Massachusetts February 14, 2006

19 Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund’s activities, review contractual arrangements with companies that provide services to the fund, and review the fund’s performance. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 326 funds advised by FMR or an affiliate. Mr. McCoy oversees 328 funds advised by FMR or an affiliate. Mr. Gamper oversees 235 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapac itated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Man agement & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of VIP Financial Services (2005 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004 2005), Chief Administrative Officer (2002 2004), and Chief Financial Offi cer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and man agement positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

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Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005 present).

Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006 present) or Member of the Advisory Board (2005 present) of other investment compa nies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, includ ing Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He cur rently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corpo ration (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000 present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommunications network surveillance, 2001 2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Rich field Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

21 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Pre viously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corpora tion (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunica tions) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private invest ment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16 school system).

Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1998). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management posi tions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chairman of the Executive Committee (2000 2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002 present), and Metalmark Capi tal (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Variable Insurance Products Fund IV. Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

VIP Financial Services Portfolio

22

Name, Age; Principal Occupation Eric D. Roiter (57)

Year of Election or Appointment: 2001

Secretary of VIP Financial Services. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Management & Research (Far East) Inc. (2001 present), and Fidelity Investments Money Management, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of FDC (1998 2005).

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of VIP Financial Services. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President, Treasurer, and Anti Money Laundering (AML) officer of VIP Financial Services. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

Paul M. Murphy (58)

Year of Election or Appointment: 2005

Chief Financial Officer of VIP Financial Services. Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005 present). He also serves as Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of VIP Financial Services. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice Presi dent and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

John R. Hebble (47)

Year of Election or Appointment: 2003

Deputy Treasurer of VIP Financial Services. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002 2003) and Assistant Treasurer of the Scudder Funds (1998 2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Financial Services. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of VIP Financial Services. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000 2004).

23 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Financial Services. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of professional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Financial Services. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 2001

Assistant Treasurer of VIP Financial Services. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of VIP Financial Services. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2002

Assistant Treasurer of VIP Financial Services. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Financial Services. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Financial Services. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

VIP Financial Services Portfolio

24

Distributions

The Board of Trustees of VIP Financial Services Portfolio voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Dividends	Capital Gains
Initial Class	02/10/06	02/10/06	$.164	$.27
Investor Class	02/10/06	02/10/06	$.171	$.27

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2005 $682,229, or, if subsequently determined to be different, the net capital gain of such year.

The Initial Class designates 100% of the dividend distributed during the fiscal year as qualifying for the dividends received deduction for cor porate shareholders.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

25 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Financial Services Portfolio

Each year, typically in July, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and indepen dent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the manage ment fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity’s fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the background of the fund’s portfolio manager and the fund’s investment objective and discipline. The independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Invest ment Advisers’ investment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitor ing of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of “soft” commission dollars to pay for research services. The Board also considered that Fidelity voluntarily decided in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources. The Board also considered the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to account information and market informa tion through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. The Board noted that, since the last Advisory Contract renewals in July 2004, Fidelity has taken a number of actions that benefited particular

VIP Financial Services Portfolio

26

funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund’s absolute investment performance, as well as the fund’s relative investment performance measured against (i) a Goldman Sachs index that reflects the market sector in which the fund invests, and (ii) a peer group of mutual funds over multiple periods. Because the fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one and three year periods ended December 31, 2004, the fund’s (Initial Class) returns, the returns of a Goldman Sachs index (“benchmark”), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the second quartile for the one year period and the first quartile for the three year period. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the peer group includes funds that focus on different industries and sectors than the fund. The Board also stated that the investment performance of the fund was lower than its benchmark over time. In the absence of a meaningful peer group comparison for the fund and in consideration of the fund’s exposure to a narrow market sector, the Board focused its review on the fund’s relative investment performance measured against its benchmark. In light of that comparison, the Board discussed with FMR actions to be taken by FMR to improve the fund’s below benchmark performance.

The Board has had thorough discussions with FMR throughout the year about the Board’s and FMR’s concerns about equity research, equity fund performance, and compliance with internal policies governing gifts and entertainment. FMR has taken steps that it believes will refocus and strengthen equity research and equity portfolio management and compliance. The Board noted with favor FMR’s recent reorganization of its senior management team and FMR’s plans to dedicate additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund’s shareholders, particularly in light of the Board’s view that the fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board’s management fee

27 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund’s. For example, a TMG % of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The “Asset Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which the fund’s management fee ranked, is also included in the chart and considered by the Board.

The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004.

Based on its review, the Board concluded that the fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund’s total expenses, the Board considered the fund’s management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund’s total expenses ranked below its competitive median for 2004.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund’s total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the busi ness of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

VIP Financial Services Portfolio

28

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After consider ing PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the fund’s business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and deter mined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund’s management contract incorporates a “group fee” structure, which provides for lower fee rates as total fund assets under FMR’s management increase, and for higher fee rates as total fund assets under FMR’s management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity’s costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR’s management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) equity fund transfer agency fees; (ii) Fidelity’s fund profitability methodology and the impact of various changes in the methodology over time; (iii) benefits to shareholders from economies of scale; (iv) composition and characteristics of various fund and industry data used in comparisons; and (v) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the exist ing advisory fee structures are fair and reasonable, and that the fund’s existing Advisory Contracts should be renewed.

29 Annual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Limited
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
JPMorgan Chase Bank
New York, NY

VFSIC ANN 0206 1.817367.100

Fidelity® Variable Insurance Products: Freedom Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030

Annual Report December 31, 2005

Contents

Management’s Discussion	3	The managers’ review of fund performance, strategy and
		outlook.

Performance	4	How the fund has done over time.

Shareholder Expense Example	11	An example of shareholder expenses.

VIP Freedom Income Portfolio	14	Investment Changes
	16	Investments
	17	Financial Statements
VIP Freedom 2005 Portfolio	20	Investment Changes
	22	Investments
	23	Financial Statements
VIP Freedom 2010 Portfolio	26	Investment Changes
	28	Investments
	29	Financial Statements
VIP Freedom 2015 Portfolio	32	Investment Changes
	34	Investments
	35	Financial Statements
VIP Freedom 2020 Portfolio	38	Investment Changes
	40	Investments
	41	Financial Statements
VIP Freedom 2025 Portfolio	44	Investment Changes
	46	Investments
	47	Financial Statements
VIP Freedom 2030 Portfolio	50	Investment Changes
	52	Investments
	53	Financial Statements
Notes	56	Notes to the financial statements.

Report of Independent Registered Public	64
Accounting Firm
Trustees and Officers	65

Distributions	71

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the
Securities and Exchange Commission’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc. and have been licensed for use by Fidelity Distributors
Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the opera tion of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly hold ings report, semiannual report, or annual report on Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

VIP Freedom Funds Portfolio 2

Management’s Discussion of Fund Performance

Comments from Ren Cheng and Christopher Sharpe, Co Portfolio Managers of VIP Freedom Funds

U.S. equities outperformed investment grade and high yield debt during the 12 month period ending December 31, 2005, a positive year for all three asset classes. Energy and utilities were the two best performing equity market sectors, and significant contributors to the 4.91% gain of the Standard & Poor’s 500SM Index. Elsewhere, the NASDAQ Composite® Index returned 2.13%, while the Dow Jones Industrial AverageSM rose 1.72% . The investment grade bond market also ended 2005 in the black, marking six consecutive years of gains for the debt category. However, the 2.43% advance of the Lehman Brothers® Aggregate Bond Index was its lowest return in that streak, which reflects the trying investment conditions bonds encountered in the form of higher interest rates and rising inflation. Amid the uncertainty, Treasuries outperformed corporate, agency and mortgage backed debt. High yield also struggled, rising only 2.74% according to the Merrill Lynch® U.S. High Yield Master II Index. Intermittent weakness in the automotive and air transportation industries tempered high yield debt performance.

From their inception on April 26, 2005, through December 31, 2005, the VIP Freedom Funds’ absolute returns were in line with what one might expect from a series of portfolios with different age appropriate, asset allocation risk levels. On a relative basis, all of the Funds outperformed their composite benchmarks during the period. (For specific portfolio performance results, please refer to the performance section of this report.) The Funds’ strong relative returns resulted mainly from the robust performance of most of their underlying equity funds. The underlying international equity fund VIP Overseas Portfolio outpaced the Morgan Stanley Capital InternationalSM Europe, Australasia, Far East Index by a wide margin, benefiting from strong stock picking on top of solid economic momentum overseas. The underlying domestic equity funds also were aided by favorable stock selection, with five of the seven funds in the category outperforming the Dow Jones Wilshire 5000 Composite IndexSM. Among the best performing domestic equity funds were VIP Mid Cap Portfolio and VIP Contrafund Portfolio, both of which outpaced the benchmark by sizable margins. On the fixed income side, our results in the investment grade bond category were about in line with the Lehman Brothers index, while the Funds’ underlying high yield portfolio outperformed the Merrill Lynch benchmark.

The views expressed in this statement reflect those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as invest ment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

33 Annual Report

VIP Freedom Income Portfolio Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If perfor mance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take VIP Freedom Income’s cumulative total return and show you what would have happened if VIP Freedom Income shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in VIP Freedom Income Portfolio Initial Class on April 26, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers Aggregate Bond Index performed over the same period.

VIP Freedom Funds Portfolio

4

VIP Freedom 2005 Portfolio Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If perfor mance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take VIP Freedom 2005’s cumulative total return and show you what would have happened if VIP Freedom 2005 shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in VIP Freedom 2005 Portfolio Initial Class on April 26, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers Aggregate Bond Index performed over the same period.

5 Annual Report

VIP Freedom 2010 Portfolio Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If perfor mance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take VIP Freedom 2010’s cumulative total return and show you what would have happened if VIP Freedom 2010 shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in VIP Freedom 2010 Portfolio Initial Class on April 26, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers Aggregate Bond Index performed over the same period.

VIP Freedom Funds Portfolio

6

VIP Freedom 2015 Portfolio Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If perfor mance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take VIP Freedom 2015’s cumulative total return and show you what would have happened if VIP Freedom 2015 shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in VIP Freedom 2015 Portfolio Initial Class on April 26, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor’s 500SM Index performed over the same period.

7 Annual Report

VIP Freedom 2020 Portfolio Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If perfor mance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take VIP Freedom 2020’s cumulative total return and show you what would have happened if VIP Freedom 2020 shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in VIP Freedom 2020 Portfolio Initial Class on April 26, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor’s 500SM Index performed over the same period.

VIP Freedom Funds Portfolio

8

VIP Freedom 2025 Portfolio Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If perfor mance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take VIP Freedom 2025’s cumulative total return and show you what would have happened if VIP Freedom 2025 shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in VIP Freedom 2025 Portfolio Initial Class on April 26, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor’s 500SM Index performed over the same period.

9 Annual Report

VIP Freedom 2030 Portfolio Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If perfor mance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take VIP Freedom 2030’s cumulative total return and show you what would have happened if VIP Freedom 2030 shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in VIP Freedom 2030 Portfolio Initial Class on April 26, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor’s 500SM Index performed over the same period.

VIP Freedom Funds Portfolio

10

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2005 to December 31, 2005).

Actual Expenses

The first line of the table below for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each fund, as a shareholder in underlying Fidelity funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity funds. These fees and expenses are not included in each fund’s annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each fund, as a shareholder in underlying Fidelity funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity funds. These fees and expenses are not included in each fund’s annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expenses Paid
During Period*
	Beginning	Ending	July 1, 2005
	Account Value	Account Value	to December 31,
	July 1, 2005	December 31, 2005	2005
VIP Freedom Income
Initial Class
Actual	$ 1,000.00	$ 1,027.30	$ .00
HypotheticalA	$ 1,000.00	$ 1,025.21	$ .00
Service Class
Actual	$ 1,000.00	$ 1,027.60	$ .51
HypotheticalA	$ 1,000.00	$ 1,024.70	$ .51
Service Class 2
Actual	$ 1,000.00	$ 1,026.60	$ 1.28
HypotheticalA	$ 1,000.00	$ 1,023.95	$ 1.28
VIP Freedom 2005
Initial Class
Actual	$ 1,000.00	$ 1,052.40	$ .00
HypotheticalA	$ 1,000.00	$ 1,025.21	$ .00
Service Class
Actual	$ 1,000.00	$ 1,051.70	$ .52
HypotheticalA	$ 1,000.00	$ 1,024.70	$ .51
Service Class 2
Actual	$ 1,000.00	$ 1,050.70	$ 1.29
HypotheticalA	$ 1,000.00	$ 1,023.95	$ 1.28

11 11 Annual Report

Shareholder Expense Example continued

Expenses Paid
During Period*
	Beginning	Ending	July 1, 2005
	Account Value	Account Value	to December 31,
	July 1, 2005	December 31, 2005	2005
VIP Freedom 2010
Initial Class
Actual	$ 1,000.00	$ 1,054.80	$ .00
HypotheticalA	$ 1,000.00	$ 1,025.21	$ .00
Service Class
Actual	$ 1,000.00	$ 1,053.20	$ .52
HypotheticalA	$ 1,000.00	$ 1,024.70	$ .51
Service Class 2
Actual	$ 1,000.00	$ 1,053.30	$ 1.29
HypotheticalA	$ 1,000.00	$ 1,023.95	$ 1.28
VIP Freedom 2015
Initial Class
Actual	$ 1,000.00	$ 1,069.00	$ .00
HypotheticalA	$ 1,000.00	$ 1,025.21	$ .00
Service Class
Actual	$ 1,000.00	$ 1,068.30	$ .52
HypotheticalA	$ 1,000.00	$ 1,024.70	$ .51
Service Class 2
Actual	$ 1,000.00	$ 1,067.00	$ 1.30
HypotheticalA	$ 1,000.00	$ 1,023.95	$ 1.28
VIP Freedom 2020
Initial Class
Actual	$ 1,000.00	$ 1,078.90	$ .00
HypotheticalA	$ 1,000.00	$ 1,025.21	$ .00
Service Class
Actual	$ 1,000.00	$ 1,078.50	$ .52
HypotheticalA	$ 1,000.00	$ 1,024.70	$ .51
Service Class 2
Actual	$ 1,000.00	$ 1,077.20	$ 1.31
HypotheticalA	$ 1,000.00	$ 1,023.95	$ 1.28
VIP Freedom 2025
Initial Class
Actual	$ 1,000.00	$ 1,086.60	$ .00
HypotheticalA	$ 1,000.00	$ 1,025.21	$ .00
Service Class
Actual	$ 1,000.00	$ 1,085.90	$ .53
HypotheticalA	$ 1,000.00	$ 1,024.70	$ .51
Service Class 2
Actual	$ 1,000.00	$ 1,084.90	$ 1.31
HypotheticalA	$ 1,000.00	$ 1,023.95	$ 1.28
VIP Freedom 2030
Initial Class
Actual	$ 1,000.00	$ 1,095.10	$ .00
HypotheticalA	$ 1,000.00	$ 1,025.21	$ .00
Service Class
Actual	$ 1,000.00	$ 1,094.70	$ .53
HypotheticalA	$ 1,000.00	$ 1,024.70	$ .51
Service Class 2
Actual	$ 1,000.00	$ 1,094.40	$ 1.32
HypotheticalA	$ 1,000.00	$ 1,023.95	$ 1.28

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity funds in which the fund invests are not included in the fund’s annualized expense ratio.

VIP Freedom Funds Portfolio

12

Annualized
Expense Ratio
VIP Freedom Income
Initial Class	00%
Service Class	10%
Service Class 2	25%
VIP Freedom 2005
Initial Class	00%
Service Class	10%
Service Class 2	25%
VIP Freedom 2010
Initial Class	00%
Service Class	10%
Service Class 2	25%
VIP Freedom 2015
Initial Class	00%
Service Class	10%
Service Class 2	25%
VIP Freedom 2020
Initial Class	00%
Service Class	10%
Service Class 2	25%
VIP Freedom 2025
Initial Class	00%
Service Class	10%
Service Class 2	25%
VIP Freedom 2030
Initial Class	00%
Service Class	10%
Service Class 2	25%

13 13 Annual Report

VIP Freedom Income Portfolio
Investment Changes

Fund Holdings as of December 31, 2005
	% of fund’s	% of fund’s investments
	investments	6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	3.4	3.3
VIP Equity Income Portfolio Initial Class	3.8	3.7
VIP Growth & Income Portfolio Initial Class	3.8	3.6
VIP Growth Portfolio Initial Class	3.8	3.8
VIP Mid Cap Portfolio Initial Class	1.4	1.4
VIP Value Portfolio Initial Class	3.2	3.2
VIP Value Strategies Portfolio Initial Class	1.4	1.4
	20.8	20.4
High Yield Fixed-Income Funds
VIP High Income Portfolio Initial Class	5.0	5.0
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Initial Class	34.5	35.1
Short-Term Funds
VIP Money Market Portfolio Initial Class	39.7	39.5
	100.0	100.0

VIP Freedom Funds Portfolio 14

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund’s holdings as of June 30, 2005. The current allocation is based on the fund’s holdings as of December 31, 2005. The expected allocation represents the fund’s anticipated allocation at June 30, 2006.

15 Annual Report

VIP Freedom Income Portfolio
Investments December 31, 2005
Showing Percentage of Total Value of Investment in Securities
Equity Funds 20.8%
	Shares	Value (Note 1)
Domestic Equity Funds 20.8%
VIP Contrafund Portfolio Initial Class	7,286	$ 226,089
VIP Equity Income Portfolio Initial Class	9,912	252,651
VIP Growth & Income Portfolio Initial Class	17,525	258,489
VIP Growth Portfolio Initial Class	7,523	253,541
VIP Mid Cap Portfolio Initial Class	2,717	95,379
VIP Value Portfolio Initial Class	17,145	216,540
VIP Value Strategies Portfolio Initial Class	6,529	91,467
TOTAL EQUITY FUNDS
(Cost $1,307,028)		1,394,156
Fixed Income Funds 39.5%
High Yield Fixed-Income Funds – 5.0%
VIP High Income Portfolio Initial Class	54,152	334,115
Investment Grade Fixed Income Funds 34.5%
VIP Investment Grade Bond Portfolio Initial Class	180,658	2,305,194
TOTAL FIXED-INCOME FUNDS
(Cost $2,636,978)		2,639,309
Short Term Funds 39.7%
VIP Money Market Portfolio Initial Class
(Cost $2,651,455)	2,651,455	2,651,455
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $6,595,461)		$ 6,684,920

Income Tax Information

At December 31, 2005, the fund had a capital loss carryforward of approximately $1,115 all of which will expire on December 31, 2013.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Funds Portfolio 16

VIP Freedom Income Portfolio

Financial Statements

Statement of Assets and Liabilities
	December 31, 2005

Assets
Investment in securities, at value
(cost $6,595,461) — See accompanying schedule		$6,684,920
Cash		9
Receivable for investments sold		80
Dividends receivable from underlying funds		307
Total assets		6,685,316

Liabilities
Payable for fund shares redeemed	$81
Distribution fees payable	106
Total liabilities		187

Net Assets		$6,685,129
Net Assets consist of:
Paid in capital		$6,596,033
Undistributed net investment income		1,007
Accumulated undistributed net realized gain (loss) on investments		(1,370)
Net unrealized appreciation (depreciation) on investments		89,459
Net Assets		$6,685,129

Calculation of Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($5,954,083 ÷ 574,968 shares)		$10.36
Service Class:
Net Asset Value, offering price and redemption price per share ($365,710 ÷ 35,308 shares)		$10.36
Service Class 2:
Net Asset Value, offering price and redemption price per share ($365,336 ÷ 35,274 shares)		$10.36

Statement of Operations
	For the period April 26, 2005
	(commencement of operations) to December 31, 2005

Investment Income
Income distributions from underlying funds		$63,705

Expenses
Distribution fees	$857
Independent trustees’ compensation	10
Total expenses before reductions	867
Expense reductions	(10)	857

Net investment income (loss)		62,848
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares		(1,370)
Change in net unrealized appreciation (depreciation) on underlying funds		89,459
Net gain (loss)		88,089
Net increase (decrease) in net assets resulting from operations		$150,937

See accompanying notes which are an integral part of the financial statements.

17 Annual Report

VIP Freedom Funds Portfolio
Financial Statements - continued

Statement of Changes in Net Assets
For the period
April 26, 2005
(commencement of
operations)
to December 31,
2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$62,848
Net realized gain (loss)	(1,370)
Change in net unrealized appreciation (depreciation)	89,459
Net increase (decrease) in net assets resulting from operations	150,937
Distributions to shareholders from net investment income	(61,841)
Share transactions - net increase (decrease)	6,596,033
Total increase (decrease) in net assets	6,685,129

Net Assets
Beginning of period	—
End of period (including undistributed net investment income of $1,007)	$6,685,129

Financial Highlights Initial Class

Period ended December 31,	2005F
Selected Per Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)D	16
Net realized and unrealized gain (loss)	30
Total from investment operations	46
Distributions from net investment income	(.10)
Net asset value, end of period	$10.36
Total ReturnB,C	4.58%
Ratios to Average Net AssetsE,G
Expenses before reductions	00%A
Expenses net of waiver fees, if any	00%A
Expenses net of all reductions	00%A
Net investment income (loss)	2.34%A
Supplemental Data
Net assets, end of period (000 omitted)	$5,954
Portfolio turnover rate	12%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the underlying funds.
F For the period April 26, 2005 (commencement of operations) to December 31, 2005.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

See accompanying notes which are an integral part of the financial statements.
VIP Freedom Funds Portfolio	18

Financial Highlights Service Class

Period ended December 31,	2005F
Selected Per Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)D	16
Net realized and unrealized gain (loss)	29
Total from investment operations	45
Distributions from net investment income	(.09)
Net asset value, end of period	$ 10.36
Total ReturnB,C	4.51%
Ratios to Average Net AssetsE,G
Expenses before reductions	10%A
Expenses net of fee waivers, if any	10%A
Expenses net of all reductions	10%A
Net investment income (loss)	2.24%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 366
Portfolio turnover rate	12%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the underlying funds.
F For the period April 26, 2005 (commencement of operations) to December 31, 2005.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

Financial Highlights Service Class 2

Period ended December 31,	2005F
Selected Per Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)D	15
Net realized and unrealized gain (loss)	29
Total from investment operations	44
Distributions from net investment income	(.08)
Net asset value, end of period	$ 10.36
Total ReturnB,C	4.41%
Ratios to Average Net AssetsE,G
Expenses before reductions	25%A
Expenses net of fee waivers, if any	25%A
Expenses net of all reductions	25%A
Net investment income (loss)	2.09%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 365
Portfolio turnover rate	12%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the underlying funds.
F For the period April 26, 2005 (commencement of operations) to December 31, 2005.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

See accompanying notes which are an integral part of the financial statements.

19 Annual Report

VIP Freedom 2005 Portfolio
Investment Changes

Fund Holdings as of December 31, 2005
	% of fund’s	% of fund’s investments
	investments	6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	6.7	6.5
VIP Equity Income Portfolio Initial Class	7.5	7.5
VIP Growth & Income Portfolio Initial Class	7.7	7.3
VIP Growth Portfolio Initial Class	7.5	7.6
VIP Mid Cap Portfolio Initial Class	2.8	2.7
VIP Value Portfolio Initial Class	6.4	6.4
VIP Value Strategies Portfolio Initial Class	2.7	2.8
	41.3	40.8
International Equity Funds
VIP Overseas Portfolio Initial Class	5.6	5.0
High Yield Fixed-Income Funds
VIP High Income Portfolio Initial Class	4.9	5.0
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Initial Class	38.6	39.5
Short-Term Funds
VIP Money Market Portfolio Initial Class	9.6	9.7
	100.0	100.0

VIP Freedom Funds Portfolio 20

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund’s holdings as of June 30, 2005. The current allocation is based on the fund’s holdings as of December 31, 2005. The expected allocation represents the fund’s anticipated allocation at June 30, 2006.

21 Annual Report

VIP Freedom 2005 Portfolio
Investments December 31, 2005
Showing Percentage of Total Value of Investment in Securities
Equity Funds 46.9%
	Shares	Value (Note 1)
Domestic Equity Funds 41.3%
VIP Contrafund Portfolio Initial Class	13,067	$405,456
VIP Equity Income Portfolio Initial Class	17,739	452,169
VIP Growth & Income Portfolio Initial Class	31,426	463,528
VIP Growth Portfolio Initial Class	13,466	453,814
VIP Mid Cap Portfolio Initial Class	4,841	169,950
VIP Value Portfolio Initial Class	30,616	386,678
VIP Value Strategies Portfolio Initial Class	11,586	162,324
TOTAL DOMESTIC EQUITY FUNDS		2,493,919
International Equity Funds 5.6%
VIP Overseas Portfolio Initial Class	16,394	337,885
TOTAL EQUITY FUNDS
(Cost $2,623,397)		2,831,804
Fixed Income Funds 43.5%
High Yield Fixed-Income Funds – 4.9%
VIP High Income Portfolio Initial Class	48,124	296,925
Investment Grade Fixed Income Funds 38.6%
VIP Investment Grade Bond Portfolio Initial Class	182,398	2,327,404
TOTAL FIXED-INCOME FUNDS
(Cost $2,620,236)		2,624,329
Short Term Funds 9.6%
VIP Money Market Portfolio Initial Class
(Cost $582,749)	582,749	582,749
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $5,826,382)		$6,038,882

Income Tax Information

At December 31, 2005, the fund had a capital loss carryforward of approximately $1,861 all of which will expire on December 31, 2013.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Funds Portfolio 22

VIP Freedom 2005 Portfolio

Financial Statements

Statement of Assets and Liabilities
	December 31, 2005

Assets
Investment in securities, at value
(cost $5,826,382) — See accompanying schedule		$6,038,882
Receivable for fund shares sold		196
Total assets		6,039,078

Liabilities
Payable for investments purchased	$123
Payable for fund shares redeemed	6
Distribution fees payable	110
Total liabilities		239

Net Assets		$6,038,839
Net Assets consist of:
Paid in capital		$5,828,122
Undistributed net investment income		78
Accumulated undistributed net realized gain (loss) on investments		(1,861)
Net unrealized appreciation (depreciation) on investments		212,500
Net Assets		$6,038,839

Calculation of Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($5,283,970 ÷ 491,915 shares)		$10.74
Service Class:
Net Asset Value, offering price and redemption price per share ($377,628 ÷ 35,167 shares)		$10.74
Service Class 2:
Net Asset Value, offering price and redemption price per share ($377,241 ÷ 35,131 shares)		$10.74

Statement of Operations
	For the period April 26, 2005
	(commencement of operations) to December 31, 2005

Investment Income
Income distributions from underlying funds		$32,514

Expenses
Distribution fees	$873
Independent trustees’ compensation	10
Total expenses before reductions	883
Expense reductions	(10)	873

Net investment income (loss)		31,641
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares		(1,861)
Change in net unrealized appreciation (depreciation) on underlying funds		212,500
Net gain (loss)		210,639
Net increase (decrease) in net assets resulting from operations		$242,280

See accompanying notes which are an integral part of the financial statements.

23 Annual Report

VIP Freedom 2005 Portfolio
Financial Statements - continued

Statement of Changes in Net Assets
For the period
April 26, 2005
(commencement of
operations)
to December 31,
2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$31,641
Net realized gain (loss)	(1,861)
Change in net unrealized appreciation (depreciation)	212,500
Net increase (decrease) in net assets resulting from operations	242,280
Distributions to shareholders from net investment income	(31,563)
Share transactions - net increase (decrease)	5,828,122
Total increase (decrease) in net assets	6,038,839

Net Assets
Beginning of period	—
End of period (including undistributed net investment income of $78)	$6,038,839

Financial Highlights Initial Class

Period ended December 31,	2005F
Selected Per Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)D	09
Net realized and unrealized gain (loss)	71
Total from investment operations	80
Distributions from net investment income	(.06)
Net asset value, end of period	$10.74
Total ReturnB,C	7.98%
Ratios to Average Net AssetsE,G
Expenses before reductions	00%A
Expenses net of fee waivers, if any	00%A
Expenses net of all reductions	00%A
Net investment income (loss)	1.24%A
Supplemental Data
Net assets, end of period (000 omitted)	$5,284
Portfolio turnover rate	43%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the underlying funds.
F For the period April 26, 2005 (commencement of operations) to December 31, 2005.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

See accompanying notes which are an integral part of the financial statements.
VIP Freedom Funds Portfolio	24

Financial Highlights Service Class

Period ended December 31,	2005F
Selected Per Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)D	08
Net realized and unrealized gain (loss)	71
Total from investment operations	79
Distributions from net investment income	(.05)
Net asset value, end of period	$ 10.74
Total ReturnB,C	7.91%
Ratios to Average Net AssetsE,G
Expenses before reductions	10%A
Expenses net of fee waivers, if any	10%A
Expenses net of all reductions	10%A
Net investment income (loss)	1.14%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 378
Portfolio turnover rate	43%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the underlying funds.
F For the period April 26, 2005 (commencement of operations) to December 31, 2005.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

Financial Highlights Service Class 2

Period ended December 31,	2005F
Selected Per Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)D	07
Net realized and unrealized gain (loss)	71
Total from investment operations	78
Distributions from net investment income	(.04)
Net asset value, end of period	$ 10.74
Total ReturnB,C	7.80%
Ratios to Average Net AssetsE,G
Expenses before reductions	25%A
Expenses net of fee waivers, if any	25%A
Expenses net of all reductions	25%A
Net investment income (loss)	1.00%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 377
Portfolio turnover rate	43%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the underlying funds.
F For the period April 26, 2005 (commencement of operations) to December 31, 2005.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

See accompanying notes which are an integral part of the financial statements.

25 Annual Report

VIP Freedom 2010 Portfolio
Investment Changes

Fund Holdings as of December 31, 2005
	% of fund’s	% of fund’s investments
	investments	6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	6.9	6.7
VIP Equity Income Portfolio Initial Class	7.8	7.8
VIP Growth & Income Portfolio Initial Class	7.9	7.6
VIP Growth Portfolio Initial Class	7.8	7.8
VIP Mid Cap Portfolio Initial Class	2.9	2.8
VIP Value Portfolio Initial Class	6.6	6.7
VIP Value Strategies Portfolio Initial Class	2.8	2.8
	42.7	42.2
International Equity Funds
VIP Overseas Portfolio Initial Class	5.9	5.4
High Yield Fixed-Income Funds
VIP High Income Portfolio Initial Class	5.2	5.3
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Initial Class	37.7	38.5
Short-Term Funds
VIP Money Market Portfolio Initial Class	8.5	8.6
	100.0	100.0

VIP Freedom Funds Portfolio 26

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund’s holdings as of June 30, 2005. The current allocation is based on the fund’s holdings as of December 31, 2005. The expected allocation represents the fund’s anticipated allocation at June 30, 2006.

27 Annual Report

VIP Freedom 2010 Portfolio
Investments December 31, 2005
Showing Percentage of Total Value of Investment in Securities
Equity Funds 48.6%
	Shares	Value (Note 1)
Domestic Equity Funds 42.7%
VIP Contrafund Portfolio Initial Class	52,766	$ 1,637,343
VIP Equity Income Portfolio Initial Class	72,627	1,851,260
VIP Growth & Income Portfolio Initial Class	127,674	1,883,191
VIP Growth Portfolio Initial Class	54,914	1,850,616
VIP Mid Cap Portfolio Initial Class	19,638	689,481
VIP Value Portfolio Initial Class	125,378	1,583,529
VIP Value Strategies Portfolio Initial Class	47,542	666,063
TOTAL DOMESTIC EQUITY FUNDS		10,161,483
International Equity Funds 5.9%
VIP Overseas Portfolio Initial Class	68,574	1,413,303
TOTAL EQUITY FUNDS
(Cost $10,981,060)		11,574,786
Fixed Income Funds 42.9%
High Yield Fixed-Income Funds – 5.2%
VIP High Income Portfolio Initial Class	198,801	1,226,602
Investment Grade Fixed Income Funds 37.7%
VIP Investment Grade Bond Portfolio Initial Class	703,329	8,974,483
TOTAL FIXED-INCOME FUNDS
(Cost $10,202,884)		10,201,085
Short Term Funds 8.5%
VIP Money Market Portfolio Initial Class
(Cost $2,033,768)	2,033,768	2,033,768
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $23,217,712)		$ 23,809,639

Income Tax Information

At December 31, 2005, the fund had a capital loss carryforward of approximately $11,415 all of which will expire on December 31, 2013.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Funds Portfolio 28

VIP Freedom 2010 Portfolio

Financial Statements

Statement of Assets and Liabilities
		December 31, 2005

Assets
Investment in securities, at value
(cost $23,217,712) — See accompanying schedule			$23,809,639
Cash			6
Receivable for fund shares sold			206,397
Total assets			24,016,042

Liabilities
Payable for investments purchased		$206,063
Payable for fund shares redeemed		97
Distribution fees payable		1,716
Total liabilities			207,876

Net Assets			$23,808,166
Net Assets consist of:
Paid in capital			$23,229,439
Accumulated undistributed net realized gain (loss) on investments			(13,200)
Net unrealized appreciation (depreciation) on investments			591,927
Net Assets			$23,808,166

Calculation of Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($13,342,720 ÷ 1,238,244 shares)			$10.78
Service Class:
Net Asset Value, offering price and redemption price per share ($763,610 ÷ 70,876 shares)			$10.77
Service Class 2:
Net Asset Value, offering price and redemption price per share ($9,701,836 ÷ 901,828 shares)			$10.76

Statement of Operations
	For the period April 26, 2005
	(commencement of operations) to December 31, 2005

Investment Income
Income distributions from underlying funds			$113,956

Expenses
Distribution fees	$	$5,906
Independent trustees’ compensation		24
Total expenses before reductions		5,930
Expense reductions		(24)	5,906

Net investment income (loss)			108,050
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares			(13,200)
Change in net unrealized appreciation (depreciation) on underlying funds			591,927
Net gain (loss)			578,727
Net increase (decrease) in net assets resulting from operations			$686,777

See accompanying notes which are an integral part of the financial statements.

29 Annual Report

VIP Freedom 2010 Portfolio
Financial Statements - continued

Statement of Changes in Net Assets
For the period
April 26, 2005
(commencement of
operations)
to December 31,
2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$108,050
Net realized gain (loss)	(13,200)
Change in net unrealized appreciation (depreciation)	591,927
Net increase (decrease) in net assets resulting from operations	686,777
Distributions to shareholders from net investment income	(109,350)
Share transactions - net increase (decrease)	23,230,739
Total increase (decrease) in net assets	23,808,166

Net Assets
Beginning of period	—
End of period	$23,808,166

Financial Highlights Initial Class

Period ended December 31,	2005F
Selected Per Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)D	11
Net realized and unrealized gain (loss)	72
Total from investment operations	83
Distributions from net investment income	(.05)
Net asset value, end of period	$10.78
Total ReturnB,C	8.33%
Ratios to Average Net AssetsE,G
Expenses before reductions	00%A
Expenses net of fee waivers, if any	00%A
Expenses net of all reductions	00%A
Net investment income (loss)	1.56%A
Supplemental Data
Net assets, end of period (000 omitted)	$13,343
Portfolio turnover rate	24%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the underlying funds.
F For the period April 26, 2005 (commencement of operations) to December 31, 2005.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

See accompanying notes which are an integral part of the financial statements.
VIP Freedom Funds Portfolio	30

Financial Highlights Service Class

Period ended December 31,	2005F
Selected Per Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)D	10
Net realized and unrealized gain (loss)	72
Total from investment operations	82
Distributions from net investment income	(.05)
Net asset value, end of period	$ 10.77
Total ReturnB,C	8.17%
Ratios to Average Net AssetsE,G
Expenses before reductions	10%A
Expenses net of fee waivers, if any	10%A
Expenses net of all reductions	10%A
Net investment income (loss)	1.46%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 764
Portfolio turnover rate	24%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the underlying funds.
F For the period April 26, 2005 (commencement of operations) to December 31, 2005.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

Financial Highlights Service Class 2

Period ended December 31,	2005F
Selected Per Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)D	09
Net realized and unrealized gain (loss)	72
Total from investment operations	81
Distributions from net investment income	(.05)
Net asset value, end of period	$ 10.76
Total ReturnB,C	8.07%
Ratios to Average Net AssetsE,G
Expenses before reductions	25%A
Expenses net of fee waivers, if any	25%A
Expenses net of all reductions	25%A
Net investment income (loss)	1.31%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,702
Portfolio turnover rate	24%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the underlying funds.
F For the period April 26, 2005 (commencement of operations) to December 31, 2005.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

See accompanying notes which are an integral part of the financial statements.

31 Annual Report

VIP Freedom 2015 Portfolio
Investment Changes

Fund Holdings as of December 31, 2005
	% of fund’s	% of fund’s investments
	investments	6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	8.4	8.3
VIP Equity Income Portfolio Initial Class	9.4	9.5
VIP Growth & Income Portfolio Initial Class	9.6	9.2
VIP Growth Portfolio Initial Class	9.4	9.6
VIP Mid Cap Portfolio Initial Class	3.5	3.4
VIP Value Portfolio Initial Class	8.1	8.1
VIP Value Strategies Portfolio Initial Class	3.4	3.6
	51.8	51.7
International Equity Funds
VIP Overseas Portfolio Initial Class	9.4	8.5
High Yield Fixed-Income Funds
VIP High Income Portfolio Initial Class	6.5	6.7
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Initial Class	29.1	29.9
Short-Term Funds
VIP Money Market Portfolio Initial Class	3.2	3.2
	100.0	100.0

VIP Freedom Funds Portfolio 32

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund’s holdings as of June 30, 2005. The current allocation is based on the fund’s holdings as of December 31, 2005. The expected allocation represents the fund’s anticipated allocation at June 30, 2006.

33 Annual Report

VIP Freedom 2015 Portfolio
Investments December 31, 2005
Showing Percentage of Total Value of Investment in Securities
Equity Funds 61.2%
	Shares	Value (Note 1)
Domestic Equity Funds 51.8%
VIP Contrafund Portfolio Initial Class	40,422	$ 1,254,294
VIP Equity Income Portfolio Initial Class	55,307	1,409,781
VIP Growth & Income Portfolio Initial Class	97,771	1,442,117
VIP Growth Portfolio Initial Class	41,876	1,411,217
VIP Mid Cap Portfolio Initial Class	14,987	526,180
VIP Value Portfolio Initial Class	95,471	1,205,798
VIP Value Strategies Portfolio Initial Class	36,176	506,821
TOTAL DOMESTIC EQUITY FUNDS		7,756,208
International Equity Funds 9.4%
VIP Overseas Portfolio Initial Class	67,792	1,397,186
TOTAL EQUITY FUNDS
(Cost $8,548,077)		9,153,394
Fixed Income Funds 35.6%
High Yield Fixed-Income Funds – 6.5%
VIP High Income Portfolio Initial Class	159,286	982,793
Investment Grade Fixed Income Funds 29.1%
VIP Investment Grade Bond Portfolio Initial Class	341,175	4,353,397
TOTAL FIXED-INCOME FUNDS
(Cost $5,362,013)		5,336,190
Short Term Funds 3.2%
VIP Money Market Portfolio Initial Class
(Cost $478,930)	478,930	478,930
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $14,389,020)		$ 14,968,514

Income Tax Information

At December 31, 2005, the fund had a capital loss carryforward of approximately $10,188 all of which will expire on December 31, 2013.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Funds Portfolio 34

VIP Freedom 2015 Portfolio

Financial Statements

Statement of Assets and Liabilities
	December 31, 2005

Assets
Investment in securities, at value
(cost $14,389,020) — See accompanying schedule		$14,968,514
Cash		6
Receivable for investments sold		99,280
Dividends receivable from underlying funds		55
Total assets		15,067,855

Liabilities
Payable for fund shares redeemed	$99,280
Distribution fees payable	139
Total liabilities		99,419

Net Assets		$14,968,436
Net Assets consist of:
Paid in capital		$14,400,438
Accumulated undistributed net realized gain (loss) on investments		(11,496)
Net unrealized appreciation (depreciation) on investments		579,494
Net Assets		$14,968,436
Calculation of Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($13,930,012 ÷ 1,272,377 shares)		$10.95
Service Class:
Net Asset Value, offering price and redemption price per share ($385,124 ÷ 35,173 shares)		$10.95
Service Class 2:
Net Asset Value, offering price and redemption price per share ($653,300 ÷ 59,708 shares)		$10.94

Statement of Operations
	For the period April 26, 2005
	(commencement of operations) to December 31, 2005

Investment Income
Income distributions from underlying funds		$82,844

Expenses
Distribution fees	$908
Independent trustees’ compensation	19
Total expenses before reductions	927
Expense reductions	(19)	908

Net investment income (loss)		81,936
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares		(11,496)
Change in net unrealized appreciation (depreciation) on underlying funds		579,494
Net gain (loss)		567,998
Net increase (decrease) in net assets resulting from operations		$649,934

See accompanying notes which are an integral part of the financial statements.

35 Annual Report

VIP Freedom 2015 Portfolio
Financial Statements - continued

Statement of Changes in Net Assets
For the period
April 26, 2005
(commencement of
operations)
to December 31,
2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$81,936
Net realized gain (loss)	(11,496)
Change in net unrealized appreciation (depreciation)	579,494
Net increase (decrease) in net assets resulting from operations	649,934
Distributions to shareholders from net investment income	(82,427)
Share transactions - net increase (decrease)	14,400,929
Total increase (decrease) in net assets	14,968,436

Net Assets
Beginning of period	—
End of period	$14,968,436

Financial Highlights Initial Class

Period ended December 31,	2005F
Selected Per Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)D	11
Net realized and unrealized gain (loss)	90
Total from investment operations	1.01
Distributions from net investment income	(.06)
Net asset value, end of period	$10.95
Total ReturnB,C	10.11%
Ratios to Average Net AssetsE,G
Expenses before reductions	00%A
Expenses net of fee waivers, if any	00%A
Expenses net of all reductions	00%A
Net investment income (loss)	1.50%A
Supplemental Data
Net assets, end of period (000 omitted)	$13,930
Portfolio turnover rate	38%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the underlying funds.
F For the period April 26, 2005 (commencement of operations) to December 31, 2005.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

See accompanying notes which are an integral part of the financial statements.
VIP Freedom Funds Portfolio	36

Financial Highlights Service Class

Period ended December 31,	2005F
Selected Per Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)D	10
Net realized and unrealized gain (loss)	90
Total from investment operations	1.00
Distributions from net investment income	(.05)
Net asset value, end of period	$ 10.95
Total ReturnB,C	10.04%
Ratios to Average Net AssetsE,G
Expenses before reductions	10%A
Expenses net of fee waivers, if any	10%A
Expenses net of all reductions	10%A
Net investment income (loss)	1.40%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 385
Portfolio turnover rate	38%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the underlying funds.
F For the period April 26, 2005 (commencement of operations) to December 31, 2005.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

Financial Highlights Service Class 2

Period ended December 31,	2005F
Selected Per Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)D	09
Net realized and unrealized gain (loss)	90
Total from investment operations	99
Distributions from net investment income	(.05)
Net asset value, end of period	$ 10.94
Total ReturnB,C	9.90%
Ratios to Average Net AssetsE,G
Expenses before reductions	25%A
Expenses net of fee waivers, if any	25%A
Expenses net of all reductions	25%A
Net investment income (loss)	1.25%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 653
Portfolio turnover rate	38%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the underlying funds.
F For the period April 26, 2005 (commencement of operations) to December 31, 2005.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include the expenses of the investment companies in which the fund invests.

See accompanying notes which are an integral part of the financial statements.

37 Annual Report

VIP Freedom 2020 Portfolio
Investment Changes

Fund Holdings as of December 31, 2005
	% of fund’s	% of fund’s investments
	investments	6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	9.5	9.4
VIP Equity Income Portfolio Initial Class	10.8	10.8
VIP Growth & Income Portfolio Initial Class	10.9	10.7
VIP Growth Portfolio Initial Class	10.8	10.8
VIP Mid Cap Portfolio Initial Class	4.0	3.9
VIP Value Portfolio Initial Class	9.2	9.3
VIP Value Strategies Portfolio Initial Class	3.9	4.0
	59.1	58.9
International Equity Funds
VIP Overseas Portfolio Initial Class	10.7	10.0
High Yield Fixed-Income Funds
VIP High Income Portfolio Initial Class	7.3	7.5
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Initial Class	22.7	23.4
Short-Term Funds
VIP Money Market Portfolio Initial Class	0.2	0.2
	100.0	100.0

VIP Freedom Funds Portfolio 38

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund’s holdings as of June 30, 2005. The current allocation is based on the fund’s holdings as of December 31, 2005. The expected allocation represents the fund’s anticipated allocation at June 30, 2006.

39 Annual Report

VIP Freedom 2020 Portfolio
Investments December 31, 2005
Showing Percentage of Total Value of Investment in Securities
Equity Funds 69.8%
	Shares	Value (Note 1)
Domestic Equity Funds 59.1%
VIP Contrafund Portfolio Initial Class	104,620	$ 3,246,347
VIP Equity Income Portfolio Initial Class	143,850	3,666,736
VIP Growth & Income Portfolio Initial Class	252,889	3,730,106
VIP Growth Portfolio Initial Class	108,788	3,666,150
VIP Mid Cap Portfolio Initial Class	38,810	1,362,628
VIP Value Portfolio Initial Class	248,582	3,139,595
VIP Value Strategies Portfolio Initial Class	94,330	1,321,562
TOTAL DOMESTIC EQUITY FUNDS		20,133,124
International Equity Funds 10.7%
VIP Overseas Portfolio Initial Class	177,953	3,667,617
TOTAL EQUITY FUNDS
(Cost $22,471,075)		23,800,741
Fixed Income Funds 30.0%
High Yield Fixed-Income Funds – 7.3%
VIP High Income Portfolio Initial Class	402,426	2,482,971
Investment Grade Fixed Income Funds 22.7%
VIP Investment Grade Bond Portfolio Initial Class	605,989	7,732,424
TOTAL FIXED-INCOME FUNDS
(Cost $10,299,313)		10,215,395
Short Term Funds 0.2%
VIP Money Market Portfolio Initial Class
(Cost $72,681)	72,681	72,681
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $32,843,069)		$ 34,088,817

Income Tax Information

At December 31, 2005, the fund had a capital loss carryforward of approximately $5,157 all of which will expire on December 31, 2013.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Funds Portfolio 40

VIP Freedom 2020 Portfolio

Financial Statements

Statement of Assets and Liabilities
	December 31, 2005

Assets
Investment in securities, at value
(cost $32,843,069) — See accompanying schedule		$34,088,817
Cash		7
Receivable for fund shares sold		143,029
Total assets		34,231,853

Liabilities
Payable for investments purchased	$142,476
Payable for fund shares redeemed	543
Distribution fees payable	3,172
Total liabilities		146,191

Net Assets		$34,085,662
Net Assets consist of:
Paid in capital		$32,845,793
Accumulated undistributed net realized gain (loss) on investments		(5,879)
Net unrealized appreciation (depreciation) on investments		1,245,748
Net Assets		$34,085,662
Calculation of Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($16,084,864 ÷ 1,452,648 shares)		$11.07
Service Class:
Net Asset Value, offering price and redemption price per share ($1,586,446 ÷ 143,292 shares)		$11.07
Service Class 2:
Net Asset Value, offering price and redemption price per share ($16,414,352 ÷ 1,483,712 shares)		$11.06

Statement of Operations
	For the period April 26, 2005
	(commencement of operations) to December 31, 2005

Investment Income
Income distributions from underlying funds		$192,830

Expenses
Distribution fees	$11,187
Independent trustees’ compensation	35
Total expenses before reductions	11,222
Expense reductions	(35)	11,187

Net investment income (loss)		181,643
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares		(5,878)
Change in net unrealized appreciation (depreciation) on underlying funds		1,245,748
Net gain (loss)		1,239,870
Net increase (decrease) in net assets resulting from operations		$1,421,513

See accompanying notes which are an integral part of the financial statements.

41 Annual Report

VIP Freedom 2020 Portfolio
Financial Statements - continued

Statement of Changes in Net Assets
For the period
April 26, 2005
(commencement of
operations)
to December 31,
2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$181,643
Net realized gain (loss)	(5,878)
Change in net unrealized appreciation (depreciation)	1,245,748
Net increase (decrease) in net assets resulting from operations	1,421,513
Distributions to shareholders from net investment income	(183,754)
Share transactions - net increase (decrease)	32,847,903
Total increase (decrease) in net assets	34,085,662

Net Assets
Beginning of period	—
End of period	$34,085,662

Financial Highlights Initial Class

Period ended December 31,	2005F
Selected Per Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)D	13
Net realized and unrealized gain (loss)	1.00
Total from investment operations	1.13
Distributions from net investment income	(.06)
Net asset value, end of period	$11.07
Total ReturnB,C	11.34%
Ratios to Average Net AssetsE,G
Expenses before reductions	00%A
Expenses net of fee waivers, if any	00%A
Expenses net of all reductions	00%A
Net investment income (loss)	1.80%A
Supplemental Data
Net assets, end of period (000 omitted)	$16,085
Portfolio turnover rate	14%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the underlying funds.
F For the period April 26, 2005 (commencement of operations) to December 31, 2005.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

See accompanying notes which are an integral part of the financial statements.
VIP Freedom Funds Portfolio	42

Financial Highlights Service Class

Period ended December 31,	2005F
Selected Per Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)D	12
Net realized and unrealized gain (loss)	1.01
Total from investment operations	1.13
Distributions from net investment income	(.06)
Net asset value, end of period	$ 11.07
Total ReturnB,C	11.30%
Ratios to Average Net AssetsE,G
Expenses before reductions	10%A
Expenses net of fee waivers, if any	10%A
Expenses net of all reductions	10%A
Net investment income (loss)	1.70%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,586
Portfolio turnover rate	14%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the underlying funds.
F For the period April 26, 2005 (commencement of operations) to December 31, 2005.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

Financial Highlights Service Class 2

Period ended December 31,	2005F
Selected Per Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)D	11
Net realized and unrealized gain (loss)	1.01
Total from investment operations	1.12
Distributions from net investment income	(.06)
Net asset value, end of period	$ 11.06
Total ReturnB,C	11.17%
Ratios to Average Net AssetsE,G
Expenses before reductions	25%A
Expenses net of fee waivers, if any	25%A
Expenses net of all reductions	25%A
Net investment income (loss)	1.55%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,414
Portfolio turnover rate	14%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the underlying funds.
F For the period April 26, 2005 (commencement of operations) to December 31, 2005.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

See accompanying notes which are an integral part of the financial statements.

43 Annual Report

VIP Freedom 2025 Portfolio
Investment Changes

Fund Holdings as of December 31, 2005
	% of fund’s	% of fund’s investments
	investments	6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	10.4	10.3
VIP Equity Income Portfolio Initial Class	11.6	11.8
VIP Growth & Income Portfolio Initial Class	11.8	11.4
VIP Growth Portfolio Initial Class	11.7	11.9
VIP Mid Cap Portfolio Initial Class	4.4	4.3
VIP Value Portfolio Initial Class	9.9	10.1
VIP Value Strategies Portfolio Initial Class	4.2	4.4
	64.0	64.2
International Equity Funds
VIP Overseas Portfolio Initial Class	11.8	10.8
High Yield Fixed-Income Funds
VIP High Income Portfolio Initial Class	7.2	7.4
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Initial Class	16.9	17.5
Short-Term Funds
VIP Money Market Portfolio Initial Class	0.1	0.1
	100.0	100.0

VIP Freedom Funds Portfolio 44

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund’s holdings as of June 30, 2005. The current allocation is based on the fund’s holdings as of December 31, 2005. The expected allocation represents the fund’s anticipated allocation at June 30, 2006.

45 Annual Report

VIP Freedom 2025 Portfolio
Investments December 31, 2005
Showing Percentage of Total Value of Investment in Securities
Equity Funds 75.8%
	Shares	Value (Note 1)
Domestic Equity Funds 64.0%
VIP Contrafund Portfolio Initial Class	18,754	$ 581,938
VIP Equity Income Portfolio Initial Class	25,558	651,471
VIP Growth & Income Portfolio Initial Class	45,053	664,531
VIP Growth Portfolio Initial Class	19,403	653,896
VIP Mid Cap Portfolio Initial Class	6,947	243,910
VIP Value Portfolio Initial Class	44,167	557,829
VIP Value Strategies Portfolio Initial Class	16,814	235,564
TOTAL DOMESTIC EQUITY FUNDS		3,589,139
International Equity Funds 11.8%
VIP Overseas Portfolio Initial Class	32,214	663,939
TOTAL EQUITY FUNDS
(Cost $3,943,118)		4,253,078
Fixed Income Funds 24.1%
High Yield Fixed-Income Funds – 7.2%
VIP High Income Portfolio Initial Class	65,614	404,839
Investment Grade Fixed Income Funds 16.9%
VIP Investment Grade Bond Portfolio Initial Class	74,182	946,556
TOTAL FIXED-INCOME FUNDS
(Cost $1,364,973)		1,351,395
Short Term Funds 0.1%
VIP Money Market Portfolio Initial Class
(Cost $5,360)	5,360	5,360
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $5,313,451)		$ 5,609,833

Income Tax Information

At December 31, 2005, the fund had a capital loss carryforward of approximately $1,012 all of which will expire on December 31, 2013.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Funds Portfolio 46

VIP Freedom 2025 Portfolio

Financial Statements

Statement of Assets and Liabilities
	December 31, 2005

Assets
Investment in securities, at value
(cost $5,313,451) — See accompanying schedule		$5,609,833
Cash		6
Receivable for fund shares sold		30,074
Total assets		5,639,913

Liabilities
Payable for investments purchased	$29,950
Payable for fund shares redeemed	13
Distribution fees payable	227
Total liabilities		30,190

Net Assets		$5,609,723
Net Assets consist of:
Paid in capital		$5,315,366
Accumulated undistributed net realized gain (loss) on investments		(2,025)
Net unrealized appreciation (depreciation) on investments		296,382
Net Assets		$5,609,723

Calculation of Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($4,825,071 ÷ 432,380 shares)		$11.16
Service Class:
Net Asset Value, offering price and redemption price per share ($392,527 ÷ 35,182 shares)		$11.16
Service Class 2:
Net Asset Value, offering price and redemption price per share ($392,125 ÷ 35,148 shares)		$11.16

Statement of Operations
	For the period April 26, 2005
	(commencement of operations) to December 31, 2005

Investment Income
Income distributions from underlying funds		$32,292

Expenses
Distribution fees	$892
Independent trustees’ compensation	8
Total expenses before reductions	900
Expense reductions	(8)	892

Net investment income (loss)		31,400
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares		(2,025)
Change in net unrealized appreciation (depreciation) on underlying funds		296,382
Net gain (loss)		294,357
Net increase (decrease) in net assets resulting from operations		$325,757

See accompanying notes which are an integral part of the financial statements.

47 Annual Report

VIP Freedom 2025 Portfolio
Financial Statements - continued

Statement of Changes in Net Assets
For the period
April 26, 2005
(commencement of
operations)
to December 31,
2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$31,400
Net realized gain (loss)	(2,025)
Change in net unrealized appreciation (depreciation)	296,382
Net increase (decrease) in net assets resulting from operations	325,757
Distributions to shareholders from net investment income	(31,744)
Share transactions - net increase (decrease)	5,315,710
Total increase (decrease) in net assets	5,609,723

Net Assets
Beginning of period	—
End of period	$5,609,723

Financial Highlights Initial Class

Period ended December 31,	2005F
Selected Per Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)D	11
Net realized and unrealized gain (loss)	1.12
Total from investment operations	1.23
Distributions from net investment income	(.07)
Net asset value, end of period	$11.16
Total ReturnB,C	12.25%
Ratios to Average Net AssetsE,G
Expenses before reductions	00%A
Expenses net of fee waivers, if any	00%A
Expenses net of all reductions	00%A
Net investment income (loss)	1.44%A
Supplemental Data
Net assets, end of period (000 omitted)	$4,825
Portfolio turnover rate	9%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the underlying funds.
F For the period April 26, 2005 (commencement of operations) to December 31, 2005.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

See accompanying notes which are an integral part of the financial statements.
VIP Freedom Funds Portfolio	48

Financial Highlights Service Class

Period ended December 31,	2005F
Selected Per Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)D	10
Net realized and unrealized gain (loss)	1.12
Total from investment operations	1.22
Distributions from net investment income	(.06)
Net asset value, end of period	$ 11.16
Total ReturnB,C	12.18%
Ratios to Average Net AssetsE,G
Expenses before reductions	10%A
Expenses net of fee waivers, if any	10%A
Expenses net of all reductions	10%A
Net investment income (loss)	1.34%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 393
Portfolio turnover rate	9%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the underlying funds.
F For the period April 26, 2005 (commencement of operations) to December 31, 2005.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment comapnies in which the fund invests.

Financial Highlights Service Class 2

Period ended December 31,	2005F
Selected Per Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)D	09
Net realized and unrealized gain (loss)	1.12
Total from investment operations	1.21
Distributions from net investment income	(.05)
Net asset value, end of period	$ 11.16
Total ReturnB,C	12.07%
Ratios to Average Net AssetsE,G
Expenses before reductions	25%A
Expenses net of fee waivers, if any	25%A
Expenses net of all reductions	25%A
Net investment income (loss)	1.19%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 392
Portfolio turnover rate	9%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the underlying funds.
F For the period April 26, 2005 (commencement of operations) to December 31, 2005.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

See accompanying notes which are an integral part of the financial statements.

49 Annual Report

VIP Freedom 2030 Portfolio
Investment Changes

Fund Holdings as of December 31, 2005
	% of fund’s	% of fund’s investments
	investments	6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	11.2	11.2
VIP Equity Income Portfolio Initial Class	12.7	12.8
VIP Growth & Income Portfolio Initial Class	12.9	12.6
VIP Growth Portfolio Initial Class	12.7	12.9
VIP Mid Cap Portfolio Initial Class	4.7	4.7
VIP Value Portfolio Initial Class	10.9	11.0
VIP Value Strategies Portfolio Initial Class	4.6	4.7
	69.7	69.9
International Equity Funds
VIP Overseas Portfolio Initial Class	13.3	12.4
High Yield Fixed-Income Funds
VIP High Income Portfolio Initial Class	7.2	7.5
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Initial Class	9.7	10.1
Short-Term Funds
VIP Money Market Portfolio Initial Class	0.1	0.1
	100.0	100.0

VIP Freedom Funds Portfolio 50

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund’s holdings as of June 30, 2005. The current allocation is based on the fund’s holdings as of December 31, 2005. The expected allocation represents the fund’s anticipated allocation at June 30, 2006.

51 Annual Report

VIP Freedom 2030 Portfolio
Investments December 31, 2005
Showing Percentage of Total Value of Investment in Securities
Equity Funds 83.0%
	Shares	Value (Note 1)
Domestic Equity Funds 69.7%
VIP Contrafund Portfolio Initial Class	60,207	$ 1,868,232
VIP Equity Income Portfolio Initial Class	82,648	2,106,707
VIP Growth & Income Portfolio Initial Class	145,358	2,144,029
VIP Growth Portfolio Initial Class	62,609	2,109,916
VIP Mid Cap Portfolio Initial Class	22,355	784,876
VIP Value Portfolio Initial Class	142,817	1,803,781
VIP Value Strategies Portfolio Initial Class	54,260	760,188
TOTAL DOMESTIC EQUITY FUNDS		11,577,729
International Equity Funds 13.3%
VIP Overseas Portfolio Initial Class	107,451	2,214,574
TOTAL EQUITY FUNDS
(Cost $12,922,942)		13,792,303
Fixed Income Funds 16.9%
High Yield Fixed-Income Funds – 7.2%
VIP High Income Portfolio Initial Class	194,631	1,200,876
Investment Grade Fixed Income Funds 9.7%
VIP Investment Grade Bond Portfolio Initial Class	126,084	1,608,835
TOTAL FIXED-INCOME FUNDS
(Cost $2,860,429)		2,809,711
Short Term Funds 0.1%
VIP Money Market Portfolio Initial Class
(Cost $15,910)	15,910	15,910
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $15,799,281)		$ 16,617,924

Income Tax Information

At December 31, 2005, the fund had a capital loss carryforward of approximately $14,782 all of which will expire on December 31, 2013.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Funds Portfolio 52

VIP Freedom 2030 Portfolio

Financial Statements

Statement of Assets and Liabilities
	December 31, 2005

Assets
Investment in securities, at value
(cost $15,799,281) — See accompanying schedule		$16,617,924
Cash		56
Receivable for fund shares sold		135,293
Total assets		16,753,273

Liabilities
Payable for investments purchased	$135,226
Payable for fund shares redeemed	67
Distribution fees payable	1,441
Total liabilities		136,734

Net Assets		$16,616,539
Net Assets consist of:
Paid in capital		$15,813,208
Accumulated undistributed net realized gain (loss) on investments		(15,312)
Net unrealized appreciation (depreciation) on investments		818,643
Net Assets		$16,616,539

Calculation of Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($8,261,902 ÷ 733,188 shares)		$11.27
Service Class:
Net Asset Value, offering price and redemption price per share ($958,174 ÷ 85,040 shares)		$11.27
Service Class 2:
Net Asset Value, offering price and redemption price per share ($7,396,463 ÷ 657,153 shares)		$11.26

Statement of Operations
	For the period April 26, 2005
	(commencement of operations) to December 31, 2005

Investment Income
Income distributions from underlying funds		$93,308

Expenses
Distribution fees	$5,911
Independent trustees’ compensation	18
Total expenses before reductions	5,929
Expense reductions	(18)	5,911

Net investment income (loss)		87,397
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares		(15,312)
Change in net unrealized appreciation (depreciation) on underlying funds		818,643
Net gain (loss)		803,331
Net increase (decrease) in net assets resulting from operations		$890,728

See accompanying notes which are an integral part of the financial statements.

53 Annual Report

VIP Freedom 2030 Portfolio
Financial Statements - continued

Statement of Changes in Net Assets
For the period
April 26, 2005
(commencement of
operations)
to December 31,
2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$87,397
Net realized gain (loss)	(15,312)
Change in net unrealized appreciation (depreciation)	818,643
Net increase (decrease) in net assets resulting from operations	890,728
Distributions to shareholders from net investment income	(87,912)
Share transactions - net increase (decrease)	15,813,723
Total increase (decrease) in net assets	16,616,539

Net Assets
Beginning of period	—
End of period	$16,616,539

Financial Highlights Initial Class

Period ended December 31,	2005F
Selected Per Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)D	13
Net realized and unrealized gain (loss)	1.21
Total from investment operations	1.34
Distributions from net investment income	(.07)
Net asset value, end of period	$11.27
Total ReturnB,C	13.35%
Ratios to Average Net AssetsE,G
Expenses before reductions	00%A
Expenses net of fee waivers, if any	00%A
Expenses net of all reductions	00%A
Net investment income (loss)	1.71%A
Supplemental Data
Net assets, end of period (000 omitted)	$8,262
Portfolio turnover rate	33%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the underlying funds.
F For the period April 26, 2005 (commencement of operations) to December 31, 2005.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

See accompanying notes which are an integral part of the financial statements.
VIP Freedom Funds Portfolio	54

Financial Highlights Service Class

Period ended December 31,	2005F
Selected Per Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)D	12
Net realized and unrealized gain (loss)	1.21
Total from investment operations	1.33
Distributions from net investment income	(.06)
Net asset value, end of period	$ 11.27
Total ReturnB,C	13.30%
Ratios to Average Net AssetsE,G
Expenses before reductions	10%A
Expenses net of fee waivers, if any	10%A
Expenses net of all reductions	10%A
Net investment income (loss)	1.62%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 958
Portfolio turnover rate	33%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the underlying funds.
F For the period April 26, 2005 (commencement of operations) to December 31, 2005.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

Financial Highlights Service Class 2

Period ended December 31,	2005F
Selected Per Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)D	11
Net realized and unrealized gain (loss)	1.21
Total from investment operations	1.32
Distributions from net investment income	(.06)
Net asset value, end of period	$ 11.26
Total ReturnB,C	13.16%
Ratios to Average Net AssetsE,G
Expenses before reductions	25%A
Expenses net of fee waivers, if any	25%A
Expenses net of all reductions	25%A
Net investment income (loss)	1.47%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,396
Portfolio turnover rate	33%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the underlying funds.
F For the period April 26, 2005 (commencement of operations) to December 31, 2005.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

See accompanying notes which are an integral part of the financial statements.

55 Annual Report

Notes to Financial Statements For the period ended December 31, 2005

1. Significant Accounting Policies.

VIP Freedom Income Portfolio, VIP Freedom 2005 Portfolio, VIP Freedom 2010 Portfolio, VIP Freedom 2015 Portfolio, VIP Freedom 2020 Portfolio, VIP Freedom 2025 Portfolio and VIP Freedom 2030 Portfolio (the funds) are funds of Variable Insurance Products Fund IV. The Variable Insurance Products Fund IV (the trust) (referred to in this report as Fidelity Variable Insurance Products) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as Massachusetts business trust. Each fund is autho rized to issue an unlimited number of shares. The funds invest primarily in a combination of other VIP equity, fixed income, and money market funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Shares of each fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each fund offers three classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Investments in the Underlying Funds are valued at their net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost.

Investment Transactions and Income. Security transactions, normally shares of the Underlying Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the Underlying Funds.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Distributions are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows for each fund:

				Net Unrealized
	Cost for Federal	Unrealized	Unrealized	Appreciation/
	Income Tax Purposes	Appreciation	Depreciation	(Depreciation)
VIP Freedom Income	$6,595,528	$107,433	$(18,041)	$89,392
VIP Freedom 2005	5,826,383	229,176	(16,677)	212,499
VIP Freedom 2010	23,217,750	672,535	(80,646)	591,889
VIP Freedom 2015	14,389,021	637,104	(57,611)	579,493
VIP Freedom 2020	32,843,085	1,406,785	(161,053)	1,245,732
VIP Freedom 2025	5,313,450	318,150	(21,767)	296,383
VIP Freedom 2030	15,799,279	892,774	(74,129)	818,645

VIP Freedom Funds Portfolio

56

1. Significant Accounting Policies continued

Income Tax Information and Distributions to Shareholders continued
		Undistributed
	Undistributed	Long-term Capital	Capital Loss
	Ordinary Income	Gain	Carryforward
VIP Freedom Income	$1,007	$—	$(1,115)
VIP Freedom 2005	78	—	(1,861)
VIP Freedom 2010	—	—	(11,415)
VIP Freedom 2015	—	—	(10,188)
VIP Freedom 2020	—	—	(5,157)
VIP Freedom 2025	—	—	(1,012)
VIP Freedom 2030	—	—	(14,782)

The tax character of distributions paid was as follows:

December 31, 2005	Ordinary	Long-term
	Income	Capital Gains	Total
VIP Freedom Income	$61,841	$—	$61,841
VIP Freedom 2005	31,563	—	31,563
VIP Freedom 2010	109,350	—	109,350
VIP Freedom 2015	82,427	—	82,427
VIP Freedom 2020	183,754	—	183,754
VIP Freedom 2025	31,744	—	31,744
VIP Freedom 2030	87,912	—	87,912

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and redemptions of the underlying fund shares are noted in the table below.
	Purchases ($)	Redemptions ($)
VIP Freedom Income	6,935,791	338,960
VIP Freedom 2005	6,954,818	1,126,575
VIP Freedom 2010	25,069,715	1,838,803
VIP Freedom 2015	16,564,833	2,164,317
VIP Freedom 2020	34,403,814	1,554,867
VIP Freedom 2025	5,513,525	198,049
VIP Freedom 2030	17,716,044	1,901,451

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the funds with investment management related services. As of May 1, 2005, Strategic Advisers contractually agreed to eliminate the .10% management fee. On May 19, 2005, the Board of Trustees approved amendments to the management contracts. Under the amended contracts the funds no longer pay management fees.

Prior to May 19, 2005, the funds paid a monthly management fee to Strategic Advisers. The management fee was computed at an annual rate of .10% of the funds’ average net assets.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each fund. Pursuant to this agreement, FMR pays all expenses of each fund, excluding the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each fund. The funds do not pay any fees for these services. Effective May 19, 2005, FMR no longer received fees for services under the administration agreement.

57 Annual Report

Notes to Financial Statements continued
4. Fees and Other Transactions with Affiliates continued

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the funds have adopted separate 12b 1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class’ average net assets and .25% of Service Class 2’s average net assets.

For the period, each class paid FDC the following amounts, all of which were reallowed to insurance companies for the distribution of shares and providing shareholder support services:

	Service	Service
	Class	Class 2	Total
VIP Freedom Income	$ 245	$612	$857
VIP Freedom 2005	249	624	873
VIP Freedom 2010	426	5,480	5,906
VIP Freedom 2015	252	656	908
VIP Freedom 2020	625	10,562	11,187
VIP Freedom 2025	255	637	892
VIP Freedom 2030	420	5,491	5,911

5. Expense reductions.

FMR voluntarily agreed to reimburse the funds to the extent annual operating expenses exceeded certain levels of average net assets. Total expenses for each class are limited to 0.00% of average net assets plus the distribution and service fees applicable to each class. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable fund were in reimbursement during the period:
Reimbursement
from adviser
VIP Freedom Income
Initial Class	$8
Service Class	1
Service Class 2	1
VIP Freedom 2005
Initial Class	8
Service Class	1
Service Class 2	1
VIP Freedom 2010
Initial Class	16
Service Class	1
Service Class 2	7
VIP Freedom 2015
Initial Class	17
Service Class	1
Service Class 2	1
VIP Freedom 2020
Initial Class	19
Service Class	2
Service Class 2	14
VIP Freedom 2025
Initial Class	6
Service Class	1
Service Class 2	1
VIP Freedom 2030
Initial Class	9
Service Class	1
Service Class 2	8

VIP Freedom Funds Portfolio

58

6. Other.

The funds’ organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the funds. In the normal course of business, the funds may also enter into contracts that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the funds. The risk of material loss from such claims is considered remote.

The funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the funds within their principal investment strategies may represent a significant portion of the Underlying Fund’s net assets. At the end of the period, the funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Fund.

Fund	% of shares held
VIP Value Portfolio	25%

In addition, at the end of the period, FMR or its affiliates and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares of the following funds:

		Number of
		Unaffiliated	Unaffiliated
	Affiliated %	Shareholders	Shareholders %
VIP Freedom Income	94%	—	—%
VIP Freedom 2005	98%	—	—%
VIP Freedom 2010	58%	1	40%
VIP Freedom 2015	98%	—	—%
VIP Freedom 2020	49%	1	50%
VIP Freedom 2025	99%	—	—%
VIP Freedom 2030	54%	1	46%

59 Annual Report

Notes to Financial Statements continued

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Year ended
December 31,
2005A
VIP Freedom Income
From net investment income
Initial Class	$55,821
Service Class	3,185
Service Class 2	2,835
Total	$61,841
VIP Freedom 2005
From net investment income
Initial Class	$28,378
Service Class	1,785
Service Class 2	1,400
Total	$31,563
VIP Freedom 2010
From net investment income
Initial Class	$64,854
Service Class	3,317
Service Class 2	41,179
Total	$109,350
VIP Freedom 2015
From net investment income
Initial Class	$77,678
Service Class	1,890
Service Class 2	2,859
Total	$82,427
VIP Freedom 2020
From net investment income
Initial Class	$92,441
Service Class	8,472
Service Class 2	82,841
Total	$183,754
VIP Freedom 2025
From net investment income
Initial Class	$28,069
Service Class	2,030
Service Class 2	1,645
Total	$31,744
VIP Freedom 2030
From net investment income
Initial Class	$46,470
Service Class	4,989
Service Class 2	36,453
Total	$87,912

A Distributions are for the period April 26, 2005 (commencement of sale of shares) to December 31, 2005.
VIP Freedom Funds Portfolio

60

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
	Year ended December 31,	Year ended December 31,
	2005A	2005A
VIP Freedom Income
Initial Class
Shares sold	606,283	$6,212,950
Reinvestment of distributions	5,388	55,821
Shares redeemed	(36,703)	(378,778)
Net increase(decrease)	574,968	$5,889,993
Service Class
Shares sold	35,001	$350,010
Reinvestment of distributions	307	3,185
Shares redeemed	—	—
Net increase(decrease)	35,308	$353,195
Service Class 2
Shares sold	35,001	$350,010
Reinvestment of distributions	273	2,835
Shares redeemed	—	—
Net increase(decrease)	35,274	$352,845
VIP Freedom 2005
Initial Class
Shares sold	596,639	$6,232,781
Reinvestment of distributions	2,637	28,378
Shares redeemed	(107,361)	(1,136,242)
Net increase(decrease)	491,915	$5,124,917
Service Class
Shares sold	35,001	$350,010
Reinvestment of distributions	166	1,785
Shares redeemed	—	—
Net increase(decrease)	35,167	$351,795
Service Class 2
Shares sold	35,001	$350,010
Reinvestment of distributions	130	1,400
Shares redeemed	—	—
Net increase(decrease)	35,131	$351,410
VIP Freedom 2010
Initial Class
Shares sold	1,396,144	$14,664,567
Reinvestment of distributions	6,005	64,854
Shares redeemed	(163,905)	(1,740,697)
Net increase(decrease)	1,238,244	$12,988,724
Service Class
Shares sold	84,421	$862,130
Reinvestment of distributions	307	3,317
Shares redeemed	(13,852)	(143,657)
Net increase(decrease)	70,876	$721,790
Service Class 2
Shares sold	922,623	$9,735,562
Reinvestment of distributions	3,820	41,179
Shares redeemed	(24,615)	(256,516)
Net increase(decrease)	901,828	$9,520,225

A Share transactions for each Class are for the period April 26, 2005 (commencement of sale of shares) to December 31, 2005.

61 Annual Report

Notes to Financial Statements continued

8. Share Transactions - continued

	Shares	Dollars
	Year ended December 31,	Year ended December 31,
	2005A	2005A
VIP Freedom 2015
Initial Class
Shares sold	1,472,595	$15,572,982
Reinvestment of distributions	7,074	77,678
Shares redeemed	(207,292)	(2,223,649)
Net increase(decrease)	1,272,377	$13,427,011
Service Class
Shares sold	35,001	$350,010
Reinvestment of distributions	172	1,890
Shares redeemed	—	—
Net increase(decrease)	35,173	$351,900
Service Class 2
Shares sold	59,460	$619,300
Reinvestment of distributions	261	2,859
Shares redeemed	(13)	(141)
Net increase(decrease)	59,708	$622,018
VIP Freedom 2020
Initial Class
Shares sold	1,564,154	$16,654,069
Reinvestment of distributions	8,320	92,441
Shares redeemed	(119,826)	(1,315,072)
Net increase(decrease)	1,452,648	$15,431,438
Service Class
Shares sold	143,748	$1,505,055
Reinvestment of distributions	763	8,472
Shares redeemed	(1,219)	(13,120)
Net increase(decrease)	143,292	$1,500,407
Service Class 2
Shares sold	1,501,452	$16,109,143
Reinvestment of distributions	7,463	82,841
Shares redeemed	(25,203)	(275,926)
Net increase(decrease)	1,483,712	$15,916,058
VIP Freedom 2025
Initial Class
Shares sold	453,648	$4,845,340
Reinvestment of distributions	2,506	28,069
Shares redeemed	(23,774)	(261,394)
Net increase(decrease)	432,380	$4,612,015
Service Class
Shares sold	35,001	$350,010
Reinvestment of distributions	181	2,030
Shares redeemed	—	—
Net increase(decrease)	35,182	$352,040
Service Class 2
Shares sold	35,001	$350,010
Reinvestment of distributions	147	1,645
Shares redeemed	—	—
Net increase(decrease)	35,148	$351,655

A Share transactions for each Class are for the period April 26, 2005 (commencement of sale of shares) to December 31, 2005.

VIP Freedom Funds Portfolio

62

8. Share Transactions - continued

	Shares	Dollars
	Year ended December 31,	Year ended December 31,
	2005A	2005A
VIP Freedom 2030
Initial Class
Shares sold	890,212	$9,562,775
Reinvestment of distributions	4,109	46,470
Shares redeemed	(161,133)	(1,749,772)
Net increase(decrease)	733,188	$7,859,473
Service Class
Shares sold	91,941	$959,711
Reinvestment of distributions	441	4,989
Shares redeemed	(7,342)	(78,548)
Net increase(decrease)	85,040	$886,152
Service Class 2
Shares sold	684,652	$7,360,607
Reinvestment of distributions	3,226	36,453
Shares redeemed	(30,725)	(328,962)
Net increase(decrease)	657,153	$7,068,098

A Share transactions for each Class are for the period April 26, 2005 (commencement of sale of shares) to December 31, 2005.

63 Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products IV and the Shareholders of VIP Freedom Income Portfolio, VIP Freedom 2005 Portfolio, VIP Freedom 2010 Portfolio, VIP Freedom 2015 Portfolio, VIP Freedom 2020 Portfolio, VIP Freedom 2025 Portfolio, and VIP Freedom 2030 Portfolio:

We have audited the accompanying statements of assets and liabilities of VIP Freedom Income Portfolio, VIP Freedom 2005 Portfoio, VIP Freedom 2010 Portfolio, VIP Freedom 2015 Portfolio, VIP Freedom 2020 Portfolio, VIP Freedom 2025 Portfolio, and VIP Freedom 2030 Portfolio (the funds), each a fund of the Variable Insurance Products IV Trust, including the schedules of investments, as of December 31, 2005, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the period April 26, 2005 (commencement of operations) to December 31, 2005. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circum stances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial state ments, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of the funds as of December 31, 2005, the results of their operations, the changes in their net assets, and their financial highlights for the period April 26, 2005 (commencement of operations) to December 31, 2005, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP Boston, Massachusetts February 14, 2006

VIP Freedom Funds Portfolio

64

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each VIP Freedom Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each VIP Freedom Fund’s activities, review contractual arrangements with companies that provide services to each VIP Freedom Fund, and review each VIP Freedom Fund’s performance. If the interests of a VIP Freedom Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees and Member of the Advisory Board fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the VIP Freedom Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers, the Trustees, and Member of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 326 funds advised by FMR or an affiliate. Mr. McCoy oversees 328 funds advised by FMR or an affiliate. Mr. Gamper oversees 235 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapac itated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds’ Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Man agement & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of VIP Freedom Income (2005 present), VIP Freedom 2005 (2005 present), VIP Freedom 2010 (2005 present), VIP Freedom 2015 (2005 present), VIP Freedom 2020 (2005 present), VIP Freedom 2025 (2005 present), and VIP Freedom 2030 (2005 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004 2005), Chief Administrative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

65 Annual Report

Trustees and Officers - continued Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Invest ments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005 present).

Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006 present) or Member of the Advisory Board (2005 present) of other investment compa nies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, includ ing Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corpo ration (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000 present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommunications network surveillance, 2001 2004), and Teletech Holdings (customer management ser vices). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

VIP Freedom Funds Portfolio

66

Name, Age; Principal Occupation Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corpora tion (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corpora tion (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment man agement firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16 school system).

Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1998). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management posi tions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chairman of the Executive Committee (2000 2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002 present), and Metalmark Capital (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enter prise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan Interna tional Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

67 Annual Report

Trustees and Officers - continued

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Variable Insuance Products Fund IV. Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Boyce I. Greer (49)

Year of Election or Appointment: 2005

Vice President of VIP Freedom Income, VIP Freedom 2005, VIP Freedom 2010, VIP Freedom 2015, VIP Freedom 2020, VIP Freedom 2025, and VIP Freedom 2030 . Mr. Greer also serves as Vice President of the Fidelity Select Portfolios (2005 present), certain Asset Allocation Funds (2005 present), a Trustee of other investment companies advised by FMR (2003 present), and a member of the FMR senior management team (2005 present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002 2005), Executive Vice President (2000 2002), and Money Market Group Leader (1997 2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity’s Money Market Funds (1997 2002), Senior Vice President of FMR (1997 2002), and Vice President of FIMM (1998 2002).

Ren Y. Cheng (49)

Year of Election or Appointment: 2005

Vice President of VIP Freedom Income, VIP Freedom 2005, VIP Freedom 2010, VIP Freedom 2015, VIP Freedom 2020, VIP Freedom 2025, and VIP Freedom 2030. Mr. Cheng also serves as Vice President of other funds advised by Strategic Advisers, Inc., including Fidelity Advisor Freedom FundsSM and Fidelity Freedom Funds®. Prior to assuming his current responsibilities, Mr. Cheng managed a variety of Fidelity funds. Mr. Cheng also serves as Vice President of FMR (2002), FMR Co., Inc. (2002) and Strategic Advisers, Inc. (2003).

Eric D. Roiter (57)

Year of Election or Appointment: 2005

Secretary of VIP Freedom Income, VIP Freedom 2005, VIP Freedom 2010, VIP Freedom 2015, VIP Freedom 2020, VIP Freedom 2025, and VIP Freedom 2030. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Management & Research (Far East) Inc. (2001 present), and Fidelity Investments Money Management, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998 2005).

Stuart Fross (46)

Year of Election or Appointment: 2005

Assistant Secretary of VIP Freedom Income, VIP Freedom 2005, VIP Freedom 2010, VIP Freedom 2015, VIP Freedom 2020, VIP Freedom 2025, and VIP Freedom 2030. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2005

President, Treasurer, and Anti Money Laundering (AML) officer of VIP Freedom Income, VIP Freedom 2005, VIP Freedom 2010, VIP Freedom 2015, VIP Freedom 2020, VIP Freedom 2025, and VIP Freedom 2030. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

Paul M. Murphy (58)

Year of Election or Appointment: 2006

Chief Financial Officer of VIP Freedom Income, VIP Freedom 2005, VIP Freedom 2010, VIP Freedom 2015, VIP Freedom 2020, VIP Freedom 2025, and VIP Freedom 2030. Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005 present). He also serves as Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS).

VIP Freedom Funds Portfolio

68

Name, Age; Principal Occupation Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2005

Chief Compliance Officer of VIP Freedom Income, VIP Freedom 2005, VIP Freedom 2010, VIP Freedom 2015, VIP Freedom 2020, VIP Freedom 2025, and VIP Freedom 2030. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice Presi dent and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

John R. Hebble (47)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Freedom Income, VIP Freedom 2005, VIP Freedom 2010, VIP Freedom 2015, VIP Freedom 2020, VIP Freedom 2025, and VIP Freedom 2030. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002 2003) and Assistant Treasurer of the Scudder Funds (1998 2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Freedom Income, VIP Freedom 2005, VIP Freedom 2010, VIP Freedom 2015, VIP Freedom 2020, VIP Freedom 2025, and VIP Freedom 2030. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Freedom Income, VIP Freedom 2005, VIP Freedom 2010, VIP Freedom 2015, VIP Freedom 2020, VIP Freedom 2025, and VIP Freedom 2030. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000 2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Freedom Income, VIP Freedom 2005, VIP Freedom 2010, VIP Freedom 2015, VIP Freedom 2020, VIP Freedom 2025, and VIP Freedom 2030. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of professional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Freedom Income, VIP Freedom 2005, VIP Freedom 2010, VIP Freedom 2015, VIP Freedom 2020, VIP Freedom 2025, and VIP Freedom 2030. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before join ing Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Freedom Income, VIP Freedom 2005, VIP Freedom 2010, VIP Freedom 2015, VIP Freedom 2020, VIP Freedom 2025, and VIP Freedom 2030. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Freedom Income, VIP Freedom 2005, VIP Freedom 2010, VIP Freedom 2015, VIP Freedom 2020, VIP Freedom 2025, and VIP Freedom 2030. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

69 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Mark Osterheld (50)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Freedom Income, VIP Freedom 2005, VIP Freedom 2010, VIP Freedom 2015, VIP Freedom 2020, VIP Freedom 2025, and VIP Freedom 2030. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Freedom Income, VIP Freedom 2005, VIP Freedom 2010, VIP Freedom 2015, VIP Freedom 2020, VIP Freedom 2025, and VIP Freedom 2030. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Freedom Income, VIP Freedom 2005, VIP Freedom 2010, VIP Freedom 2015, VIP Freedom 2020, VIP Freedom 2025, and VIP Freedom 2030. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

VIP Freedom Funds Portfolio

70

Distributions

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends received deduction for corporate shareholders:

VIP Freedom Income
Initial Class	2%
Service Class	2%
Service Class 2	2%
VIP Freedom 2005
Initial Class	6%
Service Class	7%
Service Class 2	9%
VIP Freedom 2010
Initial Class	7%
Service Class	7%
Service Class 2	7%
VIP Freedom 2015
Initial Class	7%
Service Class	8%
Service Class 2	9%
VIP Freedom 2020
Initial Class	8%
Service Class	8%
Service Class 2	9%
VIP Freedom 2025
Initial Class	9%
Service Class	10%
Service Class 2	12%
VIP Freedom 2030
Initial Class	9%
Service Class	10%
Service Class 2	11%

The funds will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

71 Annual Report

VIP Freedom Funds Portfolio

72

73 Annual Report

VIP Freedom Funds Portfolio

74

Investment Adviser
Strategic Advisers, Inc.
Boston, MA
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
Mellon Bank, N.A.
Pittsburgh, PA

VIPFF2K ANN 0206 1.826371.101

Fidelity® Variable Insurance Products: Freedom Lifetime Income Funds — Portfolios I, II, & III

Annual Report December 31, 2005

Contents

Shareholder Expense Example	3	An example of shareholder expenses
Lifetime Income Portfolio I	4	Investment Summary
	5	Investments
	6	Financial Statements
Lifetime Income Portfolio II	8	Investment Summary
	9	Investments
	10	Financial Statements
Lifetime Income Portfolio III	12	Investment Summary
	13	Investments
	14	Financial Statements
Notes	16	Notes to the financial statements.
Report of Independent Registered Public	19
Accounting Firm
Trustees and Officers	20
Distributions	25
Board Approval of Investment Advisory
Contracts and Management Fees	26

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the
Securities and Exchange Commission’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc. and have been licensed for use by Fidelity Distributors
Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the opera tion of the SEC’s Public Reference Room may be obtained by calling 1 800 SEC 0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly hold ings report, semiannual report, or annual report on Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

VIP Lifetime Income Funds Portfolio 2

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 26, 2005 to December 31, 2005). The hypothetical expense Example is based on an investment of $1,000 invested for the one half year period (July 1, 2005 to December 31, 2005).

Actual Expenses

The first line of the table below for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each fund, as a shareholder in underlying Fidelity funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity funds. These fees and expenses are not included in each fund’s annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the table below for each fund provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each fund, as a shareholder in underlying Fidelity funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity funds. These fees and expenses are not included in each fund’s annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Ending
	Beginning	Account Value	Expenses Paid
	Account Value	December 31, 2005	During Period
VIP Freedom Lifetime Income I
Actual	$ 1,000.00	$ 1,035.50	$ .00%B
HypotheticalA	$ 1,000.00	$ 1,025.21	$ .00%C
VIP Freedom Lifetime Income II
Actual	$ 1,000.00	$ 1,050.00	$ .00%B
HypotheticalA	$ 1,000.00	$ 1,025.21	$ .00%C
VIP Freedom Lifetime Income III
Actual	$ 1,000.00	$ 1,061.00	$ .00%B
HypotheticalA	$ 1,000.00	$ 1,025.21	$ .00%C

A 5% return per year before expenses
B Actual expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 159/365 (to reflect the period July 26, 2005 to December 31, 2005). The fees and expenses of the underlying
Fidelity funds in which the fund invests are not included in the fund’s annualized expense ratio.
C Hypothetical expenses are equal to each Fund’s annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized
Expense Ratio

VIP Freedom Lifetime Income I	0%
VIP Freedom Lifetime Income II	0%
VIP Freedom Lifetime Income III	0%

33 Annual Report

VIP Freedom Lifetime Income I Portfolio
Investment Summary

Fund Holdings as of December 31, 2005
% of fund’s
investments
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	6.4
VIP Equity Income Portfolio Investor Class	7.3
VIP Growth & Income Portfolio Investor Class	7.4
VIP Growth Portfolio Investor Class	7.3
VIP Mid Cap Portfolio Investor Class	2.7
VIP Value Portfolio Investor Class	6.3
VIP Value Strategies Portfolio Investor Class	2.7
40.1
International Equity Funds
VIP Overseas Portfolio Investor Class R	5.4
High Yield Fixed-Income Funds
VIP High Income Portfolio Investor Class	5.0
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Investor Class	39.6
Short-Term Funds
VIP Money Market Portfolio Investor Class	9.9
100.0

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund’s holdings as of December 31, 2005. The expected allocation represents the fund’s anticipated allocation at June 30, 2006.

VIP Lifetime Income Funds Portfolio 4

VIP Freedom Lifetime Income I Portfolio
Investments December 31, 2005
Showing Percentage of Total Value of Investment in Securities
Equity Funds 45.5%
	Shares	Value (Note 1)
Domestic Equity Funds 40.1%
VIP Contrafund Portfolio Investor Class	6,029	$ 186,894
VIP Equity Income Portfolio Investor Class	8,371	213,305
VIP Growth & Income Portfolio Investor
Class	14,622	215,524
VIP Growth Portfolio Investor Class	6,313	212,558
VIP Mid Cap Portfolio Investor Class	2,253	79,019
VIP Value Portfolio Investor Class	14,472	182,785
VIP Value Strategies Portfolio Investor
Class	5,511	77,152
TOTAL DOMESTIC EQUITY FUNDS		1,167,237
International Equity Funds 5.4%
VIP Overseas Portfolio Investor Class R	7,600	156,474
TOTAL EQUITY FUNDS
(Cost $1,294,600)		1,323,711
Fixed Income Funds 44.6%
High Yield Fixed-Income Funds – 5.0%
VIP High Income Portfolio Investor Class .	23,412	144,217
Investment Grade Fixed Income Funds 39.6%
VIP Investment Grade Bond Portfolio
Investor Class	90,243	1,150,595
TOTAL FIXED-INCOME FUNDS
(Cost $1,294,295)		1,294,812
Short Term Funds 9.9%
VIP Money Market Portfolio Investor Class
(Cost $287,389)	287,389	287,389
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $2,876,284)		$ 2,905,912

See accompanying notes which are an integral part of the financial statements.

5 Annual Report

VIP Freedom Lifetime Income I Portfolio

Financial Statements

Statement of Assets and Liabilities
	December 31, 2005

Assets
Investment in securities, at value
(cost $2,876,284) — See
accompanying schedule		$2,905,912
Cash		89
Receivable for investments sold		31
Dividends receivable from under-
lying funds		41
Total assets		2,906,073

Liabilities
Payable for fund shares redeemed .	$31
Total liabilities		31

Net Assets		$2,906,042
Net Assets consist of:
Paid in capital		$2,876,414
Net unrealized appreciation
(depreciation) on investments		29,628
Net Assets, for 283,001 shares
outstanding		$2,906,042
Net Asset Value, offering price and
redemption price per share
($2,906,042 ÷ 283,001 shares)		$10.27

Statement of Operations
For the period July 26, 2005
(commencement of operations)
to December 31, 2005

Investment Income
Income distributions from underlying
funds	$13,269
Interest	89
Total income	13,358

Expenses
Independent trustees’ compensation	$2
Total expenses before reductions	2
Expense reductions	(2) 0

Net investment income (loss)	13,358
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of under-
lying fund shares	9,938
Change in net unrealized appreciation
(depreciation) on underlying funds .	29,628
Net gain (loss)	39,566
Net increase (decrease) in net assets
resulting from operations	$52,924

See accompanying notes which are an integral part of the financial statements.
VIP Lifetime Income Funds Portfolio	6

Statement of Changes in Net Assets
For the period
July 26, 2005
(commencement
of operations) to
December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,358
Net realized gain (loss)	9,938
Change in net unrealized appreciation (depreciation)	29,628
Net increase (decrease) in net assets resulting from operations	52,924
Distributions to shareholders from net investment income	(14,034)
Distributions to shareholders from net realized gain	(9,824)
Total distributions	(23,858)
Share transactions
Proceeds from sales of shares	2,908,474
Reinvestment of distributions	23,858
Cost of shares redeemed	(55,356)
Net increase (decrease) in net assets resulting from share transactions	2,876,976
Total increase (decrease) in net assets	2,906,042

Net Assets
Beginning of period	—
End of period (including undistributed net investment income of $0)	$2,906,042

Other Information
Shares
Sold	286,018
Issued in reinvestment of distributions	2,319
Redeemed	(5,336)
Net increase (decrease)	283,001

Financial Highlights
Year ended December 31,	2005F
Selected Per Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)D	10
Net realized and unrealized gain (loss)	26
Total from investment operations	36
Distributions from net investment income	(.05)
Distributions from net realized gain	(.04)
Total distributions	(.09)
Net asset value, end of period	$10.27
Total ReturnB,C	3.55%
Ratios to Average Net AssetsE,G
Expenses before reductions	00%A
Expenses net of fee waivers, if any	00%A
Expenses net of all reductions	00%A
Net investment income (loss)	2.23%A
Supplemental Data
Net assets, end of period (000 omitted)	$2,906
Portfolio turnover rate	71%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the underlying funds.
F For the period July 26, 2005 (commencement of operations) to December 31, 2005.
G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund but do not include expenses of the investment companies in which the fund invests.

See accompanying notes which are an integral part of the financial statements.

7 Annual Report

VIP Freedom Lifetime Income II Portfolio
Investment Summary

Fund Holdings as of December 31, 2005
% of fund’s
investments
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	9.1
VIP Equity Income Portfolio Investor Class	10.3
VIP Growth & Income Portfolio Investor Class	10.5
VIP Growth Portfolio Investor Class	10.3
VIP Mid Cap Portfolio Investor Class	3.8
VIP Value Portfolio Investor Class	8.9
VIP Value Strategies Portfolio Investor Class	3.7
56.6
International Equity Funds
VIP Overseas Portfolio Investor Class R	10.5
High Yield Fixed-Income Funds
VIP High Income Portfolio Investor Class	7.2
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Investor Class	24.8
Short-Term Funds
VIP Money Market Portfolio Investor Class	0.9
100.0

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund’s holdings as of December 31, 2005. The expected allocation represents the fund’s anticipated allocation at June 30, 2006.

VIP Lifetime Income Funds Portfolio 8

VIP Freedom Lifetime Income II Portfolio
Investments December 31, 2005
Showing Percentage of Total Value of Investment in Securities
Equity Funds 67.1%
	Shares	Value (Note 1)
Domestic Equity Funds 56.6%
VIP Contrafund Portfolio Investor Class	6,947	$ 215,361
VIP Equity Income Portfolio Investor Class	9,583	244,169
VIP Growth & Income Portfolio Investor
Class	16,841	248,232
VIP Growth Portfolio Investor Class	7,229	243,385
VIP Mid Cap Portfolio Investor Class	2,584	90,638
VIP Value Portfolio Investor Class	16,551	209,039
VIP Value Strategies Portfolio Investor
Class	6,296	88,139
TOTAL DOMESTIC EQUITY FUNDS		1,338,963
International Equity Funds 10.5%
VIP Overseas Portfolio Investor Class R	12,058	248,281
TOTAL EQUITY FUNDS
(Cost $1,533,201)		1,587,244
Fixed Income Funds 32.0%
High Yield Fixed-Income Funds – 7.2%
VIP High Income Portfolio Investor Class .	27,698	170,619
Investment Grade Fixed Income Funds 24.8%
VIP Investment Grade Bond Portfolio
Investor Class	46,034	586,927
TOTAL FIXED-INCOME FUNDS
(Cost $764,249)		757,546
Short Term Funds 0.9%
VIP Money Market Portfolio Investor Class
(Cost $21,506)	21,506	21,506
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $2,318,956)		$ 2,366,296

See accompanying notes which are an integral part of the financial statements.

9 Annual Report

VIP Freedom Lifetime Income II Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2005

Assets
Investment in securities, at value
(cost $2,318,956) — See
accompanying schedule		$2,366,296
Cash		90
Receivable for investments sold		22
Dividends receivable from underlying
funds		2
Total assets		2,366,410

Liabilities
Payable for fund shares redeemed .	$22
Total liabilities		22

Net Assets		$2,366,388
Net Assets consist of:
Paid in capital		$2,319,070
Accumulated undistributed net
realized gain (loss) on investments		(22)
Net unrealized appreciation
(depreciation) on investments		47,340
Net Assets, for 228,123 shares
outstanding		$2,366,388
Net Asset Value, offering price and
redemption price per share
($2,366,388 ÷ 228,123 shares)		$10.37

Statement of Operations
For the period July 26, 2005
(commencement of operations)
to December 31, 2005

Investment Income
Income distributions from underlying
funds	$13,659
Interest	89
Total income	13,748

Expenses
Independent trustees’ compensation	$2
Total expenses before reductions	2
Expense reductions	(2) 0

Net investment income (loss)	13,748
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of
underlying fund shares	14,608
Change in net unrealized appreciation
(depreciation) on underlying funds .	47,340
Net gain (loss)	61,948
Net increase (decrease) in net assets
resulting from operations	$75,696

See accompanying notes which are an integral part of the financial statements.
VIP Lifetime Income Funds Portfolio	10

Statement of Changes in Net Assets
For the period
July 26, 2005
(commencement
of operations) to
December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,748
Net realized gain (loss)	14,608
Change in net unrealized appreciation (depreciation)	47,340
Net increase (decrease) in net assets resulting from operations	75,696
Distributions to shareholders from net investment income	(13,519)
Distributions to shareholders from net realized gain	(15,772)
Total distributions	(29,291)
Share transactions
Proceeds from sales of shares	2,296,292
Reinvestment of distributions	29,291
Cost of shares redeemed	(5,600)
Net increase (decrease) in net assets resulting from share transactions	2,319,983
Total increase (decrease) in net assets	2,366,388

Net Assets
Beginning of period	—
End of period (including undistributed net investment income of $0)	$2,366,388

Other Information
Shares
Sold	225,850
Issued in reinvestment of distributions	2,814
Redeemed	(541)
Net increase (decrease)	228,123

Financial Highlights

Year ended December 31,	2005F
Selected Per Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)D	10
Net realized and unrealized gain (loss)	40
Total from investment operations	50
Distributions from net investment income	(.06)
Distributions from net realized gain	(.07)
Total distributions	(.13)
Net asset value, end of period	$10.37
Total ReturnB,C	5.00%
Ratios to Average Net AssetsE,G
Expenses before reductions	00%A
Expenses net of fee waivers, if any	00%A
Expenses net of all reductions	00%A
Net investment income (loss)	2.18%A
Supplemental Data
Net assets, end of period (000 omitted)	$2,366
Portfolio turnover rate	69%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the underlying funds.
F For the period July 26, 2005 (commencement of operations) to December 31, 2005.
G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund but do not include expenses of the investment companies in which the fund invests.

See accompanying notes which are an integral part of the financial statements.

11 Annual Report

VIP Freedom Lifetime Income III Portfolio
Investment Summary

Fund Holdings as of December 31, 2005
% of fund’s
investments
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	11.0
VIP Equity Income Portfolio Investor Class	12.5
VIP Growth & Income Portfolio Investor Class	12.6
VIP Growth Portfolio Investor Class	12.5
VIP Mid Cap Portfolio Investor Class	4.6
VIP Value Portfolio Investor Class	10.7
VIP Value Strategies Portfolio Investor Class	4.5
68.4
International Equity Funds
VIP Overseas Portfolio Investor Class R	13.1
High Yield Fixed-Income Funds
VIP High Income Portfolio Investor Class	7.3
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Investor Class	11.2
100.0

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund’s holdings as of December 31, 2005. The expected allocation represents the fund’s anticipated allocation at June 30, 2006.

VIP Lifetime Income Funds Portfolio 12

VIP Freedom Lifetime Income III Portfolio
Investments December 31, 2005
Showing Percentage of Total Value of Investment in Securities
Equity Funds 81.5%
	Shares	Value (Note 1)
Domestic Equity Funds 68.4%
VIP Contrafund Portfolio Investor Class	10,467	$ 324,481
VIP Equity Income Portfolio Investor Class	14,475	368,824
VIP Growth & Income Portfolio Investor
Class	25,263	372,379
VIP Growth Portfolio Investor Class	10,945	368,526
VIP Mid Cap Portfolio Investor Class	3,918	137,430
VIP Value Portfolio Investor Class	25,006	315,827
VIP Value Strategies Portfolio Investor
Class	9,629	134,800
TOTAL DOMESTIC EQUITY FUNDS		2,022,267
International Equity Funds 13.1%
VIP Overseas Portfolio Investor Class R	18,823	387,563
TOTAL EQUITY FUNDS
(Cost $2,303,129)		2,409,830
Fixed Income Funds 18.5%
High Yield Fixed-Income Funds – 7.3%
VIP High Income Portfolio Investor Class .	34,913	215,064
Investment Grade Fixed Income Funds 11.2%
VIP Investment Grade Bond Portfolio
Investor Class	26,140	333,288
TOTAL FIXED-INCOME FUNDS
(Cost $557,755)		548,352
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $2,860,884)		$ 2,958,182

See accompanying notes which are an integral part of the financial statements.

13 Annual Report

VIP Freedom Lifetime Income III Portfolio

Financial Statements

Statement of Assets and Liabilities

		December 31, 2005

Assets
Investment in securities, at value
(cost $2,860,884) — See
accompanying schedule		$2,958,182
Cash		88
Receivable for investments sold		31
Total assets		2,958,301

Liabilities
Payable for fund shares redeemed .	$31
Total liabilities		31

Net Assets		$2,958,270
Net Assets consist of:
Paid in capital		$2,861,219
Accumulated undistributed net
realized gain (loss) on investments		(247)
Net unrealized appreciation
(depreciation) on investments		97,298
Net Assets, for 282,400 shares
outstanding		$2,958,270
Net Asset Value, offering price and
redemption price per share
($2,958,270 ÷ 282,400 shares)		$10.48

Statement of Operations
For the period July 26, 2005
(commencement of operations)
to December 31, 2005

Investment Income
Income distributions from underlying
funds	$17,209
Interest	89
Total income	17,298

Expenses
Independent trustees’ compensation	$2
Total expenses before reductions	2
Expense reductions	(2) 0

Net investment income (loss)	17,298
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of
underlying fund shares	17,826
Change in net unrealized appreciation
(depreciation) on underlying funds .	97,298
Net gain (loss)	115,124
Net increase (decrease) in net assets
resulting from operations	$132,422

See accompanying notes which are an integral part of the financial statements.
VIP Lifetime Income Funds Portfolio	14

Statement of Changes in Net Assets
For the period
July 26, 2005
(commencement
of operations) to
December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,298
Net realized gain (loss)	17,826
Change in net unrealized appreciation (depreciation)	97,298
Net increase (decrease) in net assets resulting from operations	132,422
Distributions to shareholders from net investment income	(16,737)
Distributions to shareholders from net realized gain	(19,527)
Total distributions	(36,264)
Share transactions
Proceeds from sales of shares	2,909,912
Reinvestment of distributions	36,264
Cost of shares redeemed	(84,064)
Net increase (decrease) in net assets resulting from share transactions	2,862,112
Total increase (decrease) in net assets	2,958,270

Net Assets
Beginning of period	—
End of period (including undistributed net investment income of $0)	$2,958,270

Other Information
Shares
Sold	287,287
Issued in reinvestment of distributions	3,450
Redeemed	(8,337)
Net increase (decrease)	282,400

Financial Highlights

Year ended December 31,	2005F
Selected Per Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)D	11
Net realized and unrealized gain (loss)	50
Total from investment operations	61
Distributions from net investment income	(.06)
Distributions from net realized gain	(.07)
Total distributions	(.13)
Net asset value, end of period	$10.48
Total ReturnB,C	6.10%
Ratios to Average Net AssetsE,G
Expenses before reductions	00%A
Expenses net of fee waivers, if any	00%A
Expenses net of all reductions	00%A
Net investment income (loss)	2.39%A
Supplemental Data
Net assets, end of period (000 omitted)	$2,958
Portfolio turnover rate	59%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the underlying funds.
F For the period July 26, 2005 (commencement of operations) to December 31, 2005.
G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund but do not include expenses of the investment companies in which the fund invests.

See accompanying notes which are an integral part of the financial statements.

15 Annual Report

Notes to Financial Statements For the period ended December 31, 2005

1. Significant Accounting Policies.

VIP Freedom Lifetime Income I Portfolio, VIP Freedom Lifetime Income II Portfolio, and VIP Freedom Lifetime Income III Portfolio (the funds) are funds of Variable Insurance Products Fund IV. The Variable Insurance Products Fund IV (the trust) (referred to in this report as Fidelity Variable Insurance Products) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares. The funds invest primarily in a combination of other VIP equity, fixed income, and money market funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Shares of each fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Investments in the Underlying Funds are valued at their net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost.

Investment Transactions and Income. Security transactions, normally shares of the Underlying Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the Underlying Funds.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Distributions are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to losses deferred due to wash sales.

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows for each fund:

Net Unrealized
	Cost for Federal	Unrealized	Unrealized	Appreciation/
	Income Tax Purposes	Appreciation	Depreciation	(Depreciation)
VIP Freedom Lifetime Income I	$ 2,876,284	$42,544	$(12,916)	$29,628
VIP Freedom Lifetime Income II	2,318,957	61,522	(14,183)	47,339
VIP Freedom Lifetime Income III	2,861,131	111,781	(14,730)	97,051

		Undistributed	Undistributed Long-	Capital Loss
		Ordinary Income	term Capital Gain	Carryforward
VIP Freedom Lifetime Income I		$—	$—	$—
VIP Freedom Lifetime Income II		—	—	—
VIP Freedom Lifetime Income III		—	—	—

VIP Lifetime Income Funds Portfolio

16

1. Significant Accounting Policies continued

Income Tax Information and Distributions to Shareholders continued

The tax character of distributions paid was as follows:

Ordinary
December 31, 2005	Income
VIP Freedom Lifetime Income I	$23,858
VIP Freedom Lifetime Income II	29,291
VIP Freedom Lifetime Income III	36,264

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized on the settlement date of the agreement by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and redemptions of the underlying fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
VIP Freedom Lifetime Income I	3,932,031	1,065,686
VIP Freedom Lifetime Income II	3,324,624	1,020,276
VIP Freedom Lifetime Income III	3,945,152	1,102,095

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the funds with investment management related services. The funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each fund. Pursuant to this agreement, FMR pays all expenses of each fund, excluding the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each fund. The funds do not pay any fees for these services.

5. Expense Reductions.

FMR voluntarily agreed to reimburse the funds to the extent annual operating expenses exceeded certain levels of average net assets. Total expenses are limited to 0.00% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement.

The following funds were in reimbursement during the period:
Reimbursement
from adviser
VIP Freedom Lifetime Income I	$2
VIP Freedom Lifetime Income II	2
VIP Freedom Lifetime Income III	2

17 Annual Report

Notes to Financial Statements continued
6. Other.

The funds’ organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the funds. In the normal course of business, the funds may also enter into contracts that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the funds. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were owners of record of 100% of each fund’s outstanding shares.

VIP Lifetime Income Funds Portfolio

18

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products IV and the Shareholders of VIP Freedom Lifetime Income I Portfolio, VIP Freedom Lifetime Income II Portfolio, VIP Freedom Lifetime Income III Portfolio:

We have audited the accompanying statements of assets and liabilities of VIP Freedom Lifetime Income I Portfolio, VIP Freedom Lifetime Income II Portfolio, VIP Freedom Lifetime Income III Portfolio (the Funds) each a fund of Variable Insurance Products IV Trust, including the schedules of investments, as of December 31, 2005, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the period July 26, 2005 (commencement of operations) to December 31, 2005. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial report ing. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of VIP Freedom Lifetime Income I Portfolio, VIP Freedom Lifetime Income II Portfolio, VIP Freedom Lifetime Income III Portfolio as of December 31, 2005, the results of their operations, the changes in their net assets, and their financial highlights for the period July 26, 2005 (commencement of opera tions) to December 31, 2005, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP DELOITTE & TOUCHE LLP Boston, Massachusetts February 17, 2006

19 Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each VIP Freedom Lifetime Income Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each VIP Freedom Lifetime Income Fund’s activities, review contractual arrange ments with companies that provide services to each VIP Freedom Lifetime Income Fund, and review each VIP Freedom Lifetime Income Fund’s performance. If the interests of a VIP Freedom Lifetime Income Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees and Member of the Advisory Board fulfill their fiduciary duties to the affected funds. Strategic Advisers has instructed the VIP Freedom Lifetime Income Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers, the Trustees, and Member of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 326 funds advised by FMR or an affiliate. Mr. McCoy oversees 328 funds advised by FMR or an affiliate. Mr. Gamper oversees 235 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapac itated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds’ Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Man agement & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of VIP Freedom Lifetime Income I, VIP Freedom Lifetime Income II, and VIP Freedom Lifetime Income III. He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004 2005), Chief Administrative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Invest ments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

VIP Lifetime Income Funds Portfolio

20

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005 present).

Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006 present) or Member of the Advisory Board (2005 present) of other investment compa nies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, includ ing Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corpo ration (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000 present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommunications network surveillance, 2001 2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

21 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corpora tion (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunica tions) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private invest ment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16 school system).

Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1998). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Member of the Board of Directors of The Dow Chemical Com pany. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chairman of the Executive Committee (2000 2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002 present), and Metalmark Capital (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

VIP Lifetime Income Funds Portfolio

22

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Variable Insurance Products Fund IV. Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Ren Y. Cheng (48)

Year of Election or Appointment: 2005

Vice President of VIP Freedom Lifetime Income I, VIP Freedom Lifetime Income II, and VIP Freedom Lifetime Income III. Mr. Cheng also serves as Vice President of other funds advised by Strategic Advisers, Inc., including Fidelity Advisor Freedom FundsSM, Fidelity Freedom Funds, VIP Freedom Funds, and VIP Investor Freedom Funds. Prior to assuming his current responsibilities, Mr. Cheng worked as a portfolio manager. Mr. Cheng also serves as Vice President of FMR (2002) and FMR Co., Inc. (2002).

Eric D. Roiter (57)

Year of Election or Appointment: 2005

Secretary of VIP Freedom Lifetime Income I, VIP Freedom Lifetime Income II, and VIP Freedom Lifetime Income III. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Management & Research (Far East) Inc. (2001 present), and Fidelity Investments Money Management, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distrib utors Corporation (FDC) (1998 2005).

Stuart Fross (46)

Year of Election or Appointment: 2005

Assistant Secretary of VIP Freedom Lifetime Income I, VIP Freedom Lifetime Income II, and VIP Freedom Lifetime Income III. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2005

President, Treasurer, and Anti Money Laundering (AML) officer of VIP Freedom Lifetime Income I, VIP Freedom Lifetime Income II, and VIP Freedom Lifetime Income III. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment manage ment practice.

Paul M. Murphy (58)

Year of Election or Appointment: 2005

Chief Financial Officer of VIP Freedom Lifetime Income I, VIP Freedom Lifetime Income II, and VIP Freedom Lifetime Income III. Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005 present). He also serves as Senior Vice Presi dent of Fidelity Pricing and Cash Management Services Group (FPCMS).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2005

Chief Compliance Officer of VIP Freedom Lifetime Income I, VIP Freedom Lifetime Income II, and VIP Freedom Lifetime Income III. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Over sight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

John R. Hebble (47)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Freedom Lifetime Income I, VIP Freedom Lifetime Income II, and VIP Freedom Lifetime Income III. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002 2003) and Assistant Treasurer of the Scudder Funds (1998 2003).

23 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Freedom Lifetime Income I, VIP Freedom Lifetime Income II, and VIP Freedom Lifetime Income III. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Freedom Lifetime Income I, VIP Freedom Lifetime Income II, and VIP Freedom Lifetime Income III. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000 2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Freedom Lifetime Income I, VIP Freedom Lifetime Income II, and VIP Freedom Lifetime Income III. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of professional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Freedom Lifetime Income I, VIP Freedom Lifetime Income II, and VIP Freedom Lifetime Income III. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Freedom Lifetime Income I, VIP Freedom Lifetime Income II, and VIP Freedom Lifetime Income III. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Freedom Lifetime Income I, VIP Freedom Lifetime Income II, and VIP Freedom Lifetime Income III. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Freedom Lifetime Income I, VIP Freedom Lifetime Income II, and VIP Freedom Lifetime Income III. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Freedom Lifetime Income I, VIP Freedom Lifetime Income II, and VIP Freedom Lifetime Income III. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Freedom Lifetime Income I, VIP Freedom Lifetime Income II, and VIP Freedom Lifetime Income III. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

VIP Lifetime Income Funds Portfolio

24

Distributions

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends received deduction for cor porate shareholders:

12/31/05
VIP Freedom Lifetime Income I	4%
VIP Freedom Lifetime Income II	3%
VIP Freedom Lifetime Income III	4%

The funds will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

25 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Freedom Lifetime Income Portfolios

On June 16, 2005, the Board of Trustees, including the independent Trustees (together, the Board), voted to approve the management contracts and administration agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information.

In determining whether to approve the Advisory Contracts for each fund, the Board was aware that shareholders have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that shareholders, with the opportunity to review and weigh the disclosure provided by each fund in its prospectus and other public disclosures, may choose to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, Strategic Advisers, Inc., and FMR (together, the Investment Advisers), including the backgrounds of the funds’ portfolio managers and the funds’ investment objectives and disciplines.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to account information and market informa tion through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services.

Investment Performance. VIP Freedom Lifetime Income I, VIP Freedom Lifetime Income II, and VIP Freedom Lifetime Income III are new funds and therefore had no historical performance for the Board to review at the time it approved each fund’s Advisory Contracts.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit each fund’s shareholders, particularly in light of the Board’s view that each fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board noted that the funds do not pay the Investment Advisers a manage ment fee for investment advisory services. In its review of each fund’s total expenses, the Board noted that each fund invests in Investor Class of the underlying fund to avoid charging fund paid 12b 1 fees at both fund levels. The Board considered that the funds do not pay transfer agency fees. Instead, Investor Class of each underlying fund bears its pro rata portion of the VIP transfer agency fee according to the percentage of each fund’s assets invested in that underlying fund. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions.

Based on its review, the Board concluded that each fund’s management fee and total expenses were fair and reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. Each of the funds is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of each fund at the time it approved the Advisory Contracts.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the approval of each fund’s Advisory Contracts because under these arrangements the funds would not pay any expenses.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund’s Advisory Contracts should be approved.

VIP Lifetime Income Funds Portfolio

26

27 Annual Report

Investment Adviser
Strategic Advisers, Inc.
Boston, MA
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
Mellon Bank, N.A.
Pittsburgh, PA

VIPFLI ANN 0206 1.816199.100

Fidelity® Variable Insurance Products: Growth Stock Portfolio

Annual Report December 31, 2005

Contents

Performance	3	How the fund has done over time.
Management’s Discussion	4	The manager’s review of fund performance, strategy and
		outlook.
Shareholder Expense Example	5	An example of shareholder expenses.
Investment Changes	6	A summary of major shifts in the fund’s investments over the
		past six months.
Investments	7	A complete list of the fund’s investments with their
		market values.
Financial Statements	12	Statements of assets and liabilities, operations, and
		changes in net assets, as well as financial highlights.
Notes	16	Notes to the financial statements.
Report of Independent Registered	20
Public Accounting Firm
Trustees and Officers	21
Distributions	26
Board Approval of Investment Advisory	27
Contracts and Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the
Securities and Exchange Commission’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc. and have been licensed for use by Fidelity Distribu tors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the
SEC’s web site at http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regard ing the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

VIP Growth Stock Portfolio 2

VIP Growth Stock Portfolio Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended December 31, 2005		Past 1	Life of
		year	fundA
VIP Growth Stock - Initial Class		7.57%	10.97%
VIP Growth Stock -	Service ClassB	7.41%	10.86%
VIP Growth Stock -	Service Class 2C	7.25%	10.69%
VIP Growth Stock -	Investor ClassD	7.57%	10.97%

A From December 11, 2002
B Performance for Service Class shares reflects an asset based service fee (12b 1 fee).
C Performance for Service Class 2 shares reflects an asset based service fee (12b 1 fee).
D The initial offering of Investor Class shares took place on July 21, 2005. Returns prior to July 21, 2005 are those of Initial Class. If Investor Class’s transfer agent fee had been reflected, returns prior to July 21, 2005 would have been lower.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in VIP Growth Stock Portfolio Initial Class on December 11, 2002, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell 1000® Growth Index performed over the same period.

3 Annual Report

VIP Growth Stock Portfolio Management’s Discussion of Fund Performance

Comments from Brian Hanson, Portfolio Manager of VIP Growth Stock Portfolio

U.S. equity benchmarks generally had positive results for the 12 months ending December 31, 2005, the third consecutive year that stocks finished in the black. Energy and utilities were the two best performing sectors, contributing greatly to the 4.91% gain of the Standard & Poor’s 500SM Index. Elsewhere, the NASDAQ Composite® Index returned 2.13%, while the Dow Jones Industrial AverageSM rose 1.72% . The U.S. economy did not decelerate as much as many had predicted, despite eight short term interest rate hikes, record high energy prices and the devastation caused by Hurricane Katrina. Meanwhile, corporate America notched its 14th consecutive quarter of double digit earnings gains through the third quarter of the year, an unprecedented streak in market history. From a style perspective, large cap stocks ended the six year reign of small caps by a narrow margin, but mid caps finished well ahead of both categories. The gap between growth and value stocks also was relatively narrow, with value gaining a slight edge.

For the one year period ending December 31, 2005, the fund outpaced the Russell 1000® Growth Index, which gained 5.26%, and performed roughly in line with the LipperSM Variable Annuity Growth Funds Average, which rose 7.67% . (For specific portfolio performance results, please refer to the perfor mance section of this report.) The fund’s more than double weighting in the energy sector throughout most of the period provided the majority of its solid performance versus the index, as energy was far and away the best performing segment of the index during the past year. Such energy names as oil services giant Halliburton and drilling equipment maker National Oilwell Varco were strong contributors. An underweighting and good security selection in the consumer discretionary sector also benefited performance, as did opportune stock picking in technology hardware/equipment and health care equipment/services, with electronics contract manufacturer (ECM) Jabil Circuit and drug distributor McKesson both advancing. On the flip side, the fund was hurt by a few poor performing technology stocks, including personal computer giant Dell and Singapore based ECM Flextronics International, as well as from a big underweighting relative to the index in two of the biotechnology industry’s best performing names, Genentech and Amgen.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as invest ment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

VIP Growth Stock Portfolio 4

VIP Growth Stock Portfolio Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2005 to December 31, 2005) for Initial Class, Service Class and Service Class 2 and for the entire period (July 21, 2005 to December 31, 2005) for Investor Class. The hypothetical expense Example is based on an investment of $1,000 invested for the one half year period (July 1, 2005 to December 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Ending
	Beginning	Account Value	Expenses Paid
	Account Value	December 31, 2005	During Period
Initial Class
Actual	$ 1,000.00	$ 1,063.20	$ 4.42B
HypotheticalA	$ 1,000.00	$ 1,020.92	$ 4.33C
Service Class
Actual	$ 1,000.00	$ 1,062.50	$ 4.94B
HypotheticalA	$ 1,000.00	$ 1,020.42	$ 4.84C
Service Class 2
Actual	$ 1,000.00	$ 1,061.90	$ 5.72B
HypotheticalA	$ 1,000.00	$ 1,019.66	$ 5.60C
Investor Class
Actual	$ 1,000.00	$ 1,025.80	$ 4.55B
HypotheticalA	$ 1,000.00	$ 1,020.16	$ 5.09C

A 5% return per year before expenses
B Actual expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period) for Initial Class, Service Class and Service Class 2 and multiplied by
164/365 (to reflect the period July 21, 2005 to December 31, 2005) for Investor Class.
C Hypothetical expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized
Expense Ratio
Initial Class	85%
Service Class	95%
Service Class 2	1.10%
Investor Class	1.00%

55 Annual Report

VIP Growth Stock Portfolio
Investment Changes

Top Ten Stocks as of December 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
UNOVA, Inc.	4.4	5.7
EMC Corp.	4.2	4.3
Microsoft Corp.	4.1	3.2
Wal Mart Stores, Inc.	3.6	2.3
General Electric Co.	3.5	1.6
Nastech Pharmaceutical Co., Inc.	3.3	2.8
Johnson & Johnson	3.2	3.3
Staples, Inc.	2.6	2.4
Halliburton Co.	2.5	3.0
Wyeth	2.4	1.9
	33.8
Top Five Market Sectors as of December 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Information Technology	35.7	40.9
Health Care	22.2	20.8
Consumer Staples	12.3	10.2
Consumer Discretionary	9.0	11.3
Industrials	5.2	6.9

VIP Growth Stock Portfolio 6

VIP Growth Stock Portfolio
Investments December 31, 2005
Showing Percentage of Net Assets

Common Stocks 94.3%
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY 9.0%
Internet & Catalog Retail 1.3%
eBay, Inc. (a)	4,200	$181,650
GSI Commerce, Inc. (a)	14,300	215,787
		397,437
Media 1.5%
Getty Images, Inc. (a)	3,200	285,664
Univision Communications, Inc.
Class A (a)	3,500	102,865
XM Satellite Radio Holdings, Inc.
Class A (a)	2,700	73,656
		462,185
Multiline Retail – 0.8%
Target Corp.	4,200	230,874
Specialty Retail 5.4%
Best Buy Co., Inc.	6,850	297,838
Circuit City Stores, Inc.	16,000	361,440
Staples, Inc.	33,900	769,869
Urban Outfitters, Inc. (a)	6,600	167,046
		1,596,193

TOTAL CONSUMER DISCRETIONARY		2,686,689

CONSUMER STAPLES 12.3%
Beverages 2.3%
PepsiCo, Inc.	11,400	673,512
Food & Staples Retailing – 6.0%
CVS Corp.	8,400	221,928
Wal Mart Stores, Inc.	22,900	1,071,720
Walgreen Co.	11,000	486,860
		1,780,508
Food Products – 0.4%
Global Bio Chem Technology Group Co. Ltd.	286,000	125,412
Household Products – 2.8%
Colgate Palmolive Co.	5,200	285,220
Procter & Gamble Co.	9,590	555,069
		840,289
Personal Products 0.8%
Avon Products, Inc.	7,900	225,545
TOTAL CONSUMER STAPLES		3,645,266

ENERGY 4.1%
Energy Equipment & Services – 2.8%
Halliburton Co.	11,800	731,128
National Oilwell Varco, Inc. (a)	1,403	87,968
		819,096
Oil, Gas & Consumable Fuels 1.3%
Amerada Hess Corp.	1,200	152,184

See accompanying notes which are an integral part of the financial statements.
	7	Annual Report

VIP Growth Stock Portfolio
Investments - continued

	Shares	Value (Note 1)
BG Group PLC sponsored ADR	3,300	$ 163,911
BP PLC sponsored ADR	1,100	70,642
		386,737

TOTAL ENERGY		1,205,833

FINANCIALS – 3.7%
Capital Markets 1.5%
E*TRADE Securities Co. Ltd.	17	131,352
Harris & Harris Group, Inc.	4,300	59,770
Nomura Holdings, Inc. sponsored ADR	12,300	236,406
		427,528
Commercial Banks – 0.6%
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	13,200	180,708
Diversified Financial Services – 0.0%
IntercontinentalExchange, Inc.	100	3,635
Insurance – 1.6%
American International Group, Inc.	5,700	388,911
Hartford Financial Services Group, Inc.	1,100	94,479
		483,390

TOTAL FINANCIALS		1,095,261

HEALTH CARE 22.2%
Biotechnology – 2.6%
Affymetrix, Inc. (a)	3,000	143,250
Alnylam Pharmaceuticals, Inc. (a)	6,700	89,512
Amgen, Inc. (a)	7,000	552,020
		784,782
Health Care Equipment & Supplies 3.8%
Baxter International, Inc.	3,900	146,835
C.R. Bard, Inc.	2,200	145,024
Medtronic, Inc.	9,700	558,429
Millipore Corp. (a)	1,300	85,852
St. Jude Medical, Inc. (a)	3,800	190,760
		1,126,900
Health Care Providers & Services 4.1%
Acibadem Saglik Hizmetleri AS	14,000	129,582
McKesson Corp.	7,200	371,448
Psychiatric Solutions, Inc. (a)	900	52,866
UnitedHealth Group, Inc.	10,500	652,470
		1,206,366
Pharmaceuticals 11.7%
Johnson & Johnson	16,000	961,600
Nastech Pharmaceutical Co., Inc. (a)	67,000	986,240
Novartis AG sponsored ADR	6,600	346,368
Schering Plough Corp.	23,300	485,805
Wyeth	15,400	709,478
		3,489,491

TOTAL HEALTH CARE		6,607,539

See accompanying notes which are an integral part of the financial statements.
VIP Growth Stock Portfolio	8

Common Stocks continued
	Shares	Value (Note 1)

INDUSTRIALS – 5.2%
Aerospace & Defense – 1.5%
Honeywell International, Inc.	11,800	$ 439,550
Construction & Engineering – 0.2%
Chicago Bridge & Iron Co. NV (NY Shares)	2,800	70,588
Industrial Conglomerates 3.5%
General Electric Co.	29,500	1,033,975

TOTAL INDUSTRIALS		1,544,113

INFORMATION TECHNOLOGY 35.7%
Communications Equipment – 5.0%
AudioCodes Ltd. (a)	27,500	305,250
Avaya, Inc. (a)	12,600	134,442
Cisco Systems, Inc. (a)	7,200	123,264
Harris Corp.	9,600	412,896
Juniper Networks, Inc. (a)	2,800	62,440
Nortel Networks Corp. (a)	42,800	130,968
QUALCOMM, Inc.	3,800	163,704
Sonus Networks, Inc. (a)	39,500	146,940
		1,479,904
Computers & Peripherals 13.3%
Apple Computer, Inc. (a)	8,400	603,876
Dell, Inc. (a)	20,200	605,798
EMC Corp. (a)	92,000	1,253,040
Hewlett Packard Co.	6,900	197,547
UNOVA, Inc. (a)	38,738	1,309,344
		3,969,605
Electronic Equipment & Instruments – 4.0%
DTS, Inc. (a)	5,900	87,320
Flextronics International Ltd. (a)	20,200	210,888
Jabil Circuit, Inc. (a)	16,300	604,567
National Instruments Corp.	9,300	298,065
		1,200,840
Internet Software & Services 4.4%
aQuantive, Inc. (a)	6,200	156,488
Google, Inc. Class A (sub. vtg.) (a)	800	331,888
Yahoo! Japan Corp	192	291,489
Yahoo!, Inc. (a)	13,500	528,930
		1,308,795
IT Services 0.3%
First Data Corp.	2,200	94,622
Office Electronics – 0.6%
Zebra Technologies Corp. Class A (a)	4,300	184,255
Semiconductors & Semiconductor Equipment – 2.6%
Advanced Semiconductor Engineering, Inc. sponsored ADR	19,523	87,658

	Shares	Value (Note 1)
Analog Devices, Inc.	11,700	$ 419,679
ATI Technologies, Inc. (a)	8,600	146,471
Mindspeed Technologies, Inc. (a)	27,300	64,155
See accompanying notes which are an integral part of the financial statements.
	9	Annual Report

9

VIP Growth Stock Portfolio
Investments - continued

	Shares	Value (Note 1)

Saifun Semiconductors Ltd.	100	3,147
Silicon Laboratories, Inc. (a)	1,000	36,660
		757,770
Software 5.5%
Cognos, Inc. (a)	3,300	115,105
Electronic Arts, Inc. (a)	1,300	68,003
Hyperion Solutions Corp. (a)	1,650	59,103
Microsoft Corp.	46,000	1,202,900
Ulticom, Inc. (a)	18,202	178,562
		1,623,673

TOTAL INFORMATION TECHNOLOGY		10,619,464

MATERIALS 0.7%
Chemicals 0.7%
Potash Corp. of Saskatchewan	2,800	224,231
TELECOMMUNICATION SERVICES 1.4%
Diversified Telecommunication Services – 0.4%
Cbeyond Communications, Inc.	11,300	116,390
Wireless Telecommunication Services – 1.0%
American Tower Corp. Class A (a)	11,100	300,810
TOTAL TELECOMMUNICATION SERVICES		417,200

TOTAL COMMON STOCKS
(Cost $26,160,537)		28,045,596

Money Market Funds 5.9%

Fidelity Cash Central Fund, 4.28% (b)
(Cost $1,769,430)	1,769,430	1,769,430

TOTAL INVESTMENT PORTFOLIO 100.2%
(Cost $27,929,967)		29,815,026

NET OTHER ASSETS (0.2)%		(71,092)
NET ASSETS 100%		$ 29,743,934

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

See accompanying notes which are an integral part of the financial statements.

VIP Growth Stock Portfolio 10

Affiliated Central Funds

Information regarding income received by the fund from the affiliated Central funds during the period is as follows:

Fund	Income received
Fidelity Cash Central Fund	$ 21,145

Income Tax Information

At December 31, 2005, the fund had a capital loss carryforward of approximately $252,545 all of which will expire on December 31, 2013.

See accompanying notes which are an integral part of the financial statements.

11 Annual Report

VIP Growth Stock Portfolio

Financial Statements

Statement of Assets and Liabilities
	December 31, 2005

Assets
Investment in securities, at value — See accompanying schedule:
Unaffiliated issuers (cost $26,160,537)	$ 28,045,596
Affiliated Central Funds (cost $1,769,430)	1,769,430
Total Investments (cost $27,929,967)		$29,815,026
Cash		63
Receivable for fund shares sold		21
Dividends receivable		23,508
Interest receivable		3,088
Prepaid expenses		46
Receivable from investment adviser for expense reductions		5,023
Other receivables		2,963
Total assets		29,849,738

Liabilities
Payable for fund shares redeemed	$ 46,275
Accrued management fee	14,150
Distribution fees payable	742
Other affiliated payables	2,889
Other payables and accrued expenses	41,748
Total liabilities		105,804

Net Assets		$29,743,934
Net Assets consist of:
Paid in capital		$28,125,370
Undistributed net investment income		6,332
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(272,827)
Net unrealized appreciation (depreciation) on investments		1,885,059
Net Assets		$29,743,934

Statement of Assets and Liabilities continued
	December 31, 2005

Initial Class:
Net Asset Value, offering price and redemption price per share ($22,749,711 ÷ 1,904,839 shares)		$11.94
Service Class:
Net Asset Value, offering price and redemption price per share ($2,056,300 ÷ 172,770 shares)		$11.90
Service Class 2:
Net Asset Value, offering price and redemption price per share ($2,729,171 ÷ 230,428 shares)		$11.84
Investor Class:
Net Asset Value, offering price and redemption price per share ($2,208,752 ÷ 185,050 shares)		$11.94

See accompanying notes which are an integral part of the financial statements.
VIP Growth Stock Portfolio	12

Statement of Operations
	Year ended December 31, 2005

Investment Income
Dividends		$120,173
Interest		2,159
Income from affiliated Central Funds		21,145
Total income		143,477

Expenses
Management fee	$87,394
Transfer agent fees	12,780
Distribution fees	8,348
Accounting fees and expenses	6,321
Independent trustees’ compensation	59
Custodian fees and expenses	11,411
Audit	49,574
Legal	130
Miscellaneous	387
Total expenses before reductions	176,404
Expense reductions	(41,686)	134,718

Net investment income (loss)		8,759
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(234,118)
Foreign currency transactions	(229)
Total net realized gain (loss)		(234,347)
Change in net unrealized appreciation (depreciation) on investment securities		1,334,662
Net gain (loss)		1,100,315
Net increase (decrease) in net assets resulting from operations		$1,109,074

Statement of Changes in Net Assets
	Year ended	Year ended
	December 31,	December 31,
	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,759	$13,637
Net realized gain (loss)	(234,347)	297,203
Change in net unrealized appreciation (depreciation)	1,334,662	(171,296)
Net increase (decrease) in net assets resulting from operations	1,109,074	139,544
Distributions to shareholders from net investment income	(2,878)	(10,928)
Distributions to shareholders from net realized gain	(20,148)	(488,248)
Total distributions	(23,026)	(499,176)
Share transactions - net increase (decrease)	22,262,603	507,259
Total increase (decrease) in net assets	23,348,651	147,627

Net Assets
Beginning of period	6,395,283	6,247,656
End of period (including undistributed net investment income of $6,332 and undistributed net investment income of
$2,529, respectively)	$29,743,934	$6,395,283

See accompanying notes which are an integral part of the financial statements.

13 Annual Report

Financial Highlights Initial Class

Years ended December 31,	2005	2004	2003	2002G
Selected Per Share Data
Net asset value, beginning of period	$ 11.14	$ 11.79	$ 9.68	$ 10.00
Income from Investment Operations
Net investment income (loss)E	01	.04F	(.01)	—I
Net realized and unrealized gain (loss)	83.23		2.81	(.32)
Total from investment operations	84.27		2.80	(.32)
Distributions from net investment income	(.01)	(.02)	(.01)	—
Distributions from net realized gain	(.04)	(.90)	(.68)	—
Total distributions	(.04)J	(.92)	(.69)	—
Net asset value, end of period	$ 11.94	$ 11.14	$ 11.79	$ 9.68
Total ReturnB,C,D	7.57%	2.31%	29.05%	(3.20)%
Ratios to Average Net AssetsH
Expenses before reductions	1.01%	1.94%	2.68%	9.76%A
Expenses net of fee waivers, if any	85%	1.00%	1.14%	1.25%A
Expenses net of all reductions	81%	.95%	1.09%	1.22%A
Net investment income (loss)	12%	.35%	(.07) %	.35%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,750	$ 1,938	$ 1,885	$ 1,452
Portfolio turnover rate	91%	151%	149%	108%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown.
E Calculated based on average shares outstanding during the period.
F Investment income per share reflects a special dividend which amounted to $.05 per share.
G For the period December 11, 2002 (commencement of operations) to December 31, 2002.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
I Amount represents less than $.01 per share.
J Total distribution of $.040 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.035 per share.

Financial Highlights Service Class

Years ended December 31,	2005	2004	2003	2002G
Selected Per Share Data
Net asset value, beginning of period	$ 11.12	$ 11.77	$ 9.68	$ 10.00
Income from Investment Operations
Net investment income (loss)E	—I	.03F	(.02)	—I
Net realized and unrealized gain (loss)	82.24		2.80	(.32)
Total from investment operations	82.27		2.78	(.32)
Distributions from net investment income	(.01)	(.02)	(.01)	—
Distributions from net realized gain	(.04)	(.90)	(.68)	—
Total distributions	(.04)J	(.92)	(.69)	—
Net asset value, end of period	$ 11.90	$ 11.12	$ 11.77	$ 9.68
Total ReturnB,C,D	7.41%	2.32%	28.85%	(3.20)%
Ratios to Average Net AssetsH
Expenses before reductions	1.36%	1.97%	2.74%	9.86%A
Expenses net of fee waivers, if any	97%	1.10%	1.24%	1.35%A
Expenses net of all reductions	92%	1.05%	1.19%	1.32%A
Net investment income (loss)	—%	.25%	(.17)%	.25%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,056	$ 1,914	$ 1,871	$ 1,452
Portfolio turnover rate	91%	151%	149%	108%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown.
E Calculated based on average shares outstanding during the period.
F Investment income per share reflects a special dividend which amounted to $.05 per share.
G For the period December 11, 2002 (commencement of operations) to December 31, 2002.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
I Amount represents less than $.01 per share.
J Total distribution of $.040 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.035 per share.

See accompanying notes which are an integral part of the financial statements.
VIP Growth Stock Portfolio	14

Financial Highlights Service Class 2

Years ended December 31,	2005	2004	2003	2002G
Selected Per Share Data
Net asset value, beginning of period	$ 11.08	$ 11.75	$ 9.68	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.02)	.01F	(.04)	—I
Net realized and unrealized gain (loss)	82.24		2.80	(.32)
Total from investment operations	80.25		2.76	(.32)
Distributions from net investment income	(.01)	(.02)	(.01)	—
Distributions from net realized gain	(.04)	(.90)	(.68)	—
Total distributions	(.04)J	(.92)	(.69)	—
Net asset value, end of period	$ 11.84	$ 11.08	$ 11.75	$ 9.68
Total ReturnB,C,D	7.25%	2.14%	28.64%	(3.20)%
Ratios to Average Net AssetsH
Expenses before reductions	1.51%	2.12%	2.89%	10.01%A
Expenses net of fee waivers, if any	1.12%	1.25%	1.39%	1.50%A
Expenses net of all reductions	1.07%	1.20%	1.34%	1.47%A
Net investment income (loss)	(.15)%	.10%	(.33)%	.10%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,729	$ 2,544	$ 2,491	$ 1,936
Portfolio turnover rate	91%	151%	149%	108%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown.
E Calculated based on average shares outstanding during the period.
F Investment income per share reflects a special dividend which amounted to $.05 per share.
G For the period December 11, 2002 (commencement of operations) to December 31, 2002.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
I Amount represents less than $.01 per share.
J Total distribution of $.040 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.035 per share.

Financial Highlights Investor Class

Year ended December 31,	2005F
Selected Per Share Data
Net asset value, beginning of period	$ 11.64
Income from Investment Operations
Net investment income (loss)E	—H
Net realized and unrealized gain (loss)	30
Total from investment operations	30
Net asset value, end of period	$ 11.94
Total ReturnB,C,D	2.58%
Ratios to Average Net AssetsG
Expenses before reductions	1.16%A
Expenses net of fee waivers, if any	1.00%A
Expenses net of all reductions	96%A
Net investment income (loss)	(.03)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,209
Portfolio turnover rate	91%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown.
E Calculated based on average shares outstanding during the period.
F For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

15 Annual Report

Notes to Financial Statements For the period ended December 31, 2005

1. Significant Accounting Policies.

VIP Growth Stock Portfolio (the fund) is a non diversified fund of Variable Insurance Products Fund IV (the trust) (referred to in this report as VIP Growth Stock Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, and Investor Class shares. The fund commenced sale of Investor Class shares on July 21, 2005. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds) which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transac tions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Pur chases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

VIP Growth Stock Portfolio

16

1. Significant Accounting Policies continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distrib uting all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows:
Unrealized appreciation	$2,646,481
Unrealized depreciation	(781,707)
Net unrealized appreciation (depreciation)	1,864,774
Undistributed ordinary income	6,332
Capital loss carryforward	(252,545)

Cost for federal income tax purposes	$27,950,252

The tax character of distributions paid was as follows:
	December 31, 2005	December 31, 2004
Ordinary Income	$23,026	$351,131
Long term Capital Gains	—	148,045
Total	$23,026	$499,176

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (in cluding accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $34,137,892 and $13,287,965, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly manage ment fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the fund’s average net assets.

17 Annual Report

Notes to Financial Statements continued
4. Fees and Other Transactions with Affiliates continued

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate 12b 1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class’ average net assets and .25% of Service Class 2’s average net assets.

For the period, each class paid FDC the following amounts, all of which were re allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$1,931
Service Class 2	6,417
$8,348

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund’s transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset based fee with respect to each class. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of ..07% of their month end net assets. Investor Class pays an asset based transfer agent fee of .18% of its month end net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$8,863
Service Class	1,276
Service Class 2	1,695
Investor Class	946
$12,780

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The fee is based on the level of average net assets for the month.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,051 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:
	Expense	Reimbursement
	Limitations	from adviser
Initial Class	85%* - 1.00%	$16,652
Service Class	95%* 1.10%	7,706
Service Class 2	1.10%* - 1.25%	10,226
Investor Class	1.00%	550
		$35,134
* Expense limitation in effect at period end.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $6,552 for the period.

VIP Growth Stock Portfolio

18

7. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the fund.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:
Years ended December 31,			2005	2004
From net investment income
Initial Class			$869	$3,302
Service Class			861	3,268
Service Class 2			1,148	4,358
Total			$2,878	$10,928
From net realized gain
Initial Class			$6,088	$147,396
Service Class			6,025	146,069
Service Class 2			8,035	194,783
Total			$20,148	$488,248

9. Share Transactions.

Transactions for each class of shares were as follows:
	Shares		Dollars
Years ended December 31,	2005	2004	2005	2004
Initial Class
Shares sold	2,058,133	1,124	$23,884,843	$12,923
Reinvestment of distributions	635	13,278	6,957	150,698
Shares redeemed	(327,858)	(425)	(3,805,050)	(4,840)
Net increase (decrease)	1,730,910	13,977	$20,086,750	$158,781
Service Class
Reinvestment of distributions	629	13,189	$6,886	$149,337
Net increase (decrease)	629	13,189	$6,886	$149,337
Service Class 2
Reinvestment of distributions	843	17,628	$9,183	$199,141
Net increase (decrease)	843	17,628	$9,183	$199,141
Investor ClassA
Shares sold	191,316	—	$2,233,004	$—
Shares redeemed	(6,266)	—	(73,220)	—
Net increase (decrease)	185,050	—	$2,159,784	—

A Share transactions for Investor Class are for the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

19 Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund IV and the Shareholders of VIP Growth Stock Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of VIP Growth Stock Portfolio (a fund of Variable Insurance Products Fund IV) at December 31, 2005 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the VIP Growth Stock Portfolio’s manage ment; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial state ments in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP PricewaterhouseCoopers LLP Boston, Massachusetts February 17, 2006

VIP Growth Stock Portfolio

20

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund’s activities, review contractual arrangements with companies that provide services to the fund, and review the fund’s performance. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 326 funds advised by FMR or an affiliate. Mr. McCoy oversees 328 funds advised by FMR or an affiliate. Mr. Gamper oversees 235 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapac itated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the trustees. To request a free copy call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Man agement & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of VIP Growth Stock (2005 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004 2005), Chief Administrative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003 present) and Sim mons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

21 Annual Report

Trustees and Officers - continued Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005 present).

Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006 present) or Member of the Advisory Board (2005 present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corpo ration (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000 present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommunications network surveillance, 2001 2004), and Teletech Holdings (customer management ser vices). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Rich field Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

VIP Growth Stock Portfolio

22

Name, Age; Principal Occupation Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Pre viously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corpora tion (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommuni cations) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private invest ment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16 school system).

Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1998). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management posi tions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chairman of the Executive Committee (2000 2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002 present), and Metalmark Capi tal (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Variable Insurance Products Fund IV. Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

23 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Dwight D. Churchill (52)

Year of Election or Appointment: 2005

Vice President of VIP Growth Stock. Mr. Churchill also serves as Vice President of certain Equity Funds (2005 present) and certain High Income Funds (2005 present). Previously, he served as Head of Fidelity’s Fixed Income Division (2000 2005), Vice President of Fidelity’s Money Market Funds (2000 2005), Vice President of Fidelity’s Bond Funds, and Senior Vice President of FIMM (2000) and FMR. Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed Income Investments.

Brian Hanson (32)

Year of Election or Appointment: 2004

Vice President of VIP Growth Stock. Mr. Hanson also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Hanson worked as a research analyst and portfolio manager. Mr. Hanson also serves as Vice President of FMR (2004) and FMR Co., Inc. (2004).

Eric D. Roiter (57)

Year of Election or Appointment: 1998

Secretary of VIP Growth Stock. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Management & Research (Far East) Inc. (2001 present), and Fidelity Investments Money Management, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of FDC (1998 2005).

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of VIP Growth Stock. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President, Treasurer, and Anti Money Laundering (AML) officer of VIP Growth Stock. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

Paul Murphy (58)

Year of Election or Appointment: 2005

Chief Financial Officer of VIP Growth Stock. Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005 present). He also serves as Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of VIP Growth Stock. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

John R. Hebble (47)

Year of Election or Appointment: 2003

Deputy Treasurer of VIP Growth Stock. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002 2003) and Assistant Treasurer of the Scudder Funds (1998 2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Growth Stock. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of VIP Growth Stock. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Finan cial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000 2004).

VIP Growth Stock Portfolio

24

Name, Age; Principal Occupation Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Growth Stock. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of professional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Growth Stock. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 2002

Assistant Treasurer of VIP Growth Stock. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of VIP Growth Stock. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2002

Assistant Treasurer of VIP Growth Stock. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Growth Stock. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Growth Stock. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Manage ment, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

25 Annual Report

Distributions

The Board of Trustees of VIP Growth Stock Portfolio voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Initial Class	2/10/06	2/10/06	$.004	$—
Service Class	2/10/06	2/10/06	$—	$—
Service Class 2	2/10/06	2/10/06	$—	$—
Investor Class	2/10/06	2/10/06	$.003	$—

A percentage of the dividends distributed during the fiscal year for the following classes qualifies for the dividends received deduction for corporate shareholders:

Initial Class	10%
Service Class	10%
Service Class 2	10%

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

VIP Growth Stock Portfolio

26

Board Approval of Investment Advisory Contracts and Management Fees

VIP Growth Stock Portfolio

Each year, typically in July, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and indepen dent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the manage ment fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity’s fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the background of the fund’s portfolio manager and the fund’s investment objective and discipline. The independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Invest ment Advisers’ investment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitor ing of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of “soft” commission dollars to pay for research services. The Board also considered that Fidelity voluntarily decided in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources. The Board also considered the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to account information and market informa tion through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. The Board noted that, since the last Advisory Contract renewals in July 2004, Fidelity has taken a number of actions that benefited particular

27 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund’s absolute investment performance for each class, as well as the fund’s relative investment performance for each class measured against (i) a broad based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board. Because the fund had been in existence less than three calendar years, the following chart considered by the Board shows, for the one year period ended December 31, 2004, the returns of Service Class 2 and Initial Class of the fund, the return of a broad based securities market index (“benchmark”), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Service Class 2 and Initial Class represent the performance of classes with the highest and lowest 12b 1 fees, respectively (not necessarily with the highest and lowest total expenses). The box within the chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below the chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of Initial Class of the fund was in the fourth quartile for the one year period. The Board also stated that the relative investment performance of the fund was lower than its benchmark for the one year period. The Board considered that the variations in performance among the fund’s classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent launch.

The Board has had thorough discussions with FMR throughout the year about the Board’s and FMR’s concerns about equity research, equity fund performance, and compliance with internal policies governing gifts and entertainment. FMR has taken steps that it believes will refocus and strengthen equity research and equity portfolio management and compliance. The Board noted with favor FMR’s recent reorganization of its senior management team and FMR’s plans to dedicate additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund’s shareholders, particularly in light of the Board’s view that the fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board’s management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

VIP Growth Stock Portfolio

28

The Board considered two proprietary management fee comparisons for the 12 month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund’s. For example, a TMG % of 12% means that 88% of the funds in the Total Mapped Group had higher management fees than the fund. The “Asset Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which the fund’s management fee ranked, is also included in the chart and considered by the Board.

The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004.

Based on its review, the Board concluded that the fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class’s total expenses, the Board considered the fund’s management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund paid 12b 1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each class’s total expenses ranked above its competitive median for 2004. The Board considered that the classes were above median because of high expenses in basis points due to the fund’s small size. The Board noted that the fund offers multiple classes, each of which has a different 12b 1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b 1 fees.

Furthermore, the Board considered that on December 16, 2004, it had approved changes (effective January 1, 2005) in the transfer agent and service agreements for the fund that established maximum transfer agent fees and eliminated the minimum pricing and bookkeeping fee to prevent small funds or funds with small average account sizes from having relatively high fees in basis points (the “small fund fee reductions”). The Board considered that, if the small fund fee reductions had been in effect in 2004, the total expenses of each of Initial Class and Service Class would have ranked below the median.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses for each class of the fund were reasonable, although in all cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

29 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the busi ness of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After consider ing PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the fund’s business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and deter mined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund’s management contract incorporates a “group fee” structure, which provides for lower fee rates as total fund assets under FMR’s management increase, and for higher fee rates as total fund assets under FMR’s management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity’s costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR’s management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) equity fund transfer agency fees; (ii) Fidelity’s fund profitability methodology and the impact of various changes in the methodology over time; (iii) benefits to shareholders from economies of scale; (iv) composition and characteristics of various fund and industry data used in comparisons; and (v) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the exist ing advisory fee structures are fair and reasonable, and that the fund’s existing Advisory Contracts should be renewed.

VIP Growth Stock Portfolio

30

31 Annual Report

VIP Growth Stock Portfolio

32

33 Annual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Limited
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
Mellon Bank, N.A.
Pittsburgh, PA

VIPGR ANN 0206 1.781993.103

Fidelity® Variable Insurance Products: Health Care Portfolio

Annual Report December 31, 2005

Contents

Performance	3	How the fund has done over time.
Management’s Discussion	4	The manager’s review of fund performance, strategy and
		outlook.
Shareholder Expense Example	5	An example of shareholder expenses.
Investment Changes	6	A summary of major shifts in the fund’s investments over the
		past six months.
Investments	7	A complete list of the fund’s investments with their
		market values.
Financial Statements	14	Statements of assets and liabilities, operations, and
		changes in net assets, as well as financial highlights.
Notes	17	Notes to the financial statements.
Report of Independent Registered	21
Public Accounting Firm
Trustees and Officers	22
Distributions	27
Board Approval of Investment Advisory	28
Contracts and Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the
Securities and Exchange Commission’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc. and have been licensed for use by
Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at http://www.sec.gov. The fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund’s portfolio holdings, view the most recent quar terly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

VIP Health Care Portfolio 2

VIP Health Care Portfolio Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended December 31, 2005	Past 1	Life of
	year	fundA
VIP Health Care Portfolio Initial Class	17.05%	5.22%
VIP Health Care Portfolio Investor ClassB	16.87%	5.18%

A From July 18, 2001.
B The initial offering of Investor Class took place on July 21, 2005. Returns prior to July 21, 2005 are those of Initial Class. If Investor Class’s transfer agent fee had been reflected, returns prior to July 21, 2005 would have been lower.

$10,000 Life of Fund

Let’s say hypothetically that $10,000 was invested in VIP Health Care Portfolio Initial Class on July 18, 2001, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor’s 500SM Index (S&P 500®) performed over the same period.

3 Annual Report

VIP Health Care Portfolio Management’s Discussion of Fund Performance

Comments from Harlan Carere, Portfolio Manager of VIP Health Care Portfolio

U.S. equity benchmarks generally had positive results for the 12 months ending December 31, 2005, the third consecutive year that stocks finished in the black. Energy and utilities were the two best performing sectors, contributing greatly to the 4.91% gain of the Standard & Poor’s 500SM Index. Elsewhere, the NASDAQ Composite® Index returned 2.13%, while the Dow Jones Industrial AverageSM rose 1.72% . The U.S. economy did not decelerate as much as many had predicted, despite eight short term interest rate hikes, record high energy prices and the devastation caused by Hurricane Katrina. Meanwhile, corporate America notched its 14th consecutive quarter of double digit earnings gains through the third quarter of the year, an unprecedented streak in market history. From a style perspective, large cap stocks ended the six year reign of small caps by a narrow margin, but mid caps finished well ahead of both categories. The gap between growth and value stocks also was relatively narrow, with value gaining a slight edge.

For the year ending December 31, 2005, the fund performed better than both the S&P 500® and the Goldman Sachs® Health Care Index, which was up 12.11% . (For specific portfolio performance results, please refer to the performance section of this report.) A substantial underweighting in weak pharmaceutical stocks particularly Pfizer and Bristol Myers Squibb contributed to the fund’s outperformance of the sector benchmark, as large drug makers experienced pressure from lower cost competitors. The fund’s position in Bristol Myers Squibb was sold by period end. Performance also benefited from overweighted positions in several strong performing managed care companies especially UnitedHealth Group and Health Net that were able to take costs out of the health care system. Genentech, a biotechnology company, made a positive contribution to performance as well, as two of its cancer drugs had better than expected clinical results in new applications. Detracting from performance were underweighted positions in some other managed care companies included in the index that did well, such as WellPoint and Aetna. Kinetic Concepts, which makes wound care products and therapeutic surfaces, also detracted from relative performance, as the stock was hurt by fears about litigation and changes in reimbursement.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as invest ment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

VIP Health Care Portfolio 4

VIP Health Care Portfolio Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including manage ment fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2005 to December 31, 2005) for the Initial Class and for the entire period (July 21, 2005 to December 31, 2005) for the Investor Class. The hypothetical expense Example is based on an investment of $1,000 invested for the one half year period (July 1, 2005 to December 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Ending
	Beginning	Account Value	Expenses Paid
	Account Value	December 31, 2005	During Period
Initial Class
Actual	$ 1,000.00	$ 1,096.50	$ 3.91B
HypotheticalA	$ 1,000.00	$ 1,021.48	$ 3.77C
Investor Class
Actual	$ 1,000.00	$ 1,062.70	$ 4.31B
HypotheticalA	$ 1,000.00	$ 1,020.52	$ 4.74C

A 5% return per year before expenses
B Actual expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period) for the Initial Class and multiplied by 164/365 (to reflect the period
July 21, 2005 to December 31, 2005) for the Investor Class.
C Hypothetical expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized
Expense Ratio
Initial Class	74%
Investor Class	93%

55 Annual Report

VIP Health Care Portfolio
Investment Changes

Top Ten Stocks as of December 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
UnitedHealth Group, Inc.	7.1	9.4
Wyeth	5.1	3.6
Pfizer, Inc.	4.7	2.4
Genentech, Inc.	4.3	6.1
Merck & Co., Inc.	3.4	1.0
Alcon, Inc.	2.8	2.9
Health Net, Inc.	2.6	2.0
WellPoint, Inc.	2.6	2.6
Allergan, Inc.	2.6	1.7
Johnson & Johnson	2.5	7.3
	37.7

VIP Health Care Portfolio 6

VIP Health Care Portfolio
Investments December 31, 2005
Showing Percentage of Net Assets

Common Stocks 99.0%
	Shares	Value (Note 1)

BEVERAGES – 0.2%
Soft Drinks – 0.2%
Hansen Natural Corp. (a)	3,700	$291,597
BIOTECHNOLOGY – 15.0%
Biotechnology – 15.0%
Affymetrix, Inc. (a)	10,200	487,050
Amgen, Inc. (a)	32,996	2,602,065
Amylin Pharmaceuticals, Inc. (a)	10,400	415,168
Anadys Pharmaceuticals, Inc. (a)	900	7,920
Applera Corp.:
– Applied Biosystems Group	15,000	398,400
– Celera Genomics Group (a)	2,800	30,688
Biogen Idec, Inc. (a)	20,700	938,331
BioMarin Pharmaceutical, Inc. (a)	19,800	213,444
Celgene Corp. (a)	11,400	738,720
Cephalon, Inc. (a)	3,300	213,642
Charles River Laboratories International, Inc. (a)	7,100	300,827
DOV Pharmaceutical, Inc. (a)	2,700	39,636
DUSA Pharmaceuticals, Inc. (a)	9,500	102,315
Exelixis, Inc. (a)	1,800	16,956
Genentech, Inc. (a)	59,300	5,485,250
Genzyme Corp. (a)	2,355	166,687
Gilead Sciences, Inc. (a)	31,500	1,657,845
Human Genome Sciences, Inc. (a)	9,300	79,608
ICOS Corp. (a)	10,700	295,641
ImClone Systems, Inc. (a)	5,900	202,016
Inhibitex, Inc. (a)(e)	1,200	10,080
Invitrogen Corp. (a)	5,300	353,192
Martek Biosciences (a)	3,900	95,979
MedImmune, Inc. (a)	17,830	624,407
Millennium Pharmaceuticals, Inc. (a)	22,600	219,220
Myogen, Inc. (a)	3,000	90,480
Nektar Therapeutics (a)	5,300	87,238
Neurocrine Biosciences, Inc. (a)	21,800	1,367,514
ONYX Pharmaceuticals, Inc. (a)	4,900	140,924
Panacos Pharmaceuticals, Inc. (a)	2,800	19,404
Progenics Pharmaceuticals, Inc. (a)	400	10,004
Protein Design Labs, Inc. (a)	7,700	218,834
Renovis, Inc. (a)	3,200	48,960
Rigel Pharmaceuticals, Inc. (a)	900	7,524
Seracare Life Sciences, Inc. (a)	5,700	51,585
Serologicals Corp. (a)	7,000	138,180
Solexa, Inc. (a)(d)	7,600	76,532
Techne Corp. (a)	5,900	331,285
Vertex Pharmaceuticals, Inc. (a)	17,200	475,924
ViroPharma, Inc. (a)	6,200	115,010
		18,874,485

CHEMICALS – 0.3%
Fertilizers & Agricultural Chemicals 0.3%
Monsanto Co.	5,500	426,415

See accompanying notes which are an integral part of the financial statements.
	7	Annual Report

7

VIP Health Care Portfolio
Investments - continued

	Shares	Value (Note 1)

COMMERCIAL SERVICES & SUPPLIES 0.4%
Diversified Commercial & Professional Services 0.2%
Advisory Board Co. (a)	4,865	$ 231,915
PICO Holdings, Inc. (a)	484	15,614
		247,529
Human Resource & Employment Services – 0.1%
Kforce, Inc. (a)	9,301	103,799
On Assignment, Inc. (a)	9,300	101,463
		205,262
Office Services & Supplies – 0.1%
Mine Safety Appliances Co.	2,300	83,283

TOTAL COMMERCIAL SERVICES & SUPPLIES		536,074

FOOD & STAPLES RETAILING 0.1%
Food Retail – 0.1%
Whole Foods Market, Inc.	2,000	154,780
FOOD PRODUCTS – 0.1%
Agricultural Products – 0.1%
Bunge Ltd.	1,100	62,271
HEALTH CARE EQUIPMENT & SUPPLIES – 17.3%
Health Care Equipment 13.2%
Abaxis, Inc. (a)	8,100	133,488
Aspect Medical Systems, Inc. (a)	13,600	467,160
Baxter International, Inc.	57,120	2,150,568
Beckman Coulter, Inc.	2,200	125,180
Becton, Dickinson & Co.	21,500	1,291,720
Boston Scientific Corp. (a)	40,420	989,886
C.R. Bard, Inc.	18,200	1,199,744
China Medical Technologies, Inc. sponsored ADR (d)	7,500	238,875
Conceptus, Inc. (a)	12,900	162,798
Cytyc Corp. (a)	18,500	522,255
Dade Behring Holdings, Inc.	6,340	259,243
Epix Pharmaceuticals, Inc. (a)	19,200	77,568
Fisher Scientific International, Inc. (a)	8,400	519,624
Foxhollow Technologies, Inc. (a)(d)	6,500	193,635
Hillenbrand Industries, Inc.	1,900	93,879
Hologic, Inc. (a)	1,900	72,048
Hospira, Inc. (a)	352	15,059
IDEXX Laboratories, Inc. (a)	2,100	151,158
Imaging Dynamics Co. Ltd. (a)	2,300	6,885
IntraLase Corp. (a)(d)	12,200	217,526
Intuitive Surgical, Inc. (a)	5,600	656,712
Invacare Corp.	4,600	144,854
Kinetic Concepts, Inc. (a)	5,200	206,752
Mentor Corp.	7,500	345,600
Natus Medical, Inc. (a)	10,761	173,683
Palomar Medical Technologies, Inc. (a)	200	7,008
PhotoMedex, Inc. (a)	16,800	28,896
ResMed, Inc. (a)	27,200	1,042,032
Respironics, Inc. (a)	9,200	341,044

See accompanying notes which are an integral part of the financial statements.
VIP Health Care Portfolio	8

Common Stocks continued
	Shares	Value (Note 1)

HEALTH CARE EQUIPMENT & SUPPLIES – CONTINUED
Health Care Equipment – continued
Somanetics Corp. (a)	3,800	$121,600
SonoSite, Inc. (a)	9,300	325,593
St. Jude Medical, Inc. (a)	33,920	1,702,784
Stereotaxis, Inc. (a)	15,500	133,455
Steris Corp.	2,900	72,558
Stryker Corp.	9,500	422,085
Syneron Medical Ltd. (a)	15,400	488,950
Synthes, Inc.	1,958	219,940
Thermo Electron Corp. (a)	10,200	307,326
Varian Medical Systems, Inc. (a)	4,400	221,496
Waters Corp. (a)	12,900	487,620
Zimmer Holdings, Inc. (a)	4,300	289,992
		16,628,279
Health Care Supplies 4.1%
Alcon, Inc.	27,000	3,499,200
Arrow International, Inc.	3,302	95,725
Cooper Companies, Inc.	4,700	241,110
Cynosure, Inc. Class A	500	10,495
DENTSPLY International, Inc.	4,900	263,081
DJ Orthopedics, Inc. (a)	14,400	397,152
ev3, Inc.	400	5,896
Gen Probe, Inc. (a)	2,200	107,338
Immucor, Inc. (a)	2,800	65,408
Lifecore Biomedical, Inc. (a)	9,400	152,562
Millipore Corp. (a)	4,500	297,180
Nutraceutical International Corp. (a)	6,800	92,140
		5,227,287

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		21,855,566

HEALTH CARE PROVIDERS & SERVICES – 32.0%
Health Care Distributors & Services 3.1%
AmerisourceBergen Corp.	8,600	356,040
Andrx Corp. (a)	8,300	136,701
Cardinal Health, Inc.	17,400	1,196,250
Henry Schein, Inc. (a)	11,200	488,768
McKesson Corp.	33,000	1,702,470
Symbion Health Ltd.	23,200	60,075
		3,940,304
Health Care Facilities 5.7%
Acibadem Saglik Hizmetleri AS	4,000	37,023
American Retirement Corp. (a)	19,300	485,009
Brookdale Senior Living, Inc.	27,000	804,870
Bumrungrad Hospital PCL (For. Reg.)	102,600	73,777
Capital Senior Living Corp. (a)	25,600	264,704
Community Health Systems, Inc. (a)	19,900	762,966
Emeritus Corp. (a)	7,100	148,745
HCA, Inc.	36,600	1,848,300
Health Management Associates, Inc. Class A	13,800	303,048
HealthSouth Corp. (a)	1,900	9,310

See accompanying notes which are an integral part of the financial statements.
	9	Annual Report

9

VIP Health Care Portfolio
Investments - continued

	Shares	Value (Note 1)
LifePoint Hospitals, Inc. (a)	3,500	$ 131,250
Odyssey Healthcare, Inc. (a)	14,966	278,966
Sunrise Senior Living, Inc. (a)	5,700	192,147
Tenet Healthcare Corp. (a)	4,300	32,938
Triad Hospitals, Inc. (a)	2,800	109,844
U.S. Physical Therapy, Inc. (a)	3,258	60,175
United Surgical Partners International, Inc. (a)	19,150	615,673
Universal Health Services, Inc. Class B	1,200	56,088
VCA Antech, Inc. (a)	33,100	933,420
		7,148,253
Health Care Services 8.3%
Amedisys, Inc. (a)	3,800	160,512
American Dental Partners, Inc. (a)	7,419	134,136
American Healthways, Inc. (a)	10,252	463,903
Apria Healthcare Group, Inc. (a)	700	16,877
Caremark Rx, Inc. (a)	30,600	1,584,774
Cerner Corp. (a)	4,800	436,368
Chemed Corp. New	13,200	655,776
Covance, Inc. (a)	6,400	310,720
DaVita, Inc. (a)	12,050	610,212
Eclipsys Corp. (a)	32,100	607,653
Emdeon Corp. (a)	19,358	163,769
Emergency Medical Services Corp.
Class A	8,100	108,540
Express Scripts, Inc. (a)	9,900	829,620
Health Grades, Inc. (a)	22,261	139,576
IMS Health, Inc.	14,100	351,372
Lincare Holdings, Inc. (a)	5,200	217,932
Medco Health Solutions, Inc. (a)	24,100	1,344,780
Omnicare, Inc.	12,400	709,528
Pediatric Services of America, Inc. (a)	1,200	16,956
Pediatrix Medical Group, Inc. (a)	1,500	132,855
Pharmaceutical Product Development, Inc.	1,800	111,510
Psychiatric Solutions, Inc. (a)	11,000	646,140
RehabCare Group, Inc. (a)	6,400	129,280
ResCare, Inc. (a)	20,066	348,546
WebMD Health Corp. Class A (d)	8,100	235,305
		10,466,640
Managed Health Care 14.9%
Aetna, Inc.	24,000	2,263,440
AMERIGROUP Corp. (a)	11,500	223,790
Health Net, Inc. (a)	64,900	3,345,595
Humana, Inc. (a)	6,000	325,980
Sierra Health Services, Inc. (a)	3,500	279,860
UnitedHealth Group, Inc.	144,270	8,964,936
Wellcare Health Plans, Inc. (a)	3,100	126,635
WellPoint, Inc. (a)	41,800	3,335,222
		18,865,458

TOTAL HEALTH CARE PROVIDERS & SERVICES		40,420,655
See accompanying notes which are an integral part of the financial statements.
VIP Health Care Portfolio	10

Common Stocks continued
		Shares	Value (Note 1)

HOTELS, RESTAURANTS & LEISURE – 0.0%
Leisure Facilities 0.0%
Life Time Fitness, Inc. (a)		400	$15,236
INTERNET & CATALOG RETAIL – 0.4%
Internet Retail 0.4%
NutriSystem, Inc. (a)(d)		13,300	479,066
PERSONAL PRODUCTS 0.9%
Personal Products 0.9%
Herbalife Ltd.		34,000	1,105,680
NBTY, Inc. (a)		4,800	78,000
			1,183,680

PHARMACEUTICALS – 32.3%
Pharmaceuticals 32.3%
Abbott Laboratories		10,920	430,576
Adams Respiratory Therapeutics, Inc.		7,400	300,884
Allergan, Inc.		29,950	3,233,402
Astellas Pharma, Inc.		10,300	401,849
AstraZeneca PLC sponsored ADR		5,600	272,160
Barr Pharmaceuticals, Inc. (a)		11,500	716,335
Collagenex Pharmaceuticals, Inc. (a)		4,800	57,936
Connetics Corp. (a)		3,700	53,465
Dr. Reddy’s Laboratories Ltd. sponsored ADR		800	17,280
Elan Corp. PLC sponsored ADR (a)		10,200	142,086
Endo Pharmaceuticals Holdings, Inc. (a)		9,400	284,444
First Horizon Pharmaceutical Corp. (a)		7,500	129,375
Forest Laboratories, Inc. (a)		33,300	1,354,644
GlaxoSmithKline PLC sponsored ADR		12,900	651,192
Impax Laboratories, Inc. (a)		1,400	14,980
Ista Pharmaceuticals, Inc. (a)		7,000	44,520
IVAX Corp. (a)		12,600	394,758
Johnson & Johnson		52,415	3,150,142
King Pharmaceuticals, Inc. (a)		18,800	318,096
Kos Pharmaceuticals, Inc. (a)		9,402	486,365
Mayne Pharma Ltd. (a)		30,300	56,455
Medicis Pharmaceutical Corp. Class A		14,400	461,520
Merck & Co., Inc.		136,480	4,341,429
MGI Pharma, Inc. (a)		4,900	84,084
Mylan Laboratories, Inc.		9,200	183,632
Novartis AG sponsored ADR		52,200	2,739,456
Noven Pharmaceuticals, Inc. (a)		400	6,052
NUCRYST Pharmaceuticals Corp.		12,000	117,672
Par Pharmaceutical Companies, Inc. (a)		2,100	65,814
Penwest Pharmaceuticals Co. (a)		9,000	175,680
Pfizer, Inc.		253,740	5,917,217
Ranbaxy Laboratories Ltd. sponsored GDR		8,169	65,270
Roche Holding AG (participation certificate)		11,520	1,729,753
Salix Pharmaceuticals Ltd. (a)		50,100	880,758
Sanofi Aventis sponsored ADR		3,900	171,210
Schering Plough Corp.		135,000	2,814,750

See accompanying notes which are an integral part of the financial statements.
	11		Annual Report

11

VIP Health Care Portfolio
Investments - continued

	Shares	Value (Note 1)
Sepracor, Inc. (a)	6,500	$ 335,400
Takeda Pharamaceutical Co. Ltd.	2,000	108,223
Taro Pharmaceutical Industries Ltd. (a)	500	6,985
Teva Pharmaceutical Industries Ltd. sponsored ADR	32,100	1,380,621
Valeant Pharmaceuticals International	1,700	30,736
Watson Pharmaceuticals, Inc. (a)	3,900	126,789
Wyeth	140,820	6,487,577
		40,741,572

REAL ESTATE 0.0%
Real Estate Investment Trusts 0.0%
Ventas, Inc.	400	12,808
TEXTILES, APPAREL & LUXURY GOODS – 0.0%
Apparel, Accessories & Luxury Goods 0.0%
Under Armour, Inc. Class A	500	19,155
TOTAL COMMON STOCKS
(Cost $105,206,759)		125,073,360

Money Market Funds 2.1%

Fidelity Cash Central Fund, 4.28% (b)	1,802,162	1,802,162
Fidelity Securities Lending Cash Central Fund, 4.35% (b)(c)	860,650	860,650
TOTAL MONEY MARKET FUNDS
(Cost $2,662,812)		2,662,812

TOTAL INVESTMENT PORTFOLIO 101.1%
(Cost $107,869,571)		127,736,172

NET OTHER ASSETS (1.1)%		(1,447,533)
NET ASSETS 100%		$ 126,288,639

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities – Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,080 or 0.0% of net assets.

Additional information on each holding is as follows:

Security	Acquisition Date	Acquisition Cost
Inhibitex, Inc.	12/29/05	$ 9,840

Affiliated Central Funds

Information regarding income received by the fund from the affiliated Central funds during the period is as follows:

Fund	Income received
Fidelity Cash Central Fund	$44,727
Fidelity Securities Lending Cash Central Fund	3,139
Total	$47,866

See accompanying notes which are an integral part of the financial statements.

VIP Health Care Portfolio 12

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	89.3%
Switzerland	6.4%
Israel	1.5%
Cayman Islands	1.1%
Others (individually less than 1%)	1.7%
100.0%

Income Tax Information

At December 31, 2005, the fund had a capital loss carryforward of approximately $4,924,173 of which $1,485,533, $3,335,785 and $102,855 will expire on December 31, 2010, 2011 and 2012, respectively.

See accompanying notes which are an integral part of the financial statements.

13 Annual Report

VIP Health Care Portfolio

Financial Statements

Statement of Assets and Liabilities
	December 31, 2005

Assets
Investment in securities, at value (including securities loaned of $866,450) — See accompanying schedule:
Unaffiliated issuers (cost $105,206,759)	$ 125,073,360
Affiliated Central Funds (cost $2,662,812)	2,662,812
Total Investments (cost $107,869,571)		$127,736,172
Cash		454,247
Receivable for investments sold		1,755,382
Receivable for fund shares sold		404,661
Dividends receivable		67,665
Interest receivable		4,108
Prepaid expenses		501
Other receivables		18,725
Total assets		130,441,461

Liabilities
Payable for investments purchased	$ 3,169,798
Payable for fund shares redeemed	18,091
Accrued management fee	59,277
Other affiliated payables	11,553
Other payables and accrued expenses	33,453
Collateral on securities loaned, at value	860,650
Total liabilities		4,152,822

Net Assets		$126,288,639
Net Assets consist of:
Paid in capital		$111,665,970
Undistributed net investment income		40,533
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,284,465)
Net unrealized appreciation (depreciation) on investments		19,866,601
Net Assets		$126,288,639

Statement of Assets and Liabilities continued
	December 31, 2005
Initial Class:
Net Asset Value, offering price and redemption price per share ($118,928,407 ÷ 9,597,993 shares)		$12.39
Investor Class:
Net Asset Value, offering price and redemption price per share ($7,360,232 ÷ 594,804 shares)		$12.37

See accompanying notes which are an integral part of the financial statements.
VIP Health Care Portfolio	14

Statement of Operations
	Year ended December 31, 2005

Investment Income
Dividends		$659,528
Interest		31
Income from affiliated Central Funds		47,866
Total income		707,425

Expenses
Management fee	$525,296
Transfer agent fees	68,084
Accounting and security lending fees	34,569
Independent trustees’ compensation	388
Custodian fees and expenses	17,619
Audit	33,648
Legal	1,007
Miscellaneous	13,403
Total expenses before reductions	694,014
Expense reductions	(42,588)	651,426

Net investment income (loss)		55,999
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,459,335
Foreign currency transactions	1,257
Total net realized gain (loss)		4,460,592
Change in net unrealized appreciation (depreciation) on investment securities		10,191,871
Net gain (loss)		14,652,463
Net increase (decrease) in net assets resulting from operations		$14,708,462

Statement of Changes in Net Assets
	Year ended	Year ended
	December 31,	December 31,
	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$55,999	$170,021
Net realized gain (loss)	4,460,592	(63,138)
Change in net unrealized appreciation (depreciation)	10,191,871	4,055,052
Net increase (decrease) in net assets resulting from operations	14,708,462	4,161,935
Distributions to shareholders from net investment income	(148,996)	(200,555)
Share transactions - net increase (decrease)	45,974,918	9,114,977
Redemption fees	35,950	38,750
Total increase (decrease) in net assets	60,570,334	13,115,107

Net Assets
Beginning of period	65,718,305	52,603,198
End of period (including undistributed net investment income of $40,533 and undistributed net investment income of
$133,453, respectively)	$126,288,639	$65,718,305

See accompanying notes which are an integral part of the financial statements.

15 Annual Report

Financial Highlights Initial Class

Years ended December 31,	2005	2004	2003	2002	2001F
Selected Per Share Data
Net asset value, beginning of period	$ 10.61	$ 9.77	$ 8.41	$ 10.19	$ 10.00
Income from Investment Operations
Net investment income (loss)E	01.03		.03	.04	.01
Net realized and unrealized gain (loss)	1.80	.84	1.33	(1.79)	.16
Total from investment operations	1.81	.87	1.36	(1.75)	.17
Distributions from net investment income	(.03)	(.04)	—	(.03)	—
Distributions from net realized gain	—	—	—	(.01)	(.02)
Total distributions	(.03)	(.04)	—	(.04)	(.02)
Redemption fees added to paid in capitalE	—H	.01	—H	.01	.04
Net asset value, end of period	$ 12.39	$ 10.61	$ 9.77	$ 8.41	$ 10.19
Total ReturnB,C,D	17.05%	8.97%	16.17%	(17.08)%	2.10%
Ratios to Average Net AssetsG
Expenses before reductions	75%	.77%	.89%	.84%	1.01%A
Expenses net of fee waivers, if any	75%	.77%	.89%	.84%	1.01%A
Expenses net of all reductions	70%	.76%	.85%	.79%	1.00%A
Net investment income (loss)	06%	.26%	.32%	.39%	.13%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 118,928	$ 65,718	$ 52,603	$ 47,471	$ 61,229
Portfolio turnover rate	122%	56%	124%	166%	82%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown.
E Calculated based on average shares outstanding during the period.
F For the period July 18, 2001 (commencement of operations) to December 31, 2001.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.01 per share.

Financial Highlights Investor Class

Year ended December 31,	2005F
Selected Per Share Data
Net asset value, beginning of period	$ 11.64
Income from Investment Operations
Net investment income (loss)E	(.01)
Net realized and unrealized gain (loss)	74
Total from investment operations	73
Redemption fees added to paid in capitalE	—H
Net asset value, end of period	$ 12.37
Total ReturnB,C,D	6.27%
Ratios to Average Net AssetsG
Expenses before reductions	93%A
Expenses net of fee waivers, if any	93%A
Expenses net of all reductions	89%A
Net investment income (loss)	(.25)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,360
Portfolio turnover rate	122%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown.
E Calculated based on average shares outstanding during the period.
F For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.
VIP Health Care Portfolio	16

Notes to Financial Statements For the period ended December 31, 2005

1. Significant Accounting Policies.

VIP Health Care Portfolio (the fund) is a non diversified fund of Variable Insurance Products Fund IV, (the trust) (referred to in this report as VIP Health Care Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares and Investor Class shares. The fund commenced sale of Investor Class shares on July 21, 2005. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds) which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open end mutual funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

17 Annual Report

Notes to Financial Statements continued
1. Significant Accounting Policies continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distrib uting all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows:
Unrealized appreciation	$22,232,316
Unrealized depreciation	(2,727,262)
Net unrealized appreciation (depreciation)	19,505,054
Undistributed ordinary income	41,789
Capital loss carryforward	(4,924,173)

Cost for federal income tax purposes	$108,231,118

The tax character of distributions paid was as follows:
	December 31, 2005	December 31, 2004
Ordinary Income	$148,996	$200,555

Trading (Redemption) Fees. Initial Class shares and Investor Class shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (in cluding accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $157,058,332 and $111,783,793, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the fund’s average net assets.

VIP Health Care Portfolio

18

4. Fees and Other Transactions with Affiliates continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund’s transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset based fee with respect to each class. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of ..07% of their month end net assets. Investor Class pays an asset based transfer agent fee of .18% of its month end net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$65,585
Investor Class	2,499
$68,084

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,380 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Net income from lending portfolio securities during the period amounted to $3,139.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $42,588 for the period.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the fund.

19 Annual Report

Notes to Financial Statements continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:
Years ended December 31,			2005		2004
From net investment income
Initial Class			$148,996		$200,555

10. Share Transactions.

Transactions for each class of shares were as follows:
	Shares		Dollars
Years ended December 31,	2005	2004	2005		2004
Initial Class
Shares sold	4,761,850	3,030,904		$53,913,583	$31,011,321
Reinvestment of distributions	14,204	19,547		148,996	200,555
Shares redeemed	(1,373,502)	(2,239,742)		(15,341,849)	(22,096,899)
Net increase (decrease)	3,402,552	810,709		$38,720,730	$9,114,977
Investor ClassA
Shares sold	603,209	—		$7,355,143	$—
Shares redeemed	(8,405)	—		(100,955)	—
Net increase (decrease)	594,804	—		$7,254,188	$—
A For the period July 21, 2005 (commencement of operations) to December 31, 2005

VIP Health Care Portfolio

20

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund IV and the Shareholders of VIP Health Care Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of VIP Health Care Portfolio (a fund of Variable Insurance Products Fund IV) at December 31, 2005 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the VIP Health Care Portfolio’s manage ment; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial state ments in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP PricewaterhouseCoopers LLP Boston, Massachusetts February 9, 2006

21 Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund’s activities, review contractual arrangements with companies that provide services to the fund, and review the fund’s performance. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 326 funds advised by FMR or an affiliate. Mr. McCoy oversees 328 funds advised by FMR or an affiliate. Mr. Gamper oversees 235 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapac itated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massa chusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Man agement & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of VIP Health Care (2005 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004 2005), Chief Administrative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003 present) and Sim mons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

VIP Health Care Portfolio

22

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Invest ments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005 present).

Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006 present) or Member of the Advisory Board (2005 present) of other investment compa nies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, includ ing Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He cur rently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corpo ration (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000 present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommunications network surveillance, 2001 2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

23 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Pre viously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corpora tion (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunica tions) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private invest ment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16 school system).

Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1998). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management posi tions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chairman of the Executive Committee (2000 2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002 present), and Metalmark Capi tal (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation

Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Variable Insurance Products Fund IV. Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

VIP Health Care Portfolio

24

Name, Age; Principal Occupation Eric D. Roiter (57)

Year of Election or Appointment: 2001

Secretary of VIP Health Care. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Management & Research (Far East) Inc. (2001 present), and Fidelity Investments Money Management, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998 2005).

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of VIP Health Care. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President, Treasurer, and Anti Money Laundering (AML) officer of VIP Health Care. Ms. Reynolds also serves as President, Treas urer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before join ing Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

Paul M. Murphy (58)

Year of Election or Appointment: 2005

Chief Financial Officer of VIP Health Care. Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005 present). He also serves as Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of VIP Health Care. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

John R. Hebble (47)

Year of Election or Appointment: 2003

Deputy Treasurer of VIP Health Care. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an em ployee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002 2003) and Assistant Treasurer of the Scudder Funds (1998 2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Health Care. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of VIP Health Care. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Finan cial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000 2004).

25 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Health Care. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of professional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Health Care. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 2001

Assistant Treasurer of VIP Health Care. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of VIP Health Care. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2002

Assistant Treasurer of VIP Health Care. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Health Care. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Health Care. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

VIP Health Care Portfolio

26

Distributions

Initial Class designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends received deduction for corpo rate shareholders.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

27 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Health Care Portfolio

Each year, typically in July, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and indepen dent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the manage ment fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity’s fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the background of the fund’s portfolio manager and the fund’s investment objective and discipline. The independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Invest ment Advisers’ investment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitor ing of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of “soft” commission dollars to pay for research services. The Board also considered that Fidelity voluntarily decided in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources. The Board also considered the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to account information and market informa tion through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. The Board noted that, since the last Advisory Contract renewals in July 2004, Fidelity has taken a number of actions that benefited particular

VIP Health Care Portfolio

28

funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund’s absolute investment performance, as well as the fund’s relative investment performance measured against (i) a Goldman Sachs index that reflects the market sector in which the fund invests, and (ii) a peer group of mutual funds over multiple periods. Because the fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one and three year periods ended December 31, 2004, the fund’s (Initial Class) returns, the returns of a Goldman Sachs index (“benchmark”), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the second quartile for the one and three year periods. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the peer group includes funds that focus on different industries and sectors than the fund. The Board also stated that the relative investment performance of the fund compared favorably to its benchmark for the one year period, although the fund’s three year cumula tive total return was lower than its benchmark.

The Board has had thorough discussions with FMR throughout the year about the Board’s and FMR’s concerns about equity research, equity fund performance, and compliance with internal policies governing gifts and entertainment. FMR has taken steps that it believes will refocus and strengthen equity research and equity portfolio management and compliance. The Board noted with favor FMR’s recent reorganization of its senior management team and FMR’s plans to dedicate additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund’s shareholders, particularly in light of the Board’s view that the fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board’s management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

29 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12 month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund’s. For example, a TMG % of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The “Asset Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which the fund’s management fee ranked, is also included in the chart and considered by the Board.

The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004.

Based on its review, the Board concluded that the fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund’s total expenses, the Board considered the fund’s management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund’s total expenses ranked below its competitive median for 2004.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund’s total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the busi ness of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and

VIP Health Care Portfolio

30

assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After consider ing PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the fund’s business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and deter mined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund’s management contract incorporates a “group fee” structure, which provides for lower fee rates as total fund assets under FMR’s management increase, and for higher fee rates as total fund assets under FMR’s management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity’s costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR’s management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) equity fund transfer agency fees; (ii) Fidelity’s fund profitability methodology and the impact of various changes in the methodology over time; (iii) benefits to shareholders from economies of scale; (iv) composition and characteristics of various fund and industry data used in comparisons; and (v) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the exist ing advisory fee structures are fair and reasonable, and that the fund’s existing Advisory Contracts should be renewed.

31 Annual Report

VIP Health Care Portfolio

32

33 Annual Report

VIP Health Care Portfolio

34

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Limited
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodians
JPMorgan Chase Bank
New York, NY

VHCIC ANN 0206 1.817373.100

Fidelity® Variable Insurance Products: International Capital Appreciation Portfolio

Annual Report December 31, 2005

Contents

Performance	3	How the fund has done over time.
Management’s Discussion	4	The manager’s review of fund performance, strategy and
		outlook.
Shareholder Expense Example	5	An example of shareholder expenses.
Investment Changes	7	A summary of major shifts in the fund’s investments over the
		past six months.
Investments	8	A complete list of the fund’s investments with their
		market values.
Financial Statements	10	Statements of assets and liabilities, operations, and
		changes in net assets, as well as financial highlights.
Notes	16	Notes to the financial statements.
Report of Independent Registered Public	21
Accounting Firm
Trustees and Officers	22
Distributions	27
Board Approval of Investment Advisory	28
Contracts and Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the
Securities and Exchange Commission’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc. and have been licensed for use by Fidelity Distributors
Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the opera tion of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

VIP International Capital Appreciation Portfolio 2

VIP International Capital Appreciation Portfolio Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of a class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s sepa rate account. If performance information included the effect of these additional charges, the total returns would be lower. How a fund did yester day is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended December 31, 2005	Past 1	Life of
	Year	FundA
VIP International Capital Appreciation - Initial Class	12.37%	14.67%
VIP International Capital Appreciation - Service Class	12.27%	14.57%
VIP International Capital Appreciation - Service Class 2	12.12%	14.43%
VIP International Capital Appreciation - Initial Class R	12.37%	14.67%
VIP International Capital Appreciation - Service Class R	12.27%	14.57%
VIP International Capital Appreciation - Service Class 2R	12.12%	14.43%
VIP International Capital Appreciation - Investor Class RB	12.37%	14.67%

A From December 22, 2004.
B The initial offering of Investor Class R shares took place on July 21, 2005. Returns prior to July 21, 2005 are those of Initial Class R. If Investor Class R’s transfer agent fee had been reflected, returns prior to July 21, 2005 would have been lower.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in VIP International Capital Appreciation Portfolio Initial Class on December 22, 2004, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Morgan Stanley Capital InternationalSM All Country World (MSCI ACWI) ex USA Index performed over the same period.

3 Annual Report

VIP International Capital Appreciation Portfolio Management’s Discussion of Fund Performance

Comments from Michael Jenkins, Interim Lead Manager of a portfolio management team composed of William Bower, Penelope Dobkin and William Kennedy, which began managing VIP International Capital Appreciation Portfolio on January 1, 2006, after the period covered by this report, while Richard Mace, Portfolio Manager since September 1, 2005, is on a leave of absence from Fidelity

Foreign stock markets outpaced their U.S. counterparts for the year ending December 31, 2005, encouraged by solid corporate earnings and markedly improved economies. During this period, the Morgan Stanley Capital InternationalSM Europe, Australasia, Far East (MSCI® EAFE®) Index — a performance measure of developed stock markets outside the United States and Canada gained 13.72% . In comparison, the U.S. market rose only 4.91% as measured by the Standard & Poor’s 500SM Index. Of the countries representing more than 1.00% of the MSCI benchmark on average during the period, the Japanese component had the highest return. Positive economic indicators and Prime Minister Koizumi’s election victory helped attract record inflows from overseas investors. Elsewhere, despite strong performance from several Nordic countries, European equities overall were among the weaker developed market performers. Economic growth in the region was not up to par with other developed markets. Overseas returns for U.S. investors were dampened by the negative currency effect of a strengthening dollar relative to most of the world’s major currencies during the period.

For the one year period, the fund trailed both the Morgan Stanley Capital International All Country World ex USA Index and the LipperSM Variable Annuity International Funds Average, which rose 16.79% and 14.74%, respectively. (For specific portfolio performance results, please refer to the perfor mance section of this report.) The fund performed very well in the closing months of the period, as stakes in a variety of strong performing semiconduc tor and financial services stocks were increased and helped boost performance. Results for the full year lagged, however, hurt mainly by unfavorable stock picking in a number of sectors, including materials and information technology, as well as consumer discretionary, whose weighting was pared back substantially by period end. The strength of the U.S. dollar versus many major currencies also had a dampening effect on the fund’s overall return. On a regional basis, we were particularly successful in Japan and Canada, but those gains were more than offset by weakness in parts of Europe and some of the emerging markets. Individual detractors included United Microelectronics, a Taiwanese semiconductor firm; French telecommunications equipment maker Alcatel; and British wireless telecom giant Vodafone. Alcatel was no longer held at period end. Among contributing stocks were Japanese securities firm Nikko Cordial and State Bank of India.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as invest ment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

VIP International Capital Appreciation Portfolio 4

VIP International Capital Appreciation Portfolio Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including manage ment fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2005 to December 31, 2005) for Initial Class, Service Class, Service Class 2, Initial Class R, Service Class R and Service Class 2R and for the entire period (July 21, 2005 to December 31, 2005) for Investor Class R. The hypothetical expense Example is based on an investment of $1,000 invested for the one half year period (July 1, 2005 to December 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Ending
	Beginning	Account Value	Expenses Paid
	Account Value	December 31, 2005	During Period
Initial Class
Actual	$ 1,000.00	$ 1,144.90	$ 5.95B
HypotheticalA	$ 1,000.00	$ 1,019.66	$ 5.60C
Service Class
Actual	$ 1,000.00	$ 1,143.90	$ 6.48B
HypotheticalA	$ 1,000.00	$ 1,019.16	$ 6.11C
Service Class 2
Actual	$ 1,000.00	$ 1,143.60	$ 7.29B
HypotheticalA	$ 1,000.00	$ 1,018.40	$ 6.87C
Initial Class R
Actual	$ 1,000.00	$ 1,144.90	$ 5.95B
HypotheticalA	$ 1,000.00	$ 1,019.66	$ 5.60C
Service Class R
Actual	$ 1,000.00	$ 1,143.90	$ 6.48B
HypotheticalA	$ 1,000.00	$ 1,019.16	$ 6.11C
Service Class 2R
Actual	$ 1,000.00	$ 1,143.60	$ 7.29B
HypotheticalA	$ 1,000.00	$ 1,018.40	$ 6.87C
Investor Class R
Actual	$ 1,000.00	$ 1,113.90	$ 5.94B
HypotheticalA	$ 1,000.00	$ 1,018.90	$ 6.36C

A 5% return per year before expenses

55 Annual Report

VIP International Capital Appreciation Portfolio Shareholder Expense Example continued

B Actual expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period) for Initial Class, Service Class, Service Class 2, Initial Class R, Service
Class R and Service Class 2R and multiplied by 164/365 (to reflect the period July 21, 2005 to December 31, 2005) for Investor Class R.
C Hypothetical expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized
Expense Ratio
Initial Class	1.10%
Service Class	1.20%
Service Class 2	1.35%
Initial Class R	1.10%
Service Class R	1.20%
Service Class 2R	1.35%
Investor Class R	1.25%

VIP International Capital Appreciation Portfolio

6

VIP International Capital Appreciation Portfolio Investment Changes

Geographic Diversification (% of fund’s net assets)
As of December 31, 2005
Japan	19.9%
United States of
America	11.6%
Switzerland	10.9%
France	10.9%
Taiwan	10.6%
United Kingdom	8.5%
Germany	7.6%
Canada	5.7%
Netherlands	3.7%
Other	10.6%
Percentages are adjusted for the effect of futures contracts, if applicable.

As of June 30, 2005
Japan	15.0%
United States of
America	13.7%
France	11.6%
Switzerland	11.0%
United Kingdom	9.9%
Taiwan	6.8%
Netherlands	6.2%
India	5.1%
Canada	3.0%
Other	17.7%

Percentages are adjusted for the effect of futures contracts, if applicable.

Asset Allocation
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Stocks	95.2	88.2
Short Term Investments and Net
Other Assets	4.8	11.8

Top Ten Stocks as of December 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Advanced Semiconductor
Engineering, Inc. (Taiwan,
Semiconductors &
Semiconductor Equipment)	5.1	0.0
Nikko Cordial Corp. (Japan,
Capital Markets)	4.8	0.0
Total SA Series B (France, Oil,
Gas & Consumable Fuels)	4.3	3.5
E.ON AG (Germany, Electric
Utilities)	4.0	0.0
Tokyo Electron Ltd. (Japan,
Semiconductors &
Semiconductor Equipment)	3.8	0.0
Yahoo! Japan Corp. (Japan,
Internet Software & Services)	3.6	0.6
Sumitomo Mitsui Financial Group,
Inc. (Japan, Commercial Banks)	3.5	3.0
Roche Holding AG (participation
certificate) (Switzerland,
Pharmaceuticals)	3.4	1.9
Novartis AG (Reg.) (Switzerland,
Pharmaceuticals)	3.3	1.1
Halliburton Co. (United States of
America, Energy Equipment &
Services)	2.8	0.0
	38.6
Market Sectors as of December 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Information Technology	25.7	17.8
Financials	23.1	20.6
Energy	15.9	11.3
Health Care	8.9	5.9
Materials	4.8	4.5
Utilities	4.0	0.0
Consumer Discretionary	3.9	16.2
Consumer Staples	3.9	2.8
Telecommunication Services	2.5	3.8
Industrials	2.5	5.3

7 Annual Report

VIP International Capital Appreciation Portfolio
Investments December 31, 2005
Showing Percentage of Net Assets

Common Stocks 95.2%
	Shares	Value (Note 1)
Australia 1.6%
BHP Billiton Ltd. sponsored ADR	10,200	$340,884
Austria 0.9%
OMV AG	3,400	199,242
Canada 5.7%
Canadian Natural Resources Ltd.	8,100	401,534
EnCana Corp.	8,100	366,209
Research In Motion Ltd. (a)	1,900	125,435
Talisman Energy, Inc.	5,900	312,623
TOTAL CANADA		1,205,801

Cayman Islands 0.0%
Suntech Power Holdings Co. Ltd.
sponsored ADR	100	2,725
Denmark – 0.4%
TDC AS	1,400	83,862
Finland – 1.5%
Nokia Corp. sponsored ADR	17,000	311,100
France – 10.9%
BNP Paribas SA	4,100	331,756
Lagardere S.C.A. (Reg.)	4,200	323,191
Pernod Ricard SA	2,369	413,389
Total SA Series B	3,610	912,608
Vivendi Universal SA sponsored ADR	10,400	326,872
TOTAL FRANCE		2,307,816

Germany 7.6%
Allianz AG (Reg.)	1,700	257,380
E.ON AG	8,100	838,836
Muenchener
Rueckversicherungs Gesellschaft AG
(Reg.)	3,700	501,012
TOTAL GERMANY		1,597,228

India 1.8%
Cipla Ltd.	13,584	135,251
Satyam Computer Services Ltd.	7,676	125,909
State Bank of India	5,126	112,461
TOTAL INDIA		373,621

Italy 0.8%
Banca Intesa Spa	32,400	171,646
Japan 19.9%
Canon, Inc.	4,400	258,852
Credit Saison Co. Ltd.	5,800	289,742
Nikko Cordial Corp.	63,500	1,006,047
Nitto Denko Corp.	4,500	350,748

		Shares	Value (Note 1)
Sumitomo Mitsui Financial Group, Inc.	.	69	$731,521
Tokyo Electron Ltd.		12,900	810,729
Yahoo! Japan Corp		500	759,086
TOTAL JAPAN			4,206,725

Korea (South) – 0.5%
Shinhan Financial Group Co. Ltd.		2,350	95,749
Netherlands – 3.7%
ASML Holding NV (NY Shares) (a)		20,300	407,624
ING Groep NV (Certificaten Van
Aandelen)		11,000	383,020
TOTAL NETHERLANDS			790,644

Norway 0.8%
Statoil ASA		7,300	167,751
Singapore – 1.9%
STATS ChipPAC Ltd. sponsored ADR (a)	.	58,200	395,760
South Africa – 0.4%
FirstRand Ltd.		28,700	83,685
Switzerland 10.9%
Credit Suisse Group (Reg.)		8,816	449,175
Novartis AG (Reg.)		13,385	702,445
Roche Holding AG (participation
certificate)		4,739	711,571
UBS AG (NY Shares)		4,700	447,205
TOTAL SWITZERLAND			2,310,396

Taiwan 10.6%
Advanced Semiconductor Engineering,
Inc.		1,183,000	1,084,747
AU Optronics Corp. sponsored ADR		38,571	578,951
United Microelectronics Corp. sponsored
ADR		182,552	569,562
TOTAL TAIWAN			2,233,260

United Kingdom – 8.5%
BP PLC		39,900	427,063
Smiths Group PLC		28,800	518,613
Tesco PLC		72,100	411,470
Vodafone Group PLC		205,900	442,067
TOTAL UNITED KINGDOM			1,799,213

United States of America – 6.8%
Halliburton Co.		9,600	594,816
Lyondell Chemical Co.		13,800	328,716
NTL, Inc. (a)		2,900	197,432
Synthes, Inc.		2,838	318,789
TOTAL UNITED STATES OF AMERICA			1,439,753

TOTAL COMMON STOCKS
(Cost $18,565,460)			20,116,861

See accompanying notes which are an integral part of the financial statements.

VIP International Capital Appreciation Portfolio 8

Money Market Funds 7.8%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 4.28% (b)
(Cost $1,645,620)	1,645,620	$1,645,620
TOTAL INVESTMENT PORTFOLIO 103.0%
(Cost $20,211,080)		21,762,481

NET OTHER ASSETS (3.0)%		(631,813)
NET ASSETS 100%		$21,130,668

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds

Information regarding income received by the fund from the affiliated Central funds during the period is as follows:

Fund	Income received
Fidelity Cash Central Fund	$17,354

See accompanying notes which are an integral part of the financial statements.

9 Annual Report

VIP International Capital Appreciation Portfolio

Financial Statements

Statement of Assets and Liabilities
	December 31, 2005

Assets
Investment in securities, at value —
See accompanying schedule:
Unaffiliated issuers (cost
$18,565,460)	$20,116,861
Affiliated Central Funds (cost
$1,645,620)	1,645,620
Total Investments (cost $20,211,080)		$21,762,481
Foreign currency held at value (cost
$357,186)		357,186
Receivable for fund shares sold		203,637
Dividends receivable		13,873
Interest receivable		5,471
Receivable from investment adviser
for expense reductions		2,688
Other receivables		4,704
Total assets		22,350,040

Liabilities
Payable for investments purchased	$1,164,400
Payable for fund shares redeemed	15
Accrued management fee	11,356
Distribution fees payable	244
Other affiliated payables	2,728
Other payables and accrued
expenses	40,629
Total liabilities		1,219,372

Net Assets		$21,130,668
Net Assets consist of:
Paid in capital		$19,531,060
Accumulated undistributed net real-
ized gain (loss) on investments and
foreign currency transactions		52,715
Net unrealized appreciation (de-
preciation) on investments and as-
sets and liabilities in foreign
currencies		1,546,893
Net Assets		$21,130,668

Statement of Assets and Liabilities continued
December 31, 2005

Initial Class:
Net Asset Value, offering price and
redemption price per share
($9,367,185 ÷ 817,231 shares)	$11.46
Service Class:
Net Asset Value, offering price and
redemption price per share
($344,891 ÷ 30,097 shares)	$11.46
Service Class 2:
Net Asset Value, offering price and
redemption price per share
($459,142 ÷ 40,076 shares)	$11.46
Initial Class R:
Net Asset Value, offering price and
redemption price per share
($345,246 ÷ 30,123 shares)	$11.46
Service Class R:
Net Asset Value, offering price and
redemption price per share
($344,890 ÷ 30,097 shares)	$11.46
Service Class 2R:
Net Asset Value, offering price and
redemption price per share
($459,142 ÷ 40,076 shares)	$11.46
Investor Class R:
Net Asset Value, offering price and
redemption price per share
($9,810,172 ÷ 856,294 shares)	$11.46

See accompanying notes which are an integral part of the financial statements.

VIP International Capital Appreciation Portfolio 10

Statement of Operations
	Year ended December 31, 2005

Investment Income
Dividends		$89,141
Interest		1,764
Income from affiliated Central Funds		17,354
		108,259
Less foreign taxes withheld		(9,797)
Total income		98,462

Expenses
Management fee	$44,674
Transfer agent fees	7,452
Distribution fees	2,688
Accounting fees and expenses	2,559
Independent trustees’ compensation	21
Custodian fees and expenses	121,127
Audit	38,091
Legal	291
Miscellaneous	1,146
Total expenses before reductions	218,049
Expense reductions	(156,485)	61,564

Net investment income (loss)		36,898
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $6,509)	72,543
Foreign currency transactions	2,986
Futures contracts	247
Total net realized gain (loss)		75,776
Change in net unrealized appreciation (depreciation) on:
Investment securities (net of increase in deferred foreign taxes of $4,139)	1,498,990
Assets and liabilities in foreign currencies	(292)
Total change in net unrealized appreciation (depreciation)		1,498,698
Net gain (loss)		1,574,474
Net increase (decrease) in net assets resulting from operations		$1,611,372

Statement of Changes in Net Assets
		For the period
		December 22, 2004
	Year ended	(commencement
	December 31,	of operations) to
	2005	December 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$36,898	$381
Net realized gain (loss)	75,776	176
Change in net unrealized appreciation (depreciation)	1,498,698	48,195
Net increase (decrease) in net assets resulting from operations	1,611,372	48,752
Distributions to shareholders from net investment income	(36,055)	—
Distributions to shareholders from net realized gain	(24,458)	—
Total distributions	(60,513)	—
Share transactions - net increase (decrease)	17,530,687	2,000,060
Redemption fees	310	—
Total increase (decrease) in net assets	19,081,856	2,048,812

Net Assets
Beginning of period	2,048,812	—
End of period (including undistributed net investment income of $0 and accumulated net investment loss of $408,
respectively)	$21,130,668	$2,048,812
See accompanying notes which are an integral part of the financial statements.

11 Annual Report

Financial Highlights Initial Class
Years ended December 31,	2005	2004F
Selected Per Share Data
Net asset value, beginning of period	$ 10.24	$ 10.00
Income from Investment Operations
Net investment income (loss)E	06	—H
Net realized and unrealized gain (loss)	1.21	.24
Total from investment operations	1.27	.24
Distributions from net investment income	(.02)	—
Distributions from net realized gain	(.02)	—
Total distributions	(.05)I	—
Redemption fees added to paid in capitalE	—H	—
Net asset value, end of period	$ 11.46	$ 10.24
Total ReturnB,C,D	12.37%	2.40%
Ratios to Average Net AssetsG
Expenses before reductions	3.55%	43.27%A
Expenses net of fee waivers, if any	1.10%	1.10%A
Expenses net of all reductions	91%	.92%A
Net investment income (loss)	53%	.80%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,367	$ 307
Portfolio turnover rate	176%	52%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown.
E Calculated based on average shares outstanding during the period.
F For the period December 22, 2004 (commencement of operations) to December 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.01 per share.
I Total distribution of $.05 per share is comprised of distributions from net investment income of $.022 and distributions from net realized gain of $.023 per share.

Financial Highlights Service Class
Years ended December 31,	2005	2004F
Selected Per Share Data
Net asset value, beginning of period	$ 10.24	$ 10.00
Income from Investment Operations
Net investment income (loss)E	10	—H
Net realized and unrealized gain (loss)	1.16	.24
Total from investment operations	1.26	.24
Distributions from net investment income	(.01)	—
Distributions from net realized gain	(.02)	—
Total distributions	(.04)I	—
Redemption fees added to paid in capitalE	—H	—
Net asset value, end of period	$ 11.46	$ 10.24
Total ReturnB,C,D	12.27%	2.40%
Ratios to Average Net AssetsG
Expenses before reductions	4.35%	43.36%A
Expenses net of fee waivers, if any	1.20%	1.20%A
Expenses net of all reductions	1.01%	1.01%A
Net investment income (loss)	98%	.71%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 345	$ 307
Portfolio turnover rate	176%	52%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown.
E Calculated based on average shares outstanding during the period.
F For the period December 22, 2004 (commencement of operations) to December 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.01 per share.
I Total distribution of $.04 per share is comprised of distributions from net investment income of $.012 and distributions from net realized gain of $.023 per share.

See accompanying notes which are an integral part of the financial statements.
VIP International Capital Appreciation Portfolio	12

Financial Highlights Service Class 2
Years ended December 31,	2005	2004F
Selected Per Share Data
Net asset value, beginning of period	$ 10.24	$ 10.00
Income from Investment Operations
Net investment income (loss)E	09	—H
Net realized and unrealized gain (loss)	1.15	.24
Total from investment operations	1.24	.24
Distributions from net realized gain	(.02)	—
Redemption fees added to paid in capitalE	—H	—
Net asset value, end of period	$ 11.46	$ 10.24
Total ReturnB,C,D	12.12%	2.40%
Ratios to Average Net AssetsG
Expenses before reductions	4.50%	43.51%A
Expenses net of fee waivers, if any	1.35%	1.35%A
Expenses net of all reductions	1.16%	1.17%A
Net investment income (loss)	83%	.55%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 459	$ 410
Portfolio turnover rate	176%	52%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown.
E Calculated based on average shares outstanding during the period.
F For the period December 22, 2004 (commencement of operations) to December 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.01 per share.

Financial Highlights Initial Class R
Years ended December 31,	2005	2004F
Selected Per Share Data
Net asset value, beginning of period	$ 10.24	$ 10.00
Income from Investment Operations
Net investment income (loss)E	11	—H
Net realized and unrealized gain (loss)	1.16	.24
Total from investment operations	1.27	.24
Distributions from net investment income	(.02)	—
Distributions from net realized gain	(.02)	—
Total distributions	(.05)I	—
Redemption fees added to paid in capitalE	—H	—
Net asset value, end of period	$ 11.46	$ 10.24
Total ReturnB,C,D	12.37%	2.40%
Ratios to Average Net AssetsG
Expenses before reductions	4.25%	43.27%A
Expenses net of fee waivers, if any	1.10%	1.10%A
Expenses net of all reductions	91%	.92%A
Net investment income (loss)	1.08%	.80%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 345	$ 307
Portfolio turnover rate	176%	52%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown.
E Calculated based on average shares outstanding during the period.
F For the period December 22, 2004 (commencement of operations) to December 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.01 per share.
I Total distribution of $.05 per share is comprised of distributions from net investment income of $.022 and distributions from net realized gain of $.023 per share.

See accompanying notes which are an integral part of the financial statements.

13 Annual Report

Financial Highlights Service Class R
Years ended December 31,	2005	2004F
Selected Per Share Data
Net asset value, beginning of period	$ 10.24	$ 10.00
Income from Investment Operations
Net investment income (loss)E	10	—H
Net realized and unrealized gain (loss)	1.16	.24
Total from investment operations	1.26	.24
Distributions from net investment income	(.01)	—
Distributions from net realized gain	(.02)	—
Total distributions	(.04)I	—
Redemption fees added to paid in capitalE	—H	—
Net asset value, end of period	$ 11.46	$ 10.24
Total ReturnB,C,D	12.27%	2.40%
Ratios to Average Net AssetsG
Expenses before reductions	4.35%	43.36%A
Expenses net of fee waivers, if any	1.20%	1.20%A
Expenses net of all reductions	1.01%	1.01%A
Net investment income (loss)	98%	.71%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 345	$ 307
Portfolio turnover rate	176%	52%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown.
E Calculated based on average shares outstanding during the period.
F For the period December 22, 2004 (commencement of operations) to December 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.01 per share.
I Total distribution of $.04 per share is comprised of distributions from net investment income of $.012 and distributions from net realized gain of $.023 per share.

Financial Highlights Service Class 2R
Years ended December 31,	2005	2004F
Selected Per Share Data
Net asset value, beginning of period	$ 10.24	$ 10.00
Income from Investment Operations
Net investment income (loss)E	09	—H
Net realized and unrealized gain (loss)	1.15	.24
Total from investment operations	1.24	.24
Distributions from net realized gain	(.02)	—
Redemption fees added to paid in capitalE	—H	—
Net asset value, end of period	$ 11.46	$ 10.24
Total ReturnB,C,D	12.12%	2.40%
Ratios to Average Net AssetsG
Expenses before reductions	4.50%	43.51%A
Expenses net of fee waivers, if any	1.35%	1.35%A
Expenses net of all reductions	1.16%	1.17%A
Net investment income (loss)	83%	.55%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 459	$ 410
Portfolio turnover rate	176%	52%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown.
E Calculated based on average shares outstanding during the period.
F For the period December 22, 2004 (commencement of operations) to December 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.
VIP International Capital Appreciation Portfolio	14

Financial Highlights Investor Class R
Year ended December 31,	2005F
Selected Per Share Data
Net asset value, beginning of period	$ 10.32
Income from Investment Operations
Net investment income (loss)E	01
Net realized and unrealized gain (loss)	1.16
Total from investment operations	1.17
Distributions from net investment income	(.02)
Distributions from net realized gain	(.01)
Total distributions	(.03)
Redemption fees added to paid in capitalE	—H
Net asset value, end of period	$ 11.46
Total ReturnB,C,D	11.39%
Ratios to Average Net AssetsG
Expenses before reductions	2.19%A
Expenses net of fee waivers, if any	1.25%A
Expenses net of all reductions	1.06%A
Net investment income (loss)	31%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,810
Portfolio turnover rate	176%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown.
E Calculated based on average shares outstanding during the period.
F For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

15 Annual Report

Notes to Financial Statements For the period ended December 31, 2005

1. Significant Accounting Policies.

VIP International Capital Appreciation Portfolio (the fund) is a fund of Variable Insurance Products Fund IV (the trust) (referred to in this report as VIP International Capital Appreciation Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Initial Class R shares, Service Class R shares, Service Class 2R shares, and Investor Class R shares. The fund commenced sale of Investor Class R shares on July 21, 2005. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds) which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transac tions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Pur chases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

VIP International Capital Appreciation Portfolio

16

1. Significant Accounting Policies continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distrib uting all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows:
Unrealized appreciation	$1,857,331
Unrealized depreciation	(352,699)
Net unrealized appreciation (depreciation)	1,504,632
Undistributed ordinary income	99,265

Cost for federal income tax purposes	$20,257,849

The tax character of distributions paid was as follows:
	December 31, 2005	December 31, 2004
Ordinary Income	$60,513	$—

Trading (Redemption) Fees. Initial Class R shares, Service Class R shares, Service Class 2R shares, and Investor Class R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (in cluding accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund’s exposure to the underlying instrument, while selling futures tends to decrease a fund’s exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts’ terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $27,563,620 and $10,983,718, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly manage ment fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR.

17 Annual Report

Notes to Financial Statements continued

4. Fees and Other Transactions with Affiliates continued
Management Fee continued

The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .72% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate 12b 1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class’ and Service Class R’s average net assets and .25% of Service Class 2’s and Service Class 2R’s average net assets.

For the period, each class paid FDC the following amounts, all of which were re allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$311
Service Class 2	1,033
Service Class R	311
Service Class 2R	1,033
$2,688

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund’s transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset based fee with respect to each class. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class with the exception of Investor Class R pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of ..07% of their month end net assets. Investor Class R pays an asset based transfer agent fee of .18% of its month end net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$2,904
Service Class	218
Service Class 2	289
Initial Class R	218
Service Class R	218
Service Class 2R	289
Investor Class R	3,316
$7,452

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The fee is based on the level of average net assets for the month.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,277 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

VIP International Capital Appreciation Portfolio

18

6. Expense Reductions - continued

The following classes were in reimbursement during the period:
	Expense	Reimbursement
	Limitations	from adviser
Initial Class	1.10%	$76,683
Service Class	1.20%	9,779
Service Class 2	1.35%	13,028
Initial Class R	1.10%	9,785
Service Class R	1.20%	9,779
Service Class 2R	1.35%	13,030
Investor Class R	1.25%	12,653
		$144,737

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $11,618 for the period. In addition, through arrangements with the fund’s custo dian, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody expenses by $130.

7. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the fund.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:
Years ended December 31,	2005	2004B
From net investment income
Initial Class	$17,173	$—
Service Class	360	—
Initial Class R	661	—
Service Class R	360	—
Investor Class RA	17,501	—
Total	$36,055	$—
From net realized gain
Initial Class	$10,447	$—
Service Class	690	—
Service Class 2	800	—
Initial Class R	690	—
Service Class R	690	—
Service Class 2R	800	—
Investor Class RA	10,341	—
Total	$24,458	$—

A	Distributions for Investor Class R are for the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.
B	For the period December 22, 2004 (commencement of operations) to December 31, 2004.

19 Annual Report

Notes to Financial Statements continued

9. Share Transactions.

Transactions for each class of shares were as follows:
	Shares		Dollars
Years ended December 31,	2005	2004B	2005	2004B
Initial Class
Shares sold	921,874	30,001	$9,755,347	$300,010
Reinvestment of distributions	2,426	—	27,620	—
Shares redeemed	(137,070)		(1,461,993)	—
Net increase (decrease)	787,230	30,001	$8,320,974	$300,010
Service Class
Shares sold	—	30,001	$—	$300,010
Reinvestment of distributions	96	—	1,051	—
Net increase (decrease)	96	30,001	$1,051	$300,010
Service Class 2
Shares sold	—	40,001	$—	$400,010
Reinvestment of distributions	75	—	800	—
Net increase (decrease)	75	40,001	$800	$400,010
Initial Class R
Shares sold	—	30,001	$—	$300,010
Reinvestment of distributions	122	—	1,351	—
Net increase (decrease)	122	30,001	$1,351	$300,010
Service Class R
Shares sold	—	30,001	$—	$300,010
Reinvestment of distributions	96	—	1,051	—
Net increase (decrease)	96	30,001	$1,051	$300,010
Service Class 2R
Shares sold	—	40,001	$—	$400,010
Reinvestment of distributions	75	—	800	—
Net increase (decrease)	75	40,001	$800	$400,010
Investor Class RA
Shares sold	854,371	—	$9,182,604	$—
Reinvestment of distributions	2,444	—	27,842	—
Shares redeemed	(521)	—	(5,786)	—
Net increase (decrease)	856,294	—	$9,204,660	$—

A Share transactions for Investor Class R are for the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.
B For the period December 22, 2004 (commencement of operations) to December 31, 2004.

VIP International Capital Appreciation Portfolio

20

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund IV and the Shareholders of VIP International Capital Appreciation Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of VIP International Capital Appreciation Portfolio (a fund of Variable Insurance Products Fund IV) at December 31, 2005 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the VIP Interna tional Capital Appreciation Portfolio’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP PricewaterhouseCoopers LLP Boston, Massachusetts February 17, 2006

21 Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund’s activities, review contractual arrangements with companies that provide services to the fund, and review the fund’s performance. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 326 funds advised by FMR or an affiliate. Mr. McCoy oversees 328 advised by FMR or an affiliate. Mr. Gamper oversees 235 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapac itated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Man agement & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of VIP International Capital Appreciation (2005 present). He also serves as Senior Vice Presi dent of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004 2005), Chief Administrative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

VIP International Capital Appreciation Portfolio

22

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Invest ments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005 present).

Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006 present) or Member of the Advisory Board (2005 present) of other investment compa nies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He cur rently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (min ing and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000 present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommunications network surveillance, 2001 2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Rich field Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

23 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corpora tion (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16 school system).

Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1998). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Member of the Board of Directors of The Dow Chemical Com pany. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chairman of the Executive Committee (2000 2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002 present), and Metalmark Capital (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Variable Insurance Products Fund IV. Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

VIP International Capital Appreciation Portfolio

24

Name, Age; Principal Occupation Dwight D. Churchill (52)

Year of Election or Appointment: 2005

Mr. Churchill also serves as Vice President of certain Equity Funds (2005 present) and certain High Income Funds (2005 present). Previously, he served as Head of Fidelity’s Fixed Income Division (2000 2005), Vice President of Fidelity’s Money Market Funds (2000 2005), Vice President of Fidelity’s Bond Funds, and Senior Vice President of FIMM (2000) and FMR. Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed Income Investments.

Kevin R. McCarey (44)

Year of Election or Appointment: 2004

Vice President of VIP International Capital Appreciation. Mr. McCarey also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. McCarey managed a variety of Fidelity funds. Mr. McCarey also serves as Vice President of FMR and FMR Co., Inc. (2001).

Eric D. Roiter (57)

Year of Election or Appointment: 2004

Secretary of VIP International Capital Appreciation. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Management & Research (Far East) Inc. (2001 present), and Fidelity Investments Money Management, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998 2005).

Stuart Fross (46)

Year of Election or Appointment: 2004

Assistant Secretary of VIP International Capital Appreciation. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President, Treasurer, and Anti Money Laundering (AML) officer of VIP International Capital Appreciation. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

Paul M. Murphy (58)

Year of Election or Appointment: 2005

Chief Financial Officer of VIP International Capital Appreciation (2005 present). Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005 present). He also serves as Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of VIP International Capital Appreciation. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

John R. Hebble (47)

Year of Election or Appointment: 2004

Deputy Treasurer of VIP International Capital Appreciation. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002 2003) and Assistant Treasurer of the Scudder Funds (1998 2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP International Capital Appreciation. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

25 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of VIP International Capital Appreciation. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000 2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP International Capital Appreciation. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of professional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP International Capital Appreciation. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 2004

Assistant Treasurer of VIP International Capital Appreciation. Mr. Costello also serves as Assistant Treasurer of all other] Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of VIP International Capital Appreciation. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2004

Assistant Treasurer of VIP International Capital Appreciation. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP International Capital Appreciation. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP International Capital Appreciation. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

VIP International Capital Appreciation Portfolio

26

Distributions

The Board of Trustees of VIP International Capital Appreciation Portfolio voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Initial Class	2/10/06	2/10/06	__	$.045
Service Class	2/10/06	2/10/06	__	$.045
Service Class 2	2/10/06	2/10/06	__	$.045
Initial Class R	2/10/06	2/10/06	__	$.045
Service Class R	2/10/06	2/10/06	__	$.045
Service Class 2R	2/10/06	2/10/06	__	$.045
Investor Class R	2/10/06	2/10/06	__	$.045

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2005, $148, or, if subsequently de termined to be different, the net capital gain of such year.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Initial Class	12/23/05	$.045	$.01
Service Class	12/23/05	$.035	$.01
Service Class 2	12/23/05	$.020	$.01
Initial Class R	12/23/05	$.045	$.01
Service Class R	12/23/05	$.035	$.01
Service Class 2R	12/23/05	$.020	$.01
Investor Class R	12/23/05	$.045	$.01

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

27 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP International Capital Appreciation Portfolio

Each year, typically in July, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and indepen dent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the manage ment fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity’s fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the backgrounds of the fund’s portfolio managers and the fund’s investment objective and discipline. The independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Invest ment Advisers’ investment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitor ing of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of “soft” commission dollars to pay for research services. The Board also considered that Fidelity voluntarily decided in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources. The Board also considered the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to account information and market informa tion through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. The Board noted that, since July 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily

VIP International Capital Appreciation Portfolio

28

deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. The Board noted that it is not possible to evaluate performance in any comprehensive fashion because the fund had been in operation for less than one calendar year. Once the fund has been in operation for at least one calendar year, the Board will review the fund’s absolute investment performance for each class, as well as the fund’s relative investment performance for each class measured against (i) a broad based securities market index and (ii) a peer group of mutual funds deemed appropriate by the Board.

The Board has had thorough discussions with FMR throughout the year about the Board’s and FMR’s concerns about equity research, equity fund performance, and compliance with internal policies governing gifts and entertainment. FMR has taken steps that it believes will refocus and strengthen equity research and equity portfolio management and compliance. The Board noted with favor FMR’s recent reorganization of its senior management team and FMR’s plans to dedicate additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund’s shareholders, particularly in light of the Board’s view that the fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board’s management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the period of the fund’s operations shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund’s. For example, a TMG % of 14% means that 86% of the funds in the Total Mapped Group had higher management fees than the fund. The “Asset Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which the fund’s management fee ranked, is also included in the chart and considered by the Board.

29 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for the period.

Based on its review, the Board concluded that the fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class’s total expenses, the Board considered the fund’s management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund paid 12b 1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Initial Class and Initial Class R ranked below its competitive median for the period, and the total expenses of each of Service Class, Service Class 2, Service Class R and Service Class 2 R ranked above its competitive median for the period. The Board noted that the fund offers multiple classes, each of which has a different 12b 1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b 1 fees.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses for each class of the fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the busi ness of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After consider ing PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the fund’s business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and deter mined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund’s management contract incorporates a “group fee” structure, which provides for lower fee rates as total fund assets under FMR’s management increase, and for higher fee rates as total fund assets under FMR’s management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity’s costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR’s management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

VIP International Capital Appreciation Portfolio

30

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) equity fund transfer agency fees; (ii) Fidelity’s fund profitability methodology and the impact of various changes in the methodology over time; (iii) benefits to shareholders from economies of scale; (iv) composition and characteristics of various fund and industry data used in comparisons; and (v) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the exist ing advisory fee structures are fair and reasonable, and that the fund’s existing Advisory Contracts should be renewed.

31 Annual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Shareholder Servicing Agents
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
Brown Brothers Harriman & Co.
Boston, MA

VIPCAR ANN 0206 1.805787.101

Fidelity® Variable Insurance Products: Investor Freedom Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030

Annual Report December 31, 2005

Contents

Shareholder Expense Example	4	An example of shareholder expenses.
Freedom Income Portfolio	6	Investment Summary
	7	Investments
	8	Financial Statements
Freedom 2005 Portfolio	10	Investment Summary
	11	Investments
	12	Financial Statements
Freedom 2010 Portfolio	14	Investment Summary
	15	Investments
	16	Financial Statements
Freedom 2015 Portfolio	18	Investment Summary
	19	Investments
	20	Financial Statements
Freedom 2020 Portfolio	22	Investment Summary
	23	Investments
	24	Financial Statements
Freedom 2025 Portfolio	26	Investment Summary
	27	Investments
	28	Financial Statements
Freedom 2030 Portfolio	30	Investment Summary
	31	Investments
	32	Financial Statements
Notes	34	Notes to the financial statements.
Report of Independent Registered Public	37
Accounting Firm
Trustees and Officers	38
Board Approval of Investment Advisory	44
Contracts and Management Fees

VIP Investor Freedom Portfolios 2

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the
Securities and Exchange Commission’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc. and have been licensed for use by Fidelity Distributors
Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the opera tion of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly hold ings report, semiannual report, or annual report on Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

3 Annual Report

VIP Investor Freedom Portfolios Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 3, 2005 to December 31, 2005). The hypothetical expense Example is based on an investment of $1,000 invested for the one half year period (July 1, 2005 to December 31, 2005).

Actual Expenses

The first line of the table below for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each fund, as a shareholder in underlying Fidelity funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity funds. These fees and expenses are not included in each fund’s annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the table below for each fund provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each fund, as a shareholder in underlying Fidelity funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity funds. These fees and expenses are not included in each fund’s annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Ending
	Beginning	Account Value	Expenses Paid
	Account Value	December 31, 2005	During Period
VIP Investor Freedom Income
Actual	$ 1,000.00	$ 1,014.00	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.21	$ .00C
VIP Investor Freedom 2005
Actual	$ 1,000.00	$ 1,024.00	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.21	$ .00C
VIP Investor Freedom 2010
Actual	$ 1,000.00	$ 1,026.00	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.21	$ .00C
VIP Investor Freedom 2015
Actual	$ 1,000.00	$ 1,032.00	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.21	$ .00C
VIP Investor Freedom 2020
Actual	$ 1,000.00	$ 1,036.00	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.21	$ .00C
VIP Investor Freedom 2025
Actual	$ 1,000.00	$ 1,039.00	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.21	$ .00C
VIP Investor Freedom 2030
Actual	$ 1,000.00	$ 1,042.00	$ .00B
HypotheticalA	$ 1,000.00	$ 1,025.21	$ .00C

A 5% return per year before expenses

VIP Investor Freedom Portfolios

4

B Actual expenses are equal to each Fund’s annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 151/365 (to reflect the period August 3, 2005 to December 31, 2005). The fees and expenses of the underlying
Fidelity funds in which the fund invests are not included in the fund’s annualized expense ratio.
C Hypothetical expenses are equal to each Fund’s annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized
Expense Ratio
VIP Investor Freedom Income	0%
VIP Investor Freedom 2005	0%
VIP Investor Freedom 2010	0%
VIP Investor Freedom 2015	0%
VIP Investor Freedom 2020	0%
VIP Investor Freedom 2025	0%
VIP Investor Freedom 2030	0%

55 Annual Report

VIP Investor Freedom Income Portfolio
Investment Summary

Fund Holdings as of December 31, 2005
% of fund’s
investments
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	3.3
VIP Equity Income Portfolio Investor Class	3.7
VIP Growth & Income Portfolio Investor Class	3.7
VIP Growth Portfolio Investor Class	3.7
VIP Mid Cap Portfolio Investor Class	1.4
VIP Value Portfolio Investor Class	3.2
VIP Value Strategies Portfolio Investor Class	1.4
20.4
High Yield Fixed-Income Funds
VIP High Income Portfolio Investor Class	5.0
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Investor Class	34.9
Short-Term Funds
VIP Money Market Portfolio Investor Class	39.7
100.0

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund’s holdings as of December 31, 2005. The expected allocation represents the fund’s anticipated allocation at June 30, 2006.

VIP Investor Freedom Income Portfolio 6

VIP Investor Freedom Income Portfolio
Investments December 31, 2005
Showing Percentage of Total Value of Investment in Securities

Equity Funds 20.4%
	Shares	Value (Note 1)
Domestic Equity Funds 20.4%
VIP Contrafund Portfolio Investor Class	3,064	$ 94,973
VIP Equity Income Portfolio Investor Class	4,296	109,458
VIP Growth & Income Portfolio Investor Class	7,413	109,269
VIP Growth Portfolio Investor Class	3,244	109,242
VIP Mid Cap Portfolio Investor Class	1,149	40,316
VIP Value Portfolio Investor Class	7,420	93,714
VIP Value Strategies Portfolio Investor Class	2,872	40,204
TOTAL EQUITY FUNDS
(Cost $580,219)		597,176

Fixed Income Funds 39.9%

High Yield Fixed-Income Funds – 5.0%
VIP High Income Portfolio Investor Class	23,825	146,761
Investment Grade Fixed Income Funds 34.9%
VIP Investment Grade Bond Portfolio Investor Class	80,441	1,025,623
TOTAL FIXED-INCOME FUNDS
(Cost $1,170,232)		1,172,384

Short Term Funds 39.7%

VIP Money Market Portfolio Investor Class
(Cost $1,166,074)	1,166,074	1,166,074
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $2,916,525)		$ 2,935,634

Income Tax Information

At December 31, 2005, the fund had a capital loss carryforward of approximately $29 all of which will expire on December 31, 2013.

See accompanying notes which are an integral part of the financial statements.

7 Annual Report

VIP Investor Freedom Income Portfolio

Financial Statements

Statement of Assets and Liabilities
	December 31, 2005

Assets
Investment in securities, at value (cost $2,916,525) — See accompanying schedule		$2,935,634
Cash		25
Receivable for investments sold		19
Dividends receivable from underlying funds		133
Total assets		2,935,811

Liabilities
Payable for fund shares redeemed	$20
Total liabilities		20

Net Assets		$2,935,791
Net Assets consist of:
Paid in capital		$2,898,885
Undistributed net investment income		17,826
Accumulated undistributed net realized gain (loss) on investments		(29)
Net unrealized appreciation (depreciation) on investments		19,109
Net Assets, for 289,460 shares outstanding		$2,935,791
Net Asset Value, offering price and redemption price per share ($2,935,791 ÷ 289,460 shares)		$10.14

Statement of Operations
	For the period August 3, 2005 (commencement of operations) to
	December 31, 2005

Investment Income
Income distributions from underlying funds		$17,801
Interest		25
Total income		17,826

Expenses
Independent trustees’ compensation	$1
Total expenses before reductions	1
Expense reductions	(1)	0

Net investment income (loss)		17,826
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares		(29)
Change in net unrealized appreciation (depreciation) on underlying funds		19,109
Net gain (loss)		19,080
Net increase (decrease) in net assets resulting from operations		$36,906

See accompanying notes which are an integral part of the financial statements.
VIP Investor Freedom Income Portfolio	8

Statement of Changes in Net Assets
For the period
August 3, 2005
(commencement
of operations) to
December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,826
Net realized gain (loss)	(29)
Change in net unrealized appreciation (depreciation)	19,109
Net increase (decrease) in net assets resulting from operations	36,906
Share transactions
Proceeds from sales of shares	2,914,583
Cost of shares redeemed	(15,698)
Net increase (decrease) in net assets resulting from share transactions	2,898,885
Total increase (decrease) in net assets	2,935,791

Net Assets
Beginning of period	—
End of period (including undistributed net investment income of $17,826)	$2,935,791

Other Information
Shares
Sold	291,011
Redeemed	(1,551)
Net increase (decrease)	289,460

Financial Highlights
Year ended December 31,	2005G
Selected Per Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)D	16
Net realized and unrealized gain (loss)	(.02)F
Total from investment operations	14
Net asset value, end of period	$10.14
Total ReturnB,C	1.40%
Ratios to Average Net AssetsE,H
Expenses before reductions	00%A
Expenses net of fee waivers, if any	00%A
Expenses net of all reductions	00%A
Net investment income (loss)	4.04%A
Supplemental Data
Net assets, end of period (000 omitted)	$2,936
Portfolio turnover rate	1%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the underlying funds.
F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
G For the period August 3, 2005 (commencement of operations) to December 31, 2005.
H Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund but do not include expenses of the investment companies in which the fund invests.

See accompanying notes which are an integral part of the financial statements.

9 Annual Report

VIP Investor Freedom 2005 Portfolio
Investment Summary

Fund Holdings as of December 31, 2005
% of fund’s
investments
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	6.5
VIP Equity Income Portfolio Investor Class	7.4
VIP Growth & Income Portfolio Investor Class	7.4
VIP Growth Portfolio Investor Class	7.4
VIP Mid Cap Portfolio Investor Class	2.7
VIP Value Portfolio Investor Class	6.4
VIP Value Strategies Portfolio Investor Class	2.7
40.5
International Equity Funds
VIP Overseas Portfolio Investor Class R	5.2
High Yield Fixed-Income Funds
VIP High Income Portfolio Investor Class	4.9
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Investor Class	37.9
Short-Term Funds
VIP Money Market Portfolio Investor Class	11.5
100.0

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund’s holdings as of December 31, 2005. The expected allocation represents the fund’s anticipated allocation at June 30, 2006.

VIP Investor Freedom 2005 Portfolio 10

VIP Investor Freedom 2005 Portfolio
Investments December 31, 2005
Showing Percentage of Total Value of Investment in Securities

Equity Funds 45.7%
	Shares	Value (Note 1)
Domestic Equity Funds 40.5%
VIP Contrafund Portfolio Investor Class	4,198	$130,127
VIP Equity Income Portfolio Investor Class	5,884	149,935
VIP Growth & Income Portfolio Investor Class	10,195	150,267
VIP Growth Portfolio Investor Class	4,435	149,321
VIP Mid Cap Portfolio Investor Class	1,561	54,758
VIP Value Portfolio Investor Class	10,148	128,171
VIP Value Strategies Portfolio Investor Class	3,913	54,778
TOTAL DOMESTIC EQUITY FUNDS		817,357
International Equity Funds 5.2%
VIP Overseas Portfolio Investor Class R	5,129	105,597
TOTAL EQUITY FUNDS
(Cost $885,699)		922,954
Fixed Income Funds 42.8%
High Yield Fixed-Income Funds – 4.9%
VIP High Income Portfolio Investor Class	16,205	99,823
Investment Grade Fixed Income Funds 37.9%
VIP Investment Grade Bond Portfolio Investor Class	60,016	765,209
TOTAL FIXED-INCOME FUNDS
(Cost $862,980)		865,032
Short Term Funds 11.5%
VIP Money Market Portfolio Investor Class
(Cost $231,405)	231,405	231,405
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $1,980,084)		$2,019,391

Income Tax Information

At December 31, 2005, the fund had a capital loss carryforward of approximately $1,736 all of which will expire on December 31, 2013.

See accompanying notes which are an integral part of the financial statements.

11 Annual Report

VIP Investor Freedom 2005 Portfolio

Financial Statements

Statement of Assets and Liabilities
	December 31, 2005

Assets
Investment in securities, at value (cost $1,980,084) — See accompanying schedule		$2,019,391
Receivable for fund shares sold		28,188
Total assets		2,047,579

Liabilities
Payable for investments purchased	$28,163
Total liabilities		28,163

Net Assets		$2,019,416
Net Assets consist of:
Paid in capital		$1,972,355
Undistributed net investment income		9,490
Accumulated undistributed net realized gain (loss) on investments		(1,736)
Net unrealized appreciation (depreciation) on investments		39,307
Net Assets, for 197,137 shares outstanding		$2,019,416
Net Asset Value, offering price and redemption price per share ($2,019,416 ÷ 197,137 shares)		$10.24

Statement of Operations
	For the period ended August 3, 2005 (commencement of operations) to
	December 31, 2005

Investment Income
Income distributions from underlying funds		$9,490

Expenses
Independent trustees’ compensation	$1
Total expenses before reductions	1
Expense reductions	(1)	0

Net investment income (loss)		9,490
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares		(1,736)
Change in net unrealized appreciation (depreciation) on underlying funds		39,307
Net gain (loss)		37,571
Net increase (decrease) in net assets resulting from operations		$47,061

See accompanying notes which are an integral part of the financial statements.
VIP Investor Freedom 2005 Portfolio	12

Statement of Changes in Net Assets
For the period
August 3, 2005
(commencement
of operations) to
December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,490
Net realized gain (loss)	(1,736)
Change in net unrealized appreciation (depreciation)	39,307
Net increase (decrease) in net assets resulting from operations	47,061
Share transactions
Proceeds from sales of shares	2,399,461
Cost of shares redeemed	(427,106)
Net increase (decrease) in net assets resulting from share transactions	1,972,355
Total increase (decrease) in net assets	2,019,416

Net Assets
Beginning of period	—
End of period (including undistributed net investment income of $9,490)	$2,019,416

Other Information
Shares
Sold	239,845
Redeemed	(42,708)
Net increase (decrease)	197,137

Financial Highlights
Year ended December 31,	2005F
Selected Per Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)D	10
Net realized and unrealized gain (loss)	14
Total from investment operations	24
Net asset value, end of period	$10.24
Total ReturnB,C	2.40%
Ratios to Average Net AssetsE,G
Expenses before reductions	00%A
Expenses net of fee waivers, if any	00%A
Expenses net of all reductions	00%A
Net investment income (loss)	2.45%A
Supplemental Data
Net assets, end of period (000 omitted)	$2,019
Portfolio turnover rate	39%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the underlying funds.
F For the period August 3, 2005 (commencement of operations) to December 31, 2005.
G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund but do not include expenses of the investment companies in which the fund invests.

See accompanying notes which are an integral part of the financial statements.

13 Annual Report

VIP Investor Freedom 2010 Portfolio
Investment Summary

Fund Holdings as of December 31, 2005
% of fund’s
investments
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	6.6
VIP Equity Income Portfolio Investor Class	7.6
VIP Growth & Income Portfolio Investor Class	7.6
VIP Growth Portfolio Investor Class	7.6
VIP Mid Cap Portfolio Investor Class	2.8
VIP Value Portfolio Investor Class	6.5
VIP Value Strategies Portfolio Investor Class	2.7
41.4
International Equity Funds
VIP Overseas Portfolio Investor Class R	5.5
High Yield Fixed-Income Funds
VIP High Income Portfolio Investor Class	5.0
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Investor Class	38.9
Short-Term Funds
VIP Money Market Portfolio Investor Class	9.2
100.0

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund’s holdings as of December 31, 2005. The expected allocation represents the fund’s anticipated allocation at June 30, 2006.

VIP Investor Freedom 2010 Portfolio 14

VIP Investor Freedom 2010 Portfolio
Investments December 31, 2005
Showing Percentage of Total Value of Investment in Securities

Equity Funds 46.9%
	Shares	Value (Note 1)
Domestic Equity Funds 41.4%
VIP Contrafund Portfolio Investor Class	21,220	$ 657,819
VIP Equity Income Portfolio Investor Class	29,823	759,882
VIP Growth & Income Portfolio Investor Class	51,507	759,210
VIP Growth Portfolio Investor Class	22,502	757,627
VIP Mid Cap Portfolio Investor Class	7,926	278,050
VIP Value Portfolio Investor Class	51,507	650,539
VIP Value Strategies Portfolio Investor Class	19,853	277,936
TOTAL DOMESTIC EQUITY FUNDS		4,141,063
International Equity Funds 5.5%
VIP Overseas Portfolio Investor Class R	26,630	548,319
TOTAL EQUITY FUNDS
(Cost $4,558,030)		4,689,382
Fixed Income Funds 43.9%
High Yield Fixed-Income Funds – 5.0%
VIP High Income Portfolio Investor Class	82,085	505,643
Investment Grade Fixed Income Funds 38.9%
VIP Investment Grade Bond Portfolio Investor Class	304,589	3,883,508
TOTAL FIXED-INCOME FUNDS
(Cost $4,385,078)		4,389,151
Short Term Funds 9.2%
VIP Money Market Portfolio Investor Class
(Cost $913,481)	913,481	913,481
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $9,856,589)		$ 9,992,014

Income Tax Information

At December 31, 2005, the fund had a capital loss carryforward of approximately $17 all of which will expire on December 31, 2013.

See accompanying notes which are an integral part of the financial statements.

15 Annual Report

15

VIP Investor Freedom 2010 Portfolio

Financial Statements

Statement of Assets and Liabilities
	December 31, 2005

Assets
Investment in securities, at value (cost $9,856,589) — See accompanying schedule		$9,992,014
Receivable for investments sold		951
Dividends receivable from underlying funds		103
Total assets		9,993,068

Liabilities
Payable for fund shares redeemed	$951
Total liabilities		951

Net Assets		$9,992,117
Net Assets consist of:
Paid in capital		$9,814,888
Undistributed net investment income		41,821
Accumulated undistributed net realized gain (loss) on investments		(17)
Net unrealized appreciation (depreciation) on investments		135,425
Net Assets, for 974,130 shares outstanding		$9,992,117
Net Asset Value, offering price and redemption price per share ($9,992,117 ÷ 974,130 shares)		$10.26

Statement of Operations
	For the period August 3, 2005 (commencement of operations) to
	December 31, 2005

Investment Income
Income distributions from underlying funds		$41,821

Expenses
Independent trustees’ compensation	$3
Total expenses before reductions	3
Expense reductions	(3)	0

Net investment income (loss)		41,821
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares		(17)
Change in net unrealized appreciation (depreciation) on underlying funds		135,425
Net gain (loss)		135,408
Net increase (decrease) in net assets resulting from operations		$177,229

See accompanying notes which are an integral part of the financial statements.
VIP Investor Freedom 2010 Portfolio	16

Statement of Changes in Net Assets
For the period
August 3, 2005
(commencement
of operations) to
December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$41,821
Net realized gain (loss)	(17)
Change in net unrealized appreciation (depreciation)	135,425
Net increase (decrease) in net assets resulting from operations	177,229
Share transactions
Proceeds from sales of shares	9,818,002
Cost of shares redeemed	(3,114)
Net increase (decrease) in net assets resulting from share transactions	9,814,888
Total increase (decrease) in net assets	9,992,117

Net Assets
Beginning of period	—
End of period (including undistributed net investment income of $41,821)	$9,992,117

Other Information
Shares
Sold	974,435
Redeemed	(305)
Net increase (decrease)	974,130

Financial Highlights
Year ended December 31,	2005F
Selected Per Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)D	13
Net realized and unrealized gain (loss)	13
Total from investment operations	26
Net asset value, end of period	$10.26
Total ReturnB,C	2.60%
Ratios to Average Net AssetsE,G
Expenses before reductions	00%A
Expenses net of fee waivers, if any	00%A
Expenses net of all reductions	00%A
Net investment income (loss)	3.14%A
Supplemental Data
Net assets, end of period (000 omitted)	$9,992
Portfolio turnover rate	0%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the underlying funds.
F For the period August 3, 2005 (commencement of operations) to December 31, 2005.
G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund but do not include expenses of the investment companies in which the fund invests.

See accompanying notes which are an integral part of the financial statements.

17 Annual Report

VIP Investor Freedom 2015 Portfolio
Investment Summary

Fund Holdings as of December 31, 2005
% of fund’s
investments
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	8.2
VIP Equity Income Portfolio Investor Class	9.5
VIP Growth & Income Portfolio Investor Class	9.5
VIP Growth Portfolio Investor Class	9.5
VIP Mid Cap Portfolio Investor Class	3.5
VIP Value Portfolio Investor Class	8.2
VIP Value Strategies Portfolio Investor Class	3.5
51.9
International Equity Funds
VIP Overseas Portfolio Investor Class R	9.1
High Yield Fixed-Income Funds
VIP High Income Portfolio Investor Class	6.7
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Investor Class	29.3
Short-Term Funds
VIP Money Market Portfolio Investor Class	3.0
100.0

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund’s holdings as of December 31, 2005. The expected allocation represents the fund’s anticipated allocation at June 30, 2006.

VIP Investor Freedom 2015 Portfolio 18

VIP Investor Freedom 2015 Portfolio
Investments December 31, 2005
Showing Percentage of Total Value of Investment in Securities

Equity Funds 61.0%
	Shares	Value (Note 1)
Domestic Equity Funds 51.9%
VIP Contrafund Portfolio Investor Class	18,469	$ 572,541
VIP Equity Income Portfolio Investor Class	25,936	660,837
VIP Growth & Income Portfolio Investor Class	44,873	661,428
VIP Growth Portfolio Investor Class	19,570	658,920
VIP Mid Cap Portfolio Investor Class	6,891	241,733
VIP Value Portfolio Investor Class	44,791	565,708
VIP Value Strategies Portfolio Investor Class	17,253	241,547
TOTAL DOMESTIC EQUITY FUNDS		3,602,714
International Equity Funds 9.1%
VIP Overseas Portfolio Investor Class R	30,754	633,216
TOTAL EQUITY FUNDS
(Cost $4,076,560)		4,235,930
Fixed Income Funds 36.0%
High Yield Fixed-Income Funds – 6.7%
VIP High Income Portfolio Investor Class	75,643	465,963
Investment Grade Fixed Income Funds 29.3%
VIP Investment Grade Bond Portfolio Investor Class	159,221	2,030,069
TOTAL FIXED-INCOME FUNDS
(Cost $2,505,855)		2,496,032
Short Term Funds 3.0%
VIP Money Market Portfolio Investor Class
(Cost $207,351)	207,351	207,351
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $6,789,766)		$ 6,939,313
Income Tax Information

At December 31, 2005, the fund had a capital loss carryforward of approximately $4,013 all of which will expire on December 31, 2013.

See accompanying notes which are an integral part of the financial statements.

19 Annual Report

19

VIP Investor Freedom 2015 Portfolio

Financial Statements

Statement of Assets and Liabilities
	December 31, 2005

Assets
Investment in securities, at value (cost $6,789,766) — See accompanying schedule		$6,939,313
Receivable for fund shares sold		220,088
Total assets		7,159,401

Liabilities
Payable for investments purchased	$220,065
Total liabilities		220,065

Net Assets		$6,939,336
Net Assets consist of:
Paid in capital		$6,759,534
Undistributed net investment income		34,268
Accumulated undistributed net realized gain (loss) on investments		(4,013)
Net unrealized appreciation (depreciation) on investments		149,547
Net Assets, for 672,232 shares outstanding		$6,939,336
Net Asset Value, offering price and redemption price per share ($6,939,336 ÷ 672,232 shares)		$10.32

Statement of Operations
	For the period August 3, 2005 (commencement of operations) to
	December 31, 2005

Investment Income
Income distributions from underlying funds		$34,088
Interest		180
Total income		34,268

Expenses
Independent trustees’ compensation	$2
Total expenses before reductions	2
Expense reductions	(2)	0

Net investment income (loss)		34,268
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares		(4,013)
Change in net unrealized appreciation (depreciation) on underlying funds		149,547
Net gain (loss)		145,534
Net increase (decrease) in net assets resulting from operations		$179,802

See accompanying notes which are an integral part of the financial statements.
VIP Investor Freedom 2015 Portfolio	20

Statement of Changes in Net Assets
For the period
August 3, 2005
(commencement
of operations) to
December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$34,268
Net realized gain (loss)	(4,013)
Change in net unrealized appreciation (depreciation)	149,547
Net increase (decrease) in net assets resulting from operations	179,802
Share transactions
Proceeds from sales of shares	7,055,503
Cost of shares redeemed	(295,969)
Net increase (decrease) in net assets resulting from share transactions	6,759,534
Total increase (decrease) in net assets	6,939,336

Net Assets
Beginning of period	—
End of period (including undistributed net investment income of $34,268)	$6,939,336

Other Information
Shares
Sold	701,801
Redeemed	(29,569)
Net increase (decrease)	672,232

Financial Highlights
Year ended December 31,	2005F
Selected Per Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)D	13
Net realized and unrealized gain (loss)	19
Total from investment operations	32
Net asset value, end of period	$10.32
Total ReturnB,C	3.20%
Ratios to Average Net AssetsE,G
Expenses before reductions	00%A
Expenses net of fee waivers, if any	00%A
Expenses net of all reductions	00%A
Net investment income (loss)	3.24%A
Supplemental Data
Net assets, end of period (000 omitted)	$6,939
Portfolio turnover rate	9%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the underlying funds.
F For the period August 3, 2005 (commencement of operations) to December 31, 2005.
G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund but do not include expenses of the investment companies in which the fund invests.

See accompanying notes which are an integral part of the financial statements.

21 Annual Report

VIP Investor Freedom 2020 Portfolio
Investment Summary

Fund Holdings as of December 31, 2005
% of fund’s
investments
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	9.5
VIP Equity Income Portfolio Investor Class	11.0
VIP Growth & Income Portfolio Investor Class	11.0
VIP Growth Portfolio Investor Class	11.0
VIP Mid Cap Portfolio Investor Class	4.0
VIP Value Portfolio Investor Class	9.4
VIP Value Strategies Portfolio Investor Class	4.0
59.9
International Equity Funds
VIP Overseas Portfolio Investor Class R	10.5
High Yield Fixed-Income Funds
VIP High Income Portfolio Investor Class	7.4
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Investor Class	22.2
Short-Term Funds
VIP Money Market Portfolio Investor Class	0.0
100.0

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund’s holdings as of December 31, 2005. The expected allocation represents the fund’s anticipated allocation at June 30, 2006.

VIP Investor Freedom 2020 Portfolio 22

VIP Investor Freedom 2020 Portfolio
Investments December 31, 2005
Showing Percentage of Total Value of Investment in Securities

Equity Funds 70.4%
	Shares	Value (Note 1)
Domestic Equity Funds 59.9%
VIP Contrafund Portfolio Investor Class	33,870	$ 1,049,979
VIP Equity Income Portfolio Investor Class	47,713	1,215,737
VIP Growth & Income Portfolio Investor Class	82,403	1,214,621
VIP Growth Portfolio Investor Class	35,935	1,209,929
VIP Mid Cap Portfolio Investor Class	12,653	443,885
VIP Value Portfolio Investor Class	82,382	1,040,479
VIP Value Strategies Portfolio Investor Class	31,680	443,515
TOTAL DOMESTIC EQUITY FUNDS		6,618,145
International Equity Funds 10.5%
VIP Overseas Portfolio Investor Class R	56,364	1,160,540
TOTAL EQUITY FUNDS
(Cost $7,528,474)		7,778,685
Fixed Income Funds 29.6%
High Yield Fixed-Income Funds – 7.4%
VIP High Income Portfolio Investor Class	132,541	816,450
Investment Grade Fixed Income Funds 22.2%
VIP Investment Grade Bond Portfolio Investor Class	193,037	2,461,216
TOTAL FIXED-INCOME FUNDS
(Cost $3,304,162)		3,277,666
Short Term Funds 0.0%
VIP Money Market Portfolio Investor Class
(Cost $2,166)	2,166	2,166
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $10,834,802)		$ 11,058,517

Income Tax Information

At December 31, 2005, the fund had a capital loss carryforward of approximately $509 all of which will expire on December 31, 2013.

See accompanying notes which are an integral part of the financial statements.

23 Annual Report

23

VIP Investor Freedom 2020 Portfolio

Financial Statements

Statement of Assets and Liabilities
	December 31, 2005

Assets
Investment in securities, at value (cost $10,834,802) — See accompanying schedule		$11,058,517
Cash		9
Receivable for fund shares sold		18,223
Total assets		11,076,749

Liabilities
Payable for investments purchased	$18,224
Total liabilities		18,224

Net Assets		$11,058,525
Net Assets consist of:
Paid in capital		$10,775,055
Undistributed net investment income		60,264
Accumulated undistributed net realized gain (loss) on investments		(509)
Net unrealized appreciation (depreciation) on investments		223,715
Net Assets, for 1,067,086 shares outstanding		$11,058,525
Net Asset Value, offering price and redemption price per share ($11,058,525 ÷ 1,067,086 shares)		$10.36

Statement of Operations
	For the period August 3, 2005 (commencement of operations) to
	December 31, 2005

Investment Income
Income distributions from underlying funds		$60,255
Interest		9
Total income		60,264

Expenses
Independent trustees’ compensation	$3
Total expenses before reductions	3
Expense reductions	(3)	0

Net investment income (loss)		60,264
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares		(509)
Change in net unrealized appreciation (depreciation) on underlying funds		223,715
Net gain (loss)		223,206
Net increase (decrease) in net assets resulting from operations		$283,470

See accompanying notes which are an integral part of the financial statements.
VIP Investor Freedom 2020 Portfolio	24

Statement of Changes in Net Assets
For the period
August 3, 2005
(commencement
of operations) to
December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$60,264
Net realized gain (loss)	(509)
Change in net unrealized appreciation (depreciation)	223,715
Net increase (decrease) in net assets resulting from operations	283,470
Share transactions
Proceeds from sales of shares	10,848,487
Cost of shares redeemed	(73,432)
Net increase (decrease) in net assets resulting from share transactions	10,775,055
Total increase (decrease) in net assets	11,058,525

Net Assets
Beginning of period	—
End of period (including undistributed net investment income of $60,264)	$11,058,525

Other Information
Shares
Sold	1,074,181
Redeemed	(7,095)
Net increase (decrease)	1,067,086

Financial Highlights
Year ended December 31,	2005F
Selected Per Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)D	17
Net realized and unrealized gain (loss)	19
Total from investment operations	36
Net asset value, end of period	$10.36
Total ReturnB,C	3.60%
Ratios to Average Net AssetsE,G
Expenses before reductions	00%A
Expenses net of fee waivers, if any	00%A
Expenses net of all reductions	00%A
Net investment income (loss)	4.07%A
Supplemental Data
Net assets, end of period (000 omitted)	$11,059
Portfolio turnover rate	2%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the underlying funds.
F For the period August 3, 2005 (commencement of operations) to December 31, 2005.
G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund but do not include expenses of the investment companies in which the fund invests.

See accompanying notes which are an integral part of the financial statements.

25 Annual Report

VIP Investor Freedom 2025 Portfolio
Investment Summary

Fund Holdings as of December 31, 2005
% of fund’s
investments
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	10.2
VIP Equity Income Portfolio Investor Class	11.8
VIP Growth & Income Portfolio Investor Class	11.8
VIP Growth Portfolio Investor Class	11.7
VIP Mid Cap Portfolio Investor Class	4.3
VIP Value Portfolio Investor Class	10.1
VIP Value Strategies Portfolio Investor Class	4.3
64.2
International Equity Funds
VIP Overseas Portfolio Investor Class R	11.6
High Yield Fixed-Income Funds
VIP High Income Portfolio Investor Class	7.3
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Investor Class	16.9
100.0

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund’s holdings as of December 31, 2005. The expected allocation represents the fund’s anticipated allocation at June 30, 2006.

VIP Investor Freedom 2025 Portfolio 26

VIP Investor Freedom 2025 Portfolio
Investments December 31, 2005
Showing Percentage of Total Value of Investment in Securities

Equity Funds 75.8%
	Shares	Value (Note 1)
Domestic Equity Funds 64.2%
VIP Contrafund Portfolio Investor Class	7,984	$247,508
VIP Equity Income Portfolio Investor Class	11,176	284,777
VIP Growth & Income Portfolio Investor Class	19,390	285,809
VIP Growth Portfolio Investor Class	8,440	284,187
VIP Mid Cap Portfolio Investor Class	2,980	104,525
VIP Value Portfolio Investor Class	19,330	244,139
VIP Value Strategies Portfolio Investor Class	7,439	104,139
TOTAL DOMESTIC EQUITY FUNDS		1,555,084
International Equity Funds 11.6%
VIP Overseas Portfolio Investor Class R	13,676	281,579
TOTAL EQUITY FUNDS
(Cost $1,770,285)		1,836,663
Fixed Income Funds 24.2%
High Yield Fixed-Income Funds – 7.3%
VIP High Income Portfolio Investor Class	28,936	178,248
Investment Grade Fixed Income Funds 16.9%
VIP Investment Grade Bond Portfolio Investor Class	32,082	409,050
TOTAL FIXED-INCOME FUNDS
(Cost $594,874)		587,298
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $2,365,159)		$2,423,961

Income Tax Information

At December 31, 2005, the fund had a capital loss carryforward of approximately $279 all of which will expire on December 31, 2013.

See accompanying notes which are an integral part of the financial statements.

27 Annual Report

27

VIP Investor Freedom 2025 Portfolio

Financial Statements

Statement of Assets and Liabilities
	December 31, 2005

Assets
Investment in securities, at value (cost $2,365,159) — See accompanying schedule		$2,423,961
Cash		9
Receivable for fund shares sold		55,953
Total assets		2,479,923

Liabilities
Payable for investments purchased	$55,951
Total liabilities		55,951

Net Assets		$2,423,972
Net Assets consist of:
Paid in capital		$2,351,651
Undistributed net investment income		13,821
Accumulated undistributed net realized gain (loss) on investments		(302)
Net unrealized appreciation (depreciation) on investments		58,802
Net Assets, for 233,359 shares outstanding		$2,423,972
Net Asset Value, offering price and redemption price per share ($2,423,972 ÷ 233,359 shares)		$10.39

Statement of Operations
	For the period August 3, 2005 (commencement of operations) to
	December 31, 2005

Investment Income
Income distributions from underlying funds		$13,812
Interest		9
Total income		13,821

Expenses
Independent trustees’ compensation	$1
Total expenses before reductions	1
Expense reductions	(1)	0

Net investment income (loss)		13,821
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares		(302)
Change in net unrealized appreciation (depreciation) on underlying funds		58,802
Net gain (loss)		58,500
Net increase (decrease) in net assets resulting from operations		$72,321

See accompanying notes which are an integral part of the financial statements.
VIP Investor Freedom 2025 Portfolio	28

Statement of Changes in Net Assets
For the period
August 3, 2005
(commencement
of operations) to
December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,821
Net realized gain (loss)	(302)
Change in net unrealized appreciation (depreciation)	58,802
Net increase (decrease) in net assets resulting from operations	72,321
Share transactions
Proceeds from sales of shares	2,377,249
Cost of shares redeemed	(25,598)
Net increase (decrease) in net assets resulting from share transactions	2,351,651
Total increase (decrease) in net assets	2,423,972

Net Assets
Beginning of period	—
End of period (including undistributed net investment income of $13,821)	$2,423,972

Other Information
Shares
Sold	235,917
Redeemed	(2,558)
Net increase (decrease)	233,359

Financial Highlights
Year ended December 31,	2005F
Selected Per Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)D	14
Net realized and unrealized gain (loss)	25
Total from investment operations	39
Net asset value, end of period	$10.39
Total ReturnB,C	3.90%
Ratios to Average Net AssetsE,G
Expenses before reductions	00%A
Expenses net of fee waivers, if any	00%A
Expenses net of all reductions	00%A
Net investment income (loss)	3.47%A
Supplemental Data
Net assets, end of period (000 omitted)	$2,424
Portfolio turnover rate	2%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the underlying funds.
F For the period August 3, 2005 (commencement of operations) to December 31, 2005.
G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund but do not include expenses of the investment companies in which the fund invests.

See accompanying notes which are an integral part of the financial statements.

29 Annual Report

VIP Investor Freedom 2030 Portfolio
Investment Summary

Fund Holdings as of December 31, 2005
% of fund’s
investments
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	11.1
VIP Equity Income Portfolio Investor Class	12.8
VIP Growth & Income Portfolio Investor Class	12.8
VIP Growth Portfolio Investor Class	12.7
VIP Mid Cap Portfolio Investor Class	4.7
VIP Value Portfolio Investor Class	10.9
VIP Value Strategies Portfolio Investor Class	4.7
69.7
International Equity Funds
VIP Overseas Portfolio Investor Class R	13.2
High Yield Fixed-Income Funds
VIP High Income Portfolio Investor Class	7.3
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Investor Class	9.8
100.0

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund’s holdings as of December 31, 2005. The expected allocation represents the fund’s anticipated allocation at June 30, 2006.

VIP Investor Freedom 2030 Portfolio 30

VIP Investor Freedom 2030 Portfolio
Investments December 31, 2005
Showing Percentage of Total Value of Investment in Securities

Equity Funds 82.9%
	Shares	Value (Note 1)
Domestic Equity Funds 69.7%
VIP Contrafund Portfolio Investor Class	16,794	$520,611
VIP Equity Income Portfolio Investor Class	23,557	600,240
VIP Growth & Income Portfolio Investor Class	40,667	599,432
VIP Growth Portfolio Investor Class	17,761	597,997
VIP Mid Cap Portfolio Investor Class	6,301	221,040
VIP Value Portfolio Investor Class	40,693	513,947
VIP Value Strategies Portfolio Investor Class	15,723	220,118
TOTAL DOMESTIC EQUITY FUNDS		3,273,385
International Equity Funds 13.2%
VIP Overseas Portfolio Investor Class R	30,089	619,541
TOTAL EQUITY FUNDS
(Cost $3,757,864)		3,892,926
Fixed Income Funds 17.1%
High Yield Fixed-Income Funds – 7.3%
VIP High Income Portfolio Investor Class	56,154	345,906
Investment Grade Fixed Income Funds 9.8%
VIP Investment Grade Bond Portfolio Investor Class	36,040	459,510
TOTAL FIXED-INCOME FUNDS
(Cost $821,738)		805,416
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $4,579,602)		$4,698,342

Income Tax Information

At December 31, 2005, the fund had a capital loss carryforward of approximately $146 all of which will expire on December 31, 2013.

See accompanying notes which are an integral part of the financial statements.

31 Annual Report

31

VIP Investor Freedom 2030 Portfolio

Financial Statements

Statement of Assets and Liabilities
	December 31, 2005

Assets
Investment in securities, at value (cost $4,579,602) — See accompanying schedule		$4,698,342
Cash		15
Receivable for investments sold		32
Total assets		4,698,389

Liabilities
Payable for fund shares redeemed	$32
Total liabilities		32

Net Assets		$4,698,357
Net Assets consist of:
Paid in capital		$4,552,810
Undistributed net investment income		27,025
Accumulated undistributed net realized gain (loss) on investments		(218)
Net unrealized appreciation (depreciation) on investments		118,740
Net Assets, for 450,794 shares outstanding		$4,698,357
Net Asset Value, offering price and redemption price per share ($4,698,357 ÷ 450,794 shares)		$10.42

Statement of Operations
	For the period August 3, 2005 (commencement of operations) to
	December 31, 2005

Investment Income
Income distributions from underlying funds		$27,011
Interest		14
Total income		27,025

Expenses
Independent trustees’ compensation	$2
Total expenses before reductions	2
Expense reductions	(2)	0

Net investment income (loss)		27,025
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares		(218)
Change in net unrealized appreciation (depreciation) on underlying funds		118,740
Net gain (loss)		118,522
Net increase (decrease) in net assets resulting from operations		$145,547

See accompanying notes which are an integral part of the financial statements.
VIP Investor Freedom 2030 Portfolio	32

Statement of Changes in Net Assets
For the period
August 3, 2005
(commencement
of operations) to
December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$27,025
Net realized gain (loss)	(218)
Change in net unrealized appreciation (depreciation)	118,740
Net increase (decrease) in net assets resulting from operations	145,547
Share transactions
Proceeds from sales of shares	4,576,828
Cost of shares redeemed	(24,018)
Net increase (decrease) in net assets resulting from share transactions	4,552,810
Total increase (decrease) in net assets	4,698,357

Net Assets
Beginning of period	—
End of period (including undistributed net investment income of $27,025)	$4,698,357

Other Information
Shares
Sold	453,189
Redeemed	(2,395)
Net increase (decrease)	450,794

Financial Highlights
Year ended December 31,	2005F
Selected Per Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)D	15
Net realized and unrealized gain (loss)	27
Total from investment operations	42
Net asset value, end of period	$10.42
Total ReturnB,C	4.20%
Ratios to Average Net AssetsE,G
Expenses before reductions	00%A
Expenses net of fee waivers, if any	00%A
Expenses net of all reductions	00%A
Net investment income (loss)	3.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$4,698
Portfolio turnover rate	1%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the underlying funds.
F For the period August 3, 2005 (commencement of operations) to December 31, 2005.
G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund but do not include expenses of the investment companies in which the fund invests.

See accompanying notes which are an integral part of the financial statements.

33 Annual Report

Notes to Financial Statements For the period ended December 31, 2005

1. Significant Accounting Policies.

VIP Investor Freedom Income Portfolio, VIP Investor Freedom 2005 Portfolio, VIP Investor Freedom 2010 Portfolio, VIP Investor Freedom 2015 Portfo lio, VIP Investor Freedom 2020 Portfolio, VIP Investor Freedom 2025 Portfolio and VIP Investor Freedom 2030 Portfolio (the funds) are funds of Variable Insurance Products Fund IV. The Variable Insurance Products Fund IV (the trust) (referred to in this report as Fidelity Variable Insurance Products) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares. The funds invest primarily in a combination of other VIP equity, fixed income, and money market funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Shares of each fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Investments in the Underlying Funds are valued at their net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost.

Investment Transactions and Income. Security transactions, normally shares of the Underlying Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the Underlying Funds.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Distributions are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows for each fund:
	Cost for Federal			Net Unrealized
	Income Tax	Unrealized	Unrealized	Appreciation/
	Purposes	Appreciation	Depreciation	(Depreciation)
VIP Investor Freedom Income	$ 2,916,524	$29,080	$(9,970)	$19,110
VIP Investor Freedom 2005	1,980,084	46,110	(6,803)	39,307
VIP Investor Freedom 2010	9,856,589	174,074	(38,649)	135,425
VIP Investor Freedom 2015	6,789,766	182,491	(32,944)	149,547
VIP Investor Freedom 2020	10,834,801	292,920	(69,204)	223,716
VIP Investor Freedom 2025	2,365,161	72,723	(13,923)	58,800
VIP Investor Freedom 2030	4,579,674	147,360	(28,692)	118,668

			Undistributed	Capital Loss
			Ordinary Income	Carryforward
VIP Investor Freedom Income			$17,826	$(29)
VIP Investor Freedom 2005			9,490	(1,736)
VIP Investor Freedom 2010			41,821	(17)
VIP Investor Freedom 2015			34,268	(4,013)
VIP Investor Freedom 2020			60,264	(509)
VIP Investor Freedom 2025			13,821	(279)
VIP Investor Freedom 2030			27,025	(146)

VIP Investor Freedom Portfolios

34

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and redemptions of the underlying fund shares are noted in the table below.
	Purchases ($)	Redemptions ($)
VIP Investor Freedom Income	2,932,177	15,623
VIP Investor Freedom 2005	2,408,580	427,235
VIP Investor Freedom 2010	9,859,645	3,038
VIP Investor Freedom 2015	7,089,648	295,932
VIP Investor Freedom 2020	10,908,709	73,399
VIP Investor Freedom 2025	2,391,021	25,583
VIP Investor Freedom 2030	4,603,811	24,018

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the funds with investment management related services. The funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and admin istrative services (other than investment advisory services) necessary for the operation of each fund. Pursuant to this agreement, FMR pays all ex penses of each fund, excluding the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each fund. The funds do not pay any fees for these services.

5. Expense reductions.

FMR voluntarily agreed to reimburse the funds to the extent annual operating expenses exceeded certain levels of average net assets. Total expenses are limited to 0.00% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement.

The following funds were in reimbursement during the period:
Reimbursement
from adviser
VIP Freedom Income	$1
VIP Freedom 2005	1
VIP Freedom 2010	3
VIP Freedom 2015	2
VIP Freedom 2020	3
VIP Freedom 2025	1
VIP Freedom 2030	2

35 Annual Report

Notes to Financial Statements continued
6. Other.

The funds’ organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the funds. In the normal course of business, the funds may also enter into contracts that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the funds. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were owners of record of more than 10% of the outstanding shares of the following funds:

Affiliated %
VIP Freedom Income	100
VIP Freedom 2005	100
VIP Freedom 2010	100
VIP Freedom 2015	100
VIP Freedom 2020	100
VIP Freedom 2025	100
VIP Freedom 2030	100

VIP Investor Freedom Portfolios 36

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products IV and the Shareholders of VIP Investor Freedom Income Portfolio, VIP Investor Freedom 2005 Portfolio, VIP Investor Freedom 2010 Portfolio, VIP Investor Freedom 2015 Portfolio, VIP Investor Freedom 2020 Portfolio, VIP Investor Freedom 2025 Portfolio, VIP Investor Freedom 2030 Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of VIP Investor Freedom Income Portfolio, VIP Investor Freedom 2005 Portfolio, VIP Investor Freedom 2010 Portfolio, VIP Investor Freedom 2015 Portfolio, VIP Investor Freedom 2020 Portfolio, VIP Investor Freedom 2025 Portfolio and VIP Investor Freedom 2030 Portfolio (the Funds), each a fund of Variable Insurance Products IV Trust at December 31, 2005, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (here after referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP PricewaterhouseCoopers LLP Boston, Massachusetts February 17, 2006

37 Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each VIP Investor Freedom Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each VIP Investor Freedom Fund’s activities, review contractual arrangements with compa nies that provide services to each VIP Investor Freedom Fund, and review each VIP Freedom Fund’s performance. If the interests of a VIP Investor Freedom Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees and Member of the Advisory Board fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the VIP Investor Freedom Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers, the Trustees, and Member of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 326 funds advised by FMR or an affiliate. Mr. McCoy oversees 328 funds advised by FMR or an affiliate. Mr. Gamper oversees 235 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapac itated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds’ Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Man agement & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of VIP Investor Freedom Income (2005 present), VIP Investor Freedom 2005 (2005 present), VIP Investor Freedom 2010 (2005 present), VIP Investor Freedom 2015 (2005 present), VIP Investor Freedom 2020 (2005 present), VIP Investor Freedom 2025 (2005 present), and VIP Investor Freedom 2030 (2005 present). He also serves as Senior Vice Presi dent of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004 2005), Chief Administrative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

VIP Investor Freedom Portfolios

38

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The De pository Trust Company (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005 present).

Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006 present) or Member of the Advisory Board (2005 present) of other investment compa nies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, includ ing Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He cur rently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corpo ration (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000 present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommunications network surveillance, 2001 2004), and Teletech Holdings (customer management ser vices). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Rich field Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

39 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Pre viously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corpora tion (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunica tions) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Cor poration (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chan cellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16 school system).

Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1998). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management posi tions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chairman of the Executive Committee (2000 2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002 present), and Metalmark Capi tal (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Variable Insuance Products Fund IV. Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

VIP Investor Freedom Portfolios

40

Name, Age; Principal Occupation Boyce I. Greer (49)

Year of Election or Appointment: 2005

Vice President of VIP Investor Freedom Income, VIP Investor Freedom 2005, VIP Investor Freedom 2010, VIP Investor Freedom 2015, VIP Investor Freedom 2020, VIP Investor Freedom 2025, and VIP Investor Freedom 2030. Mr. Greer also serves as Vice President of the Fidelity Select Portfolios (2005 present), certain Asset Allocation Funds (2005 present), a Trustee of other invest ment companies advised by FMR (2003 present), and a member of the FMR senior management team (2005 present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002 2005), Executive Vice President (2000 2002), and Money Market Group Leader (1997 2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity’s Money Market Funds (1997 2002), Senior Vice President of FMR (1997 2002), and Vice President of FIMM (1998 2002).

Ren Y. Cheng (49)

Year of Election or Appointment: 2005

Vice President of VIP Investor Freedom Income, VIP Investor Freedom 2005, VIP Investor Freedom 2010, VIP Investor Freedom 2015, VIP Investor Freedom 2020, VIP Investor Freedom 2025, and VIP Investor Freedom 2030. Mr. Cheng also serves as Vice President of other funds advised by Strategic Advisers, Inc., including Fidelity Advisor Freedom FundsSM and Fidelity Freedom Funds®. Prior to assuming his current responsibilities, Mr. Cheng managed a variety of Fidelity funds. Mr. Cheng also serves as Vice President of FMR (2002), FMR Co., Inc. (2002) and Strategic Advisers, Inc. (2003).

Eric D. Roiter (57)

Year of Election or Appointment: 2005

Secretary of VIP Investor Freedom Income, VIP Investor Freedom 2005, VIP Investor Freedom 2010, VIP Investor Freedom 2015, VIP Investor Freedom 2020, VIP Investor Freedom 2025, and VIP Investor Freedom 2030. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Management & Research (Far East) Inc. (2001 present), and Fidelity Investments Money Management, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998 2005).

Stuart Fross (46)

Year of Election or Appointment: 2005

Assistant Secretary of VIP Investor Freedom Income, VIP Investor Freedom 2005, VIP Investor Freedom 2010, VIP Investor Freedom 2015, VIP Investor Freedom 2020, VIP Investor Freedom 2025, and VIP Investor Freedom 2030. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2005

President, Treasurer, and Anti Money Laundering (AML) officer of VIP Investor Freedom Income, VIP Investor Freedom 2005, VIP Investor Freedom 2010, VIP Investor Freedom 2015, VIP Investor Freedom 2020, VIP Investor Freedom 2025, and VIP Investor Freedom 2030. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at Pricewaterhouse Coopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

Paul M. Murphy (58)

Year of Election or Appointment: 2006

Chief Financial Officer of VIP Freedom Income, VIP Freedom 2005, VIP Freedom 2010, VIP Freedom, 2015, VIP Freedom 2020, VIP Freedom 2025, and VIP Freedom 2030. Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005 present). He also serves as Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2005

Chief Compliance Officer of VIP Investor Freedom Income, VIP Investor Freedom 2005, VIP Investor Freedom 2010, VIP Investor Freedom 2015, VIP Investor Freedom 2020, VIP Investor Freedom 2025, and VIP Investor Freedom 2030. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Invest ments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

41 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation John R. Hebble (47)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Investor Freedom Income, VIP Investor Freedom 2005, VIP Investor Freedom 2010, VIP Investor Freedom 2015, VIP Investor Freedom 2020, VIP Investor Freedom 2025, and VIP Investor Freedom 2030. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002 2003) and Assistant Treasurer of the Scudder Funds (1998 2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Investor Freedom Income, VIP Investor Freedom 2005, VIP Investor Freedom 2010, VIP Investor Freedom 2015, VIP Investor Freedom 2020, VIP Investor Freedom 2025, and VIP Investor Freedom 2030. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Investor Freedom Income, VIP Investor Freedom 2005, VIP Investor Freedom 2010, VIP Investor Freedom 2015, VIP Investor Freedom 2020, VIP Investor Freedom 2025, and VIP Investor Freedom 2030. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monas terio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000 2004).

Kenneth B. Robins (36)

Year of Election or Appointment:2005

Deputy Treasurer of VIP Investor Freedom Income, VIP Investor Freedom 2005, VIP Investor Freedom 2010, VIP Investor Freedom 2015, VIP Investor Freedom 2020, VIP Investor Freedom 2025, and VIP Investor Freedom 2030. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of professional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Com mission (2000 2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Investor Freedom Income, VIP Investor Freedom 2005, VIP Investor Freedom 2010, VIP Investor Freedom 2015, VIP Investor Freedom 2020, VIP Investor Freedom 2025, and VIP Investor Freedom 2030. Mr. Byrnes also serves as Assis tant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Investor Freedom Income, VIP Investor Freedom 2005, VIP Investor Freedom 2010, VIP Investor Freedom 2015, VIP Investor Freedom 2020, VIP Investor Freedom 2025, and VIP Investor Freedom 2030. Mr. Costello also serves as Assis tant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Investor Freedom Income, VIP Investor Freedom 2005, VIP Investor Freedom 2010, VIP Investor Freedom 2015, VIP Investor Freedom 2020, VIP Investor Freedom 2025, and VIP Investor Freedom 2030. Mr. Lydecker also serves as As sistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Investor Freedom Income, VIP Investor Freedom 2005, VIP Investor Freedom 2010, VIP Investor Freedom 2015, VIP Investor Freedom 2020, VIP Investor Freedom 2025, and VIP Investor Freedom 2030. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

VIP Investor Freedom Portfolios

42

Name, Age; Principal Occupation Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Investor Freedom Income, VIP Investor Freedom 2005, VIP Investor Freedom 2010, VIP Investor Freedom 2015, VIP Investor Freedom 2020, VIP Investor Freedom 2025, and VIP Investor Freedom 2030. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Investor Freedom Income, VIP Investor Freedom 2005, VIP Investor Freedom 2010, VIP Investor Freedom 2015, VIP Investor Freedom 2020, VIP Investor Freedom 2025, and VIP Investor Freedom 2030. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Invest ments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

43 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Investor Freedom Income Portfolio
VIP Investor Freedom 2005 Portfolio
VIP Investor Freedom 2010 Portfolio
VIP Investor Freedom 2015 Portfolio
VIP Investor Freedom 2020 Portfolio
VIP Investor Freedom 2025 Portfolio
VIP Investor Freedom 2030 Portfolio

On June 16, 2005, the Board of Trustees, including the independent Trustees (together, the Board), voted to approve the management contracts and administration agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information.

In determining whether to approve the Advisory Contracts for each fund, the Board was aware that shareholders have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that shareholders, with the opportunity to review and weigh the disclosure provided by each fund in its prospectus and other public disclosures, may choose to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, Strategic Advisers, Inc., and FMR (together, the Investment Advisers), including the backgrounds of the funds’ portfolio managers and the funds’ investment objectives and disciplines.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services.

Investment Performance. VIP Investor Freedom Income Portfolio, VIP Investor Freedom 2005 Portfolio, VIP Investor Freedom 2010 Portfolio, VIP Investor Freedom 2015 Portfolio, VIP Investor Freedom 2020 Portfolio, VIP Investor Freedom 2025 Portfolio, and VIP Investor Freedom 2030 Portfolio are new funds and therefore had no historical performance for the Board to review at the time it approved each fund’s Advisory Contracts.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit each fund’s shareholders, particularly in light of the Board’s view that each fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board noted that the funds do not pay the Investment Advisers a manage ment fee for investment advisory services. In its review of each fund’s total expenses, the Board noted that each fund invests in Investor Class of the underlying fund to avoid charging fund paid 12b 1 fees at both fund levels. The Board considered that the funds do not pay transfer agency fees. Instead, Investor Class of each underlying fund bears its pro rata portion of the VIP transfer agency fee according to the percentage of each fund’s assets invested in that underlying fund. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions.

Based on its review, the Board concluded that each fund’s management fee and total expenses were fair and reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. Each of the funds is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of each fund at the time it approved the Advisory Contracts.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the approval of each fund’s Advisory Contracts because under these arrangements the funds would not pay any expenses.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund’s Advisory Contracts should be approved.

VIP Investor Freedom Portfolios

44

45 Annual Report

VIP Investor Freedom Portfolios

46

47 Annual Report

Investment Adviser
Strategic Advisers, Inc.
Boston, MA
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
Mellon Bank, N.A.
Pittsburgh, PA

VIPIFF ANN 0206 1.814507.100

Fidelity® Variable Insurance Products: Natural Resources Portfolio

Annual Report December 31, 2005

Contents

Performance	3	How the fund has done over time.
Management’s Discussion	4	The manager’s review of fund performance, strategy and
		outlook.
Shareholder Expense Example	5	An example of shareholder expenses.
Investment Changes	6	A summary of major shifts in the fund’s investments over the
		past six months.
Investments	7	A complete list of the fund’s investments with their
		market values.
Financial Statements	13	Statements of assets and liabilities, operations, and
		changes in net assets, as well as financial highlights.
Notes	17	Notes to the financial statements.
Report of Independent Registered Public	21
Accounting Firm
Trustees and Officers	22
Distributions	27
Board Approval of Investment Advisory	28
Contracts and Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the
Securities and Exchange Commission’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc. and have been licensed for use by
Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at http://www.sec.gov. The fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund’s portfolio holdings, view the most recent quar terly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

VIP Natural Resources Portfolio 2

VIP Natural Resources Portfolio Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended December 31, 2005	Past 1	Life of
	year	fundA
VIP Natural Resources Portfolio - Initial Class	46.31%	17.22%
VIP Natural Resources Portfolio - Investor ClassB	46.25%	17.21%

A From July 19, 2001.
B The initial offering of Investor Class took place on July 21, 2005. Returns prior to July 21, 2005 are those of Initial Class. If Investor Class’s transfer agent fee had been reflected, returns prior to July 21, 2005 would have been lower.

$10,000 Life of Fund

Let’s say hypothetically that $10,000 was invested in VIP Natural Resources Portfolio Initial Class on July 19, 2001, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor’s 500SM Index (S&P 500®) performed over the same period.

3 Annual Report

VIP Natural Resources Portfolio Management’s Discussion of Fund Performance

Comments from Matthew Friedman, Portfolio Manager of VIP Natural Resources Portfolio

U.S. equity benchmarks generally had positive results for the 12 months ending December 31, 2005, the third consecutive year that stocks finished in the black. Energy and utilities were the two best performing sectors, contributing greatly to the 4.91% gain of the Standard & Poor’s 500SM Index. Elsewhere, the NASDAQ Composite® Index returned 2.13%, while the Dow Jones Industrial AverageSM rose 1.72% . The U.S. economy did not decelerate as much as many had predicted, despite eight short term interest rate hikes, record high energy prices and the devastation caused by Hurricane Katrina. Meanwhile, corporate America notched its 14th consecutive quarter of double digit earnings gains through the third quarter of the year, an unprecedented streak in market history. From a style perspective, large cap stocks ended the six year reign of small caps by a narrow margin, but mid caps finished well ahead of both categories. The gap between growth and value stocks also was relatively narrow, with value gaining a slight edge.

During the past year, the fund beat both the S&P 500® and the Goldman Sachs® Natural Resources Index, which returned 36.61% . (For specific portfolio performance results, please refer to the performance section of this report.) Strong stock selection drove the fund’s outperformance relative to the sector index, including overweighted investments in energy services companies such as National Oilwell Varco that benefited from increased capital spending by oil producers. Also, independent exploration and production (E&P) companies Ultra Petroleum and Range Resources performed well as investors sought their high potential properties. Refiners Premcor which was acquired by Valero Energy and Frontier Oil also boosted relative performance as refining demand outstripped refining capacity, particularly in the aftermath of major hurricanes in the United States. Lastly, the fund’s relative return benefited from underweighting the more defensive integrated oil companies, such as Chevron, Exxon Mobil and Royal Dutch Petroleum. On the other hand, some of our holdings in metals stocks, including Newmont Mining and Apex Silver Mines, detracted from performance, although an investment in Titanium Metals performed very well as demand for the metal was robust. The portfolio’s little to no exposure to Canadian oil sands companies Suncor and Petro Canada also detracted, as these index components performed well in the high oil price environment. Additionally, the fund’s overweighting in paper packaging company Smurfit Stone Container and underweighting in several higher growth E&P names, such as EOG Resources and Burlington Resources, curbed performance relative to the benchmark.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as invest ment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

VIP Natural Resources Portfolio 4

VIP Natural Resources Portfolio Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including manage ment fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2005 to December 31, 2005) for Initial Class and Service Class 2 and for the entire period (July 21, 2005 to December 31, 2005) for Investor Class. The hypo thetical expense Example is based on an investment of $1,000 invested for the one half year period (July 1, 2005 to December 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Ending
	Beginning	Account Value	Expenses Paid
	Account Value	December 31, 2005	During Period
Initial Class
Actual	$ 1,000.00	$ 1,239.50	$ 4.01B
HypotheticalA	$ 1,000.00	$ 1,021.63	$ 3.62C
Service Class 2
Actual	$ 1,000.00	$ 1,238.40	$ 5.47B
HypotheticalA	$ 1,000.00	$ 1,020.32	$ 4.94C
Investor Class
Actual	$ 1,000.00	$ 1,187.30	$ 4.47B
HypotheticalA	$ 1,000.00	$ 1,020.62	$ 4.63C

A 5% return per year before expenses
B Actual expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period) for Initial Class and Service Class 2 and multiplied by 164/365 (to re flect the period July 21, 2005 to December 31, 2005) for Investor Class.
C Hypothetical expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account val ue over the period, multiplied by 184/365 (to reflect the one half year period).

Annualized
Expense Ratio
Initial Class	71%
Service Class 2	97%
Investor Class	91%

55 Annual Report

VIP Natural Resources Portfolio
Investment Changes

Top Ten Stocks as of December 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
National Oilwell Varco, Inc.	6.6	4.9
Halliburton Co.	4.8	4.2
Newmont Mining Corp.	3.6	3.9
ConocoPhillips	3.3	5.4
BJ Services Co.	3.2	1.7
Schlumberger Ltd. (NY Shares)	3.1	5.3
Smith International, Inc.	3.1	3.2
GlobalSantaFe Corp.	2.5	1.8
Chevron Corp.	2.2	0.0
Valero Energy Corp.	2.2	0.0
	34.6

VIP Natural Resources Portfolio 6

VIP Natural Resources Portfolio
Investments December 31, 2005
Showing Percentage of Net Assets

Common Stocks 98.6%
	Shares	Value (Note 1)

CHEMICALS – 0.7%
Diversified Chemicals – 0.4%
Ashland, Inc.	27,600	$ 1,598,040
Fertilizers & Agricultural Chemicals 0.3%
Potash Corp. of Saskatchewan	11,900	952,983
Specialty Chemicals – 0.0%
Tokuyama Corp.	6,000	77,096

TOTAL CHEMICALS		2,628,119

COMMERCIAL SERVICES & SUPPLIES 0.4%
Human Resource & Employment Services – 0.4%
Brunel International NV	29,600	603,773
CDI Corp.	26,300	720,620
		1,324,393

CONSTRUCTION & ENGINEERING – 1.4%
Construction & Engineering – 1.4%
Chicago Bridge & Iron Co. NV (NY Shares)	101,100	2,548,731
Fluor Corp.	24,100	1,861,966
McDermott International, Inc. (a)	15,300	682,533
		5,093,230

CONTAINERS & PACKAGING 0.2%
Paper Packaging – 0.2%
Smurfit Stone Container Corp. (a)	48,879	692,615
ELECTRIC UTILITIES – 0.4%
Electric Utilities – 0.4%
E.ON AG	13,300	1,377,348
ELECTRICAL EQUIPMENT – 0.7%
Heavy Electrical Equipment – 0.7%
ABB Ltd. sponsored ADR (a)	100,000	972,000
Areva (investment certificates)(non vtg.)	100	48,005
Vestas Wind Systems AS (a)	92,400	1,517,518
		2,537,523

ENERGY EQUIPMENT & SERVICES – 33.0%
Oil & Gas Drilling – 7.3%
Cathedral Energy Services Income Trust	57,200	585,506
Diamond Offshore Drilling, Inc.	28,600	1,989,416
ENSCO International, Inc.	38,300	1,698,605
GlobalSantaFe Corp.	190,900	9,191,835
Nabors Industries Ltd. (a)	12,200	924,150
Noble Corp.	44,030	3,105,876
Patterson UTI Energy, Inc.	77,900	2,566,805
Pride International, Inc. (a)	106,400	3,271,800
Rowan Companies, Inc.	27,200	969,408
Stoneham Drilling Trust	26,400	579,072
TODCO Class A	35,200	1,339,712
Transocean, Inc. (a)	11,900	829,311
		27,051,496

See accompanying notes which are an integral part of the financial statements.
	7	Annual Report

7

VIP Natural Resources Portfolio
Investments - continued

	Shares	Value (Note 1)
Oil & Gas Equipment & Services 25.7%
Baker Hughes, Inc.	94,980	$ 5,772,884
BJ Services Co.	328,200	12,035,094
Cooper Cameron Corp. (a)	16,600	687,240
Core Laboratories NV (a)	37,300	1,393,528
Dawson Geophysical Co. (a)	41,800	1,288,276
FMC Technologies, Inc. (a)	1,300	55,796
Global Industries Ltd. (a)	2,700	30,645
Grant Prideco, Inc. (a)	70,400	3,106,048
Halliburton Co.	284,300	17,615,228
Hydril Co. (a)	12,600	788,760
Maverick Tube Corp. (a)	1,400	55,804
NATCO Group, Inc. Class A (a)	18,200	372,372
National Oilwell Varco, Inc. (a)	388,714	24,372,366
Oil States International, Inc. (a)	2,200	69,696
RPC, Inc.	50,100	1,319,634
Savanna Energy Services Corp. (a)	60,800	1,495,746
Schlumberger Ltd. (NY Shares)	119,460	11,605,539
Smith International, Inc.	312,680	11,603,555
Veritas DGC, Inc. (a)	42,800	1,518,972
Weatherford International Ltd. (a)	1,200	43,440
		95,230,623

TOTAL ENERGY EQUIPMENT & SERVICES		122,282,119

FOOD PRODUCTS – 0.0%
Agricultural Products – 0.0%
Global Bio Chem Technology Group Co. Ltd.	46,000	20,171
GAS UTILITIES 0.4%
Gas Utilities 0.4%
Questar Corp.	21,100	1,597,270
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 0.7%
Independent Power & Energy Trade 0.7%
AES Corp. (a)	51,400	813,662
TXU Corp.	35,000	1,756,650
		2,570,312

INSURANCE – 0.0%
Property & Casualty Insurance 0.0%
Navigators Group, Inc. (a)	4,400	191,884
IT SERVICES – 0.2%
IT Consulting & Other Services – 0.2%
Telvent GIT SA (a)	68,800	760,240
MACHINERY – 1.8%
Construction & Farm Machinery & Heavy Trucks – 1.8%
Bucyrus International, Inc. Class A	103,800	5,470,260
Joy Global, Inc.	28,350	1,134,000
		6,604,260

See accompanying notes which are an integral part of the financial statements.
VIP Natural Resources Portfolio	8

Common Stocks continued
	Shares	Value (Note 1)

MARINE 0.7%
Marine – 0.7%
Camillo Eitzen & Co. ASA	56,400	$ 585,314
Odfjell ASA (A Shares)	35,900	729,166
Stolt Nielsen SA	42,600	1,411,558
		2,726,038

METALS & MINING 12.8%
Aluminum – 2.0%
Alcan, Inc.	520	21,363
Alcoa, Inc.	240,390	7,108,332
Aleris International, Inc. (a)	9,000	290,160
Century Aluminum Co. (a)	1,100	28,831
		7,448,686
Diversified Metals & Mining – 3.1%
Birch Mountain Resources Ltd. (a)	122,800	878,840
Freeport McMoRan Copper & Gold, Inc. Class B	840	45,192
Grupo Mexico SA de CV Series B	354,870	827,724
Phelps Dodge Corp.	8,400	1,208,508
RTI International Metals, Inc. (a)	45,400	1,722,930
Teck Cominco Ltd. Class B (sub. vtg.)	48,900	2,609,991
Titanium Metals Corp. (a)(d)	61,100	3,865,186
VSMPO AVISMA Corp. warrants
(UBS Warrant Programme) 10/28/06 (a)	3,425	482,411
		11,640,782
Gold – 5.0%
Bema Gold Corp. (a)	601,600	1,743,918
Eldorado Gold Corp. (a)	523,400	2,561,736
Newmont Mining Corp.	254,700	13,600,980
Placer Dome, Inc.	33,300	762,501
		18,669,135
Precious Metals & Minerals – 1.5%
Apex Silver Mines Ltd. (a)	204,300	3,248,370
Industrias Penoles SA de CV	190,400	1,056,355
Stillwater Mining Co. (a)	99,100	1,146,587
		5,451,312
Steel 1.2%
Companhia Vale do Rio Doce sponsored ADR	1,000	41,140
Hitachi Metals Ltd.	15,000	163,861
Oregon Steel Mills, Inc. (a)	93,400	2,747,828
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN A) (a)	59,900	1,424,300
		4,377,129

TOTAL METALS & MINING		47,587,044

	Shares	Value (Note 1)

OIL, GAS & CONSUMABLE FUELS 44.9%
Coal & Consumable Fuels 6.9%
Arch Coal, Inc.	58,100	$ 4,618,950
Cameco Corp.	69,700	4,424,036

See accompanying notes which are an integral part of the financial statements.
	9	Annual Report

VIP Natural Resources Portfolio
Investments - continued

	Shares	Value (Note 1)

CONSOL Energy, Inc.	117,400	7,652,132
International Coal Group, Inc. (a)	150,100	1,425,950
Peabody Energy Corp.	90,600	7,467,252
USEC, Inc.	900	10,755
		25,599,075
Integrated Oil & Gas 13.5%
Amerada Hess Corp.	50,600	6,417,092
BG Group PLC sponsored ADR	109,700	5,448,799
BP PLC sponsored ADR	81,040	5,204,389
Chevron Corp.	146,600	8,322,482
ConocoPhillips	207,962	12,099,229
ENI Spa sponsored ADR	100	13,946
Exxon Mobil Corp.	52,800	2,965,776
MOL Magyar Olay es Gazipari RT Series A (For. Reg.)	1,700	158,957
Occidental Petroleum Corp.	53,300	4,257,604
OMV AG	40,965	2,400,573
Total SA sponsored ADR	20,620	2,606,368
		49,895,215
Oil & Gas Exploration & Production – 17.8%
Anadarko Petroleum Corp	7,700	729,575
Apache Corp.	22,800	1,562,256
Blackrock Ventures, Inc. (a)	43,800	433,272
Burlington Resources, Inc.	71,000	6,120,200
Cabot Oil & Gas Corp.	42,200	1,903,220
Canadian Natural Resources Ltd.	142,500	7,064,019
Chesapeake Energy Corp.	210,000	6,663,300
Comstock Resources, Inc. (a)	11,100	338,661
Denbury Resources, Inc. (a)	27,400	624,172
Devon Energy Corp.	14,400	900,576
EnCana Corp.	48,036	2,171,754
EOG Resources, Inc.	23,400	1,716,858
Forest Oil Corp. (a)	55,500	2,529,135
Gastar Exploration Ltd. (a)	206,600	755,279
Goodrich Petroleum Corp. (a)	63,200	1,589,480
Houston Exploration Co. (a)	53,000	2,798,400
Kerr McGee Corp.	11,900	1,081,234
Newfield Exploration Co. (a)	27,000	1,351,890
Nexen, Inc.	1,100	52,438
Pioneer Natural Resources Co.	900	46,143
Plains Exploration & Production Co. (a)	121,300	4,819,249
Pogo Producing Co.	700	34,867
Quicksilver Resources, Inc. (a)	49,550	2,081,596
Range Resources Corp.	133,800	3,524,292
Sasol Ltd. sponsored ADR	9,800	349,272
Southwestern Energy Co. (a)	1,000	35,940
Talisman Energy, Inc.	129,100	6,840,618

See accompanying notes which are an integral part of the financial statements.
VIP Natural Resources Portfolio	10

Common Stocks continued
	Shares	Value (Note 1)

OIL, GAS & CONSUMABLE FUELS CONTINUED
Oil & Gas Exploration & Production – continued
Ultra Petroleum Corp. (a)	115,700	$ 6,456,060
XTO Energy, Inc.	32,900	1,445,626
		66,019,382
Oil & Gas Refining & Marketing – 5.5%
ERG Spa	5,100	122,504
Frontier Oil Corp.	67,800	2,544,534
Holly Corp.	25,600	1,507,072
Neste Oil Oyj	42,900	1,212,798
Polski Koncern Naftowy Orlen SA	60,600	1,169,654
Sunoco, Inc.	51,500	4,036,570
Tesoro Corp.	22,900	1,409,495
Tupras Turkiye Petrol Rafinerileri AS	20,000	367,271
Valero Energy Corp.	154,924	7,994,078
World Fuel Services Corp.	5,400	182,088
		20,546,064
Oil & Gas Storage & Transport 1.2%
OMI Corp.	152,000	2,758,800
Overseas Shipholding Group, Inc.	30,600	1,541,934
Williams Companies, Inc.	2,200	50,974
		4,351,708

TOTAL OIL, GAS & CONSUMABLE FUELS		166,411,444

PAPER & FOREST PRODUCTS – 0.1%
Forest Products – 0.1%
Canfor Corp. (a)	184	2,126
Sino Forest Corp. (a)	134,700	572,378
		574,504

	Shares	Value (Note 1)

TRADING COMPANIES & DISTRIBUTORS – 0.2%
Trading Companies & Distributors – 0.2%
UAP Holding Corp.	33,100	$ 675,902
TOTAL COMMON STOCKS
(Cost $288,030,391)		365,654,416

See accompanying notes which are an integral part of the financial statements.

11 Annual Report

11

VIP Natural Resources Portfolio
Investments - continued

	Shares	Value (Note 1)

Money Market Funds 2.3%
Fidelity Cash Central Fund, 4.28% (b)	5,234,315	5,234,315
Fidelity Securities Lending Cash Central Fund, 4.35% (b)(c)	3,491,375	3,491,375
TOTAL MONEY MARKET FUNDS
(Cost $8,725,690)		8,725,690

TOTAL INVESTMENT PORTFOLIO 100.9%
(Cost $296,756,081)		374,380,106

NET OTHER ASSETS (0.9)%		(3,400,104)
NET ASSETS 100%	$ 370,980,002

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding income received by the fund from the affiliated Central funds during the period is as follows:

Fund	Income received
Fidelity Cash Central Fund	$ 210,591
Fidelity Securities Lending Cash Central Fund	54,056
Total	$ 264,647

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	71.3%
Canada	10.9%
Cayman Islands	4.2%
Netherlands Antilles	3.1%
United Kingdom	2.9%
Netherlands	1.3%
Others (individually less than 1%)	6.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

VIP Natural Resources Portfolio 12

VIP Natural Resources Portfolio

Financial Statements

Statement of Assets and Liabilities
	December 31, 2005

Assets
Investment in securities, at value
(including securities loaned of $3,333,802) — See accompanying schedule:
Unaffiliated issuers (cost $288,030,391)	$ 365,654,416
Affiliated Central Funds (cost $8,725,690)	8,725,690
Total Investments (cost $296,756,081)		$374,380,106
Receivable for fund shares sold		193,253
Dividends receivable		310,567
Interest receivable		19,581
Prepaid expenses		1,216
Other receivables		67,011
Total assets		374,971,734

Liabilities
Payable for investments purchased	$ 29,563
Payable for fund shares redeemed	217,719
Accrued management fee	175,631
Distribution fees payable	4,120
Other affiliated payables	31,657
Other payables and accrued expenses	41,667
Collateral on securities loaned, at value	3,491,375
Total liabilities		3,991,732

Net Assets		$370,980,002
Net Assets consist of:
Paid in capital		$289,977,190
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		3,379,025
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		77,623,787
Net Assets		$370,980,002
Initial Class:
Net Asset Value, offering price
and redemption price
per share ($334,367,595 ÷ 17,669,987 shares)		$18.92
Service Class 2:
Net Asset Value, offering price
and redemption price
per share ($20,210,661 ÷ 1,069,608 shares)		$18.90
Investor Class:
Net Asset Value, offering price
and redemption price
per share ($16,401,746 ÷ 867,514 shares)		$18.91

See accompanying notes which are an integral part of the financial statements.

13 Annual Report

VIP Natural Resources Portfolio
Financial Statements - continued

Statement of Operations
	Year ended December 31, 2005

Investment Income
Dividends		$2,823,827
Interest		247
Income from affiliated Central Funds		264,647
Total income		3,088,721

Expenses
Management fee	$ 1,434,953
Transfer agent fees	178,932
Distribution fees	15,515
Accounting and security lending fees
	95,085
Independent trustees’ compensation	1,024
Custodian fees and expenses	41,809
Audit	41,224
Legal	2,741
Miscellaneous	23,053
Total expenses before reductions	1,834,336
Expense reductions	(148,398)	1,685,938

Net investment income (loss)		1,402,783
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	21,414,462
Investment not meeting investment restrictions	(10,473)
Foreign currency transactions	(30,106)
Payment from investment advisor for loss on investment not meeting investment restrictions	10,473
Total net realized gain (loss)		21,384,356
Change in net unrealized appreciation (depreciation) on:
Investment securities	62,078,710
Assets and liabilities in foreign currencies	(424)
Total change in net unrealized appreciation (depreciation)		62,078,286
Net gain (loss)		83,462,642
Net increase (decrease) in net assets resulting from operations		$84,865,425

See accompanying notes which are an integral part of the financial statements.
VIP Natural Resources Portfolio	14

Statement of Changes in Net Assets
				Year ended	Year ended
				December 31,	December 31,
				2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)				$1,402,783	$555,603
Net realized gain (loss)				21,384,356	3,910,059
Change in net unrealized appreciation (depreciation)				62,078,286	11,069,847
Net increase (decrease) in net assets resulting from operations				84,865,425	15,535,509
Distributions to shareholders from net investment income				(1,478,904)	(592,299)
Distributions to shareholders from net realized gain				(17,250,199)	—
Total distributions				(18,729,103)	(592,299)
Share transactions - net increase (decrease)				178,824,579	79,113,081
Redemption fees				237,972	101,073
Total increase (decrease) in net assets				245,198,873	94,157,364

Net Assets
Beginning of period				125,781,129	31,623,765
End of period (including undistributed net investment income of $0 and undistributed net investment income of $0,
respectively)				$370,980,002	$125,781,129

Financial Highlights Initial Class
Years ended December 31,	2005	2004	2003	2002	2001F
Selected Per Share Data
Net asset value, beginning of period	$ 13.62	$ 11.04	$ 8.49	$ 9.68	$ 10.00
Income from Investment Operations
Net investment income (loss)E	10.10		.05	.06	.02
Net realized and unrealized gain (loss)	6.20	2.53	2.54	(1.20)	(.35)
Total from investment operations	6.30	2.63	2.59	(1.14)	(.33)
Distributions from net investment income	(.08)	(.07)	(.05)	(.07)	(.01)
Distributions from net realized gain	(.94)	—	—	—	—
Total distributions	(1.02)	(.07)	(.05)	(.07)	(.01)
Redemption fees added to paid in capitalE	02.02		.01	.02	.02
Net asset value, end of period	$ 18.92	$ 13.62	$ 11.04	$ 8.49	$ 9.68
Total ReturnB,C,D	46.31%	23.96%	30.61%	(11.58)%	(3.10)%
Ratios to Average Net AssetsG
Expenses before reductions	72%	.78%	1.26%	1.10%	2.11%A
Expenses net of fee waivers, if any	72%	.78%	1.26%	1.10%	1.50%A
Expenses net of all reductions	66%	.74%	1.25%	1.08%	1.44%A
Net investment income (loss)	56%	.80%	.56%	.70%	.49%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 334,368	$ 125,781	$ 31,624	$ 20,537	$ 12,326
Portfolio turnover rate	107%	87%	73%	83%	129%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown.
E Calculated based on average shares outstanding during the period.
F For the period July 19, 2001 (commencement of operations) to December 31, 2001.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

15 Annual Report

Financial Highlights Service Class 2

Year ended December 31,	2005F
Selected Per Share Data
Net asset value, beginning of period	$ 15.80
Income from Investment Operations
Net investment income (loss)E	04
Net realized and unrealized gain (loss)	4.04
Total from investment operations	4.08
Distributions from net investment income	(.07)
Distributions from net realized gain	(.92)
Total distributions	(.99)
Redemption fees added to paid in capitalE	01
Net asset value, end of period	$ 18.90
Total ReturnB,C,D	25.80%
Ratios to Average Net AssetsG
Expenses before reductions	97%A
Expenses net of fee waivers, if any	97%A
Expenses net of all reductions	91%A
Net investment income (loss)	31%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,211
Portfolio turnover rate	107%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown.
E Calculated based on average shares outstanding during the period.
F For the period April 6, 2005 (commencement of sale of shares) to December 31, 2005.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights Investor Class

Year ended December 31,	2005F
Selected Per Share Data
Net asset value, beginning of period	$ 16.76
Income from Investment Operations
Net investment income (loss)E	03
Net realized and unrealized gain (loss)	3.11
Total from investment operations	3.14
Distributions from net investment income	(.08)
Distributions from net realized gain	(.92)
Total distributions	(1.00)
Redemption fees added to paid in capitalE	01
Net asset value, end of period	$ 18.91
Total ReturnB,C,D	18.73%
Ratios to Average Net AssetsG
Expenses before reductions	91%A
Expenses net of fee waivers, if any	91%A
Expenses net of all reductions	85%A
Net investment income (loss)	37%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,402
Portfolio turnover rate	107%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown.
E Calculated based on average shares outstanding during the period.
F For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.
VIP Natural Resources Portfolio	16

Notes to Financial Statements For the period ended December 31, 2005

1. Significant Accounting Policies.

VIP Natural Resources Portfolio (the fund) is a non diversified fund of Variable Insurance Products Fund IV (the trust) (referred to in this report as VIP Natural Resources Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class 2 shares, and Investor Class shares. The fund commenced sale of Service Class 2 and Investor Class shares on April 6, 2005 and July 21, 2005, respectively. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transac tions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Pur chases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

17 Annual Report

Notes to Financial Statements continued
1. Significant Accounting Policies continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distrib uting all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$80,820,815
Unrealized depreciation	(3,751,426)
Net unrealized appreciation (depreciation)	77,069,389
Undistributed ordinary income	2,847,326
Undistributed long term capital gain	1,086,098

Cost for federal income tax purposes	$297,310,717

The tax character of distributions paid was as follows:

	December 31, 2005	December 31, 2004
Ordinary Income	$13,373,526	$548,630
Long term Capital Gains	5,355,577	43,669
Total	$18,729,103	$592,299

Trading (Redemption) Fees. Initial Class shares, Service Class 2 shares and Investor Class shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $423,101,744 and $264,217,275, respectively.

The Fund realized a loss on the sale of an investment not meeting the investment restrictions of the fund. The loss was fully reimbursed by the Fund’s investment advisor.

VIP Natural Resources Portfolio

18

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly manage ment fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted a separate 12b 1 Plan for Service Class 2 shares. Service Class 2 pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .25% of Service Class 2’s average net assets.

For the period, Service Class 2 paid FDC $15,515, all of which was re allowed to insurance companies for the distribution of shares and providing shareholder support services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund’s transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset based fee with respect to each class. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of ..07% of their month end net assets. Investor Class pays an asset based transfer agent fee of .18% of its month end net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$168,848
Service Class 2	4,705
Investor Class	5,379
$178,932

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $9,610 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Net income from lending portfolio securities during the period amounted to $54,056.

19 Annual Report

Notes to Financial Statements continued
7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $148,398 for the period.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 95% of the total outstanding shares of the fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended December 31,
	2005A,B	2004
From net investment income
Initial Class	$ 1,343,474	$592,299
Service Class 2	71,612	—
Investor Class	63,818	—
Total	$ 1,478,904	$592,299
From net realized gain
Initial Class	$ 15,601,628	$—
Service Class 2	941,185	—
Investor Class	707,386	—
Total	$ 17,250,199	$—

A Distributions for Service Class 2 are for the period April 6, 2005 (commencement of sale of shares) to December 31, 2005.
B Distributions for Investor Class are for the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended December 31,		Years ended December 31,
	2005A,B	2004	2005A,B	2004
Initial Class
Shares sold	11,239,675	7,384,923	$ 187,039,778	$91,406,678
Reinvestment of distributions	885,881	43,392	16,945,102	592,299
Shares redeemed	(3,689,662)	(1,058,987)	(60,940,355)	(12,885,896)
Net increase (decrease)	8,435,894	6,369,328	$ 143,044,525	$79,113,081
Service Class 2
Shares sold	1,150,550	—	$ 20,814,905	$—
Reinvestment of distributions	52,860	—	1,012,797	—
Shares redeemed	(133,802)		(2,529,981)	—
Net increase (decrease)	1,069,608	—	$ 19,297,721	$—
Investor Class
Shares sold	842,330	—	$ 15,997,464	$—
Reinvestment of distributions	40,230	—	771,205	—
Shares redeemed	(15,046)	—	(286,336)	—
Net increase (decrease)	867,514	—	$ 16,482,333	$—

A Share transactions for Service Class 2 are for the period April 6, 2005 (commencement of sale of shares) to December 31, 2005.
B Share transactions for Investor Class are for the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

VIP Natural Resources Portfolio

20

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund IV and the Shareholders of VIP Natural Resources Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of VIP Natural Resources Portfo lio (a fund of Variable Insurance Products Fund IV) at December 31, 2005 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the VIP Natural Resources Portfolio’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP PricewaterhouseCoopers LLP Boston, Massachusetts February 14, 2006

21 Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund’s activities, review contractual arrangements with companies that provide services to the fund, and review the fund’s performance. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 326 funds advised by FMR or an affiliate. Mr. McCoy oversees 328 funds advised by FMR or an affiliate. Mr. Gamper oversees 235 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become inca pacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Man agement & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of VIP Natural Resources (2005 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004 2005), Chief Administrative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

VIP Natural Resources Portfolio

22

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Invest ments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005 present).

Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006 present) or Member of the Advisory Board (2005 present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, includ ing Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He cur rently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corpo ration (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000 present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommunications network surveillance, 2001 2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

23 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Pre viously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corpora tion (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunica tions) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Cor poration (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chan cellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16 school system).

Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1998). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chairman of the Executive Committee (2000 2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommu nications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002 present), and Metalmark Capital (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

VIP Natural Resources Portfolio

24

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Variable Insurance Products Fund IV. Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (52)

Year of Election or Appointment: 2005

Vice President of VIP Natural Resources. Mr. Churchill also serves as Vice President of certain Equity Funds (2005 present) and certain High Income Funds (2005 present). Previously, he served as Head of Fidelity’s Fixed Income Division (2000 2005), Vice President of Fidelity’s Money Market Funds (2000 2005), Vice President of Fidelity’s Bond Funds, and Senior Vice President of FIMM (2000) and FMR. Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed Income Investments.

Eric D. Roiter (57)

Year of Election or Appointment: 2001

Secretary of VIP Natural Resources. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Management & Research (Far East) Inc. (2001 present), and Fidelity Investments Money Management, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998 2005).

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of VIP Natural Resources. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President, Treasurer, and Anti Money Laundering (AML) officer of VIP Natural Resources. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

Paul M. Murphy (58)

Year of Election or Appointment: 2005

Chief Financial Officer of VIP Natural Resources. Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005 present). He also serves as Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of VIP Natural Resources. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

25 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation John R. Hebble (47)

Year of Election or Appointment: 2003

Deputy Treasurer of VIP Natural Resources. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002 2003) and Assistant Treasurer of the Scudder Funds (1998 2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Natural Resources. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of VIP Natural Resources. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000 2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Natural Resources. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a part ner in KPMG’s department of professional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Natural Resources. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 2001

Assistant Treasurer of VIP Natural Resources. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of VIP Natural Resources. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2002

Assistant Treasurer of VIP Natural Resources. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Natural Resources. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Natural Resources. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds

(2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

VIP Natural Resources Portfolio

26

Distributions

The Board of Trustees of VIP Natural Resources Portfolio voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Capital Gains
Initial Class	2/10/06	2/10/06	$0.19
Investor Class	2/10/06	2/10/06	$0.19

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2005, $6,322,924, or, if subsequently determined to be different, the net capital gain of such year.

Initial Class and Investor Class designates 12% of the dividend distributed during the fiscal year as qualifying for the dividends received deduc tion for corporate shareholders.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

27 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Natural Resources Portfolio

Each year, typically in July, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and indepen dent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the manage ment fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity’s fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the background of the fund’s portfolio manager and the fund’s investment objective and discipline. The independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Invest ment Advisers’ investment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitor ing of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of “soft” commission dollars to pay for research services. The Board also considered that Fidelity voluntarily decided in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources. The Board also considered the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to account information and market informa tion through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. The Board noted that, since the last Advisory Contract renewals in July 2004, Fidelity has taken a number of actions that benefited particular

VIP Natural Resources Portfolio

28

funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund’s absolute investment performance, as well as the fund’s relative investment performance measured against (i) a Goldman Sachs index that reflects the market sector in which the fund invests, and (ii) a peer group of mutual funds over multiple periods. Because the fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one and three year periods ended December 31, 2004, the returns of Initial Class of the fund, the returns of a Goldman Sachs index (“bench mark”), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. (The fund did not offer Service Class 2 as of December 31, 2004.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of Initial Class.

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the third quartile for the one and three year periods. The Board also stated that the relative investment performance of the fund was lower than its benchmark over time. The Board discussed with FMR actions to be taken by FMR to improve the fund’s disappointing performance.

The Board has had thorough discussions with FMR throughout the year about the Board’s and FMR’s concerns about equity research, equity fund performance, and compliance with internal policies governing gifts and entertainment. FMR has taken steps that it believes will refocus and strengthen equity research and equity portfolio management and compliance. The Board noted with favor FMR’s recent reorganization of its senior management team and FMR’s plans to dedicate additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund’s shareholders, particularly in light of the Board’s view that the fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board’s management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above,

29 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund’s. For example, a TMG % of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The “Asset Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which the fund’s management fee ranked, is also included in the chart and considered by the Board.

The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004.

Based on its review, the Board concluded that the fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund’s total expenses, the Board considered the fund’s management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund’s total expenses ranked below its competitive median for 2004.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund’s total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the busi ness of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After

VIP Natural Resources Portfolio

30

considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the fund’s business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and deter mined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund’s management contract incorporates a “group fee” structure, which provides for lower fee rates as total fund assets under FMR’s management increase, and for higher fee rates as total fund assets under FMR’s management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity’s costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR’s management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) equity fund transfer agency fees; (ii) Fidelity’s fund profitability methodology and the impact of various changes in the methodology over time; (iii) benefits to shareholders from economies of scale; (iv) composition and characteristics of various fund and industry data used in comparisons; and (v) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the exist ing advisory fee structures are fair and reasonable, and that the fund’s existing Advisory Contracts should be renewed.

31 Annual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Limited
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
State Street Bank & Trust Co.
Quincy, MA

VNRIC ANN 0206 1.817379.100

Fidelity® Variable Insurance Products: Natural Resources Portfolio: Service Class 2

Annual Report December 31, 2005

Contents

Performance	3	How the fund has done over time.
Management’s Discussion	4	The manager’s review of fund performance, strategy and
		outlook.
Shareholder Expense Example	5	An example of shareholder expenses.
Investment Changes	6	A summary of major shifts in the fund’s investments over the
		past six months.
Investments	7	A complete list of the fund’s investments with their
		market values.
Financial Statements	13	Statements of assets and liabilities, operations, and
		changes in net assets, as well as financial highlights.
Notes	17	Notes to the financial statements.
Report of Independent Registered Public	21
Accounting Firm
Trustees and Officers	22
Distributions	27
Board Approval of Investment Advisory	28
Contracts and Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the
Securities and Exchange Commission’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc. and have been licensed for use by
Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at http://www.sec.gov. The fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund’s portfolio holdings, view the most recent quar terly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

VIP Natural Resources Portfolio 2

VIP Natural Resources Portfolio Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended December 31, 2005	Past 1	Life of
	year	fundA
VIP Natural Resources Service Class 2B	46.09%	17.18%

A From July 19, 2001.
B The initial offering of Service Class 2 shares took place on April 6, 2005. Performance for Service Class 2 shares reflects an asset based service fee (12b 1 fee). Returns prior to
April 6, 2005 are those of Initial Class and do not include the effects of Service Class 2’s 12b 1 fee. Had Service Class 2’s 12b 1 fee been reflected, returns prior to April 6, 2005 would have been lower.

$10,000 Life of Fund

Let’s say hypothetically that $10,000 was invested in VIP Natural Resources Portfolio Service Class 2 on July 19, 2001, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor’s 500SM Index (S&P 500®) performed over the same period.

3 Annual Report

VIP Natural Resources Portfolio Management’s Discussion of Fund Performance

Comments from Matthew Friedman, Portfolio Manager of VIP Natural Resources Portfolio

U.S. equity benchmarks generally had positive results for the 12 months ending December 31, 2005, the third consecutive year that stocks finished in the black. Energy and utilities were the two best performing sectors, contributing greatly to the 4.91% gain of the Standard & Poor’s 500SM Index. Elsewhere, the NASDAQ Composite® Index returned 2.13%, while the Dow Jones Industrial AverageSM rose 1.72% . The U.S. economy did not decelerate as much as many had predicted, despite eight short term interest rate hikes, record high energy prices and the devastation caused by Hurricane Katrina. Meanwhile, corporate America notched its 14th consecutive quarter of double digit earnings gains through the third quarter of the year, an unprecedented streak in market history. From a style perspective, large cap stocks ended the six year reign of small caps by a narrow margin, but mid caps finished well ahead of both categories. The gap between growth and value stocks also was relatively narrow, with value gaining a slight edge.

During the past year, the fund beat both the S&P 500® and the Goldman Sachs® Natural Resources Index, which returned 36.61% . (For specific portfolio performance results, please refer to the performance section of this report.) Strong stock selection drove the fund’s outperformance relative to the sector index, including overweighted investments in energy services companies such as National Oilwell Varco that benefited from increased capital spending by oil producers. Also, independent exploration and production (E&P) companies Ultra Petroleum and Range Resources performed well as investors sought their high potential properties. Refiners Premcor which was acquired by Valero Energy and Frontier Oil also boosted relative performance as refining demand outstripped refining capacity, particularly in the aftermath of major hurricanes in the United States. Lastly, the fund’s relative return benefited from underweighting the more defensive integrated oil companies, such as Chevron, Exxon Mobil and Royal Dutch Petroleum. On the other hand, some of our holdings in metals stocks, including Newmont Mining and Apex Silver Mines, detracted from performance, although an investment in Titanium Metals performed very well as demand for the metal was robust. The portfolio’s little to no exposure to Canadian oil sands companies Suncor and Petro Canada also detracted, as these index components performed well in the high oil price environment. Additionally, the fund’s overweighting in paper packaging company Smurfit Stone Container and underweighting in several higher growth E&P names, such as EOG Resources and Burlington Resources, curbed performance relative to the benchmark.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as invest ment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

VIP Natural Resources Portfolio 4

VIP Natural Resources Portfolio Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including manage ment fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2005 to December 31, 2005) for Initial Class and Service Class 2 and for the entire period (July 21, 2005 to December 31, 2005) for Investor Class. The hypo thetical expense Example is based on an investment of $1,000 invested for the one half year period (July 1, 2005 to December 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Ending
	Beginning	Account Value	Expenses Paid
	Account Value	December 31, 2005	During Period
Initial Class
Actual	$ 1,000.00	$ 1,239.50	$ 4.01B
HypotheticalA	$ 1,000.00	$ 1,021.63	$ 3.62C
Service Class 2
Actual	$ 1,000.00	$ 1,238.40	$ 5.47B
HypotheticalA	$ 1,000.00	$ 1,020.32	$ 4.94C
Investor Class
Actual	$ 1,000.00	$ 1,187.30	$ 4.47B
HypotheticalA	$ 1,000.00	$ 1,020.62	$ 4.63C

A 5% return per year before expenses
B Actual expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period) for Initial Class and Service Class 2 and multiplied by 164/365 (to re flect the period July 21, 2005 to December 31, 2005) for Investor Class.
C Hypothetical expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account val ue over the period, multiplied by 184/365 (to reflect the one half year period).

Annualized
Expense Ratio
Initial Class	71%
Service Class 2	97%
Investor Class	91%

55 Annual Report

VIP Natural Resources Portfolio
Investment Changes

Top Ten Stocks as of December 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
National Oilwell Varco, Inc.	6.6	4.9
Halliburton Co.	4.8	4.2
Newmont Mining Corp.	3.6	3.9
ConocoPhillips	3.3	5.4
BJ Services Co.	3.2	1.7
Schlumberger Ltd. (NY Shares)	3.1	5.3
Smith International, Inc.	3.1	3.2
GlobalSantaFe Corp.	2.5	1.8
Chevron Corp.	2.2	0.0
Valero Energy Corp.	2.2	0.0
	34.6

VIP Natural Resources Portfolio 6

VIP Natural Resources Portfolio
Investments December 31, 2005
Showing Percentage of Net Assets

Common Stocks 98.6%
	Shares	Value (Note 1)

CHEMICALS – 0.7%
Diversified Chemicals – 0.4%
Ashland, Inc.	27,600	$ 1,598,040
Fertilizers & Agricultural Chemicals 0.3%
Potash Corp. of Saskatchewan	11,900	952,983
Specialty Chemicals – 0.0%
Tokuyama Corp.	6,000	77,096

TOTAL CHEMICALS		2,628,119

COMMERCIAL SERVICES & SUPPLIES 0.4%
Human Resource & Employment Services – 0.4%
Brunel International NV	29,600	603,773
CDI Corp.	26,300	720,620
		1,324,393

CONSTRUCTION & ENGINEERING – 1.4%
Construction & Engineering – 1.4%
Chicago Bridge & Iron Co. NV (NY Shares)	101,100	2,548,731
Fluor Corp.	24,100	1,861,966
McDermott International, Inc. (a)	15,300	682,533
		5,093,230

CONTAINERS & PACKAGING 0.2%
Paper Packaging – 0.2%
Smurfit Stone Container Corp. (a)	48,879	692,615
ELECTRIC UTILITIES – 0.4%
Electric Utilities – 0.4%
E.ON AG	13,300	1,377,348
ELECTRICAL EQUIPMENT – 0.7%
Heavy Electrical Equipment – 0.7%
ABB Ltd. sponsored ADR (a)	100,000	972,000
Areva (investment certificates)(non vtg.)	100	48,005
Vestas Wind Systems AS (a)	92,400	1,517,518
		2,537,523

ENERGY EQUIPMENT & SERVICES – 33.0%
Oil & Gas Drilling – 7.3%
Cathedral Energy Services Income Trust	57,200	585,506
Diamond Offshore Drilling, Inc.	28,600	1,989,416
ENSCO International, Inc.	38,300	1,698,605
GlobalSantaFe Corp.	190,900	9,191,835
Nabors Industries Ltd. (a)	12,200	924,150
Noble Corp.	44,030	3,105,876
Patterson UTI Energy, Inc.	77,900	2,566,805
Pride International, Inc. (a)	106,400	3,271,800
Rowan Companies, Inc.	27,200	969,408
Stoneham Drilling Trust	26,400	579,072
TODCO Class A	35,200	1,339,712
Transocean, Inc. (a)	11,900	829,311
		27,051,496

See accompanying notes which are an integral part of the financial statements.
	7	Annual Report

7

VIP Natural Resources Portfolio
Investments - continued

	Shares	Value (Note 1)
Oil & Gas Equipment & Services 25.7%
Baker Hughes, Inc.	94,980	$ 5,772,884
BJ Services Co.	328,200	12,035,094
Cooper Cameron Corp. (a)	16,600	687,240
Core Laboratories NV (a)	37,300	1,393,528
Dawson Geophysical Co. (a)	41,800	1,288,276
FMC Technologies, Inc. (a)	1,300	55,796
Global Industries Ltd. (a)	2,700	30,645
Grant Prideco, Inc. (a)	70,400	3,106,048
Halliburton Co.	284,300	17,615,228
Hydril Co. (a)	12,600	788,760
Maverick Tube Corp. (a)	1,400	55,804
NATCO Group, Inc. Class A (a)	18,200	372,372
National Oilwell Varco, Inc. (a)	388,714	24,372,366
Oil States International, Inc. (a)	2,200	69,696
RPC, Inc.	50,100	1,319,634
Savanna Energy Services Corp. (a)	60,800	1,495,746
Schlumberger Ltd. (NY Shares)	119,460	11,605,539
Smith International, Inc.	312,680	11,603,555
Veritas DGC, Inc. (a)	42,800	1,518,972
Weatherford International Ltd. (a)	1,200	43,440
		95,230,623

TOTAL ENERGY EQUIPMENT & SERVICES		122,282,119

FOOD PRODUCTS – 0.0%
Agricultural Products – 0.0%
Global Bio Chem Technology Group Co. Ltd.	46,000	20,171
GAS UTILITIES 0.4%
Gas Utilities 0.4%
Questar Corp.	21,100	1,597,270
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 0.7%
Independent Power & Energy Trade 0.7%
AES Corp. (a)	51,400	813,662
TXU Corp.	35,000	1,756,650
		2,570,312

INSURANCE – 0.0%
Property & Casualty Insurance 0.0%
Navigators Group, Inc. (a)	4,400	191,884
IT SERVICES – 0.2%
IT Consulting & Other Services – 0.2%
Telvent GIT SA (a)	68,800	760,240
MACHINERY – 1.8%
Construction & Farm Machinery & Heavy Trucks – 1.8%
Bucyrus International, Inc. Class A	103,800	5,470,260
Joy Global, Inc.	28,350	1,134,000
		6,604,260

See accompanying notes which are an integral part of the financial statements.
VIP Natural Resources Portfolio	8

Common Stocks continued
	Shares	Value (Note 1)

MARINE 0.7%
Marine – 0.7%
Camillo Eitzen & Co. ASA	56,400	$ 585,314
Odfjell ASA (A Shares)	35,900	729,166
Stolt Nielsen SA	42,600	1,411,558
		2,726,038

METALS & MINING 12.8%
Aluminum – 2.0%
Alcan, Inc.	520	21,363
Alcoa, Inc.	240,390	7,108,332
Aleris International, Inc. (a)	9,000	290,160
Century Aluminum Co. (a)	1,100	28,831
		7,448,686
Diversified Metals & Mining – 3.1%
Birch Mountain Resources Ltd. (a)	122,800	878,840
Freeport McMoRan Copper & Gold, Inc. Class B	840	45,192
Grupo Mexico SA de CV Series B	354,870	827,724
Phelps Dodge Corp.	8,400	1,208,508
RTI International Metals, Inc. (a)	45,400	1,722,930
Teck Cominco Ltd. Class B (sub. vtg.)	48,900	2,609,991
Titanium Metals Corp. (a)(d)	61,100	3,865,186
VSMPO AVISMA Corp. warrants
(UBS Warrant Programme) 10/28/06 (a)	3,425	482,411
		11,640,782
Gold – 5.0%
Bema Gold Corp. (a)	601,600	1,743,918
Eldorado Gold Corp. (a)	523,400	2,561,736
Newmont Mining Corp.	254,700	13,600,980
Placer Dome, Inc.	33,300	762,501
		18,669,135
Precious Metals & Minerals – 1.5%
Apex Silver Mines Ltd. (a)	204,300	3,248,370
Industrias Penoles SA de CV	190,400	1,056,355
Stillwater Mining Co. (a)	99,100	1,146,587
		5,451,312
Steel 1.2%
Companhia Vale do Rio Doce sponsored ADR	1,000	41,140
Hitachi Metals Ltd.	15,000	163,861
Oregon Steel Mills, Inc. (a)	93,400	2,747,828
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN A) (a)	59,900	1,424,300
		4,377,129

TOTAL METALS & MINING		47,587,044

	Shares	Value (Note 1)

OIL, GAS & CONSUMABLE FUELS 44.9%
Coal & Consumable Fuels 6.9%
Arch Coal, Inc.	58,100	$ 4,618,950
Cameco Corp.	69,700	4,424,036

See accompanying notes which are an integral part of the financial statements.
	9	Annual Report

VIP Natural Resources Portfolio
Investments - continued

	Shares	Value (Note 1)

CONSOL Energy, Inc.	117,400	7,652,132
International Coal Group, Inc. (a)	150,100	1,425,950
Peabody Energy Corp.	90,600	7,467,252
USEC, Inc.	900	10,755
		25,599,075
Integrated Oil & Gas 13.5%
Amerada Hess Corp.	50,600	6,417,092
BG Group PLC sponsored ADR	109,700	5,448,799
BP PLC sponsored ADR	81,040	5,204,389
Chevron Corp.	146,600	8,322,482
ConocoPhillips	207,962	12,099,229
ENI Spa sponsored ADR	100	13,946
Exxon Mobil Corp.	52,800	2,965,776
MOL Magyar Olay es Gazipari RT Series A (For. Reg.)	1,700	158,957
Occidental Petroleum Corp.	53,300	4,257,604
OMV AG	40,965	2,400,573
Total SA sponsored ADR	20,620	2,606,368
		49,895,215
Oil & Gas Exploration & Production – 17.8%
Anadarko Petroleum Corp	7,700	729,575
Apache Corp.	22,800	1,562,256
Blackrock Ventures, Inc. (a)	43,800	433,272
Burlington Resources, Inc.	71,000	6,120,200
Cabot Oil & Gas Corp.	42,200	1,903,220
Canadian Natural Resources Ltd.	142,500	7,064,019
Chesapeake Energy Corp.	210,000	6,663,300
Comstock Resources, Inc. (a)	11,100	338,661
Denbury Resources, Inc. (a)	27,400	624,172
Devon Energy Corp.	14,400	900,576
EnCana Corp.	48,036	2,171,754
EOG Resources, Inc.	23,400	1,716,858
Forest Oil Corp. (a)	55,500	2,529,135
Gastar Exploration Ltd. (a)	206,600	755,279
Goodrich Petroleum Corp. (a)	63,200	1,589,480
Houston Exploration Co. (a)	53,000	2,798,400
Kerr McGee Corp.	11,900	1,081,234
Newfield Exploration Co. (a)	27,000	1,351,890
Nexen, Inc.	1,100	52,438
Pioneer Natural Resources Co.	900	46,143
Plains Exploration & Production Co. (a)	121,300	4,819,249
Pogo Producing Co.	700	34,867
Quicksilver Resources, Inc. (a)	49,550	2,081,596
Range Resources Corp.	133,800	3,524,292
Sasol Ltd. sponsored ADR	9,800	349,272
Southwestern Energy Co. (a)	1,000	35,940
Talisman Energy, Inc.	129,100	6,840,618

See accompanying notes which are an integral part of the financial statements.
VIP Natural Resources Portfolio	10

Common Stocks continued
	Shares	Value (Note 1)

OIL, GAS & CONSUMABLE FUELS CONTINUED
Oil & Gas Exploration & Production – continued
Ultra Petroleum Corp. (a)	115,700	$ 6,456,060
XTO Energy, Inc.	32,900	1,445,626
		66,019,382
Oil & Gas Refining & Marketing – 5.5%
ERG Spa	5,100	122,504
Frontier Oil Corp.	67,800	2,544,534
Holly Corp.	25,600	1,507,072
Neste Oil Oyj	42,900	1,212,798
Polski Koncern Naftowy Orlen SA	60,600	1,169,654
Sunoco, Inc.	51,500	4,036,570
Tesoro Corp.	22,900	1,409,495
Tupras Turkiye Petrol Rafinerileri AS	20,000	367,271
Valero Energy Corp.	154,924	7,994,078
World Fuel Services Corp.	5,400	182,088
		20,546,064
Oil & Gas Storage & Transport 1.2%
OMI Corp.	152,000	2,758,800
Overseas Shipholding Group, Inc.	30,600	1,541,934
Williams Companies, Inc.	2,200	50,974
		4,351,708

TOTAL OIL, GAS & CONSUMABLE FUELS		166,411,444

PAPER & FOREST PRODUCTS – 0.1%
Forest Products – 0.1%
Canfor Corp. (a)	184	2,126
Sino Forest Corp. (a)	134,700	572,378
		574,504

	Shares	Value (Note 1)

TRADING COMPANIES & DISTRIBUTORS – 0.2%
Trading Companies & Distributors – 0.2%
UAP Holding Corp.	33,100	$ 675,902
TOTAL COMMON STOCKS
(Cost $288,030,391)		365,654,416

See accompanying notes which are an integral part of the financial statements.

11 Annual Report

11

VIP Natural Resources Portfolio
Investments - continued

	Shares	Value (Note 1)

Money Market Funds 2.3%
Fidelity Cash Central Fund, 4.28% (b)	5,234,315	5,234,315
Fidelity Securities Lending Cash Central Fund, 4.35% (b)(c)	3,491,375	3,491,375
TOTAL MONEY MARKET FUNDS
(Cost $8,725,690)		8,725,690

TOTAL INVESTMENT PORTFOLIO 100.9%
(Cost $296,756,081)		374,380,106

NET OTHER ASSETS (0.9)%		(3,400,104)
NET ASSETS 100%	$ 370,980,002

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding income received by the fund from the affiliated Central funds during the period is as follows:

Fund	Income received
Fidelity Cash Central Fund	$ 210,591
Fidelity Securities Lending Cash Central Fund	54,056
Total	$ 264,647

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	71.3%
Canada	10.9%
Cayman Islands	4.2%
Netherlands Antilles	3.1%
United Kingdom	2.9%
Netherlands	1.3%
Others (individually less than 1%)	6.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

VIP Natural Resources Portfolio 12

VIP Natural Resources Portfolio

Financial Statements

Statement of Assets and Liabilities
	December 31, 2005

Assets
Investment in securities, at value
(including securities loaned of $3,333,802) — See accompanying schedule:
Unaffiliated issuers (cost $288,030,391)	$ 365,654,416
Affiliated Central Funds (cost $8,725,690)	8,725,690
Total Investments (cost $296,756,081)		$374,380,106
Receivable for fund shares sold		193,253
Dividends receivable		310,567
Interest receivable		19,581
Prepaid expenses		1,216
Other receivables		67,011
Total assets		374,971,734

Liabilities
Payable for investments purchased	$ 29,563
Payable for fund shares redeemed	217,719
Accrued management fee	175,631
Distribution fees payable	4,120
Other affiliated payables	31,657
Other payables and accrued expenses	41,667
Collateral on securities loaned, at value	3,491,375
Total liabilities		3,991,732

Net Assets		$370,980,002
Net Assets consist of:
Paid in capital		$289,977,190
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		3,379,025
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		77,623,787
Net Assets		$370,980,002
Initial Class:
Net Asset Value, offering price
and redemption price
per share ($334,367,595 ÷ 17,669,987 shares)		$18.92
Service Class 2:
Net Asset Value, offering price
and redemption price
per share ($20,210,661 ÷ 1,069,608 shares)		$18.90
Investor Class:
Net Asset Value, offering price
and redemption price
per share ($16,401,746 ÷ 867,514 shares)		$18.91

See accompanying notes which are an integral part of the financial statements.

13 Annual Report

VIP Natural Resources Portfolio
Financial Statements - continued

Statement of Operations
	Year ended December 31, 2005

Investment Income
Dividends		$2,823,827
Interest		247
Income from affiliated Central Funds		264,647
Total income		3,088,721

Expenses
Management fee	$ 1,434,953
Transfer agent fees	178,932
Distribution fees	15,515
Accounting and security lending fees
	95,085
Independent trustees’ compensation	1,024
Custodian fees and expenses	41,809
Audit	41,224
Legal	2,741
Miscellaneous	23,053
Total expenses before reductions	1,834,336
Expense reductions	(148,398)	1,685,938

Net investment income (loss)		1,402,783
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	21,414,462
Investment not meeting investment restrictions	(10,473)
Foreign currency transactions	(30,106)
Payment from investment advisor for loss on investment not meeting investment restrictions	10,473
Total net realized gain (loss)		21,384,356
Change in net unrealized appreciation (depreciation) on:
Investment securities	62,078,710
Assets and liabilities in foreign currencies	(424)
Total change in net unrealized appreciation (depreciation)		62,078,286
Net gain (loss)		83,462,642
Net increase (decrease) in net assets resulting from operations		$84,865,425

See accompanying notes which are an integral part of the financial statements.
VIP Natural Resources Portfolio	14

Statement of Changes in Net Assets
				Year ended	Year ended
				December 31,	December 31,
				2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)				$1,402,783	$555,603
Net realized gain (loss)				21,384,356	3,910,059
Change in net unrealized appreciation (depreciation)				62,078,286	11,069,847
Net increase (decrease) in net assets resulting from operations				84,865,425	15,535,509
Distributions to shareholders from net investment income				(1,478,904)	(592,299)
Distributions to shareholders from net realized gain				(17,250,199)	—
Total distributions				(18,729,103)	(592,299)
Share transactions - net increase (decrease)				178,824,579	79,113,081
Redemption fees				237,972	101,073
Total increase (decrease) in net assets				245,198,873	94,157,364

Net Assets
Beginning of period				125,781,129	31,623,765
End of period (including undistributed net investment income of $0 and undistributed net investment income of $0,
respectively)				$370,980,002	$125,781,129

Financial Highlights Initial Class
Years ended December 31,	2005	2004	2003	2002	2001F
Selected Per Share Data
Net asset value, beginning of period	$ 13.62	$ 11.04	$ 8.49	$ 9.68	$ 10.00
Income from Investment Operations
Net investment income (loss)E	10.10		.05	.06	.02
Net realized and unrealized gain (loss)	6.20	2.53	2.54	(1.20)	(.35)
Total from investment operations	6.30	2.63	2.59	(1.14)	(.33)
Distributions from net investment income	(.08)	(.07)	(.05)	(.07)	(.01)
Distributions from net realized gain	(.94)	—	—	—	—
Total distributions	(1.02)	(.07)	(.05)	(.07)	(.01)
Redemption fees added to paid in capitalE	02.02		.01	.02	.02
Net asset value, end of period	$ 18.92	$ 13.62	$ 11.04	$ 8.49	$ 9.68
Total ReturnB,C,D	46.31%	23.96%	30.61%	(11.58)%	(3.10)%
Ratios to Average Net AssetsG
Expenses before reductions	72%	.78%	1.26%	1.10%	2.11%A
Expenses net of fee waivers, if any	72%	.78%	1.26%	1.10%	1.50%A
Expenses net of all reductions	66%	.74%	1.25%	1.08%	1.44%A
Net investment income (loss)	56%	.80%	.56%	.70%	.49%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 334,368	$ 125,781	$ 31,624	$ 20,537	$ 12,326
Portfolio turnover rate	107%	87%	73%	83%	129%A
A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown.
E Calculated based on average shares outstanding during the period.
F For the period July 19, 2001 (commencement of operations) to December 31, 2001.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

15 Annual Report

Financial Highlights Service Class 2

Year ended December 31,	2005F
Selected Per Share Data
Net asset value, beginning of period	$ 15.80
Income from Investment Operations
Net investment income (loss)E	04
Net realized and unrealized gain (loss)	4.04
Total from investment operations	4.08
Distributions from net investment income	(.07)
Distributions from net realized gain	(.92)
Total distributions	(.99)
Redemption fees added to paid in capitalE	01
Net asset value, end of period	$ 18.90
Total ReturnB,C,D	25.80%
Ratios to Average Net AssetsG
Expenses before reductions	97%A
Expenses net of fee waivers, if any	97%A
Expenses net of all reductions	91%A
Net investment income (loss)	31%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,211
Portfolio turnover rate	107%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown.
E Calculated based on average shares outstanding during the period.
F For the period April 6, 2005 (commencement of sale of shares) to December 31, 2005.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights Investor Class

Year ended December 31,	2005F
Selected Per Share Data
Net asset value, beginning of period	$ 16.76
Income from Investment Operations
Net investment income (loss)E	03
Net realized and unrealized gain (loss)	3.11
Total from investment operations	3.14
Distributions from net investment income	(.08)
Distributions from net realized gain	(.92)
Total distributions	(1.00)
Redemption fees added to paid in capitalE	01
Net asset value, end of period	$ 18.91
Total ReturnB,C,D	18.73%
Ratios to Average Net AssetsG
Expenses before reductions	91%A
Expenses net of fee waivers, if any	91%A
Expenses net of all reductions	85%A
Net investment income (loss)	37%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,402
Portfolio turnover rate	107%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown.
E Calculated based on average shares outstanding during the period.
F For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.
VIP Natural Resources Portfolio	16

Notes to Financial Statements For the period ended December 31, 2005

1. Significant Accounting Policies.

VIP Natural Resources Portfolio (the fund) is a non diversified fund of Variable Insurance Products Fund IV (the trust) (referred to in this report as VIP Natural Resources Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class 2 shares, and Investor Class shares. The fund commenced sale of Service Class 2 and Investor Class shares on April 6, 2005 and July 21, 2005, respectively. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transac tions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Pur chases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

17 Annual Report

Notes to Financial Statements continued
1. Significant Accounting Policies continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distrib uting all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$80,820,815
Unrealized depreciation	(3,751,426)
Net unrealized appreciation (depreciation)	77,069,389
Undistributed ordinary income	2,847,326
Undistributed long term capital gain	1,086,098

Cost for federal income tax purposes	$297,310,717

The tax character of distributions paid was as follows:

	December 31, 2005	December 31, 2004
Ordinary Income	$13,373,526	$548,630
Long term Capital Gains	5,355,577	43,669
Total	$18,729,103	$592,299

Trading (Redemption) Fees. Initial Class shares, Service Class 2 shares and Investor Class shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $423,101,744 and $264,217,275, respectively.

The Fund realized a loss on the sale of an investment not meeting the investment restrictions of the fund. The loss was fully reimbursed by the Fund’s investment advisor.

VIP Natural Resources Portfolio

18

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly manage ment fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted a separate 12b 1 Plan for Service Class 2 shares. Service Class 2 pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .25% of Service Class 2’s average net assets.

For the period, Service Class 2 paid FDC $15,515, all of which was re allowed to insurance companies for the distribution of shares and providing shareholder support services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund’s transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset based fee with respect to each class. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of ..07% of their month end net assets. Investor Class pays an asset based transfer agent fee of .18% of its month end net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$168,848
Service Class 2	4,705
Investor Class	5,379
$178,932

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $9,610 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Net income from lending portfolio securities during the period amounted to $54,056.

19 Annual Report

Notes to Financial Statements continued
7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $148,398 for the period.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 95% of the total outstanding shares of the fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended December 31,
	2005A,B	2004
From net investment income
Initial Class	$ 1,343,474	$592,299
Service Class 2	71,612	—
Investor Class	63,818	—
Total	$ 1,478,904	$592,299
From net realized gain
Initial Class	$ 15,601,628	$—
Service Class 2	941,185	—
Investor Class	707,386	—
Total	$ 17,250,199	$—

A Distributions for Service Class 2 are for the period April 6, 2005 (commencement of sale of shares) to December 31, 2005.
B Distributions for Investor Class are for the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended December 31,		Years ended December 31,
	2005A,B	2004	2005A,B	2004
Initial Class
Shares sold	11,239,675	7,384,923	$ 187,039,778	$91,406,678
Reinvestment of distributions	885,881	43,392	16,945,102	592,299
Shares redeemed	(3,689,662)	(1,058,987)	(60,940,355)	(12,885,896)
Net increase (decrease)	8,435,894	6,369,328	$ 143,044,525	$79,113,081
Service Class 2
Shares sold	1,150,550	—	$ 20,814,905	$—
Reinvestment of distributions	52,860	—	1,012,797	—
Shares redeemed	(133,802)		(2,529,981)	—
Net increase (decrease)	1,069,608	—	$ 19,297,721	$—
Investor Class
Shares sold	842,330	—	$ 15,997,464	$—
Reinvestment of distributions	40,230	—	771,205	—
Shares redeemed	(15,046)	—	(286,336)	—
Net increase (decrease)	867,514	—	$ 16,482,333	$—

A Share transactions for Service Class 2 are for the period April 6, 2005 (commencement of sale of shares) to December 31, 2005.
B Share transactions for Investor Class are for the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

VIP Natural Resources Portfolio

20

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund IV and the Shareholders of VIP Natural Resources Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of VIP Natural Resources Portfo lio (a fund of Variable Insurance Products Fund IV) at December 31, 2005 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the VIP Natural Resources Portfolio’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP PricewaterhouseCoopers LLP Boston, Massachusetts February 14, 2006

21 Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund’s activities, review contractual arrangements with companies that provide services to the fund, and review the fund’s performance. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 326 funds advised by FMR or an affiliate. Mr. McCoy oversees 328 funds advised by FMR or an affiliate. Mr. Gamper oversees 235 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become inca pacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Man agement & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of VIP Natural Resources (2005 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004 2005), Chief Administrative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

VIP Natural Resources Portfolio

22

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Invest ments, P.O. Box 55235, Boston, Massachusetts 02205 5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005 present).

Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006 present) or Member of the Advisory Board (2005 present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, includ ing Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He cur rently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corpo ration (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000 present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommunications network surveillance, 2001 2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

23 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Pre viously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corpora tion (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunica tions) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Cor poration (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chan cellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16 school system).

Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1998). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chairman of the Executive Committee (2000 2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommu nications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002 present), and Metalmark Capital (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

VIP Natural Resources Portfolio

24

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Variable Insurance Products Fund IV. Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (52)

Year of Election or Appointment: 2005

Vice President of VIP Natural Resources. Mr. Churchill also serves as Vice President of certain Equity Funds (2005 present) and certain High Income Funds (2005 present). Previously, he served as Head of Fidelity’s Fixed Income Division (2000 2005), Vice President of Fidelity’s Money Market Funds (2000 2005), Vice President of Fidelity’s Bond Funds, and Senior Vice President of FIMM (2000) and FMR. Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed Income Investments.

Eric D. Roiter (57)

Year of Election or Appointment: 2001

Secretary of VIP Natural Resources. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Management & Research (Far East) Inc. (2001 present), and Fidelity Investments Money Management, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998 2005).

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of VIP Natural Resources. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President, Treasurer, and Anti Money Laundering (AML) officer of VIP Natural Resources. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

Paul M. Murphy (58)

Year of Election or Appointment: 2005

Chief Financial Officer of VIP Natural Resources. Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005 present). He also serves as Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of VIP Natural Resources. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

25 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation John R. Hebble (47)

Year of Election or Appointment: 2003

Deputy Treasurer of VIP Natural Resources. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002 2003) and Assistant Treasurer of the Scudder Funds (1998 2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Natural Resources. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of VIP Natural Resources. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000 2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Natural Resources. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a part ner in KPMG’s department of professional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Natural Resources. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 2001

Assistant Treasurer of VIP Natural Resources. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of VIP Natural Resources. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2002

Assistant Treasurer of VIP Natural Resources. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Natural Resources. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Natural Resources. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

VIP Natural Resources Portfolio

26

Distributions

The Board of Trustees of VIP Natural Resources Portfolio voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Capital Gains
Service Class 2	2/10/06	2/10/06	$0.19

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2005, $6,322,924, or, if subsequently determined to be different, the net capital gain of such year.

Service Class 2 designates 12% of the dividend distributed during the fiscal year as qualifying for the dividends received deduction for corporate shareholders.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

27 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Natural Resources Portfolio

Each year, typically in July, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and indepen dent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the manage ment fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity’s fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the background of the fund’s portfolio manager and the fund’s investment objective and discipline. The independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Invest ment Advisers’ investment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitor ing of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of “soft” commission dollars to pay for research services. The Board also considered that Fidelity voluntarily decided in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources. The Board also considered the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to account information and market informa tion through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. The Board noted that, since the last Advisory Contract renewals in July 2004, Fidelity has taken a number of actions that benefited particular

VIP Natural Resources Portfolio

28

funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund’s absolute investment performance, as well as the fund’s relative investment performance measured against (i) a Goldman Sachs index that reflects the market sector in which the fund invests, and (ii) a peer group of mutual funds over multiple periods. Because the fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one and three year periods ended December 31, 2004, the returns of Initial Class of the fund, the returns of a Goldman Sachs index (“bench mark”), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. (The fund did not offer Service Class 2 as of December 31, 2004.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of Initial Class.

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the third quartile for the one and three year periods. The Board also stated that the relative investment performance of the fund was lower than its benchmark over time. The Board discussed with FMR actions to be taken by FMR to improve the fund’s disappointing performance.

The Board has had thorough discussions with FMR throughout the year about the Board’s and FMR’s concerns about equity research, equity fund performance, and compliance with internal policies governing gifts and entertainment. FMR has taken steps that it believes will refocus and strengthen equity research and equity portfolio management and compliance. The Board noted with favor FMR’s recent reorganization of its senior management team and FMR’s plans to dedicate additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund’s shareholders, particularly in light of the Board’s view that the fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board’s management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above,

29 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund’s. For example, a TMG % of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The “Asset Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which the fund’s management fee ranked, is also included in the chart and considered by the Board.

The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004.

Based on its review, the Board concluded that the fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund’s total expenses, the Board considered the fund’s management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund’s total expenses ranked below its competitive median for 2004.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund’s total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the busi ness of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After

VIP Natural Resources Portfolio

30

considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the fund’s business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and deter mined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund’s management contract incorporates a “group fee” structure, which provides for lower fee rates as total fund assets under FMR’s management increase, and for higher fee rates as total fund assets under FMR’s management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity’s costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR’s management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) equity fund transfer agency fees; (ii) Fidelity’s fund profitability methodology and the impact of various changes in the methodology over time; (iii) benefits to shareholders from economies of scale; (iv) composition and characteristics of various fund and industry data used in comparisons; and (v) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the exist ing advisory fee structures are fair and reasonable, and that the fund’s existing Advisory Contracts should be renewed.

31 Annual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Limited
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
State Street Bank & Trust Co.
Quincy, MA

VNR2 ANN 0206 1.826359.101

Fidelity® Variable Insurance Products: Real Estate Portfolio

Annual Report December 31, 2005

Contents

Performance	3	How the fund has done over time.
Management’s Discussion	4	The manager’s review of fund performance, strategy and
		outlook.
Shareholder Expense Example	5	An example of shareholder expenses.
Investment Changes	6	A summary of major shifts in the fund’s investments over the
		past six months.
Investments	7	A complete list of the fund’s investments with their
		market values.
Financial Statements	10	Statements of assets and liabilities, operations, and
		changes in net assets, as well as financial highlights.
Notes	14	Notes to the financial statements.
Report of Independent Registered	18
Public Accounting Firm
Trustees and Officers	19
Distributions	24
Board Approval of Investment Advisory	25
Contracts and Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the
Securities and Exchange Commission’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc. and have been licensed for use by Fidelity
Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the
SEC’s web site at http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regard ing the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

VIP Real Estate Portfolio 2

VIP Real Estate Portfolio Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Perfor mance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance compa ny’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended December 31, 2005	Past 1	Life of
	year	fundA
VIP Real Estate Initial Class	15.12%	26.74%
VIP Real Estate Service ClassB	15.00%	26.60%
VIP Real Estate Service Class 2C	14.88%	26.43%
VIP Real Estate Investor ClassD	15.04%	26.71%

A From November 6, 2002.
B Performance for Service Class shares reflects an asset based service fee (12b 1 fee).
C Performance for Service Class 2 shares reflects an asset based service fee (12b 1 fee).
D The initial offering of Investor Class shares took place on July 21, 2005. Returns prior to July 21, 2005 are those of Initial Class. If Investor Class’s transfer agent fee had been reflected, returns prior to July 21, 2005 would have been lower.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in VIP Real Estate Portfolio Initial Class on November 6, 2002, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor’s 500SM Index performed over the same period.

3 Annual Report

VIP Real Estate Portfolio Management’s Discussion of Fund Performance

Comments from Samuel Wald, who became Portfolio Manager of VIP Real Estate Portfolio on October 1, 2005

U.S. equity benchmarks generally had positive results for the 12 months ending December 31, 2005, the third consecutive year that stocks finished in the black. Energy and utilities were the two best performing sectors, contributing greatly to the 4.91% gain of the Standard & Poor’s 500SM Index. Elsewhere, the NASDAQ Composite® Index returned 2.13%, while the Dow Jones Industrial AverageSM rose 1.72% . The U.S. economy did not decelerate as much as many had predicted, despite eight short term interest rate hikes, record high energy prices and the devastation caused by Hurricane Katrina. Meanwhile, corporate America notched its 14th consecutive quarter of double digit earnings gains through the third quarter of the year, an unprecedented streak in market history. From a style perspective, large cap stocks ended the six year reign of small caps by a narrow margin, but mid caps finished well ahead of both categories. The gap between growth and value stocks also was relatively narrow, with value gaining a slight edge.

During the past year, the portfolio outperformed the Dow Jones Wilshire Real Estate Securities IndexSM, which gained 13.82%, the LipperSM Variable Annuity Real Estate Funds Average, which returned 12.85%, as well as the S&P 500®. (For specific portfolio performance results, please refer to the performance section of this report.) Upon taking over the fund in October, I did not make any strategic changes but did make some shifts in positioning based on where I saw the most attractive opportunities. Compared to the broad stock market, the fund benefited from the ongoing recovery in real estate fundamentals, coupled with continued gains in real estate valuations. Relative to the Dow Jones Wilshire index, successful stock picking as well as positive sector selection contributed to results. For example, malls were a particular area of strength, led by General Growth Properties, the nation’s second largest mall company. Prior to the period, General Growth’s shares were oversold because of investors’ concerns that the company had paid too much to acquire one of its rivals, Rouse. Investors also worried about General Growth’s debt load. But these worries appeared to be more than priced into the company’s shares, and the fund invested at a very attractive valuation. The fund also benefited versus the Dow Jones Wilshire index from its underweighting in mall operator Mills, which underperformed because of perceived risks with some of its development projects and questions about the company’s accounting. By contrast, relatively weak results in industrial and apartment real estate investment trusts (REITs) hurt results. The fund’s biggest relative detractor was an out of benchmark position in commercial mortgage REIT Newcastle Investment. Newcastle was hurt by certain macroeconomic changes, especially a flattening yield curve. Also lagging was national apartment company United Dominion Realty Trust, which underperformed many other apartment companies during the year, particularly those whose properties were being valued for their potential to be converted into more profitable condo units.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as invest ment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

VIP Real Estate Portfolio 4

VIP Real Estate Portfolio Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2005 to December 31, 2005) for Initial Class, Service Class and Service Class 2 and for the entire period (July 21, 2005 to December 31, 2005) for the Investor Class. The hypothetical expense Example is based on an investment of $1,000 invested for the one half year period (July 1, 2005 to December 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Ending
	Beginning	Account Value	Expenses Paid
	Account Value	December 31, 2005	During Period
Initial Class
Actual	$ 1,000.00	$ 1,080.80	$ 3.88B
HypotheticalA	$ 1,000.00	$ 1,021.48	$ 3.77C
Service Class
Actual	$ 1,000.00	$ 1,080.10	$ 4.40B
HypotheticalA	$ 1,000.00	$ 1,020.97	$ 4.28C
Service Class 2
Actual	$ 1,000.00	$ 1,080.10	$ 5.19B
HypotheticalA	$ 1,000.00	$ 1,020.21	$ 5.04C
Investor Class
Actual	$ 1,000.00	$ 1,035.20	$ 4.53B
HypotheticalA	$ 1,000.00	$ 1,020.21	$ 5.04C

A 5% return per year before expenses
B Actual expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period) for Initial Class, Service Class and Service Class 2 and multiplied by
164/365 (to reflect the period July 21, 2005 to December 31, 2005) for the Investor Class.
C Hypothetical expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized
Expense Ratio
Initial Class	74%
Service Class	84%
Service Class 2	99%
Investor Class	99%

55 Annual Report

VIP Real Estate Portfolio
Investment Changes

Top Ten Stocks as of December 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Starwood Hotels & Resorts
Worldwide, Inc. unit	6.5	8.6
ProLogis Trust	6.5	6.8
Simon Property Group, Inc.	5.8	6.6
Equity Office Properties Trust	5.8	6.7
Equity Residential (SBI)	5.7	3.0
General Growth Properties, Inc.	5.4	6.3
United Dominion Realty Trust, Inc.
(SBI)	5.2	3.1
Boston Properties, Inc.	4.0	3.3
Kimco Realty Corp.	3.5	3.1
Duke Realty Corp.	3.5	3.4
	51.9

Top Five REIT Sectors as of December 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
REITs – Office Buildings	22.9	19.1
REITs Apartments	16.9	11.0
REITs – Malls	15.0	17.7
REITs Shopping Centers	12.1	15.7
REITs – Industrial Buildings	11.6	18.9

VIP Real Estate Portfolio 6

VIP Real Estate Portfolio
Investments December 31, 2005
Showing Percentage of Net Assets

Common Stocks 97.5%
	Shares	Value (Note 1)

HEALTH CARE PROVIDERS & SERVICES – 0.2%
Health Care Facilities 0.2%
Sun Healthcare Group, Inc. (a)	47,100	$311,331
HOTELS, RESTAURANTS & LEISURE – 7.7%
Hotels, Resorts & Cruise Lines – 7.7%
Hilton Hotels Corp.	80,500	1,940,855
Starwood Hotels & Resorts Worldwide, Inc. unit	161,930	10,340,850

TOTAL HOTELS, RESORTS & CRUISE LINES		12,281,705

REAL ESTATE – 89.6%
Real Estate Management & Development 1.4%
CB Richard Ellis Group, Inc. Class A (a)	38,500	2,265,725

REITs Apartments 16.9%
Apartment Investment & Management Co. Class A	48,320	1,829,878
AvalonBay Communities, Inc.	44,500	3,971,625
Equity Residential (SBI)	231,900	9,071,928
GMH Communities Trust	97,400	1,510,674
Pennsylvania (REIT) (SBI)	27,700	1,034,872
Post Properties, Inc.	27,500	1,098,625
United Dominion Realty Trust, Inc. (SBI)	349,700	8,196,968

TOTAL REITS – APARTMENTS		26,714,570

REITs – Factory Outlets – 1.3%
Tanger Factory Outlet Centers, Inc.	70,700	2,031,918

REITs Health Care Facilities 0.7%
Ventas, Inc.	36,900	1,181,538

REITs Hotels 3.6%
Host Marriott Corp.	169,000	3,202,550
Innkeepers USA Trust (SBI)	52,700	843,200
MeriStar Hospitality Corp. (a)	172,720	1,623,568

TOTAL REITS – HOTELS		5,669,318

REITs Industrial Buildings 11.6%
CenterPoint Properties Trust (SBI)	17,400	860,952
Duke Realty Corp.	165,020	5,511,668
ProLogis Trust	219,816	10,269,804
Public Storage, Inc.	26,040	1,763,429

TOTAL REITS – INDUSTRIAL BUILDINGS		18,405,853

REITs Malls 15.0%
CBL & Associates Properties, Inc.	70,620	2,790,196
General Growth Properties, Inc.	182,451	8,573,372
Simon Property Group, Inc.	120,940	9,267,632

See accompanying notes which are an integral part of the financial statements.
	7	Annual Report

VIP Real Estate Portfolio
Investments - continued

	Shares	Value (Note 1)
Taubman Centers, Inc.	57,100	$1,984,225
The Mills Corp.	27,800	1,165,932

TOTAL REITS – MALLS		23,781,357

REITs – Management/Investment – 3.8%
CentraCore Properties Trust	40,898	1,098,929
Equity Lifestyle Properties, Inc.	70,441	3,134,625
Plum Creek Timber Co., Inc.	49,200	1,773,660

TOTAL REITS – MANAGEMENT/INVESTMENT		6,007,214

REITs – Mortgage – 0.3%
Newcastle Investment Corp.	18,000	447,300

REITs – Office Buildings – 22.9%
Alexandria Real Estate Equities, Inc.	9,300	748,650
Boston Properties, Inc.	86,000	6,375,180
Columbia Equity Trust, Inc.	65,700	1,061,055
Cousins Properties, Inc.	35,700	1,010,310
Equity Office Properties Trust	303,800	9,214,254
Kilroy Realty Corp.	25,800	1,597,020
Reckson Associates Realty Corp.	121,310	4,364,734
Shurgard Storage Centers, Inc. Class A	15,500	879,005
SL Green Realty Corp.	54,500	4,163,255
Sovran Self Storage, Inc.	38,000	1,784,860
Trizec Properties, Inc.	222,000	5,088,240

TOTAL REITS – OFFICE BUILDINGS		36,286,563

REITs Shopping Centers 12.1%
Cedar Shopping Centers, Inc.	27,900	392,553
Federal Realty Investment Trust (SBI)	21,640	1,312,466
Heritage Property Investment Trust, Inc.	25,800	861,720
Inland Real Estate Corp.	134,533	1,989,743
Kimco Realty Corp.	175,000	5,614,000
Pan Pacific Retail Properties, Inc.	55,200	3,692,328
Vornado Realty Trust	63,600	5,308,692

TOTAL REITS – SHOPPING CENTERS		19,171,502

TOTAL REAL ESTATE		141,962,858

TOTAL COMMON STOCKS
(Cost $124,606,209)		154,555,894

See accompanying notes which are an integral part of the financial statements.
VIP Real Estate Portfolio	8

Money Market Funds 1.3%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 4.28% (b)
(Cost $2,108,350)	2,108,350	$ 2,108,350
TOTAL INVESTMENT PORTFOLIO 98.8%
(Cost $126,714,559)		156,664,244

NET OTHER ASSETS 1.2%		1,832,240
NET ASSETS 100%		$158,496,484

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds

Information regarding income received by the fund from the affiliated Central funds during the period is as follows:

Fund	Income received
Fidelity Cash Central Fund	$ 73,574

See accompanying notes which are an integral part of the financial statements.

9 Annual Report

VIP Real Estate Portfolio

Financial Statements

Statement of Assets and Liabilities
	December 31, 2005

Assets
Investment in securities, at value — See accompanying schedule:
Unaffiliated issuers (cost $124,606,209)	$ 154,555,894
Affiliated Central Funds (cost $2,108,350)	2,108,350
Total Investments (cost $126,714,559)		$156,664,244
Receivable for investments sold		1,912,660
Receivable for fund shares sold		80,158
Dividends receivable		742,766
Interest receivable		6,770
Prepaid expenses		873
Other receivables		25,644
Total assets		159,433,115

Liabilities
Payable to custodian bank	$ 88,022
Payable for investments purchased	365,302
Payable for fund shares redeemed	345,862
Accrued management fee	75,628
Distribution fees payable	915
Other affiliated payables	14,858
Other payables and accrued expenses	46,044
Total liabilities		936,631

Net Assets		$158,496,484
Net Assets consist of:
Paid in capital		$125,251,369
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		3,295,430
Net unrealized appreciation (depreciation) on investments		29,949,685
Net Assets		$158,496,484

Statement of Assets and Liabilities continued
	December 31, 2005

Initial Class:
Net Asset Value, offering price and redemption price per share ($145,064,525 ÷ 7,850,389 shares)		$18.48
Service Class:
Net Asset Value, offering price and redemption price per share ($3,156,188 ÷ 171,141 shares)		$18.44
Service Class 2:
Net Asset Value, offering price and redemption price per share ($3,141,272 ÷ 170,764 shares)		$18.40
Investor Class:
Net Asset Value, offering price and redemption price per share ($7,134,499 ÷ 386,480 shares)		$18.46

See accompanying notes which are an integral part of the financial statements.
VIP Real Estate Portfolio	10

Statement of Operations
	Year ended December 31, 2005

Investment Income
Dividends		$4,387,392
Interest		62
Income from affiliated Central Funds		73,574
Total income		4,461,028

Expenses
Management fee	$897,040
Transfer agent fees	108,681
Distribution fees	9,984
Accounting fees and expenses	64,794
Independent trustees’ compensation	696
Custodian fees and expenses	19,224
Audit	49,355
Legal	1,933
Miscellaneous	23,825
Total expenses before reductions	1,175,532
Expense reductions	(44,569)	1,130,963

Net investment income (loss)		3,330,065
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	12,249,421
Foreign currency transactions	(3)
Total net realized gain (loss)		12,249,418
Change in net unrealized appreciation (depreciation) on investment securities		4,991,406
Net gain (loss)		17,240,824
Net increase (decrease) in net assets resulting from operations		$20,570,889

Statement of Changes in Net Assets
	Year ended	Year ended
	December 31,	December 31,
	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,330,065	$2,600,440
Net realized gain (loss)	12,249,418	996,072
Change in net unrealized appreciation (depreciation)	4,991,406	22,297,644
Net increase (decrease) in net assets resulting from operations	20,570,889	25,894,156
Distributions to shareholders from net investment income	(3,279,073)	(2,574,398)
Distributions to shareholders from net realized gain	(9,657,127)	(431,678)
Total distributions	(12,936,200)	(3,006,076)
Share transactions - net increase (decrease)	(2,396,377)	80,958,007
Total increase (decrease) in net assets	5,238,312	103,846,087

Net Assets
Beginning of period	153,258,172	49,412,085
End of period	$158,496,484	$153,258,172

See accompanying notes which are an integral part of the financial statements.

11 Annual Report

Financial Highlights Initial Class
Years ended December 31,	2005	2004	2003	2002G
Selected Per Share Data
Net asset value, beginning of period	$ 17.46	$ 13.30	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income (loss)E	38.45		.48F	.08
Net realized and unrealized gain (loss)	2.25	4.08	2.89	.18
Total from investment operations	2.63	4.53	3.37	.26
Distributions from net investment income	(.41)	(.31)	(.15)	(.11)
Distributions from net realized gain	(1.20)	(.06)	(.07)	—
Total distributions	(1.61)I	(.37)	(.22)	(.11)
Net asset value, end of period	$ 18.48	$ 17.46	$ 13.30	$ 10.15
Total ReturnB,C,D	15.12%	34.14%	33.21%	2.61%
Ratios to Average Net AssetsH
Expenses before reductions	74%	.77%	1.72%	4.89%A
Expenses net of fee waivers, if any	74%	.77%	1.03%	1.25%A
Expenses net of all reductions	71%	.74%	1.00%	1.22%A
Net investment income (loss)	2.13%	3.02%	4.44%	5.38%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 145,065	$ 147,779	$ 45,320	$ 2,052
Portfolio turnover rate	75%	66%	46%	44%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown.
E Calculated based on average shares outstanding during the period.
F Investment income per share reflects a special dividend which amounted to $.11 per share.
G For the period November 6, 2002 (commencement of operations) to December 31, 2002.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
I Total distributions of $1.61 per share is comprised of distributions from net investment income of $.413 and distributions from net realized gains of $1.195 per share.

Financial Highlights Service Class
Years ended December 31,	2005	2004	2003	2002G
Selected Per Share Data
Net asset value, beginning of period	$ 17.43	$ 13.28	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income (loss)E	37.43		.49F	.08
Net realized and unrealized gain (loss)	2.23	4.08	2.86	.18
Total from investment operations	2.60	4.51	3.35	.26
Distributions from net investment income	(.40)	(.30)	(.15)	(.11)
Distributions from net realized gain	(1.20)	(.06)	(.07)	—
Total distributions	(1.59)I	(.36)	(.22)	(.11)
Net asset value, end of period	$ 18.44	$ 17.43	$ 13.28	$ 10.15
Total ReturnB,C,D	15.00%	34.04%	33.01%	2.61%
Ratios to Average Net AssetsH
Expenses before reductions	84%	.86%	1.80%	4.99%A
Expenses net of fee waivers, if any	84%	.86%	1.24%	1.35%A
Expenses net of all reductions	81%	.84%	1.22%	1.31%A
Net investment income (loss)	2.03%	2.92%	4.23%	5.28%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,156	$ 2,744	$ 2,048	$ 1,539
Portfolio turnover rate	75%	66%	46%	44%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown.
E Calculated based on average shares outstanding during the period.
F Investment income per share reflects a special dividend which amounted to $.11 per share.
G For the period November 6, 2002 (commencement of operations) to December 31, 2002.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
I Total distributions of $1.59 per share is comprised of distributions from net investment income of $.397 and distributions from net realized gains of $1.195 per share.

See accompanying notes which are an integral part of the financial statements.
VIP Real Estate Portfolio	12

Financial Highlights Service Class 2
Years ended December 31,	2005	2004	2003	2002G
Selected Per Share Data
Net asset value, beginning of period	$ 17.39	$ 13.26	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income (loss)E	34.41		.47F	.08
Net realized and unrealized gain (loss)	2.24	4.06	2.86	.18
Total from investment operations	2.58	4.47	3.33	.26
Distributions from net investment income	(.37)	(.28)	(.15)	(.11)
Distributions from net realized gain	(1.20)	(.06)	(.07)	—
Total distributions	(1.57)I	(.34)	(.22)	(.11)
Net asset value, end of period	$ 18.40	$ 17.39	$ 13.26	$ 10.15
Total ReturnB,C,D	14.88%	33.79%	32.81%	2.61%
Ratios to Average Net AssetsH
Expenses before reductions	99%	1.01%	1.95%	5.14%A
Expenses net of fee waivers, if any	99%	1.01%	1.39%	1.50%A
Expenses net of all reductions	96%	.99%	1.37%	1.46%A
Net investment income (loss)	1.88%	2.77%	4.08%	5.13%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,141	$ 2,735	$ 2,044	$ 1,539
Portfolio turnover rate	75%	66%	46%	44%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown.
E Calculated based on average shares outstanding during the period.
F Investment income per share reflects a special dividend which amounted to $.11 per share.
G For the period November 6, 2002 (commencement of operations) to December 31, 2002.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
I Total distributions of $1.57 per share is comprised of distributions from net investment income of $.37 and distributions from net realized gains of $1.195 per share.

Financial Highlights Investor Class
Year ended December 31,	2005F
Selected Per Share Data
Net asset value, beginning of period	$ 19.25
Income from Investment Operations
Net investment income (loss)E	17
Net realized and unrealized gain (loss)	52
Total from investment operations	69
Distributions from net investment income	(.42)
Distributions from net realized gain	(1.06)
Total distributions	(1.48)H
Net asset value, end of period	$ 18.46
Total ReturnB,C,D	3.52%
Ratios to Average Net AssetsG
Expenses before reductions	99%A
Expenses net of fee waivers, if any	99%A
Expenses net of all reductions	96%A
Net investment income (loss)	1.98%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,134
Portfolio turnover rate	75%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown.
E Calculated based on average shares outstanding during the period.
F For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Total distributions of $1.48 per share is comprised of distributions from net investment income of $.419 and distributions from net realized gains of $1.06 per share.

See accompanying notes which are an integral part of the financial statements.

13 Annual Report

Notes to Financial Statements For the period ended December 31, 2005

1. Significant Accounting Policies.

VIP Real Estate Portfolio (the fund) is a non diversified fund of Variable Insurance Products Fund IV (the trust) (referred to in this report as VIP Real Estate Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. The fund commenced sale of Investor Class shares on July 21, 2005. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds) which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transac tions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Pur chases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

VIP Real Estate Portfolio

14

1. Significant Accounting Policies continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distrib uting all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.
The tax basis components of distributable earnings and the federal tax cost as of period end were as follows:
Unrealized appreciation	$30,379,666
Unrealized depreciation	(712,537)
Net unrealized appreciation (depreciation)	29,667,129
Undistributed long term capital gain	3,577,986

Cost for federal income tax purposes	$126,997,115

The tax character of distributions paid was as follows:
	December 31, 2005	December 31, 2004
Ordinary Income	$5,357,485	$ 2,574,398
Long term Capital Gains	7,578,715	431,678
Total	$12,936,200	$ 3,006,076

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (in cluding accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $116,105,052 and $123,182,922, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly manage ment fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate 12b 1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class’ average net assets and .25% of Service Class 2’s average net assets.

15 Annual Report

Notes to Financial Statements continued

4. Fees and Other Transactions with Affiliates continued
Distribution and Service Plan continued

For the period, each class paid FDC the following amounts, all of which were re allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$2,860
Service Class 2	7,124
$9,984

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund’s transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset based fee with respect to each class. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of ..07% of their month end net assets. Investor Class pays an asset based transfer agent fee of .18% of its month end net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$102,352
Service Class	1,909
Service Class 2	1,900
Investor Class	2,520
$108,681

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The fee is based on the level of average net assets for the month.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $10,965 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $44,569 for the period.

7. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the fund.

VIP Real Estate Portfolio

16

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:
Years ended December 31,			2005	2004
From net investment income
Initial Class			$3,020,030	$2,484,800
Service Class			62,886	46,343
Service Class 2			58,539	43,255
Investor ClassA			137,618	—
Total			$3,279,073	$2,574,398
From net realized gain
Initial Class			$8,929,110	$413,152
Service Class			189,597	9,263
Service Class 2			189,399	9,263
Investor ClassA			349,021	—
Total			$9,657,127	$431,678
A Distributions for Investor Class are for the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

9. Share Transactions.

Transactions for each class of shares were as follows:
	Shares		Dollars
Years ended December 31,	2005	2004	2005	2004
Initial Class
Shares sold	2,576,804	7,277,962	$46,365,764	$110,246,700
Reinvestment of distributions	647,839	169,297	11,949,140	2,897,952
Shares redeemed	(3,839,690)	(2,389,526)	(68,577,036)	(32,294,769)
Net increase (decrease)	(615,047)	5,057,733	$(10,262,132)	$80,849,883
Service Class
Reinvestment of distributions	13,700	3,283	$252,483	$55,606
Net increase (decrease)	13,700	3,283	$252,483	$55,606
Service Class 2
Reinvestment of distributions	13,491	3,109	$247,938	$52,518
Net increase (decrease)	13,491	3,109	$247,938	$52,518
Investor ClassA
Shares sold	381,682	—	$7,301,211	$—
Reinvestment of distributions	26,149	—	486,639	—
Shares redeemed	(21,351)	—	(422,516)	—
Net increase (decrease)	386,480	—	$7,365,334	$—

A Share transactions for Investor Class are for the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

17 Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund IV and the Shareholders of VIP Real Estate Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of VIP Real Estate Portfolio (a fund of Variable Insurance Products Fund IV) at December 31, 2005 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the VIP Real Estate Portfolio’s manage ment; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial state ments in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP PricewaterhouseCoopers LLP Boston, Massachusetts February 14, 2006

VIP Real Estate Portfolio

18

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund’s activities, review contractual arrangements with companies that provide services to the fund, and review the fund’s performance. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 326 funds advised by FMR or an affiliate. Mr. McCoy oversees 328 funds advised by FMR or an affiliate. Mr. Gamper oversees 235 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapac itated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Man agement & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of VIP Real Estate (2005 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present). Previously, Mr. Jonas served as President of Fidelity Enter prise Operations and Risk Services (2004 2005), Chief Administrative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management posi tions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

19 Annual Report

Trustees and Officers - continued Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The De pository Trust Company (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005 present).

Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006 present) or Member of the Advisory Board (2005 present) of other investment compa nies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, includ ing Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He cur rently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corpo ration (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000 present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommunications network surveillance, 2001 2004), and Teletech Holdings (customer management ser vices). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Rich field Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

VIP Real Estate Portfolio

20

Name, Age; Principal Occupation Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Pre viously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corpora tion (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunica tions) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Cor poration (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chan cellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16 school system).

Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1998). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management posi tions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chairman of the Executive Committee (2000 2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002 present), and Metalmark Capi tal (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Variable Insurance Products IV. Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

21 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Dwight D. Churchill (52)

Year of Election or Appointment: 2005

Vice President of VIP Real Estate. Mr. Churchill also serves as Vice President of certain Equity Funds (2005 present) and certain High Income Funds (2005 present). Previously, he served as Head of Fidelity’s Fixed Income Division (2000 2005), Vice President of Fidelity’s Money Market Funds (2000 2005), Vice President of Fidelity’s Bond Funds, and Senior Vice President of FIMM (2000) and FMR. Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed Income Investments.

Samuel J. Wald (31)

Year of Election or Appointment: 2005

Vice President of VIP Real Estate. Mr. Wald also serves as Vice President of another fund advised by FMR. Prior to assuming his current responsibilities, Mr. Wald worked as a research analyst, associate portfolio manager and manager

Eric D. Roiter (57)

Year of Election or Appointment: 2002

Secretary of VIP Real Estate. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Management & Research (Far East) Inc. (2001 present), and Fidelity Investments Money Management, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998 2005).

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of VIP Real Estate. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice Pres ident and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President, Treasurer, and Anti Money Laundering (AML) officer of VIP Real Estate. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

Paul M. Murphy (58)

Year of Election or Appointment: 2005

Chief Financial Officer of VIP Real Estate. Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005 present). He also serves as Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of VIP Real Estate. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

John R. Hebble (47)

Year of Election or Appointment: 2003

Deputy Treasurer of VIP Real Estate. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002 2003) and Assistant Treasurer of the Scudder Funds (1998 2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Real Estate. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

VIP Real Estate Portfolio

22

Name, Age; Principal Occupation Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of VIP Real Estate. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000 2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Real Estate. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of professional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Real Estate. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 2002

Assistant Treasurer of VIP Real Estate. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of VIP Real Estate. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2002

Assistant Treasurer of VIP Real Estate. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Real Estate. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Real Estate. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

23 Annual Report

Distributions

The Board of Trustees of VIP Real Estate Portfolio voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

Fund	Pay Date	Record Date	Dividends	Capital Gains
Initial Class	02/10/06	02/10/06	$—	$.440
Service Class	02/10/06	02/10/06	$—	$.440
Service Class 2	02/10/06	02/10/06	$—	$.440
Investor Class	02/10/06	02/10/06	$—	$.440

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2005, $10,501,461 or, if subsequently determined to be different, the net capital gain of such year.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

VIP Real Estate Portfolio

24

Board Approval of Investment Advisory Contracts and Management Fees

VIP Real Estate Portfolio

Each year, typically in July, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and indepen dent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the manage ment fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity’s fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the background of the fund’s portfolio manager and the fund’s investment objective and discipline. The independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Invest ment Advisers’ investment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitor ing of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of “soft” commission dollars to pay for research services. The Board also considered that Fidelity voluntarily decided in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources. The Board also considered the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to account information and market informa tion through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. The Board noted that, since the last Advisory Contract renewals in July 2004, Fidelity has taken a number of actions that benefited particular

25 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund’s absolute investment performance for each class, as well as the fund’s relative investment performance for each class measured against (i) a broad based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board. Because the fund had been in existence less than three calendar years, the following chart considered by the Board shows, for the one year period ended December 31, 2004, the returns of Service Class 2 and Initial Class of the fund, the return of a broad based securities market index (“benchmark”), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Service Class 2 and Initial Class represent the performance of classes with the highest and lowest 12b 1 fees, respectively (not necessarily with the highest and lowest total expenses). The box within the chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below the chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of Initial Class of the fund was in the second quartile for the one year period. The Board also stated that the relative investment performance of the fund was lower than its benchmark for the one year period. The Board considered that the variations in performance among the fund’s classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent launch.

The Board has had thorough discussions with FMR throughout the year about the Board’s and FMR’s concerns about equity research, equity fund performance, and compliance with internal policies governing gifts and entertainment. FMR has taken steps that it believes will refocus and strengthen equity research and equity portfolio management and compliance. The Board noted with favor FMR’s recent reorganization of its senior management team and FMR’s plans to dedicate additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund’s shareholders, particularly in light of the Board’s view that the fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board’s management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

VIP Real Estate Portfolio

26

The Board considered two proprietary management fee comparisons for the 12 month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund’s. For example, a TMG % of 24% means that 76% of the funds in the Total Mapped Group had higher management fees than the fund. The “Asset Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which the fund’s management fee ranked, is also included in the chart and considered by the Board.

The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004.

Based on its review, the Board concluded that the fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class’s total expenses, the Board considered the fund’s management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund paid 12b 1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Initial Class and Service Class ranked below its competitive median for 2004, and the total expenses of Service Class 2 ranked above its competitive median for 2004. The Board noted that the fund offers multiple classes, each of which has a different 12b 1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b 1 fees.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses for each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the busi ness of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

27 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

On an annual basis, FMR presents to the Board Fidelity’s profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After consider ing PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the fund’s business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and deter mined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund’s management contract incorporates a “group fee” structure, which provides for lower fee rates as total fund assets under FMR’s management increase, and for higher fee rates as total fund assets under FMR’s management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity’s costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR’s management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) equity fund transfer agency fees; (ii) Fidelity’s fund profitability methodology and the impact of various changes in the methodology over time; (iii) benefits to shareholders from economies of scale; (iv) composition and characteristics of various fund and industry data used in comparisons; and (v) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the exist ing advisory fee structures are fair and reasonable, and that the fund’s existing Advisory Contracts should be renewed.

VIP Real Estate Portfolio

28

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Limited
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Ltd.
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
Mellon Bank, N.A.
Pittsburgh, PA

VIPRE ANN 0206 1.781992.103

Fidelity® Variable Insurance Products: Strategic Income Portfolio

Annual Report December 31, 2005

Contents

Performance	3	How the fund has done over time.
Management’s Discussion	4	The managers’ review of fund performance, strategy and
		outlook.
Shareholder Expense Example	5	An example of shareholder expenses.
Investment Changes	7	A summary of major shifts in the fund’s investments over the
		past six months.
Investments	8	A complete list of the fund’s investments with their
		market values.
Financial Statements	21	Statements of assets and liabilities, operations, and
		changes in net assets, as well as financial highlights.
Notes	25	Notes to the financial statements.
Report of Independent Registered	30
Public Accounting Firm
Trustees and Officers	31
Distributions	36

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the
Securities and Exchange Commission’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc. and have been licensed for use by
Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the
SEC’s web site at http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regard ing the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

VIP Strategic Income Portfolio 2

VIP Strategic Income Portfolio Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If perfor mance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended December 31, 2005	Past 1	Life of
	year	fundA
VIP Strategic Income Initial Class	3.10%	5.77%
VIP Strategic Income Service Class B	3.01%	5.60%
VIP Strategic Income Service Class 2 C	2.86%	5.45%
VIP Strategic Income Investor Class D	3.04%	5.74%

A From December 23, 2003.
B Performance for Service Class shares reflects an asset based service fee (12b 1 fee).
C Performance for Service Class 2 shares reflects an asset based service fee (12b 1 fee).
D The initial offering of Investor Class shares took place on July 21, 2005. Returns prior to July 21, 2005 are those of Initial Class. If Investor Class’s transfer agent fee had been reflected, returns prior to July 21, 2005 would have been lower.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in VIP Strategic Income Portfolio Initial Class on December 23, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Merrill Lynch® U.S. High Yield Master II Index performed over the same period.

3 Annual Report

VIP Strategic Income Portfolio Management’s Discussion of Fund Performance

Comments from Derek Young and Christopher Sharpe, Lead Co Managers of VIP Strategic Income Portfolio

The world’s four major bond categories had varying performance during the 12 month period ending December 31, 2005. Emerging markets bonds did the best overall. Improved local economies, the excellent showing of oil exporting countries and a number of credit upgrades contributed to the 10.73% advance of the J.P. Morgan Emerging Markets Bond Index Global the benchmark’s fourth straight double digit annual return. U.S. high yield didn’t fare as well, as the Merrill Lynch® U.S High Yield Master II Index gained only 2.74% . Intermittent weakness in the auto and air transportation indus tries, along with concerns about rising inflation and interest rates, subdued the asset class’s performance. U.S. government debt also struggled with interest rates and inflation, leading to a modest 2.65% return for the Lehman Brothers® Government Bond Index. Still, that was better than foreign developed markets debt. The Citigroup® Non U.S. Group of 7 Index fell 5.38% during the past year, hurt by the renewed strength of the U.S. dollar and the more compelling yields of U.S. Treasuries.

For the year ending December 31, 2005, the fund outpaced the Fidelity Strategic Income Composite Index, which rose 2.66%, but fell short of the LipperSM Variable Annuity Income Funds Average, which returned 4.13% . (For specific portfolio performance results, please refer to the performance section of this report.) The fund’s asset allocation strategy of balancing aggressive and conservative fixed income investments worked for the most part as intended relative to the index, and security selection was generally favorable across all four fixed income classes. The dollar’s strength versus major currencies, however, had a dampening effect on absolute returns. A significant contribution came from the emerging markets subportfolio, whose double digit return was led mainly by astute security selection in such areas as Mexico, Turkey and Argentina. The high yield subportfolio also outper formed, largely due to its favorable positioning in automotive and telecommunications issues. The U.S. government subportfolio finished slightly ahead of its benchmark, helped by good sector selection. The foreign developed markets subportfolio, which ended in negative territory, still found value in certain sovereign debt issues in Canada and outperformed its index.

The views expressed in this statement reflect those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as invest ment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

VIP Strategic Income Portfolio 4

VIP Strategic Income Portfolio Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2005 to December 31, 2005) for Initial Class, Service Class, and Service Class 2 and for the entire period (July 21, 2005 to December 31, 2005) for Investor Class. The hypothetical expense Example is based on an investment of $1,000 invested for the one half year period (July 1, 2005 to December 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the fund, as a shareholder in the underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the fund, as a shareholder in the underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Ending
	Beginning	Account Value	Expenses Paid
	Account Value	December 31, 2005	During Period
Initial Class
Actual	$ 1,000.00	$ 1,016.50	$ 3.81B
HypotheticalA	$ 1,000.00	$ 1,021.42	$ 3.82C
Service Class
Actual	$ 1,000.00	$ 1,016.60	$ 4.32B
HypotheticalA	$ 1,000.00	$ 1,020.92	$ 4.33C
Service Class 2
Actual	$ 1,000.00	$ 1,016.00	$ 5.08B
HypotheticalA	$ 1,000.00	$ 1,020.16	$ 5.09C
Investor Class
Actual	$ 1,000.00	$ 1,015.90	$ 3.85B
HypotheticalA	$ 1,000.00	$ 1,020.92	$ 4.33C

A 5% return per year before expenses
B Actual expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period) for Initial Class, Service Class, and Service Class 2 and multiplied by
164/365 (to reflect the period July 21, 2005 to December 31, 2005) for Investor Class. The fees and expenses of the underlying affiliated central funds in which the fund invests are not included in the fund’s annualized expense ratio.
C Hypothetical expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period). The fees and expenses of the underlying affiliated central funds in which the fund invests are not included in the fund’s annualized expense ratio.

55 Annual Report

VIP Strategic Income Portfolio
Shareholder Expense Example continued

Annualized
Expense Ratio
Initial Class	75%
Service Class	85%
Service Class 2	1.00%
Investor Class	85%

VIP Strategic Income Portfolio

6

VIP Strategic Income Portfolio Investment Changes

Top Five Holdings as of December 31, 2005
(by issuer, excluding cash	% of fund’s	% of fund’s net assets
equivalents)	net assets	6 months ago
U.S. Treasury Obligations	12.1	17.0
Fannie Mae	11.4	7.5
German Federal Republic	4.6	3.3
Freddie Mac	3.2	2.5
United Kingdom, Great Britain
& Northern Ireland	2.2	2.0
	33.5

Top Five Market Sectors as of December 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Consumer Discretionary	11.5	12.0
Telecommunication Services	7.8	9.2
Energy	4.2	4.7
Financials	4.1	2.2
Information Technology	3.9	3.0

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

The information in the above tables is based on the combined investments of the fund and its pro rata share of the investments of Fidelity’s fixed income central funds.

For an unaudited list of holdings for each fixed income central fund, visit advisor.fidelity.com.

7 Annual Report

VIP Strategic Income Portfolio
Investments December 31, 2005
Showing Percentage of Net Assets

Corporate Bonds 36.1%
	Principal	Value (Note 1)
	Amount
Convertible Bonds 0.1%

CONSUMER DISCRETIONARY 0.1%
Media 0.1%
Liberty Media Corp. (Sprint Corp.
PCS Series 1) 3.75% 2/15/30 .	$ 315,000	$ 174,825

INFORMATION TECHNOLOGY 0.0%
Semiconductors & Semiconductor Equipment – 0.0%
ON Semiconductor Corp. 0%
4/15/24	20,000	15,888

TOTAL CONVERTIBLE BONDS		190,713
Nonconvertible Bonds – 36.0%

CONSUMER DISCRETIONARY 9.1%
Auto Components – 0.8%
Affinia Group, Inc. 9% 11/30/14	215,000	166,625
Delco Remy International, Inc.:
9.375% 4/15/12	25,000	7,250
11% 5/1/09	40,000	14,800
Goodyear Tire & Rubber Co. 9%
7/1/15 (f)	460,000	454,250
Tenneco, Inc. 8.625% 11/15/14 .	320,000	300,800
TRW Automotive Acquisition Corp.:
9.375% 2/15/13	185,000	199,800
11% 2/15/13	38,000	42,560
Visteon Corp. 7% 3/10/14	295,000	230,100
		1,416,185
Diversified Consumer Services 0.3%
Service Corp. International (SCI):
6.75% 4/1/16	300,000	293,250
7% 6/15/17 (f)	130,000	129,675
		422,925
Hotels, Restaurants & Leisure 2.3%
Carrols Corp. 9% 1/15/13	355,000	345,238
Galaxy Entertainment Finance Co.
Ltd.:
9.655% 12/15/10 (f)(g)	100,000	101,500
9.875% 12/15/12 (f)	100,000	101,500
Gaylord Entertainment Co.:
6.75% 11/15/14	265,000	259,700
8% 11/15/13	100,000	104,625
Herbst Gaming, Inc.:
7% 11/15/14	60,000	59,700
8.125% 6/1/12	100,000	104,000
ITT Corp. 7.375% 11/15/15	125,000	135,313
Kerzner International Ltd. 6.75%
10/1/15 (f)	210,000	203,700
Landry’s Seafood Restaurants, Inc.
7.5% 12/15/14	245,000	230,300
Mandalay Resort Group:
6.375% 12/15/11	80,000	79,600

	Principal	Value (Note 1)
	Amount
6.5% 7/31/09	$ 20,000	$20,225
MGM MIRAGE:
6% 10/1/09	40,000	39,800
6.625% 7/15/15	450,000	448,875
6.75% 9/1/12	45,000	45,619
8.5% 9/15/10	50,000	54,250
Mohegan Tribal Gaming Authority
6.875% 2/15/15	100,000	100,750
Morton’s Restaurant Group, Inc.
7.5% 7/1/10	90,000	89,100
Penn National Gaming, Inc.:
6.75% 3/1/15	225,000	221,063
6.875% 12/1/11	140,000	140,700
Scientific Games Corp. 6.25%
12/15/12	40,000	39,300
Speedway Motorsports, Inc. 6.75%
6/1/13	95,000	96,306
Starwood Hotels & Resorts
Worldwide, Inc. 7.875% 5/1/12	100,000	110,250
Station Casinos, Inc.:
6% 4/1/12	80,000	80,100
6.5% 2/1/14	20,000	20,225
Town Sports International Holdings,
Inc. 0% 2/1/14 (d)	35,000	23,800
Universal City Development
Partners Ltd./UCDP Finance, Inc.
11.75% 4/1/10	45,000	50,175
Vail Resorts, Inc. 6.75% 2/15/14 .	225,000	225,563
Virgin River Casino Corp./RBG
LLC/B&BB, Inc.:
0% 1/15/13 (d)	260,000	176,800
9% 1/15/12	40,000	40,800
		3,748,877
Household Durables 0.8%
Goodman Global Holdings, Inc.:
7.4913% 6/15/12 (f)(g)	290,000	288,550
7.875% 12/15/12 (f)	175,000	162,750
K. Hovnanian Enterprises, Inc.:
6% 1/15/10	40,000	38,000
6.25% 1/15/15	60,000	55,932
7.75% 5/15/13	100,000	100,000
KB Home 8.625% 12/15/08	50,000	52,750
Kimball Hill, Inc. 10.5%
12/15/12 (f)	110,000	109,450
Meritage Homes Corp. 6.25%
3/15/15	90,000	81,450
Norcraft Holdings LP/Norcraft
Capital Corp. 0% 9/1/12 (d)	250,000	177,500
Standard Pacific Corp.:
7.75% 3/15/13	20,000	19,550
9.25% 4/15/12	90,000	92,250

See accompanying notes which are an integral part of the financial statements.

VIP Strategic Income Portfolio 8

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount
Nonconvertible Bonds – continued

CONSUMER DISCRETIONARY – continued
Household Durables – continued
Technical Olympic USA, Inc.:
7.5% 1/15/15	$ 135,000	$ 112,050
10.375% 7/1/12	30,000	29,550
		1,319,782
Leisure Equipment & Products 0.0%
Riddell Bell Holdings, Inc. 8.375%
10/1/12	40,000	37,400
Media 4.1%
Cablevision Systems Corp. 8%
4/15/12	715,000	664,950
CanWest Media, Inc. 8% 9/15/12	40,000	41,000
CCH I Holdings LLC/CCH I Capital
Corp. 0% 5/15/14 (d)(f)	80,000	44,000
CCH I LLC / CCH I Capital Corp.
11% 10/1/15 (f)	305,000	253,150
Charter Communications Holding II
LLC/Charter Communications
Holdings II Capital Corp. 10.25%
9/15/10	130,000	129,350
Corus Entertainment, Inc. 8.75%
3/1/12	60,000	64,500
CSC Holdings, Inc.:
7.625% 4/1/11	40,000	39,800
7.625% 7/15/18	680,000	642,600
7.875% 2/15/18	670,000	646,550
EchoStar DBS Corp.:
6.375% 10/1/11	45,000	43,425
6.625% 10/1/14	790,000	756,425
Globo Comunicacoes e
Participacoes SA:
(Reg. S):
7.375% 10/20/11 (e)	112,143	111,582
10.25% 10/20/11 (e)	153,830	155,946
10.25% 10/20/11 (e)(f)	12,819	12,995
Haights Cross Communications, Inc.
0% 8/15/11 (d)	20,000	11,200
Haights Cross Operating Co.
11.75% 8/15/11	20,000	21,200
Houghton Mifflin Co.:
0% 10/15/13 (d)	390,000	304,200
8.25% 2/1/11	20,000	20,675
9.875% 2/1/13	395,000	417,219
iesy Repository GmbH 10.375%
2/15/15 (f)	130,000	134,875
Innova S. de R.L. 9.375% 9/19/13	500,000	556,250
Liberty Media Corp.:
5.7% 5/15/13	300,000	279,750
8.5% 7/15/29	300,000	297,098
PanAmSat Corp. 9% 8/15/14	165,000	173,250

		Principal	Value (Note 1)
		Amount
Rainbow National LLC & RNS Co.
Corp.:
8.75% 9/1/12 (f)		$ 110,000	$ 117,150
10.375% 9/1/14 (f)		420,000	470,400
Vertis, Inc. 10.875% 6/15/09		235,000	232,063
Videotron Ltee 6.875% 1/15/14 .		125,000	125,938
			6,767,541
Multiline Retail – 0.4%
Marks & Spencer Group PLC
5.125% 11/7/06	EUR	50,000	60,169
Neiman Marcus Group, Inc.:
9% 10/15/15 (f)		310,000	316,200
10.375% 10/15/15 (f)		350,000	356,125
			732,494
Textiles, Apparel & Luxury Goods 0.4%
AAC Group Holding Corp. 0%
10/1/12 (d)		195,000	141,863
Jostens Holding Corp. 0%
12/1/13 (d)		300,000	219,000
Levi Strauss & Co. 9.75% 1/15/15		290,000	299,425
			660,288

TOTAL CONSUMER DISCRETIONARY			15,105,492

CONSUMER STAPLES 0.4%
Food Products – 0.3%
Doane Pet Care Co.:
10.625% 11/15/15 (f)		90,000	93,938
10.75% 3/1/10		135,000	147,150
Hines Nurseries, Inc. 10.25%
10/1/11		120,000	117,600
National Beef Packing Co.
LLC/National Beef Finance Corp.
10.5% 8/1/11		35,000	36,225
Philipp Brothers Chemicals, Inc.
9.875% 6/1/08		30,000	27,900
Reddy Ice Holdings, Inc. 0%
11/1/12 (d)		130,000	103,350
			526,163
Household Products – 0.1%
Central Garden & Pet Co. 9.125%
2/1/13		75,000	79,500
Personal Products 0.0%
Elizabeth Arden, Inc. 7.75%
1/15/14		40,000	39,600

TOTAL CONSUMER STAPLES			645,263

ENERGY 3.5%
Energy Equipment & Services – 0.6%
CHC Helicopter Corp. 7.375%
5/1/14		240,000	242,400
Hanover Compressor Co. 9%
6/1/14		125,000	135,938

See accompanying notes which are an integral part of the financial statements.

9 Annual Report

VIP Strategic Income Portfolio
Investments - continued

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount
Nonconvertible Bonds – continued

ENERGY – continued
Energy Equipment & Services – continued
Ocean Rig Norway AS 8.375%
7/1/13 (f)	$ 60,000	$ 63,900
Petroliam Nasional BHD (Petronas)
7.625% 10/15/26 (Reg. S)	305,000	379,878
Seabulk International, Inc. 9.5%
8/15/13	135,000	151,538
		973,654
Oil, Gas & Consumable Fuels 2.9%
ANR Pipeline, Inc.:
7.375% 2/15/24	115,000	117,444
8.875% 3/15/10	110,000	117,838
Atlas Pipeline Partners LP / Atlas
Pipeline Partners Finance Corp.
8.125% 12/15/15 (f)	70,000	70,700
Chaparral Energy, Inc. 8.5%
12/1/15 (f)	130,000	132,925
Chesapeake Energy Corp.:
6.5% 8/15/17 (f)	170,000	169,788
7.5% 9/15/13	40,000	41,600
7.5% 6/15/14	35,000	36,925
El Paso Corp.:
7.625% 8/16/07	70,000	70,700
7.75% 6/15/10 (f)	55,000	56,293
Energy Partners Ltd. 8.75% 8/1/10	155,000	160,425
EXCO Resources, Inc. 7.25%
1/15/11	10,000	10,150
Gazstream SA 5.625%
7/22/13 (f)	125,000	124,375
Harvest Operations Corp. 7.875%
10/15/11	50,000	49,750
InterNorth, Inc. 9.625%
3/15/06 (c)	100,000	36,000
Markwest Energy Partners LP/
Markwest Energy Finance Corp.
6.875% 11/1/14 (f)	155,000	142,600
Massey Energy Co.:
6.625% 11/15/10	70,000	71,400
6.875% 12/15/13 (f)	220,000	221,925
OAO Gazprom 9.625% 3/1/13 .	50,000	60,625
Pan American Energy LLC 7.125%
10/27/09 (f)	115,000	116,294
Pemex Project Funding Master Trust:
7.75% 9/28/49	390,000	402,675
8.625% 2/1/22	335,000	411,631
9.125% 10/13/10	95,000	109,013
Petrobras Energia SA 9.375%
10/30/13	95,000	101,888
Plains Exploration & Production Co.
8.75% 7/1/12	90,000	96,525

		Principal	Value (Note 1)
		Amount
Pogo Producing Co. 6.875%
10/1/17 (f)		$ 210,000	$ 205,275
Range Resources Corp. 7.375%
7/15/13		100,000	102,750
Ship Finance International Ltd. 8.5%
12/15/13		145,000	137,025
Targa Resources, Inc. / Targa
Resources Finance Corp. 8.5%
11/1/13 (f)		70,000	71,750
Teekay Shipping Corp. 8.875%
7/15/11		220,000	247,500
Venoco, Inc. 8.75% 12/15/11		70,000	71,050
Williams Companies, Inc.:
6.375% 10/1/10 (f)		210,000	210,525
7.625% 7/15/19		335,000	357,070
7.75% 6/15/31		115,000	122,475
7.875% 9/1/21		20,000	21,700
8.75% 3/15/32		180,000	209,358
YPF SA:
10% 11/2/28		125,000	146,875
yankee 9.125% 2/24/09		50,000	54,375
			4,887,217

TOTAL ENERGY			5,860,871

FINANCIALS – 3.3%
Capital Markets 0.0%
E*TRADE Financial Corp. 7.375%
9/15/13 (f)		70,000	71,050
Commercial Banks – 0.7%
BIE Bank & Trust Ltd. 16.8%
3/13/07	BRL	150,000	64,310
Dresdner Bank AG 10.375%
8/17/09 (f)		300,000	333,030
European Investment Bank 4%
10/15/37	EUR	100,000	123,925
Kyivstar GSM 7.75% 4/27/12
(Issued by Dresdner Bank AG for
Kyivstar GSM) (f)		200,000	203,000
Vimpel Communications 10%
6/16/09 (Issued by UBS
Luxembourg SA for Vimpel
Communications)		400,000	436,800
			1,161,065
Consumer Finance – 1.2%
General Motors Acceptance Corp.:
6.75% 12/1/14		505,000	454,500
6.875% 9/15/11		295,000	269,188
6.875% 8/28/12		360,000	324,480
8% 11/1/31		1,000,000	970,000
			2,018,168

See accompanying notes which are an integral part of the financial statements.

VIP Strategic Income Portfolio 10

Corporate Bonds continued
		Principal	Value (Note 1)
		Amount
Nonconvertible Bonds – continued

FINANCIALS – continued
Diversified Financial Services – 0.5%
Canada Housing Trust No. 1 4.65%
9/15/09	CAD	550,000	$ 483,151
Global Cash Access LLC/Global
Cash Access Finance Corp.
8.75% 3/15/12		238,000	253,173
			736,324
Real Estate 0.5%
American Real Estate
Partners/American Real Estate
Finance Corp.:
7.125% 2/15/13 (f)		170,000	169,575
8.125% 6/1/12		190,000	196,650
BF Saul REIT 7.5% 3/1/14		95,000	97,969
Crescent Real Estate Equities
LP/Crescent Finance Co. 9.25%
4/15/09		50,000	52,688
Senior Housing Properties Trust
8.625% 1/15/12		280,000	306,600
			823,482
Thrifts & Mortgage Finance – 0.4%
Residential Capital Corp.:
6.375% 6/30/10		360,000	365,801
6.875% 6/30/15		205,000	217,830
			583,631

TOTAL FINANCIALS			5,393,720

HEALTH CARE 1.6%
Biotechnology – 0.1%
Polypore, Inc. 8.75% 5/15/12		130,000	113,750
Health Care Equipment & Supplies 0.0%
Bio Rad Laboratories, Inc. 7.5%
8/15/13		70,000	73,500
Health Care Providers & Services 1.3%
AmeriPath, Inc. 10.5% 4/1/13		150,000	159,000
Beverly Enterprises, Inc. 7.875%
6/15/14		285,000	305,663
Fresenius Medical Care Capital
Trust IV 7.875% 6/15/11		125,000	133,125
HCA, Inc.:
5.75% 3/15/14		255,000	246,075
7.875% 2/1/11		100,000	107,579
IASIS Healthcare LLC/IASIS Capital
Corp. 8.75% 6/15/14		90,000	94,500
Rural/Metro Corp. 9.875%
3/15/15 (f)		100,000	102,500
Skilled Healthcare Group, Inc. 11%
1/15/14 (f)		120,000	121,200
Team Finance LLC / Health Finance
Corp. 11.25% 12/1/13 (f)		150,000	152,250

	Principal	Value (Note 1)
	Amount
Triad Hospitals, Inc. 7% 11/15/13	$ 370,000	$ 370,000
U.S. Oncology, Inc. 9% 8/15/12 .	150,000	160,125
Vanguard Health Holding Co. II LLC
9% 10/1/14	200,000	212,500
		2,164,517
Pharmaceuticals 0.2%
CDRV Investors, Inc. 0%
1/1/15 (d)	175,000	107,188
Elan Finance PLC/Elan Finance
Corp. 7.75% 11/15/11	65,000	60,775
Leiner Health Products, Inc. 11%
6/1/12	90,000	84,600
VWR International, Inc. 6.875%
4/15/12	30,000	29,700
		282,263

TOTAL HEALTH CARE		2,634,030

INDUSTRIALS – 2.7%
Aerospace & Defense – 0.1%
Hexcel Corp. 6.75% 2/1/15	100,000	97,000
Orbimage Holdings, Inc. 13.15%
7/1/12 (f)(g)	100,000	106,500
		203,500
Airlines – 0.4%
American Airlines, Inc. pass thru
trust certificates:
7.377% 5/23/19	164,607	134,978
7.379% 11/23/17	6,316	5,179
AMR Corp.:
9% 8/1/12	60,000	52,200
9% 9/15/16	85,000	73,100
Continental Airlines, Inc. pass thru
trust certificates:
6.9% 7/2/18	21,592	19,001
9.798% 4/1/21	138,520	138,520
Delta Air Lines, Inc. pass thru trust
certificates:
7.57% 11/18/10	30,000	29,559
7.711% 9/18/11	25,000	20,250
7.92% 5/18/12	110,000	90,200
Northwest Airlines, Inc. pass thru
trust certificates:
6.81% 2/1/20	16,400	15,252
7.248% 7/2/14	10,671	1,387
7.626% 4/1/10	5,344	2,939
7.95% 9/1/16	51,773	44,525
8.304% 9/1/10	46,342	34,293
		661,383
Building Products – 0.2%
ACIH, Inc. 0% 12/15/12 (d)(f)	20,000	14,100
Jacuzzi Brands, Inc. 9.625%
7/1/10	15,000	15,938

See accompanying notes which are an integral part of the financial statements.

11 Annual Report

VIP Strategic Income Portfolio
Investments - continued

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount
Nonconvertible Bonds – continued

INDUSTRIALS – continued
Building Products – continued
Maax Holdings, Inc. 0%
12/15/12 (d)	$ 205,000	$ 73,800
NTK Holdings, Inc. 0% 3/1/14 (d)	290,000	181,250
		285,088
Commercial Services & Supplies 0.3%
ALH Finance LLC/ALH Finance
Corp. 8.5% 1/15/13	10,000	9,425
Allied Security Escrow Corp.
11.375% 7/15/11	100,000	96,000
Browning Ferris Industries, Inc.
9.25% 5/1/21	100,000	101,000
FTI Consulting, Inc. 7.625%
6/15/13 (f)	50,000	51,688
Mac Gray Corp. 7.625% 8/15/15	40,000	40,500
R.H. Donnelley Finance Corp. I
10.875% 12/15/12	75,000	84,281
Williams Scotsman, Inc. 8.5%
10/1/15	140,000	144,900
		527,794
Construction & Engineering – 0.0%
Blount, Inc. 8.875% 8/1/12	50,000	52,875
Electrical Equipment 0.2%
FIMEP SA 10.5% 2/15/13	70,000	79,275
General Cable Corp. 9.5%
11/15/10	125,000	132,500
Polypore, Inc. 0% 10/1/12 (d)	300,000	166,500
		378,275
Machinery – 0.1%
Chart Industries, Inc. 9.125%
10/15/15 (f)	60,000	61,200
Navistar International Corp. 7.5%
6/15/11	100,000	94,750
		155,950
Marine – 0.2%
American Commercial Lines
LLC/ACL Finance Corp. 9.5%
2/15/15	26,000	27,950
H Lines Finance Holding Corp. 0%
4/1/13 (d)	71,000	58,930
OMI Corp. 7.625% 12/1/13	190,000	192,850
Ultrapetrol Bahamas Ltd. 9%
11/24/14	80,000	74,800
		354,530
Road & Rail 0.9%
Hertz Corp.:
8.875% 1/1/14 (f)	190,000	192,613
10.5% 1/1/16 (f)	190,000	194,038

	Principal	Value (Note 1)
	Amount
Kansas City Southern Railway Co.:
7.5% 6/15/09	$ 340,000	$ 351,050
9.5% 10/1/08	45,000	48,825
TFM SA de CV:
9.375% 5/1/12 (f)	355,000	389,613
yankee 10.25% 6/15/07	250,000	265,000
		1,441,139
Trading Companies & Distributors – 0.3%
Ahern Rentals, Inc. 9.25%
8/15/13 (f)	40,000	41,900
Ashtead Holdings PLC 8.625%
8/1/15 (f)	75,000	78,375
Neff Rent LLC/Neff Finance Corp.
11.25% 6/15/12 (f)	315,000	330,750
		451,025

TOTAL INDUSTRIALS		4,511,559

INFORMATION TECHNOLOGY 3.1%
Communications Equipment – 0.5%
L 3 Communications Corp. 6.375%
10/15/15 (f)	190,000	190,000
Lucent Technologies, Inc.:
6.45% 3/15/29	620,000	528,550
6.5% 1/15/28	155,000	130,781
		849,331
Electronic Equipment & Instruments – 0.3%
Altra Industrial Motion, Inc. 9%
12/1/11 (f)	50,000	48,500
Celestica, Inc. 7.875% 7/1/11	505,000	507,525
		556,025
IT Services 0.9%
Iron Mountain, Inc.:
6.625% 1/1/16	480,000	446,400
7.75% 1/15/15	180,000	180,900
8.625% 4/1/13	185,000	192,400
SunGard Data Systems, Inc.:
8.5248% 8/15/13 (f)(g)	140,000	144,375
9.125% 8/15/13 (f)	260,000	268,775
10.25% 8/15/15 (f)	175,000	173,469
		1,406,319
Office Electronics – 0.9%
Xerox Capital Trust I 8% 2/1/27	480,000	493,200
Xerox Corp.:
6.875% 8/15/11	210,000	216,563
7.125% 6/15/10	225,000	233,438
7.2% 4/1/16	180,000	188,100
7.625% 6/15/13	300,000	317,250
		1,448,551
Semiconductors & Semiconductor Equipment – 0.5%
Avago Technologies Finance Ltd.:
9.91% 6/1/13 (f)(g)	220,000	224,400

See accompanying notes which are an integral part of the financial statements.

VIP Strategic Income Portfolio 12

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount
Nonconvertible Bonds – continued

INFORMATION TECHNOLOGY – continued
Semiconductors & Semiconductor Equipment – continued
Avago Technologies Finance Ltd.:
continued
11.875% 12/1/15 (f)	$ 140,000	$ 141,050
Freescale Semiconductor, Inc.
7.125% 7/15/14	215,000	227,363
MagnaChip Semiconductor
SA/MagnaChip Semiconductor
Finance Co.:
6.875% 12/15/11	60,000	58,800
7.7413% 12/15/11 (g)	40,000	40,500
New ASAT Finance Ltd. 9.25%
2/1/11	105,000	76,125
Viasystems, Inc. 10.5% 1/15/11 .	140,000	131,600
		899,838

TOTAL INFORMATION TECHNOLOGY		5,160,064

MATERIALS 3.4%
Chemicals 1.2%
America Rock Salt Co. LLC 9.5%
3/15/14	225,000	227,250
BCP Crystal U.S. Holdings Corp.
9.625% 6/15/14	348,000	388,890
Braskem SA 11.75% 1/22/14 (f) .	45,000	55,575
Crystal US Holding 3 LLC/Crystal
US Sub 3 Corp.:
Series A, 0% 10/1/14 (d)	58,000	42,123
Series B, 0% 10/1/14 (d)	569,000	412,525
Huntsman ICI Chemicals LLC
10.125% 7/1/09	113,000	116,390
Huntsman LLC:
11.4% 7/15/11 (g)	20,000	21,200
11.625% 10/15/10	182,000	207,480
JohnsonDiversey Holdings, Inc. 0%
5/15/13 (d)	365,000	288,350
Lyondell Chemical Co. 11.125%
7/15/12	50,000	56,000
Phibro Animal Health Corp. 13%
12/1/07 unit	174,000	179,220
		1,995,003
Construction Materials – 0.0%
Texas Industries, Inc. 7.25%
7/15/13 (f)	40,000	41,300
Containers & Packaging – 0.6%
AEP Industries, Inc. 7.875%
3/15/13	40,000	39,000
BWAY Corp. 10% 10/15/10	90,000	94,388
Constar International, Inc. 11%
12/1/12	135,000	98,550

	Principal	Value (Note 1)
	Amount
Crown Cork & Seal, Inc. 8%
4/15/23	$ 235,000	$ 224,425
Owens-Brockway Glass Container,
Inc.:
6.75% 12/1/14	105,000	100,800
8.25% 5/15/13	195,000	201,338
8.75% 11/15/12	55,000	59,125
8.875% 2/15/09	40,000	41,750
Tekni Plex, Inc. 10.875%
8/15/12 (f)	60,000	65,100
		924,476
Metals & Mining – 1.2%
Alrosa Finance SA (Reg. S) 8.875%
11/17/14	100,000	115,000
Compass Minerals International,
Inc. 0% 6/1/13 (d)	360,000	311,400
CSN Islands VIII Corp. 9.75%
12/16/13 (f)	145,000	160,950
CSN Islands X Corp. (Reg. S) 9.5%
7/14/49	120,000	125,100
Edgen Acquisition Corp. 9.875%
2/1/11	60,000	58,200
Freeport McMoRan Copper &
Gold, Inc. 6.875% 2/1/14	370,000	370,000
Gerdau AmeriSteel Corp./GUSAP
Partners 10.375% 7/15/11	70,000	77,175
Gerdau SA 8.875% (f)	125,000	129,375
International Steel Group, Inc. 6.5%
4/15/14	275,000	275,000
Ispat Inland ULC 9.75% 4/1/14	20,000	22,600
Norilsk Nickel Finance Luxembourg
SA 7.125% 9/30/09	305,000	311,481
		1,956,281
Paper & Forest Products 0.4%
Georgia Pacific Corp.:
7.375% 12/1/25	307,000	275,149
8% 1/15/24	90,000	85,725
8.875% 5/15/31	50,000	50,000
Millar Western Forest Products Ltd.
7.75% 11/15/13	95,000	70,775
NewPage Corp.:
10.5% 5/1/12 (g)	90,000	88,650
12% 5/1/13	100,000	91,500
		661,799

TOTAL MATERIALS		5,578,859

TELECOMMUNICATION SERVICES 7.0%
Diversified Telecommunication Services – 3.3%
Empresa Brasileira de Telecomm SA
11% 12/15/08	223,000	252,994
Eschelon Operating Co. 8.375%
3/15/10	62,000	57,350
MCI, Inc. 8.735% 5/1/14 (g)	195,000	215,719

See accompanying notes which are an integral part of the financial statements.

13 Annual Report

VIP Strategic Income Portfolio
Investments - continued

Corporate Bonds continued
		Principal	Value (Note 1)
		Amount
Nonconvertible Bonds – continued

TELECOMMUNICATION SERVICES continued
Diversified Telecommunication Services – continued
Mobifon Holdings BV 12.5%
7/31/10		$ 280,000	$ 324,100
New Skies Satellites BV:
9.125% 11/1/12		155,000	165,463
9.5725% 11/1/11 (g)		40,000	41,600
NTL Cable PLC 8.75% 4/15/14		935,000	981,750
PanAmSat Holding Corp. 0%
11/1/14 (d)		150,000	104,813
Qwest Corp.:
7.7413% 6/15/13 (f)(g)		350,000	374,500
7.875% 9/1/11		320,000	344,000
8.875% 3/15/12		1,440,000	1,623,600
Telecom Egypt SAE:
10.7% 2/4/10 (g)	EGP	196,300	35,301
10.95% 2/4/10	EGP	196,300	35,643
Telefonica de Argentina SA 9.125%
11/7/10		120,000	124,500
Telefonica del Peru SA 8%
4/11/16 (f)	PEN	330,000	95,004
Telenet Group Holding NV 0%
6/15/14 (d)(f)		363,000	294,938
U.S. West Communications:
6.875% 9/15/33		250,000	232,500
7.2% 11/10/26		30,000	28,800
7.25% 9/15/25		35,000	35,000
7.5% 6/15/23		25,000	24,750
8.875% 6/1/31		5,000	5,238
			5,397,563
Wireless Telecommunication Services – 3.7%
American Tower Corp. 7.125%
10/15/12		685,000	705,550
Centennial Cellular Operating
Co./Centennial Communications
Corp. 10.125% 6/15/13		440,000	480,700
Centennial Communications Corp.
10.25% 1/1/13 (f)(g)		150,000	150,000
Centennial Communications
Corp./Centennial Cellular
Operating Co. LLC/Centennial
Puerto Rico Operations Corp.
8.125% 2/1/14		80,000	81,200
Digicel Ltd. 9.25% 9/1/12 (f)		300,000	309,000
Globe Telecom, Inc. 9.75%
4/15/12		60,000	65,625
Inmarsat Finance II PLC 0%
11/15/12 (d)		840,000	699,300
Inmarsat Finance PLC 7.625%
6/30/12		26,000	26,813
Intelsat Ltd.:
6.5% 11/1/13		360,000	267,750
7.625% 4/15/12		610,000	489,525

	Principal	Value (Note 1)
	Amount
8.695% 1/15/12 (f)(g)	$ 200,000	$ 203,500
Millicom International Cellular SA
10% 12/1/13	325,000	334,750
Mobile Telesystems Finance SA:
8% 1/28/12 (f)	544,000	556,512
8.375% 10/14/10 (f)	390,000	408,720
Nextel Communications, Inc.:
5.95% 3/15/14	20,000	19,975
6.875% 10/31/13	120,000	124,800
7.375% 8/1/15	870,000	921,826
Rogers Communications, Inc.
7.6163% 12/15/10 (g)	80,000	82,600
Telecom Personal SA 9.25%
12/22/10 (f)	125,000	125,313
UbiquiTel Operating Co. 9.875%
3/1/11	80,000	88,600
		6,142,059

TOTAL TELECOMMUNICATION SERVICES		11,539,622

UTILITIES 1.9%
Electric Utilities – 0.4%
AES Gener SA 7.5% 3/25/14	200,000	203,000
Chivor SA E.S.P. 9.75%
12/30/14 (f)	200,000	216,000
MSW Energy Holdings II LLC/MSW
Finance Co. II, Inc. 7.375%
9/1/10	120,000	122,700
Texas Genco LLC/Texas Genco
Financing Corp. 6.875%
12/15/14 (f)	90,000	97,425
		639,125
Gas Utilities 1.1%
Colorado Interstate Gas Co. 6.8%
11/15/15 (f)	260,000	267,800
Southern Natural Gas Co.:
7.35% 2/15/31	190,000	196,175
8% 3/1/32	410,000	454,075
8.875% 3/15/10	230,000	246,388
Tennessee Gas Pipeline Co.:
7% 10/15/28	20,000	19,450
7.5% 4/1/17	445,000	473,925
7.625% 4/1/37	50,000	51,250
8.375% 6/15/32	40,000	45,600
Transportadora de Gas del Sur SA
(Reg. S) 6.5% 12/15/10 (e)	119,242	114,771
		1,869,434
Independent Power Producers & Energy Traders 0.2%
Enron Corp. 7.625% 9/10/04 (c)	400,000	142,000

See accompanying notes which are an integral part of the financial statements.

VIP Strategic Income Portfolio 14

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount
Nonconvertible Bonds – continued

UTILITIES – continued
Independent Power Producers & Energy Traders continued
Mirant North America LLC / Mirant
North America Finance Corp.
7.375% 12/31/13 (f)	$ 110,000	$ 110,825
Tenaska Alabama Partners LP 7%
6/30/21 (f)	99,664	100,163
		352,988
Multi-Utilities – 0.2%
Aquila, Inc. 14.875% 7/1/12	120,000	160,500
TECO Energy, Inc. 6.75% 5/1/15	60,000	62,400
Utilicorp United, Inc. 9.95%
2/1/11 (g)	55,000	60,500
		283,400

TOTAL UTILITIES		3,144,947

TOTAL NONCONVERTIBLE BONDS		59,574,427

TOTAL CORPORATE BONDS
(Cost $59,548,929)		59,765,140

U.S. Government and Government Agency
Obligations 22.7%

U.S. Government Agency Obligations – 10.6%
Fannie Mae:
3.25% 1/15/08	130,000	126,288
3.25% 2/15/09	1,256,000	1,203,012
3.875% 5/15/07	3,675,000	3,632,047
4.25% 5/15/09	1,000,000	985,178
4.625% 1/15/08	736,000	734,401
4.625% 10/15/14	615,000	607,752
4.75% 12/15/10	5,000,000	5,000,055
6% 5/15/11	630,000	666,311
6.375% 6/15/09	320,000	336,186
Freddie Mac:
3.55% 11/15/07	1,767,000	1,729,013
4% 8/17/07	58,000	57,322
4.125% 4/2/07	480,000	476,285
7% 3/15/10	1,846,000	2,003,887

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		17,557,737
U.S. Treasury Inflation Protected Obligations – 2.5%
U.S. Treasury Inflation Indexed
Bonds:
2.375% 1/15/25	369,849	389,274
3.625% 4/15/28	465,518	601,198

		Principal	Value (Note 1)
		Amount
U.S. Treasury Inflation Indexed
Notes:
1.875% 7/15/13		$ 955,462	$ 942,555
2% 1/15/14		1,724,800	1,715,248
2% 7/15/14		422,684	420,544

TOTAL U.S. TREASURY INFLATION PROTECTED
OBLIGATIONS			4,068,819
U.S. Treasury Obligations – 9.6%
U.S. Treasury Bonds 6.125%
8/15/29		2,971,000	3,618,934
U.S. Treasury Notes:
2.375% 8/31/06		1,100,000	1,085,391
3.75% 5/15/08		5,500,000	5,421,767
4% 8/31/07		55,000	54,635
4.25% 11/15/13		3,438,000	3,405,232
4.25% 8/15/14		1,650,000	1,631,952
4.25% 11/15/14		700,000	691,851

TOTAL U.S. TREASURY OBLIGATIONS			15,909,762

TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $37,568,328)			37,536,318

U.S. Government Agency
Mortgage Securities 2.9%

Fannie Mae – 2.9%
4% 10/1/20		14,939	14,266
4.5% 11/1/20		991,656	964,987
5% 9/1/35 to 11/1/35		1,996,331	1,934,362
5.5% 11/1/17 to 4/1/20		1,841,935	1,853,987
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES
(Cost $4,832,818)			4,767,602

Asset Backed Securities 0.0%

Arran Master Trust Series 2005 B
Class A3, 4.726% 12/15/12 (g)
(Cost $86,768)	GBP	50,000	86,091
See accompanying notes which are an integral part of the financial statements.

15 Annual Report

VIP Strategic Income Portfolio
Investments - continued

Collateralized Mortgage Obligations 1.1%
		Principal	Value (Note 1)
		Amount
U.S. Government Agency – 1.1%
Fannie Mae guaranteed REMIC
pass thru certificates floater Series
2005 45 Class XA, 4.7188%
6/25/35 (g)		$ 852,580	$ 853,646
Freddie Mac Multi class
participation certificates
guaranteed planned amortization
class Series 3013 Class AF,
4.6194% 5/15/35 (g)		957,732	955,444
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS
(Cost $1,809,463)			1,809,090

Foreign Government and Government Agency
Obligations 23.2%

Arab Republic 8.8773% to
9.7504% 1/31/06 to 9/26/06	EGP	700,000	118,038
Argentine Republic:
discount (with partial
capitalization through
12/31/13) 8.28% 12/31/33		266,811	224,122
Inflation Indexed par 0.63%
12/31/38 (g)	ARS	1,200,169	165,969
4.005% 8/3/12 (g)		1,045,000	800,577
Gross Domestic Product Linked
Security 12/15/35 (h)		727,003	38,168
Brazilian Federative Republic:
Brady debt conversion bond
5.25% 4/15/12 (g)		416,772	411,563
FLIRB L 5.1875% 4/15/09
(Reg.) (g)		80,770	79,962
6% 9/15/13		266,667	259,680
8% 1/15/18		380,000	409,260
10.5% 7/14/14		205,000	251,125
11% 1/11/12		95,000	115,900
11% 8/17/40		925,000	1,193,250
12.25% 3/6/30		295,000	425,538
12.75% 1/15/20		175,000	252,000
14.5% 10/15/09		100,000	128,500
Canadian Government:
3% 6/1/06	CAD	300,000	257,413
5.25% 6/1/12	CAD	2,450,000	2,263,808
5.5% 6/1/09	CAD	720,000	650,852
Central Bank of Nigeria:
Brady 6.25% 11/15/20		250,000	250,000
promissory note 5.092% 1/5/10		169,855	166,288
Colombian Republic:
10.75% 1/15/13		135,000	167,738
11.75% 2/25/20		150,000	209,250
12% 10/22/15	COP	213,000,000	110,117
Dominican Republic:
Brady 4.8738% 8/30/09 (g)		103,325	101,517
5.3925% 8/30/24 (g)		500,000	460,000

		Principal	Value (Note 1)
		Amount
9.5% 9/27/11		$ 68,088	$ 71,917
Ecuador Republic:
9% 8/15/30 (Reg. S) (e)		155,000	141,050
9.375% 12/15/15 (f)		145,000	135,213
12% 11/15/12 (Reg. S)		90,000	90,900
euro par 5% 2/28/25		46,000	33,350
French Government:
4% 4/25/55	EUR	100,000	128,980
4.75% 4/25/35	EUR	100,000	142,476
German Federal Republic:
3.5% 1/4/16	EUR	1,350,000	1,622,170
4.25% 1/4/14	EUR	3,450,000	4,374,267
4.5% 7/4/09	EUR	1,290,000	1,602,761
Hellenic Republic 3.25% 6/21/07	EUR	1,500,000	1,785,009
Indonesian Republic:
7.25% 4/20/15 (f)		105,000	107,756
7.25% 4/20/15		140,000	143,675
Japan Government:
Inflation Indexed:
0.5% 6/10/15	JPY	50,400,000	413,092
0.8% 9/10/15	JPY	30,120,000	256,164
1.1% 6/10/14	JPY	25,125,000	219,880
0.2% 7/20/06	JPY	125,000,000	1,061,162
0.5% 12/20/06	JPY	72,000,000	613,159
1.5% 3/20/14	JPY	45,000,000	386,888
2.4% 12/20/34	JPY	70,000,000	606,285
Lebanese Republic:
7.83% 11/30/09 (f)(g)		95,000	98,800
7.83% 11/30/09 (g)		140,000	145,600
Pakistan International Sukuk Co.
Ltd. 6.0813% 1/27/10 (g)		100,000	101,000
Panamanian Republic Brady
discount 4.6875% 7/17/26 (g) .		49,000	47,101
Peruvian Republic:
4.6875% 3/7/27 (g)		40,000	36,800
7.35% 7/21/25		300,000	295,500
9.875% 2/6/15		65,000	78,000
Philippine Republic:
Brady principal collateralized
interest reduction bond 6.5%
12/1/17		325,000	325,000
5.3925% 12/1/09 (g)		20,800	20,436
8.375% 2/15/11		540,000	581,175
9% 2/15/13		335,000	370,175
9.875% 1/15/19		120,000	142,800
10.625% 3/16/25		170,000	216,750
Republic of Serbia 3.75%
11/1/24 (e)(f)		50,000	44,445
Russian Federation:
5% 3/31/30 (Reg. S) (e)		1,345,000	1,516,488
11% 7/24/18 (Reg. S)		185,000	273,800
12.75% 6/24/28 (Reg. S)		215,000	394,525
euro 10% 6/26/07		370,000	395,900

See accompanying notes which are an integral part of the financial statements.

VIP Strategic Income Portfolio 16

Foreign Government and Government Agency
Obligations continued
		Principal	Value (Note 1)
		Amount
State of Qatar 9.75% 6/15/30
(Reg. S)		$ 145,000	$ 221,125
Turkish Republic:
11.75% 6/15/10		330,000	404,250
11.875% 1/15/30		470,000	722,625
13.7493% to 20.5644% 7/5/06
to 6/27/07	TRY	565,000	373,415
Ukraine Government 7.3431%
8/5/09 (g)		400,000	431,520
United Kingdom, Great Britain &
Northern Ireland:
4.25% 3/7/36	GBP	30,000	54,131
4.75% 9/7/15	GBP	540,000	977,783
5% 3/7/08	GBP	260,000	455,239
5% 9/7/14	GBP	331,000	606,399
5.75% 12/7/09	GBP	100,000	181,799
6% 12/7/28	GBP	200,000	445,675
8% 6/7/21	GBP	350,000	868,426
United Mexican States:
4.625% 10/8/08		180,000	177,750
7.5% 4/8/33		355,000	420,320
8.06% 6/8/06	MXN	685,000	62,273
8.3% 8/15/31		450,000	578,250
11.5% 5/15/26		265,000	433,487
Uruguay Republic:
7.25% 2/15/11		55,000	55,963
9.25% 5/17/17		100,000	113,250
Venezuelan Republic:
5.1938% 4/20/11 (g)		250,000	245,000
5.375% 8/7/10		175,000	167,563
9.25% 9/15/27		360,000	427,500
10.75% 9/19/13		330,000	407,385
13.625% 8/15/18		161,000	234,255
euro Brady:
par W A 6.75% 3/31/20		500,000	501,250
par W B 6.75% 3/31/20		250,000	250,625
Vietnamese Socialist Republic
Brady par 3.75% 3/12/28 (e)		150,000	120,000
TOTAL FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $37,248,998)			38,468,342

Common Stocks 0.5%
		Shares

CONSUMER DISCRETIONARY 0.2%
Auto Components – 0.0%
Intermet Corp. (j)		6,099	69,956
Diversified Consumer Services 0.1%
Coinmach Service Corp. unit		13,000	202,800

	Shares	Value (Note 1)
Hotels, Restaurants & Leisure 0.1%
Centerplate, Inc. unit	10,000	$ 129,800
TOTAL CONSUMER DISCRETIONARY		402,556

TELECOMMUNICATION SERVICES 0.3%
Diversified Telecommunication Services – 0.3%
Telewest Global, Inc. (a)	21,681	516,441
TOTAL COMMON STOCKS
(Cost $755,737)		918,997

Preferred Stocks 0.1%

Convertible Preferred Stocks 0.0%

MATERIALS 0.0%
Chemicals 0.0%
Celanese Corp. 4.25%	300	8,394
Nonconvertible Preferred Stocks – 0.1%

CONSUMER DISCRETIONARY 0.1%
Media 0.1%
Spanish Broadcasting System, Inc.
Class B, 10.75%	68	73,100
Specialty Retail 0.0%
GNC Corp. Series A, 12.00%	30	24,600
TOTAL CONSUMER DISCRETIONARY		97,700

TOTAL PREFERRED STOCKS
(Cost $104,731)		106,094

Floating Rate Loans 2.1%
	Principal
	Amount

CONSUMER DISCRETIONARY 0.7%
Auto Components – 0.2%
Goodyear Tire & Rubber Co.:
Tranche 2, term loan 7.06%
4/30/10 (g)	$ 105,000	105,919
Tranche 3, term loan 7.81%
3/1/11 (g)	190,000	189,763
		295,682
Automobiles – 0.1%
AM General LLC:
Tranche B1, term loan 8.7379%
11/1/11 (g)	90,000	92,250
Tranche C2, term loan 13.3419%
5/2/12 (g)	50,000	52,625
		144,875
Diversified Consumer Services 0.0%
Coinmach Corp. Tranche B1, term
loan 7.8125% 12/19/12 (g)	20,000	20,275

See accompanying notes which are an integral part of the financial statements.

17 Annual Report

VIP Strategic Income Portfolio
Investments - continued

Floating Rate Loans continued
	Principal	Value (Note 1)
	Amount

CONSUMER DISCRETIONARY – continued
Media 0.1%
Charter Communications Operating
LLC Tranche B, term loan 7.5%
4/7/11 (g)	$ 204,481	$ 204,992
UPC Broadband Holding BV
Tranche H2, term loan 6.8044%
9/30/12 (g)	50,000	50,438
		255,430
Multiline Retail – 0.1%
Neiman Marcus Group, Inc. term
loan 6.9469% 4/6/13 (g)	120,000	120,600
Specialty Retail 0.2%
Toys ’R’ US, Inc. term loan
7.4556% 12/1/12 (g)	290,000	289,275

TOTAL CONSUMER DISCRETIONARY		1,126,137

ENERGY 0.2%
Oil, Gas & Consumable Fuels 0.2%
Coffeyville Resources LLC:
Credit Linked Deposit 6.8625%
7/8/11 (g)	12,000	12,120
Tranche 2, term loan 11.3125%
7/8/13 (g)	110,000	112,475
Tranche B1, term loan 7.0625%
7/8/12 (g)	17,955	18,135
Targa Resources, Inc. / Targa
Resources Finance Corp.:
Credit Linked Deposit 6.6519%
10/31/12 (g)	29,032	29,177
term loan:
6.6366% 10/31/12 (g)	120,665	121,269
6.83% 10/31/07 (g)	80,000	80,400
		373,576

FINANCIALS – 0.1%
Real Estate 0.1%
Capital Automotive (REIT) term loan
6.12% 12/16/10 (g)	180,000	180,450
Newkirk Master LP Tranche B, term
loan 6.0827% 8/11/08 (g)	15,826	15,925
		196,375

INDUSTRIALS – 0.6%
Airlines – 0.4%
Delta Air Lines, Inc.:
Tranche B, term loan 11.01%
3/16/08 (g)	20,000	20,750
Tranche C, term loan 13.51%
3/16/08 (g)	205,000	211,663
United Air Lines, Inc. Tranche B,
term loan 8.62% 3/31/06 (g)	39,882	39,981

	Principal	Value (Note 1)
	Amount
US Airways Group, Inc.:
Tranche 1A, term loan 10.5269%
9/30/10 (g)	$ 147,324	$ 151,007
Tranche 2B, term loan 12.9269%
9/30/08 (g)	271,025	279,156
		702,557
Building Products – 0.0%
Mueller Group, Inc. term loan
6.5392% 10/3/12 (g)	19,950	20,174
Commercial Services & Supplies	0.1%
Allied Waste Industries, Inc.:
term loan 6.1798% 1/15/12 (g)	74,168	74,539
Tranche A, Credit Linked Deposit
5.8638% 1/15/12 (g)	28,796	28,940
		103,479
Industrial Conglomerates 0.0%
Walter Industries, Inc. term loan
6.2765% 10/3/12 (g)	19,950	20,199
Machinery – 0.0%
Chart Industries, Inc. Tranche B,
term loan 6.6179%
10/17/12 (g)	19,444	19,712
Road & Rail 0.1%
Hertz Corp.:
Credit Linked Deposit 6.75%
12/21/12 (g)	7,778	7,865
Tranche B, term loan 8.5%
12/21/12 (g)	53,107	53,704
Tranche DD, term loan LIBOR +
2.5% 12/21/12 (g)	9,116	9,138
		70,707

TOTAL INDUSTRIALS		936,828

INFORMATION TECHNOLOGY 0.3%
IT Services 0.3%
SunGard Data Systems, Inc.
Tranche B, term loan 6.81%
2/10/13 (g)	527,350	530,646
Semiconductors & Semiconductor Equipment – 0.0%
Avago Technologies Finance Ltd.
term loan 6.8213% 12/5/12 (g)	30,000	30,113

TOTAL INFORMATION TECHNOLOGY		560,759

TELECOMMUNICATION SERVICES 0.2%
Diversified Telecommunication Services – 0.2%
Wind Telecomunicazioni Spa:
Tranche 2, term loan 10.62%
3/21/15 (g)	140,000	145,250

See accompanying notes which are an integral part of the financial statements.
VIP Strategic Income Portfolio	18

Floating Rate Loans continued
		Principal	Value (Note 1)
		Amount

TELECOMMUNICATION SERVICES continued
Diversified Telecommunication Services – continued
Wind Telecomunicazioni Spa: -
continued
Tranche B, term loan 7.12%
9/21/13 (g)		$ 70,000	$ 69,825
Tranche C, term loan 7.62%
9/21/14 (g)		70,000	69,825
			284,900

TOTAL FLOATING RATE LOANS
(Cost $3,446,099)			3,478,575

Sovereign Loan Participations 0.1%

Indonesian Republic loan
participation:
Citibank 5.0625% 3/28/13 (g)		46,818	44,243
– Credit Suisse First Boston
5.0625% 3/28/13 (g)		186,182	175,942
– Deutsche Bank 0.975%
3/28/13 (g)	JPY	2,612,684	20,110
TOTAL SOVEREIGN LOAN PARTICIPATIONS
(Cost $231,414)			240,295

Fixed Income Funds 5.0%
		Shares
Fidelity Floating Rate Central Investment
Portfolio (i)
(Cost $8,285,444)		82,567	8,278,993

Money Market Funds 4.8%

Fidelity Cash Central Fund, 4.28% (b)
(Cost $7,876,743)		7,876,743	7,876,743

TOTAL INVESTMENT PORTFOLIO 98.6%
(Cost $161,795,472)			163,332,280

NET OTHER ASSETS 1.4%			2,324,955
NET ASSETS 100%		$ 165,657,235

Currency Abbreviations
ARS	—	Argentine peso
BRL	—	Brazilian real
CAD	—	Canadian dollar
COP	—	Colombian peso
EGP	—	Egyptian pound
EUR	—	European Monetary Unit
GBP	—	British pound
JPY	—	Japanese yen
MXN	—	Mexican peso
PEN	—	Peruvian new sol
TRY	—	New Turkish Lira

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Non-income producing – Issuer is in default.

(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $12,888,723 or 7.8% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Security is linked to Argentine Republic Gross Domestic Product (GDP).
Security does not pay principal over life of security or at expiration.
Payments are based on growth of Argentine GDP, subject to certain conditions.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each fixed-income central fund, as of the investing fund’s report date, is available upon request or at advisor.fidelity.com. The reports are located just after the fund’s financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the fixed-income central fund’s financial statements, which are not covered by the investing fund’s Report of Independent Registered
Public Accounting Firm, are available on the EDGAR Database on the
SEC’s web site www.sec.gov, or upon request.

See accompanying notes which are an integral part of the financial statements.

19 Annual Report

VIP Strategic Income Portfolio Investments - continued

(j) Restricted securities – Investment in securities not registered under the
Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to
$69,956 or 0.0% of net assets.

Additional information on each holding is as follows:

Security	Acquisition Date	Acquisition Cost
Intermet Corp.	11/9/05	$115,372

Affiliated Central Funds

Information regarding income received by the fund from the affiliated Central funds during the period is as follows:

Fund	Income received
Fidelity Cash Central Fund	$ 362,612
Fidelity Floating Rate Central Investment Portfolio	148,162
Total	$ 510,774

Additional information regarding the fund’s purchases and sales, including the ownership percentage, of the following fixed income Central Funds during the period is as follows:

	Value, beginning	Purchases	Sales Proceeds	Value, end of	% ownership,
Fund	of period			period	end of period
Fidelity Floating Rate Central Investment Portfolio	$499,949	$7,785,495	$—	$8,278,993	1.3%
Total	$499,949	$7,785,495	$—	$8,278,993

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	67.3%
Germany	5.1%
United Kingdom	3.3%
Canada	3.2%
Brazil	2.7%
Japan	2.1%
Mexico	1.8%
Russia	1.5%
Luxembourg	1.3%
Venezuela	1.3%
Argentina	1.3%
Greece	1.1%
Bermuda	1.0%
Others (individually less than 1%)	7.0%
100.0%

The information in the above table is based on the combined investments of the fund and its pro rata share of the investments of Fidelity’s fixed income central funds.

Income Tax Information

The fund intends to elect to defer to its fiscal year ending December 31, 2006 approximately $207,836 of losses recognized during the period November 1, 2005 to December 31, 2005.

See accompanying notes which are an integral part of the financial statements.

VIP Strategic Income Portfolio 20

VIP Strategic Income Portfolio

Financial Statements

Statement of Assets and Liabilities
		December 31, 2005

Assets
Investment in securities, at value —
See accompanying schedule:
Unaffiliated issuers (cost
$145,633,285)	$147,176,544
Affiliated Central Funds (cost
$16,162,187)	16,155,736
Total Investments (cost
$161,795,472)		$163,332,280
Cash		306,518
Foreign currency held at value (cost
$1,231)		1,232
Receivable for investments sold		17,901
Receivable for fund shares sold		416,382
Dividends receivable		1,828
Interest receivable		2,273,406
Prepaid expenses		682
Total assets		166,350,229

Liabilities
Payable for investments purchased	296,200
Payable for fund shares redeemed	214,835
Accrued management fee	80,051
Distribution fees payable	1,137
Other affiliated payables	16,536
Other payables and accrued
expenses	84,235
Total liabilities		692,994

Net Assets		$165,657,235
Net Assets consist of:
Paid in capital		$164,086,137
Undistributed net investment income		120,192
Accumulated undistributed net real-
ized gain (loss) on investments and
foreign currency transactions		(82,982)
Net unrealized appreciation (de-
preciation) on investments and as-
sets and liabilities in foreign
currencies		1,533,888
Net Assets		$165,657,235

Statement of Assets and Liabilities continued
		December 31, 2005

Initial Class:
Net Asset Value, offering price and
redemption price per share
($135,352,304 ÷ 13,018,705
shares)		$10.40

Service Class:
Net Asset Value, offering price and
redemption price per share
($3,907,237 ÷ 376,533 shares)	.	$10.38

Service Class 2:
Net Asset Value, offering price and
redemption price per share
($3,895,422 ÷ 375,457 shares)	.	$10.38

Investor Class:
Net Asset Value, offering price and
redemption price per share
($22,502,272 ÷ 2,165,046
shares)		$10.39

See accompanying notes which are an integral part of the financial statements.

21 Annual Report

VIP Strategic Income Portfolio
Financial Statements - continued

Statement of Operations
	Year ended December 31, 2005

Investment Income
Dividends		$40,798
Interest		7,828,892
Income from affiliated Central Funds		510,774
Total income		8,380,464

Expenses
Management fee	$809,768
Transfer agent fees	100,619
Distribution fees	13,391
Accounting fees and expenses	62,146
Independent trustees’ compensation	605
Custodian fees and expenses	45,396
Audit	35,682
Legal	1,354
Miscellaneous	8,526
Total expenses before reductions	1,077,487
Expense reductions	(6,245)	1,071,242

Net investment income		7,309,222
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(129,317)
Foreign currency transactions	(50,946)
Total net realized gain (loss)		(180,263)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(2,755,156)
Assets and liabilities in foreign currencies	(12,209)
Total change in net unrealized appreciation (depreciation)		(2,767,365)
Net gain (loss)		(2,947,628)
Net increase (decrease) in net assets resulting from operations		$4,361,594

Statement of Changes in Net Assets
	Year ended	Year ended
	December 31,	December 31,
	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$7,309,222	$2,352,096
Net realized gain (loss)	(180,263)	746,118
Change in net unrealized appreciation (depreciation)	(2,767,365)	4,302,470
Net increase (decrease) in net assets resulting from operations	4,361,594	7,400,684
Distributions to shareholders from net investment income	(6,828,359)	(2,222,168)
Distributions to shareholders from net realized gain	(1,052,214)	(92,747)
Total distributions	(7,880,573)	(2,314,915)
Share transactions - net increase (decrease)	67,438,055	86,650,808
Total increase (decrease) in net assets	63,919,076	91,736,577

Net Assets
Beginning of period	101,738,159	10,001,582
End of period (including undistributed net investment income of $120,192 and undistributed net investment income of
$388,911, respectively)	$165,657,235	$101,738,159

See accompanying notes which are an integral part of the financial statements.
VIP Strategic Income Portfolio	22

Financial Highlights Initial Class

Years ended December 31,	2005	2004	2003G
Selected Per Share Data
Net asset value, beginning of period	$ 10.61	$ 10.00	$ 10.00
Income from Investment Operations
Net investment incomeE	552.510		.003
Net realized and unrealized gain (loss)	(.226)	.355	(.003)
Total from investment operations	326.865		—
Distributions from net investment income	(.451)	(.245)	—
Distributions from net realized gain	(.085)	(.010)	—
Total distributions	(.536)	(.255)	—
Net asset value, end of period	$ 10.40	$ 10.61	$ 10.00
Total ReturnB,C,D	3.10%	8.66%	.00%
Ratios to Average Net AssetsF,H
Expenses before reductions	75%	.85%	10.00%A
Expenses net of fee waivers, if any	75%	.85%	1.00%A
Expenses net of all reductions	75%	.84%	1.00%A
Net investment income	5.19%	5.02%	1.36%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 135,352	$ 94,154	$ 3,001
Portfolio turnover rate	100%	78%	0%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central funds.
G For the period December 23, 2003 (commencement of operations) to December 31, 2003.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights Service Class

Years ended December 31,	2005	2004	2003G
Selected Per Share Data
Net asset value, beginning of period	$ 10.59	$ 10.00	$ 10.00
Income from Investment Operations
Net investment incomeE	541.485		.003
Net realized and unrealized gain (loss)	(.225)	.355	(.003)
Total from investment operations	316.840		—
Distributions from net investment income	(.441)	(.240)	—
Distributions from net realized gain	(.085)	(.010)	—
Total distributions	(.526)	(.250)	—
Net asset value, end of period	$ 10.38	$ 10.59	$ 10.00
Total ReturnB,C,D	3.01%	8.41%	.00%
Ratios to Average Net AssetsF,H
Expenses before reductions	85%	1.15%	10.10%A
Expenses net of fee waivers, if any	85%	1.10%	1.10%A
Expenses net of all reductions	85%	1.10%	1.10%A
Net investment income	5.09%	4.77%	1.26%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,907	$ 3,795	$ 3,501
Portfolio turnover rate	100%	78%	0%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central funds.
G For the period December 23, 2003 (commencement of operations) to December 31, 2003.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

23 Annual Report

Financial Highlights Service Class 2

Years ended December 31,	2005	2004	2003G
Selected Per Share Data
Net asset value, beginning of period	$ 10.59	$ 10.00	$ 10.00
Income from Investment Operations
Net investment incomeE	524.469		.003
Net realized and unrealized gain (loss)	(.224)	.356	(.003)
Total from investment operations	300.825		—
Distributions from net investment income	(.425)	(.225)	—
Distributions from net realized gain	(.085)	(.010)	—
Total distributions	(.510)	(.235)	—
Net asset value, end of period	$ 10.38	$ 10.59	$ 10.00
Total ReturnB,C,D	2.86%	8.26%	00%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.00%	1.30%	10.25%A
Expenses net of fee waivers, if any	1.00%	1.25%	1.25%A
Expenses net of all reductions	1.00%	1.25%	1.25%A
Net investment income	4.94%	4.62%	1.11%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,895	$ 3,789	$ 3,500
Portfolio turnover rate	100%	78%	0%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central funds.
G For the period December 23, 2003 (commencement of operations) to December 31, 2003.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights Investor Class

Year ended December 31,	2005G
Selected Per Share Data
Net asset value, beginning of period	$ 10.69
Income from Investment Operations
Net investment incomeE	235
Net realized and unrealized gain (loss)	(.065)
Total from investment operations	170
Distributions from net investment income	(.450)
Distributions from net realized gain	(.020)
Total distributions	(.470)
Net asset value, end of period	$ 10.39
Total ReturnB,C,D	1.59%
Ratios to Average Net AssetsF,H
Expenses before reductions	86%A
Expenses net of fee waivers, if any	85%A
Expenses net of all reductions	85%A
Net investment income	5.09%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,502
Portfolio turnover rate	100%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central funds.
G For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.
VIP Strategic Income Portfolio	24

Notes to Financial Statements For the period ended December 31, 2005

1. Significant Accounting Policies.

VIP Strategic Income Portfolio (the fund) is a non diversified fund of Variable Insurance Products Fund IV (the trust) (referred to in this report as VIP Strategic Income Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class, Service Class shares, Service Class 2 shares, and Investor Class shares. The fund commenced sale of Investor Class shares on July 21, 2005. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds) and fixed income Central Investment Portfolios (CIPs), collectively referred to as Central Funds, which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund, which are also consistently followed by the Central Funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transac tions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Pur chases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions, including the fund’s investment activity in the Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Central Funds, are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based on the principal value which is adjusted for inflation. Any increase in the principal amount of an inflation indexed bond is recorded as interest income, even though the principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

25 Annual Report

Notes to Financial Statements continued
1. Significant Accounting Policies continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distrib uting all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to foreign currency transactions, certain foreign taxes, market discount, partnerships, financing transactions, losses deferred due to wash sales and excise tax regulations.

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$3,858,101
Unrealized depreciation	(2,079,162)
Net unrealized appreciation (depreciation)	1,778,939
Cost for federal income tax purposes	$161,553,341

The tax character of distributions paid was as follows:

	December 31, 2005	December 31, 2004
Ordinary Income	$7,576,726	$2,314,242
Long term Capital Gains	303,847	673
Total	$7,880,573	$2,314,915

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund may be contract ually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Mortgage Dollar Rolls. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities (“mortgage dollar rolls”) or the purchase and simultaneous agreement to sell similar securities (“reverse mortgage dollar rolls”). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased.

VIP Strategic Income Portfolio

26

2. Operating Policies continued
Mortgage Dollar Rolls continued

The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insol vent, a fund’s right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $131,881,371 and $92,771,060, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly manage ment fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund’s average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate 12b 1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class’ average net assets and .25% of Service Class 2’s average net assets.

For the period, each class paid FDC the following amounts, all of which were re allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$3,832
Service Class 2	9,559
$13,391

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund’s transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset based fee with respect to each class. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of ..07% of their month end net assets. Investor Class pays an asset based transfer agent fee of .14% of its month end net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$89,613
Service Class	2,532
Service Class 2	2,527
Investor Class	5,947
$100,619

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The fee is based on the level of average net assets for the month.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The fund may also invest in CIPs managed by Fidelity Management & Research Company, Inc. (FMRC), an affiliate of FMR. The Floating Rate Central Investment Portfolio seeks a high level of income by normally investing in floating rate loans and other floating rate securities.

The fund’s Schedule of Investments lists the CIP as an investment of the fund but does not include the underlying holdings of the CIP. Based on its investment objectives, the CIP may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the fund and may involve certain economic risks, including the risk that a counter party to one or more of these transactions may be unable or unwilling to comply with the terms of the governing agreement. This may result in a decline in value of the CIP and the fund.

27 Annual Report

Notes to Financial Statements continued

4. Fees and Other Transactions with Affilitates continued
Affiliated Central Funds continued

A complete unaudited list of holdings for each CIP, as of the fund’s report date, is available upon request or at advisor.fidelity.com. The reports are located just after the fund’s financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the CIP’s financial statements, which are not covered by this fund’s Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC’s website, www.sec.gov, or upon request.

The Central Funds do not pay a management fee. 5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:
	Expense	Reimbursement
	Limitations	from adviser
Initial Class	1.00% - .75%*	$2,145
Service Class	1.10% - .85%*	19
Service Class 2	1.25% - 1.00%*	34
Investor Class	85%	306
		$2,504
* Expense limitation in effect at period end.

In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody expenses by $3,741.

7. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the fund.

8. Credit Risk.

The fund’s relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund’s investments and the income they generate, as well as the fund’s ability to repatriate such amounts.

VIP Strategic Income Portfolio

28

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:
			Years ended December 31,
			2005	2004
From net investment income
Initial Class			$5,620,016	$2,059,339
Service Class			159,039	84,041
Service Class 2			153,056	78,788
Investor ClassA			896,248	—
Total			$6,828,359	$2,222,168
From net realized gain
Initial Class			$951,419	$85,743
Service Class			30,502	3,502
Service Class 2			30,460	3,502
Investor ClassA			39,833	—
Total			$1,052,214	$92,747

A Distributions for Investor Class are for the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

10. Share Transactions.

Transactions for each class of shares were as follows:
	Shares		Dollars
	Years ended December 31,		Years ended December 31,
	2005	2004	2005	2004
Initial Class
Shares sold	6,103,515	8,556,458	$ 64,922,576	$ 86,237,635
Reinvestment of distributions	631,508	202,564	6,571,436	2,145,082
Shares redeemed	(2,589,246)	(186,095)	(27,644,411)	(1,901,742)
Net increase (decrease)	4,145,777	8,572,927	$ 43,849,601	$ 86,480,975
Service Class
Reinvestment of distributions	18,243	8,289	$ 189,541	$ 87,543
Net increase (decrease)	18,243	8,289	$ 189,541	87,543
Service Class 2
Reinvestment of distributions	17,664	7,792	$ 183,516	$ 82,290
Net increase (decrease)	17,664	7,792	$ 183,516	$ 82,290
Investor ClassA
Shares sold	2,103,938	—	$ 22,592,967	$ —
Reinvestment of distributions	90,181	—	936,082	—
Shares redeemed	(29,073)	—	(313,652)	—
Net increase (decrease)	2,165,046	—	$ 23,215,397	$ —

A Share transactions for Investor Class are for the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

29 Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund IV and the Shareholders of VIP Strategic Income Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of VIP Strategic Income Portfolio (a fund of Variable Insurance Products Fund IV) at December 31, 2005 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the VIP Strategic Income Portfolio’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP PricewaterhouseCoopers LLP Boston, Massachusetts February 17, 2006

VIP Strategic Income Portfolio

30

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund’s activities, review contractual arrangements with companies that provide services to the fund, and review the fund’s performance. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 326 funds advised by FMR or an affiliate. Mr. McCoy oversees 328 funds advised by FMR or an affiliate. Mr. Gamper oversees 235 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapac itated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massa chusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Man agement & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of VIP Strategic Income (2005 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004 2005), Chief Administrative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003 present) and Sim mons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

31 Annual Report

Trustees and Officers - continued Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Invest ments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The De pository Trust Company (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005 present).

Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006 present) or Member of the Advisory Board (2005 present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000 present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommunications network surveillance, 2001 2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Rich field Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

VIP Strategic Income Portfolio

32

Name, Age; Principal Occupation Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Pre viously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunica tions) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16 school system).

Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1998). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chairman of the Executive Committee (2000 2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002 present), and Metalmark Capital (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachu setts 02109.

Name, Age; Principal Occupation Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Variable Insurance Products Fund IV. Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

George A. Fischer (44)

Year of Election or Appointment: 2003

Vice President of VIP Strategic Income. Mr. Fischer also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Fischer worked as a research analyst and portfolio manager.

33 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Mark J. Notkin (41)

Year of Election or Appointment: 2003

Vice President of VIP Strategic Income. Mr. Notkin also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Notkin worked as a research analyst and portfolio manager. Mr. Notkin also serves as Vice President of FMR (2001) and FMR Co., Inc. (2001).

Eric D. Roiter (57)

Year of Election or Appointment: 2003

Secretary of VIP Strategic Income. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Management & Research (Far East) Inc. (2001 present), and Fidelity Investments Money Management, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998 2005).

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of VIP Strategic Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President, Treasurer, and Anti Money Laundering (AML) officer of VIP Strategic Income. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

Paul M. Murphy (58)

Year of Election or Appointment: 2005

Chief Financial Officer of VIP Strategic Income. Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005 present). He also serves as Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of VIP Strategic Income. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

John R. Hebble (47)

Year of Election or Appointment: 2003

Deputy Treasurer of VIP Strategic Income. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002 2003) and Assistant Treasurer of the Scudder Funds (1998 2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Strategic Income. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of VIP Strategic Income. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Finan cial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC

(2000 2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Strategic Income. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of professional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

VIP Strategic Income Portfolio

34

Name, Age; Principal Occupation Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Strategic Income. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 2003

Assistant Treasurer of VIP Strategic Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of VIP Strategic Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2003

Assistant Treasurer of VIP Strategic Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Strategic Income. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Strategic Income. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

35 Annual Report

Distributions

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2005, $313,658, or, if subsequently determined to be different, the net capital gain of such year.

A total of 8.11% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

VIP Strategic Income Portfolio

36

37 Annual Report

VIP Strategic Income Portfolio

38

39 Annual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Money Management, Inc.
Fidelity Investments Japan Limited
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
Mellon Bank, N.A.
Pittsburgh, PA

VIPSI ANN 0206 1.796350.103

Fidelity® Variable Insurance Products: Technology Portfolio

Annual Report December 31, 2005

Contents

Performance	3	How the fund has done over time.
Management’s Discussion	4	The manager’s review of fund performance, strategy and
		outlook.
Shareholder Expense Example	5	An example of shareholder expenses.
Investment Changes	6	A summary of major shifts in the fund’s investments over the
		past six months.
Investments	7	A complete list of the fund’s investments with their
		market values.
Financial Statements	13	Statements of assets and liabilities, operations, and
		changes in net assets, as well as financial highlights.
Notes	16	Notes to the financial statements.
Report of Independent Registered	20
Public Accounting Firm
Trustees and Officers	21
Distributions	26
Board Approval of Investment Advisory	27
Contracts and Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the
Securities and Exchange Commission’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc. and have been licensed for use by
Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at http://www.sec.gov. The fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund’s portfolio holdings, view the most recent quar terly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

VIP Technology Portfolio 2

VIP Technology Portfolio Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended December 31, 2005	Past 1	Life of
	year	fundA
VIP® Technology Initial Class	10.88%	0.86%
VIP Technology Investor ClassB	10.67%	0.82%

A From June 19, 2001.
B The initial offering of Investor Class shares took place on July 21, 2005. Returns prior to July 21, 2005 are those of Initial Class. If Investor Class’s transfer agent fee had been reflected, returns prior to July 21, 2005 would have been lower.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in VIP Technology Portfolio Initial Class on July 19, 2001, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

3 Annual Report

VIP Technology Portfolio Management’s Discussion of Fund Performance

Comments from Charlie Chai, Portfolio Manager of VIP Technology Portfolio

U.S. equity benchmarks generally had positive results for the 12 months ending December 31, 2005, the third consecutive year that stocks finished in the black. Energy and utilities were the two best performing sectors, contributing greatly to the 4.91% gain of the Standard & Poor’s 500SM Index. Elsewhere, the NASDAQ Composite® Index returned 2.13%, while the Dow Jones Industrial AverageSM rose 1.72% . The U.S. economy did not decelerate as much as many had predicted, despite eight short term interest rate hikes, record high energy prices and the devastation caused by Hurricane Katrina. Meanwhile, corporate America notched its 14th consecutive quarter of double digit earnings gains through the third quarter of the year, an unprecedented streak in market history. From a style perspective, large cap stocks ended the six year reign of small caps by a narrow margin, but mid caps finished well ahead of both categories. The gap between growth and value stocks also was relatively narrow, with value gaining a slight edge.

During the past year, the fund finished well ahead of both the 2.02% return of the Goldman Sachs® Technology Index and the S&P 500®. (For specific portfolio performance results, please refer to the performance section of this report.) Favorable stock picking in computers and peripherals was one important driver of performance versus the sector index. To a considerable extent, the value added in this group came from two index components I significantly underweighted IBM and Dell. Apple Computer also aided performance, as it continued to roll out new versions of the iPod, the compa ny’s personal digital media player. The fund’s top contributor by both absolute and relative measures was Internet search engine Google, which continued to gain an increasing share of the rapidly growing paid search market and, as a result, boosted its earnings significantly from previous estimates. Some good picks in semiconductors and semiconductor equipment also bolstered returns. Conversely, weak picks in communications equipment dampened the fund’s results. Avaya a purveyor of VoIP (Voice over Internet Protocol) infrastructure equipment was by far the largest detractor from both absolute and relative performance. The stock fell sharply in the first half of the period because of the company’s difficulties in executing a sales reorganization and its subsequent disappointing earnings results, and I liquidated the position. Canada based Research In Motion, maker of the BlackBerry handheld messaging device, also undermined performance, as a patent infringement lawsuit clouded the company’s prospects.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as invest ment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

VIP Technology Portfolio 4

VIP Technology Portfolio Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including manage ment fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2005 to December 31, 2005) for the Initial Class and for the entire period (July 21, 2005 to December 31, 2005) for the Investor Class. The hypothetical expense Example is based on an investment of $1,000 invested for the one half year period (July 1, 2005 to December 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Ending
	Beginning	Account Value	Expenses Paid
	Account Value	December 31, 2005	During Period
Initial Class
Actual	$ 1,000.00	$ 1,136.10	$ 4.31B
HypotheticalA	$ 1,000.00	$ 1,021.17	$ 4.08C
Investor Class
Actual	$ 1,000.00	$ 1,063.90	$ 4.50B
HypotheticalA	$ 1,000.00	$ 1,020.32	$ 4.94C

A 5% return per year before expenses
B Actual expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period) for the Initial Class and multiplied by 164/365 (to reflect the period
July 21, 2005 to December 31, 2005) for the Investor Class.
C Hypothetical expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized
Expense Ratio
Initial Class	80%
Investor Class	97%

55 Annual Report

VIP Technology Portfolio
Investment Changes

Top Ten Stocks as of December 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
QUALCOMM, Inc.	6.4	6.2
Hewlett Packard Co.	4.2	0.0
Research In Motion Ltd.	4.0	7.3
eBay, Inc.	3.9	2.7
Google, Inc. Class A (sub. vtg.)	3.8	4.8
Openwave Systems, Inc.	3.3	1.2
Network Appliance, Inc.	3.3	1.1
Apple Computer, Inc.	3.2	1.4
Sun Microsystems, Inc.	2.9	0.0
F5 Networks, Inc.	2.8	1.1
	37.8

VIP Technology Portfolio 6

VIP Technology Portfolio
Investments December 31, 2005
Showing Percentage of Net Assets

Common Stocks 97.7%
	Shares	Value (Note 1)

COMMERCIAL SERVICES & SUPPLIES 0.0%
Diversified Commercial & Professional Services 0.0%
Equifax, Inc.	1,000	$38,020
COMMUNICATIONS EQUIPMENT – 31.3%
Communications Equipment – 31.3%
ADC Telecommunications, Inc. (a)	19,785	441,997
Adtran, Inc.	2,400	71,376
Alcatel SA sponsored ADR (a)(d)	120,500	1,494,200
Andrew Corp. (a)	17,600	188,848
AudioCodes Ltd. (a)	93,400	1,036,740
Bookham, Inc. (a)(d)	44,100	252,252
Carrier Access Corp. (a)	30,000	148,200
Ceragon Networks Ltd. (a)	50,000	194,500
China Techfaith Wireless Communication Technology Ltd. sponsored ADR (d)	25,400	342,897
CIENA Corp. (a)	241,900	718,443
CommScope, Inc. (a)	19,700	396,561
Comtech Group, Inc. (a)	50,000	310,500
Comverse Technology, Inc. (a)	33,970	903,262
Corning, Inc. (a)	57,500	1,130,450
CSR PLC (a)	11,400	183,696
Extreme Networks, Inc. (a)	81,300	386,175
F5 Networks, Inc. (a)	41,800	2,390,542
Foxconn International Holdings Ltd.	40,000	65,260
Harris Corp.	5,100	219,351
Ixia (a)	20,800	307,424
JDS Uniphase Corp. (a)	129,400	305,384
Juniper Networks, Inc. (a)	38,596	860,691
Lucent Technologies, Inc. (a)	47,400	126,084
Motorola, Inc.	34,530	780,033
MRV Communications, Inc. (a)	53,600	109,880
Nokia Corp. sponsored ADR	11,600	212,280
Nortel Networks Corp. (a)	764,300	2,338,758
Polycom, Inc. (a)	11,800	180,540
Powerwave Technologies, Inc. (a)	3,600	45,252
QUALCOMM, Inc.	126,700	5,458,234
RADWARE Ltd. (a)	17,700	321,432
Research In Motion Ltd. (a)	50,800	3,353,748
Sonus Networks, Inc. (a)	60,600	225,432
Tekelec (a)	34,700	482,330
Tellabs, Inc. (a)	17,200	187,480
Terayon Communication Systems, Inc. (a)	139,300	321,783
		26,492,015

COMPUTERS & PERIPHERALS 20.9%
Computer Hardware 15.2%
Apple Computer, Inc. (a)	36,900	2,652,741
Avid Technology, Inc. (a)	4,700	257,372
Concurrent Computer Corp. (a)	55,144	104,222
Dell, Inc. (a)	52,600	1,577,474
Hewlett Packard Co.	123,500	3,535,805
International Business Machines Corp.	11,600	953,520

See accompanying notes which are an integral part of the financial statements.
7		Annual Report

7

VIP Technology Portfolio
Investments - continued

	Shares	Value (Note 1)
NCR Corp. (a)	24,800	$ 841,712
Palm, Inc. (a)	13,700	435,660
Sun Microsystems, Inc. (a)	591,100	2,476,709
		12,835,215
Computer Storage & Peripherals 5.7%
Brocade Communications Systems, Inc. (a)	500	2,035
EMC Corp. (a)	140,707	1,916,429
McDATA Corp. Class A (a)	40,400	153,520
Network Appliance, Inc. (a)	102,700	2,772,900
		4,844,884

TOTAL COMPUTERS & PERIPHERALS		17,680,099

ELECTRICAL EQUIPMENT – 0.5%
Electrical Components & Equipment – 0.5%
Evergreen Solar, Inc. (a)(d)	41,603	443,072
ELECTRONIC EQUIPMENT & INSTRUMENTS – 3.8%
Electronic Equipment & Instruments – 2.0%
Agilent Technologies, Inc. (a)	11,300	376,177
Applied Films Corp. (a)	14,887	309,203
AU Optronics Corp. sponsored ADR	7,994	119,990
Dolby Laboratories, Inc. Class A	4,700	80,135
Photon Dynamics, Inc. (a)	23,519	429,927
Planar Systems, Inc. (a)	19,500	163,215
Samsung SDI Co. Ltd.	2,000	231,266
Sunpower Corp. Class A	100	3,399
		1,713,312
Electronic Manufacturing Services – 1.8%
Benchmark Electronics, Inc. (a)	10,000	336,300
Flextronics International Ltd. (a)	12,400	129,456
Hon Hai Precision Industry Co. Ltd. (Foxconn)	113,450	622,089
International DisplayWorks, Inc. (a)(d)	20,900	124,146
Trimble Navigation Ltd. (a)	5,200	184,548
Xyratex Ltd. (a)	8,000	141,440
		1,537,979

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		3,251,291

HOUSEHOLD DURABLES – 0.6%
Consumer Electronics – 0.6%
Directed Electronics, Inc.	23,200	332,920
ReignCom Ltd.	3,226	41,466
Thomson SA	6,500	136,202
		510,588
Household Appliances – 0.0%
iRobot Corp.	100	3,333

TOTAL HOUSEHOLD DURABLES		513,921

See accompanying notes which are an integral part of the financial statements.
VIP Technology Portfolio	8

Common Stocks continued
	Shares	Value (Note 1)

INTERNET & CATALOG RETAIL – 4.0%
Internet Retail 4.0%
eBay, Inc. (a)	75,800	$ 3,278,350
GSI Commerce, Inc. (a)	4,900	73,941
		3,352,291

INTERNET SOFTWARE & SERVICES – 9.3%
Internet Software & Services 9.3%
Ariba, Inc. (a)	21,600	158,760
AsiaInfo Holdings, Inc. (a)	9,900	39,402
Baidu.com, Inc. sponsored ADR	100	6,292
Digital River, Inc. (a)(d)	9,000	267,660
Google, Inc. Class A (sub. vtg.) (a)	7,850	3,256,651
Homestore, Inc. (a)	27,500	140,250
Openwave Systems, Inc. (a)	159,133	2,780,054
VeriSign, Inc. (a)	37,500	822,000
Yahoo!, Inc. (a)	10,440	409,039
		7,880,108

IT SERVICES – 4.2%
Data Processing & Outsourced Services – 3.0%
Automatic Data Processing, Inc.	8,900	408,421
Computer Sciences Corp. (a)	2,600	131,664
First Data Corp.	42,800	1,840,828
Hewitt Associates, Inc. Class A (a)	5,500	154,055
		2,534,968
IT Consulting & Other Services – 1.2%
Accenture Ltd. Class A	5,700	164,559
Kanbay International, Inc. (a)	10,500	166,845
Patni Computer Systems Ltd. sponsored ADR	18,400	426,512
Sapient Corp. (a)	52,700	299,863
		1,057,779

TOTAL IT SERVICES		3,592,747

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 13.5%
Semiconductor Equipment – 3.0%
ASM International NV (Nasdaq) (a)	5,200	87,464
ASML Holding NV (NY Shares) (a)	8,800	176,704
ATMI, Inc. (a)	7,900	220,963
Credence Systems Corp. (a)	24,800	172,608
Kulicke & Soffa Industries, Inc. (a)	26,200	231,608
MEMC Electronic Materials, Inc. (a)	33,200	736,044
Teradyne, Inc. (a)	19,000	276,830
Tessera Technologies, Inc. (a)	13,215	341,608
Varian Semiconductor Equipment Associates, Inc. (a)	5,300	232,829
Veeco Instruments, Inc. (a)	4,100	71,053
		2,547,711
Semiconductors – 10.5%
Advanced Analogic Technologies, Inc.	17,450	241,683
Advanced Micro Devices, Inc. (a)	16,000	489,600

See accompanying notes which are an integral part of the financial statements.
	9	Annual Report

9

VIP Technology Portfolio
Investments - continued

	Shares	Value (Note 1)
Altera Corp. (a)	32,900	$ 609,637
AMIS Holdings, Inc. (a)	10,000	106,500
Analog Devices, Inc.	14,500	520,115
Applied Micro Circuits Corp. (a)	160,500	412,485
ARM Holdings PLC sponsored ADR	29,600	183,816
ATI Technologies, Inc. (a)	55,100	938,437
Cambridge Display Technologies, Inc. (d)	17,300	147,223
Cree, Inc. (a)	6,200	156,488
Cypress Semiconductor Corp. (a)	24,000	342,000
Exar Corp. (a)	1,144	14,323
Freescale Semiconductor, Inc. Class B (a)	4,612	116,084
Ikanos Communications, Inc.	300	4,422
Infineon Technologies AG sponsored ADR (a)(d)	18,600	169,260
Linear Technology Corp.	18,100	652,867
Marvell Technology Group Ltd. (a)	17,200	964,748
Maxim Integrated Products, Inc.	22,400	811,776
Microtune, Inc. (a)	31,400	130,938
Mindspeed Technologies, Inc. (a)	172,600	405,610
O2Micro International Ltd. sponsored ADR (a)	34,600	352,228
Pixelplus Co. Ltd. sponsored ADR	10,900	87,418
Q Cells AG	100	5,830
Saifun Semiconductors Ltd.	1,800	56,646
Semiconductor Manufacturing International Corp. sponsored ADR (a)(d)	11,400	77,064
Silicon Laboratories, Inc. (a)	3,300	120,978
Spansion, Inc.	17,400	242,208
STATS ChipPAC Ltd. sponsored ADR (a)	26,800	182,240
Vitesse Semiconductor Corp. (a)	144,100	276,672
Zoran Corp. (a)	2,618	42,438
		8,861,734

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		11,409,445

SOFTWARE 8.9%
Application Software 3.7%
Adobe Systems, Inc.	2,950	109,032
Agile Software Corp. (a)	31,600	188,968
Citrix Systems, Inc. (a)	7,600	218,728
Cognos, Inc. (a)	8,600	299,970
FileNET Corp. (a)	3,000	77,550
Hyperion Solutions Corp. (a)	9,150	327,753
JAMDAT Mobile, Inc. (a)	300	7,974
Kronos, Inc. (a)	2,000	83,720
Salesforce.com, Inc. (a)	5,800	185,890
Ulticom, Inc. (a)	163,342	1,602,385
		3,101,970
Home Entertainment Software – 1.2%
Activision, Inc. (a)	22,400	307,776
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	4,200	64,008

See accompanying notes which are an integral part of the financial statements.
VIP Technology Portfolio	10

Common Stocks continued
	Shares	Value (Note 1)

SOFTWARE – CONTINUED
Home Entertainment Software – continued
Take Two Interactive Software, Inc. (a)	9,700	$ 171,690
THQ, Inc. (a)	12,850	306,473
Ubisoft Entertainment SA (a)	3,100	147,385
		997,332
Systems Software 4.0%
McAfee, Inc. (a)	12,200	330,986
Oracle Corp. (a)	135,700	1,656,897
Red Hat, Inc. (a)	25,760	701,702
Symantec Corp. (a)	40,800	714,000
		3,403,585

TOTAL SOFTWARE		7,502,887

SPECIALTY RETAIL – 0.6%
Computer & Electronics Retail – 0.6%
Best Buy Co., Inc.	3,500	152,180
Gamestop Corp. Class B (a)	12,300	355,470
		507,650

WIRELESS TELECOMMUNICATION SERVICES 0.1%
Wireless Telecommunication Services – 0.1%
Wireless Facilities, Inc. (a)	22,500	114,750
TOTAL COMMON STOCKS
(Cost $71,794,722)		82,778,296

Money Market Funds 6.2%

Fidelity Cash Central Fund, 4.28% (b)	1,865,023	1,865,023
Fidelity Securities Lending Cash Central Fund, 4.35% (b)(c)	3,386,800	3,386,800
TOTAL MONEY MARKET FUNDS
(Cost $5,251,823)		5,251,823

TOTAL INVESTMENT PORTFOLIO 103.9%
(Cost $77,046,545)		88,030,119

NET OTHER ASSETS (3.9)%		(3,329,657)
NET ASSETS 100%		$ 84,700,462

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding income received by the fund from the affiliated Central funds during the period is as follows:

See accompanying notes which are an integral part of the financial statements.

11 Annual Report

VIP Technology Portfolio Investments - continued

Fund	Income received
Fidelity Cash Central Fund	$30,365
Fidelity Securities Lending Cash Central Fund	38,613
Total	$68,978

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	81.8%
Canada	8.3%
France	2.2%
Israel	1.9%
Bermuda	1.5%
Others (individually less than 1%)	4.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

VIP Technology Portfolio 12

VIP Technology Portfolio

Financial Statements

Statement of Assets and Liabilities
	December 31, 2005

Assets
Investment in securities, at value (including securities loaned of $3,228,942) — See accompanying schedule:
Unaffiliated issuers (cost $71,794,722)	$ 82,778,296
Affiliated Central Funds (cost $5,251,823)	5,251,823
Total Investments (cost $77,046,545)		$88,030,119
Receivable for fund shares sold		126,230
Dividends receivable		30,283
Interest receivable		5,331
Prepaid expenses		395
Other receivables		40,628
Total assets		88,232,986

Liabilities
Payable for investments purchased	$ 40,745
Payable for fund shares redeemed	20,851
Accrued management fee	40,645
Other affiliated payables	7,914
Other payables and accrued expenses	35,569
Collateral on securities loaned, at value	3,386,800
Total liabilities		3,532,524

Net Assets		$84,700,462
Net Assets consist of:
Paid in capital		$67,237,886
Undistributed net investment income		36,447
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		6,442,530
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		10,983,599
Net Assets		$84,700,462

Statement of Assets and Liabilities continued
	December 31, 2005

Initial Class:
Net Asset Value, offering price and redemption price per share ($78,891,735 ÷ 7,624,004 shares)		$10.35
Investor Class:
Net Asset Value, offering price and redemption price per share ($5,808,727 ÷ 562,202 shares)		$10.33

See accompanying notes which are an integral part of the financial statements.

13 Annual Report

VIP Technology Portfolio
Financial Statements - continued

Statement of Operations
	Year ended December 31, 2005

Investment Income
Dividends		$266,405
Interest		258
Income from affiliated Central Funds (including $38,613 from security lending)		68,978
		335,641
Less foreign taxes withheld		(23,861)
Total income		311,780

Expenses
Management fee	$465,622
Transfer agent fees	58,710
Accounting and security lending fees	30,886
Independent trustees’ compensation	379
Custodian fees and expenses	29,868
Audit	40,792
Legal	1,298
Miscellaneous	17,476
Total expenses before reductions	645,031
Expense reductions	(137,400)	507,631

Net investment income (loss)		(195,851)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	15,676,601
Foreign currency transactions	(36,615)
Total net realized gain (loss)		15,639,986
Change in net unrealized appreciation (depreciation) on:
Investment securities	(10,091,770)
Assets and liabilities in foreign currencies	(107)
Total change in net unrealized appreciation (depreciation)		(10,091,877)
Net gain (loss)		5,548,109
Net increase (decrease) in net assets resulting from operations		$5,352,258

Statement of Changes in Net Assets
	Year ended	Year ended
	December 31,	December 31,
	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(195,851)	$321,095
Net realized gain (loss)	15,639,986	(886,003)
Change in net unrealized appreciation (depreciation)	(10,091,877)	(4,465,746)
Net increase (decrease) in net assets resulting from operations	5,352,258	(5,030,654)
Distributions to shareholders from net investment income	(365,699)	—
Share transactions - net increase (decrease)	(37,159,453)	(45,543,276)
Redemption fees	42,532	130,386
Total increase (decrease) in net assets	(32,130,362)	(50,443,544)

Net Assets
Beginning of period	116,830,824	167,274,368
End of period (including undistributed net investment income of $36,447 and undistributed net investment income of
$334,161, respectively)	$84,700,462	$116,830,824

See accompanying notes which are an integral part of the financial statements.
VIP Technology Portfolio	14

Financial Highlights Initial Class

Years ended December 31,	2005	2004	2003	2002	2001H
Selected Per Share Data
Net asset value, beginning of period	$ 9.37	$ 9.33	$ 5.86	$ 9.42	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.02)	.02F	(.03)	(.04)	(.03)
Net realized and unrealized gain (loss)	1.04	.01G	3.49	(3.54)	(.57)
Total from investment operations	1.02	.03	3.46	(3.58)	(.60)
Distributions from net investment income	(.04)	—	—	—	—
Redemption fees added to paid in capitalE	—J	.01	.01	.02	.02
Net asset value, end of period	$ 10.35	$ 9.37	$ 9.33	$ 5.86	$ 9.42
Total ReturnB,C,D	10.88%	.43%	59.22%	(37.79)%	(5.80)%
Ratios to Average Net AssetsI
Expenses before reductions	79%	.75%	.83%	.99%	1.31%A
Expenses net of fee waivers, if any	79%	.75%	.83%	.99%	1.31%A
Expenses net of all reductions	62%	.68%	.75%	.86%	1.29%A
Net investment income (loss)	(.24)%	.24%	(.34)%	(.52)%	(.70)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 78,892	$ 116,831	$ 167,274	$ 32,955	$ 43,430
Portfolio turnover rate	249%	118%	129%	217%	129%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown.
E Calculated based on average shares outstanding during the period.
F Investment income per share reflects a special dividend which amounted to $.06 per share.
G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
H For the period July 19, 2001 (commencement of operations) to December 31, 2001.
I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
J Amount represents less than $.01 per share.

Financial Highlights Investor Class

Year ended December 31,	2005F
Selected Per Share Data
Net asset value, beginning of period	$ 9.71
Income from Investment Operations
Net investment income (loss)E	(.02)
Net realized and unrealized gain (loss)	64
Total from investment operations	62
Redemption fees added to paid in capitalE	—H
Net asset value, end of period	$ 10.33
Total ReturnB,C,D	6.39%
Ratios to Average Net AssetsG
Expenses before reductions	97%A
Expenses net of fee waivers, if any	97%A
Expenses net of all reductions	80%A
Net investment income (loss)	(.45)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,809
Portfolio turnover rate	249%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown.
E Calculated based on average shares outstanding during the period.
F For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

15 Annual Report

Notes to Financial Statements For the period ended December 31, 2005

1. Significant Accounting Policies.

VIP Technology Portfolio (the fund) is a non diversified fund of Variable Insurance Products IV (the trust) (referred to in this report as VIP Technology Portfolio) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. The fund is authorized to issue an unlimited number of shares. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class and Investor Class shares. The fund commenced sale of Investor Class shares on July 21, 2005. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open end mutual funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transac tions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Pur chases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

VIP Technology Portfolio

16

1. Significant Accounting Policies continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distrib uting all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows:
Unrealized appreciation	$12,393,255
Unrealized depreciation	(1,969,666)
Net unrealized appreciation (depreciation)	10,423,589
Undistributed long term capital gain	7,038,987

Cost for federal income tax purposes	$77,606,530

The tax character of distributions paid was as follows:
	December 31, 2005	December 31, 2004
Ordinary Income	$365,999	$—

Short Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (in cluding accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities aggregated $204,108,833 and $243,589,484, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly manage ment fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the fund’s average net assets.

17 Annual Report

Notes to Financial Statements continued
4. Fees and Other Transactions with Affiliates continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund’s transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset based fee with respect to each class. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of ..07% of their month end net assets. Investor Class pays an asset based transfer agent fee of .18% of its month end net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$56,585
Investor Class	2,125
$58,710

Accounting and Security Lending Fees. FSC maintains each fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. Certain funds may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR.

Brokerage Commissions. Certain funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $16,718 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

Certain funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $137,400 for the period.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the fund.

9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:
Years ended December 31,	2005		2004
Initial Class	$365,699	$	—

VIP Technology Portfolio

18

10. Share Transactions.

Transactions for each class of shares were as follows:
	Shares		Dollars
Years ended December 31,	2005	2004	2005	2004
Initial Class
Shares sold	1,621,445	4,379,607	$ 15,369,798	$41,591,140
Reinvestment of distributions	40,187	—	365,699	—
Shares redeemed	(6,504,388)	(9,843,606)	(58,554,599)	(87,134,416)
Net increase (decrease)	(4,842,756)	(5,463,999)	$ (42,819,102)	$(45,543,276)
Investor Class A
Shares sold	575,481	—	$ 5,789,709	$—
Shares redeemed	(13,279)	—	(130,060)	—
Net increase (decrease)	562,202	—	$ 5,659,649	$—

A Share transactions for Investor Class are for the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

19 Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund IV and the Shareholders of VIP Technology Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of VIP Technology Portfolio (a fund of Variable Insurance Products Fund IV) at December 31, 2005 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the VIP Technology Portfolio’s manage ment; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial state ments in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP PricewaterhouseCoopers LLP Boston, Massachusetts February 14, 2006

VIP Technology Portfolio

20

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to overseethe fund’s activities, review contractual arrangements with companies that provide services to the fund, and review the fund’s performance. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 326 funds advised by FMR or an affiliate. Mr. McCoy oversees 328 funds advised by FMR or an affiliate. Mr. Gamper oversees 325 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapac itated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Man agement & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of VIP Technology (2005 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present). Previously, Mr. Jonas served as President of Fidelity Enter prise Operations and Risk Services (2004 2005), Chief Administrative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management posi tions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

21 Annual Report

Trustees and Officers - continued Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205 5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005 present).

Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006 present) or Member of the Advisory Board (2005 present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior manage ment positions, including Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corpo ration (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000 present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommunications network surveillance, 2001 2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

VIP Technology Portfolio

22

Name, Age; Principal Occupation Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Pre viously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corpora tion (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunica tions) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private invest ment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16 school system).

Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1998). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Member of the Board of Directors of The Dow Chemical Com pany. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chairman of the Executive Committee (2000 2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002 present), and Metalmark Capi tal (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Variable Investment Products Fund IV. Vice Chairman and a Director of FMR, and Vice Chair man (2001 present) and a Director (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

23 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Eric D. Roiter (57)

Year of Election or Appointment: 2001

Secretary of VIP Technology. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Management & Research (Far East) Inc. (2001 present), and Fidelity Investments Money Management, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998 2005).

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of VIP Technology. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President, Treasurer, and Anti Money Laundering (AML) officer of VIP Technology. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

Paul Murphy (58)

Year of Election or Appointment: 2005

Chief Financial Officer of VIP Technology. Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005 present). He also serves as Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of VIP Technology. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

John R. Hebble (47)

Year of Election or Appointment: 2003

Deputy Treasurer of VIP Technology. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002 2003) and Assistant Treasurer of the Scudder Funds (1998 2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Technology. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of VIP Technology. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an em ployee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000 2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Technology. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of professional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

VIP Technology Portfolio

24

Name, Age; Principal Occupation Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Technology. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 2001

Assistant Treasurer of VIP Technology. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of VIP Technology. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2002

Assistant Treasurer of VIP Technology. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Technology. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Technology. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

25 Annual Report

Distributions

The Board of Trustees of VIP Technology Portfolio voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Capital Gains
Initial Class	02/10/06	02/10/06	$.825
Investor Class	02/10/06	02/10/06	$.825

The fund hereby designates as capital gain dividends: For dividends with respect to the taxable year ended December 31, 2005, $7,080,559, or, if subsequently determined to be different, the net capital gain of such year.

Initial Class and Investor Class designate 100% of the dividends distributed during the fiscal year as qualifying for the dividends received deduction for corporate shareholders.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

VIP Technology Portfolio

26

Board Approval of Investment Advisory Contracts and Management Fees

VIP Technology Portfolio

Each year, typically in July, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and indepen dent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the manage ment fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity’s fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the background of the fund’s portfolio manager and the fund’s investment objective and discipline. The independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Invest ment Advisers’ investment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitor ing of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of “soft” commission dollars to pay for research services. The Board also considered that Fidelity voluntarily decided in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources. The Board also considered the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to account information and market informa tion through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. The Board noted that, since the last Advisory Contract renewals in July 2004, Fidelity has taken a number of actions that benefited particular

27 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund’s absolute investment performance, as well as the fund’s relative investment performance measured against (i) a Goldman Sachs index that reflects the market sector in which the fund invests, and (ii) a peer group of mutual funds over multiple periods. Because the fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one and three year periods ended December 31, 2004, the fund’s (Initial Class) returns, the returns of a Goldman Sachs index (“benchmark”), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the fourth quartile for the one year period and the third quartile for the three year period. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the peer group includes funds that focus on different industries and sectors than the fund. The Board also stated that the relative investment performance of the fund was lower than its benchmark over time. In the absence of a meaningful peer group comparison for the fund and in consideration of the fund’s exposure to a narrow market sector, the Board focused its review on the fund’s relative investment performance measured against its benchmark. In light of that comparison, the Board discussed with FMR actions to be taken by FMR to improve the fund’s below benchmark performance.

The Board has had thorough discussions with FMR throughout the year about the Board’s and FMR’s concerns about equity research, equity fund performance, and compliance with internal policies governing gifts and entertainment. FMR has taken steps that it believes will refocus and strengthen equity research and equity portfolio management and compliance. The Board noted with favor FMR’s recent reorganization of its senior management team and FMR’s plans to dedicate additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund’s shareholders, particularly in light of the Board’s view that the fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board’s management fee

VIP Technology Portfolio

28

and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund’s. For example, a TMG % of 12% means that 88% of the funds in the Total Mapped Group had higher management fees than the fund. The “Asset Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which the fund’s management fee ranked, is also included in the chart and considered by the Board.

The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004.

Based on its review, the Board concluded that the fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund’s total expenses, the Board considered the fund’s management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund’s total expenses ranked below its competitive median for 2004.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund’s total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the busi ness of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

29 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After consider ing PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the fund’s business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and deter mined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund’s management contract incorporates a “group fee” structure, which provides for lower fee rates as total fund assets under FMR’s management increase, and for higher fee rates as total fund assets under FMR’s management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity’s costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR’s management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) equity fund transfer agency fees; (ii) Fidelity’s fund profitability methodology and the impact of various changes in the methodology over time; (iii) benefits to shareholders from economies of scale; (iv) composition and characteristics of various fund and industry data used in comparisons; and (v) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the exist ing advisory fee structures are fair and reasonable, and that the fund’s existing Advisory Contracts should be renewed.

VIP Technology Portfolio

30

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Limited
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
Custodian
JPMorgan Chase Bank
New York, NY

VTECIC ANN 0206 1.817385.100

Fidelity® Variable Insurance Products: Telecommunications & Utilities Growth Portfolio

Annual Report December 31, 2005

Contents

Performance	3	How the fund has done over time.
Management’s Discussion	4	The manager’s review of fund performance, strategy and
		outlook.
Shareholder Expense Example	5	An example of shareholder expenses.
Investment Changes	6	A summary of major shifts in the fund’s investments over the
		past six months.
Investments	7	A complete list of the fund’s investments with their
		market values.
Financial Statements	10	Statements of assets and liabilities, operations, and
		changes in net assets, as well as financial highlights.
Notes	13	Notes to the financial statements.
Report of Independent Registered	17
Public Accounting Firm
Trustees and Officers	18
Distributions	23
Board Approval of Investment Advisory	24
Contracts and Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the
Securities and Exchange Commission’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc. and have been licensed for use by
Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at http://www.sec.gov. The fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund’s portfolio holdings, view the most recent quar terly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

VIP Telecommunications & Utilities Growth Portfolio 2

VIP Telecommunications & Utilities Growth Portfolio Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended December 31, 2005	Past 1	Life of
	year	fundA
VIP® Telecommunications & Utilities Growth Initial Class	9.54%	0.87%
VIP Telecommunications & Utilities Growth Investor ClassB	9.47%	0.85%

A From July 19, 2001.
B The initial offering of Investor Class shares took place on July 21, 2005. Returns prior to July 21, 2005 are those of Initial Class. If Investor Class’s transfer agent fee had been reflected, returns prior to July 21, 2005 would have been lower.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in VIP Telecommunications & Utilities Growth Portfolio Initial Class on July 19, 2001, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® performed over the same period.

3 Annual Report

VIP Telecommunications & Utilities Growth Portfolio Management’s Discussion of Fund Performance

Comments from Brian Younger, Portfolio Manager of VIP Telecommunications & Utilities Growth Portfolio

U.S. equity benchmarks generally had positive results for the 12 months ending December 31, 2005, the third consecutive year that stocks finished in the black. Energy and utilities were the two best performing sectors, contributing greatly to the 4.91% gain of the Standard & Poor’s 500SM Index. Elsewhere, the NASDAQ Composite® Index returned 2.13%, while the Dow Jones Industrial AverageSM rose 1.72% . The U.S. economy did not decelerate as much as many had predicted, despite eight short term interest rate hikes, record high energy prices and the devastation caused by Hurricane Katrina. Meanwhile, corporate America notched its 14th consecutive quarter of double digit earnings gains through the third quarter of the year, an unprecedented streak in market history. From a style perspective, large cap stocks ended the six year reign of small caps by a narrow margin, but mid caps finished well ahead of both categories. The gap between growth and value stocks also was relatively narrow, with value gaining a slight edge.

For the year ending December 31, 2005, the fund beat both the Goldman Sachs® Utilities Index, which returned 7.86%, and the S&P 500®. (For specific portfolio performance results, please refer to the performance section of this report.) Stock picking was strong among wireless telecommunications providers, independent power producers (IPPs) and electric utilities. I focused on companies with attractive stock valuations, improving revenue and earnings growth, and free cash flow that they could return to shareholders. While the fund’s mix remained roughly 60% telecom and 40% utilities, I added within utilities to IPPs because of their potential to benefit from improved pricing in their unregulated businesses. TXU, a Texas based IPP, was the top contributor compared to the Goldman Sachs index. Other notable performers included NII Holdings, a wireless service provider in Latin America, and Qwest Communications International, a regional Bell operating company (RBOC) based in the West. Both rallied sharply as revenues and profit margins increased. All three stocks were top contributors in both relative and absolute terms. On the downside, the fund’s overweighting in diversified telecom companies wireline companies that often also have wireless operations hampered returns. Verizon Communications, an RBOC based in the Northeast, was the biggest relative and absolute detractor. Despite strong revenues and earnings, stock performance was weak, as investors worried about the company’s spending on building new networks and on acquiring MCI. In addition, EchoStar Communications, a satellite services provider whose stock price declined as competition increased, hurt relative returns. The fund had overweightings compared to the sector index in all five stocks.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as invest ment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

VIP Telecommunications & Utilities Growth Portfolio 4

VIP Telecommunications & Utilities Growth Portfolio Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including manage ment fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2005 to December 31, 2005) for the Initial Class and for the entire period (July 21, 2005 to December 31, 2005) for the Investor Class. The hypothetical expense Example is based on an investment of $1,000 invested for the one half year period (July 1, 2005 to December 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Ending
	Beginning	Account Value	Expenses Paid
	Account Value	December 31, 2005	During Period
Initial Class
Actual	$ 1,000.00	$ 1,035.40	$ 4.21B
HypotheticalA	$ 1,000.00	$ 1,021.07	$ 4.18C
Investor Class
Actual	$ 1,000.00	$ 1,029.40	$ 5.29B
HypotheticalA	$ 1,000.00	$ 1,019.36	$ 5.90C

A 5% return per year before expenses
B Actual expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period) for the Initial Class and multiplied by 164/365 (to reflect the period
July 21, 2005 to December 31, 2005) for the Investor Class.
C Hypothetical expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized
Expense Ratio
Initial Class	82%
Investor Class	1.16%

55 Annual Report

VIP Telecommunications & Utilities Growth Portfolio
Investment Changes

Top Ten Stocks as of December 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
AT&T, Inc.	12.6	9.4
Verizon Communications, Inc.	10.4	9.6
BellSouth Corp.	10.3	9.1
Sprint Nextel Corp.	9.0	8.8
Public Service Enterprise Group,
Inc.	5.1	2.8
AES Corp.	5.0	1.7
Exelon Corp.	4.8	5.2
TXU Corp.	4.8	2.4
Qwest Communications
International, Inc.	4.4	2.6
ALLTEL Corp.	3.2	0.6
	69.6

VIP Telecommunications & Utilities Growth Portfolio 6

VIP Telecommunications & Utilities Growth Portfolio
Investments December 31, 2005
Showing Percentage of Net Assets

Common Stocks 99.2%
	Shares	Value (Note 1)

DIVERSIFIED TELECOMMUNICATION SERVICES – 40.8%
Integrated Telecommunication Services – 40.8%
Alaska Communication Systems Group, Inc.	19,800	$ 201,168
AT&T, Inc.	193,589	4,740,994
BellSouth Corp.	142,730	3,867,983
Cbeyond Communications, Inc.	21,800	224,540
MCI, Inc.	34,600	682,658
Qwest Communications International, Inc. (a)	294,370	1,663,191
TELUS Corp. (non vtg.)	1,100	44,159
Verizon Communications, Inc.	129,860	3,911,383
		15,336,076

ELECTRIC UTILITIES – 17.0%
Electric Utilities – 17.0%
Allegheny Energy, Inc. (a)	8,900	281,685
Edison International	20,300	885,283
Entergy Corp.	3,100	212,815
Exelon Corp.	34,300	1,822,702
FirstEnergy Corp.	24,220	1,186,538
FPL Group, Inc.	20,900	868,604
Northeast Utilities	3,100	61,039
PPL Corp.	36,900	1,084,860
		6,403,526

GAS UTILITIES 0.4%
Gas Utilities 0.4%
ONEOK, Inc.	3,900	103,857
UGI Corp.	2,600	53,560
		157,417

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 12.9%
Independent Power & Energy Trade 12.9%
AES Corp. (a)	118,950	1,882,979
Constellation Energy Group, Inc.	7,800	449,280
NRG Energy, Inc. (a)	15,000	706,800
TXU Corp.	35,980	1,805,836
		4,844,895

MEDIA – 1.2%
Broadcasting & Cable TV – 1.2%
EchoStar Communications Corp. Class A	7,100	192,907
Sirius Satellite Radio, Inc. (a)(d)	26,500	177,550
XM Satellite Radio Holdings, Inc.
Class A (a)	2,500	68,200
		438,657

MULTI-UTILITIES – 8.6%
Multi-Utilities – 8.6%
CMS Energy Corp. (a)	3,510	50,930

	Shares	Value (Note 1)
Dominion Resources, Inc.	13,670	$ 1,055,324

See accompanying notes which are an integral part of the financial statements.
	7	Annual Report

7

VIP Telecommunications & Utilities Growth Portfolio
Investments - continued

	Shares	Value (Note 1)

Public Service Enterprise Group, Inc.	29,300	1,903,621
Sempra Energy	5,200	233,168
		3,243,043

WATER UTILITIES – 0.3%
Water Utilities – 0.3%
Aqua America, Inc.	3,816	104,177
WIRELESS TELECOMMUNICATION SERVICES – 18.0%
Wireless Telecommunication Services – 18.0%
ALLTEL Corp.	19,031	1,200,856
American Tower Corp. Class A (a)	4,342	117,668
China Mobile (Hong Kong) Ltd. sponsored ADR	6,400	153,856
China Unicom Ltd. sponsored ADR	8,100	66,258
Dobson Communications Corp.
Class A (a)	13,600	102,000
Nextel Partners, Inc. Class A (a)	41,200	1,151,128
NII Holdings, Inc. (a)	14,100	615,888
Sprint Nextel Corp.	144,375	3,372,600
		6,780,254

TOTAL COMMON STOCKS
(Cost $33,174,050)		37,308,045

Money Market Funds 0.5%

Fidelity Securities Lending Cash Central Fund, 4.35% (b)(c)
(Cost $185,500)	185,500	185,500

TOTAL INVESTMENT PORTFOLIO 99.7%
(Cost $33,359,550)		37,493,545

NET OTHER ASSETS 0.3%		100,640
NET ASSETS 100%		$ 37,594,185

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security or a portion of the security is on loan at period end.

See accompanying notes which are an integral part of the financial statements.
VIP Telecommunications & Utilities Growth Portfolio	8

Affiliated Central Funds
Information regarding income received by the fund from the affiliated Central funds during the period is as follows:

Fund	Income received
Fidelity Cash Central Fund	$16,325
Fidelity Securities Lending Cash Central Fund	1,707
Total	$18,032

See accompanying notes which are an integral part of the financial statements.

9 Annual Report

9

VIP Telecommunications & Utilities Growth Portfolio

Financial Statements

Statement of Assets and Liabilities
	December 31, 2005

Assets
Investment in securities, at value (including securities loaned of $177,550) — See accompanying schedule:
Unaffiliated issuers (cost $33,174,050)	$ 37,308,045
Affiliated Central Funds (cost $185,500)	185,500
Total Investments (cost $33,359,550)		$37,493,545
Receivable for investments sold		870,505
Receivable for fund shares sold		32,992
Dividends receivable		46,952
Interest receivable		450
Prepaid expenses		195
Other receivables		3,681
Total assets		38,448,320

Liabilities
Payable to custodian bank	$ 135,902
Payable for investments purchased	247,818
Payable for fund shares redeemed	229,839
Accrued management fee	18,936
Other affiliated payables	3,463
Other payables and accrued expenses	32,677
Collateral on securities loaned, at value	185,500
Total liabilities		854,135

Net Assets		$37,594,185
Net Assets consist of:
Paid in capital		$33,243,132
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		216,288
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,134,765
Net Assets		$37,594,185

Statement of Assets and Liabilities continued
	December 31, 2005
Initial Class:
Net Asset Value, offering price and redemption price per share ($36,444,105 ÷ 3,823,431 shares)		$9.53
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,150,080 ÷ 120,828 shares)		$9.52

See accompanying notes which are an integral part of the financial statements.
VIP Telecommunications & Utilities Growth Portfolio	10

Statement of Operations
	Year ended December 31, 2005

Investment Income
Dividends		$970,344
Interest		820
Income from affiliated Central Funds		18,032
Total income		989,196

Expenses
Management fee	$216,748
Transfer agent fees	29,447
Accounting and security lending fees	14,291
Independent trustees’ compensation	169
Custodian fees and expenses	9,553
Audit	40,250
Legal	508
Miscellaneous	6,048
Total expenses before reductions	317,014
Expense reductions	(13,584)	303,430

Net investment income (loss)		685,766
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,407,037
Foreign currency transactions	1,562
Total net realized gain (loss)		4,408,599
Change in net unrealized appreciation (depreciation) on:
Investment securities	(1,871,154)
Assets and liabilities in foreign currencies	764
Total change in net unrealized appreciation (depreciation)		(1,870,390)
Net gain (loss)		2,538,209
Net increase (decrease) in net assets resulting from operations		$3,223,975

Statement of Changes in Net Assets
	Year ended	Year ended
	December 31,	December 31,
	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$685,766	$397,997
Net realized gain (loss)	4,408,599	599,076
Change in net unrealized appreciation (depreciation)	(1,870,390)	4,246,139
Net increase (decrease) in net assets resulting from operations	3,223,975	5,243,212
Distributions to shareholders from net investment income	(745,747)	(420,028)
Distributions to shareholders from net realized gain	(1,139,378)	—
Total distributions	(1,885,125)	(420,028)
Share transactions - net increase (decrease)	(1,939,663)	21,623,579
Redemption fees	12,823	35,419
Total increase (decrease) in net assets	(587,990)	26,482,182

Net Assets
Beginning of period	38,182,175	11,699,993
End of period	$37,594,185	$38,182,175

See accompanying notes which are an integral part of the financial statements.

11 Annual Report

Financial Highlights Initial Class
Years ended December 31,	2005	2004	2003	2002	2001G
Selected Per Share Data
Net asset value, beginning of period	$ 9.14	$ 7.42	$ 5.95	$ 8.60	$ 10.00
Income from Investment Operations
Net investment income (loss)E	17	.17F	.08	.09	.02
Net realized and unrealized gain (loss)	71	1.65	1.45	(2.67)	(1.42)
Total from investment operations	88	1.82	1.53	(2.58)	(1.40)
Distributions from net investment income	(.19)	(.11)	(.08)	(.08)	(.01)
Distributions from net realized gain	(.30)	—	—	—	—
Total distributions	(.49)J	(.11)	(.08)	(.08)	(.01)
Redemption fees added to paid in capitalE	—I	.01	.02	.01	.01
Net asset value, end of period	$ 9.53	$ 9.14	$ 7.42	$ 5.95	$ 8.60
Total ReturnB,C,D	9.54%	24.61%	26.17%	(29.91)%	(13.90)%
Ratios to Average Net AssetsH
Expenses before reductions	83%	1.04%	1.71%	1.82%	2.35%A
Expenses net of fee waivers, if any	83%	1.04%	1.50%	1.50%	1.50%A
Expenses net of all reductions	80%	1.00%	1.46%	1.39%	1.49%A
Net investment income (loss)	1.81%	2.03%	1.19%	1.30%	.45%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,444	$ 38,182	$ 11,700	$ 8,270	$ 9,833
Portfolio turnover rate	100%	84%	123%	154%	85%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown.
E Calculated based on average shares outstanding during the period.
F Investment income per share reflects a special dividend which amounted to $.05 per share.
G For the period July 19, 2001 (commencement of operations) to December 31, 2001.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
I Amount represents less than $.01 per share.
J Total distributions of $.49 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gains of $.295 per share.

Financial Highlights Investor Class
Year ended December 31,	2005F
Selected Per Share Data
Net asset value, beginning of period	$ 9.72
Income from Investment Operations
Net investment income (loss)E	05
Net realized and unrealized gain (loss)	24
Total from investment operations	29
Distributions from net investment income	(.20)
Distributions from net realized gain	(.30)
Total distributions	(.49)I
Redemption fees added to paid in capitalE	—H
Net asset value, end of period	$ 9.52
Total ReturnB,C,D	2.94%
Ratios to Average Net AssetsG
Expenses before reductions	1.16%A
Expenses net of fee waivers, if any	1.16%A
Expenses net of all reductions	1.12%A
Net investment income (loss)	1.09%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,150
Portfolio turnover rate	100%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown.
E Calculated based on average shares outstanding during the period.
F For the period July 21, 2005 (commencement of operations) to December 31, 2005.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.01 per share.
I Total distributions of $.49 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gains of $.295 per share.

See accompanying notes which are an integral part of the financial statements.
VIP Fund Name Portfolio	12

Notes to Financial Statements For the period ended December 31, 2005

1. Significant Accounting Policies.

VIP Telecommunications & Utilities Growth Portfolio (the fund) is a non diversified fund of Variable Insurance Products IV (the trust) (referred to in this report as VIP Telecommunications Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Invest ment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares and Investor Class shares. The fund commenced sale of Investor Class shares on July 21, 2005. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.
The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open end mutual funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transac tions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Pur chases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

13 Annual Report

Notes to Financial Statements continued

1. Significant Accounting Policies continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distrib uting all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to foreign currency transactions, and losses deferred due to wash sales.
The tax basis components of distributable earnings and the federal tax cost as of period end were as follows:
Unrealized appreciation	$5,272,307
Unrealized depreciation	(1,246,391)
Net unrealized appreciation (depreciation)	4,025,916
Undistributed long term capital gain	325,139

Cost for federal income tax purposes	$33,467,629

The tax character of distributions paid was as follows:
	December 31, 2005	December 31, 2004
Ordinary Income	$745,747	$420,028
Long term Capital Gains	1,139,378	—
Total	1,885,125	$420,028

Short Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (in cluding accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $37,574,371 and $40,055,675, respectively.

VIP Telecommunications & Utilities Growth Portfolio 14

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly manage ment fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the fund’s average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund’s transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset based fee with respect to each class. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of ..07% of their month end net assets. Investor Class pays an asset based transfer agent fee of .18% of its month end net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$28,890
Investor Class	557
$29,447

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,175 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Net income from lending portfolio securities during the period amounted to $1,707.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $13,584 for the period.

15 Annual Report

Notes to Financial Statements continued
8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:
Years ended December 31,			2005	2004
From net investment income
Initial Class		$	724,667	$420,028
Investor ClassA			21,080	—
Total		$	745,747	420,028
From net realized gain
Initial Class			$1,107,650	—
Investor ClassA			31,728	—
Total			$1,139,378	—
A Distributions for Investor Class are for the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

10. Share Transactions.

Transactions for each class of shares were as follows:
	Shares			Dollars
Years ended December 31,	2005	2004	2005	2004
Initial Class
Shares sold	1,608,723	3,649,882	$15,391,071	$30,485,065
Reinvestment of distributions	189,877	46,036	1,832,317	420,028
Shares redeemed	(2,153,835)	(1,094,472)	(20,362,931)	(9,281,514)
Net increase (decrease)	(355,235)	2,601,446	$(3,139,543)	$21,623,579
Investor ClassA
Shares sold	116,195	—	$1,155,544	$—
Reinvestment of distributions	5,484	—	52,808	—
Shares redeemed	(851)	—	(8,472)	—
Net increase (decrease)	120,828	—	$1,199,880	$—
A Share transactions for Investor Class are for the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

VIP Telecommunications & Utilities Growth Portfolio 16

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund IV and the Shareholders of VIP Telecommunications & Utilities Growth Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of VIP Telecommunications & Utilities Growth Portfolio (a fund of Variable Insurance Products Fund IV) at December 31, 2005 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the VIP Tele communications & Utilities Growth Portfolio’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP PricewaterhouseCoopers LLP Boston, Massachusetts February 14, 2006

17 Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund’s activities, review contractual arrangements with companies that provide services to the fund, and review the fund’s performance. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 326 funds advised by FMR or an affiliate. Mr. McCoy oversees 328 funds advised by FMR or an affiliate. Mr. Gamper oversees 235 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapac itated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massa chusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Man agement & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of VIP Telecommunications & Utilities Growth (2005 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004 2005), Chief Administrative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held vari ous financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

VIP Telecommunications & Utilities Growth Portfolio 18

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Invest ments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The De pository Trust Company (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005 present).

Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006 present) or Member of the Advisory Board (2005 present) of other investment compa nies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, includ ing Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He cur rently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corpo ration (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000 present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommunications network surveillance, 2001 2004), and Teletech Holdings (customer management ser vices). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Rich field Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

19 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corpora tion (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chan cellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16 school system).

Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1998). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Member of the Board of Directors of The Dow Chemical Com pany. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chairman of the Executive Committee (2000 2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002 present), and Metalmark Capi tal (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Variable Insurance Products Fund IV. Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

VIP Telecommunications & Utilities Growth Portfolio 20

Name, Age; Principal Occupation Eric D. Roiter (57)

Year of Election or Appointment: 2001

Secretary of VIP Telecommunications & Utilities Growth. He also serves as Secretary of other Fidelity funds; Vice President, Gen eral Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Management & Research (Far East) Inc. (2001 present), and Fidelity Investments Money Man agement, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Pre viously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998 2005).

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of VIP Telecommunications & Utilities Growth. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President, Treasurer, and Anti Money Laundering (AML) officer of VIP Telecommunications & Utilities Growth. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

Paul M. Murphy (58)

Year of Election or Appointment: 2005

Chief Financial Officer of VIP Telecommunications & Utilities Growth (2005 2006). Mr. Murphy also serves as Chief Financial Offi cer of other Fidelity funds (2005 present). He also serves as Senior Vice President of Fidelity Pricing and Cash Management Ser vices Group (FPCMS).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of VIP Telecommunications & Utilities Growth. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

John R. Hebble (47)

Year of Election or Appointment: 2003

Deputy Treasurer of VIP Telecommunications & Utilities Growth. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002 2003) and Assistant Treasurer of the Scudder Funds (1998 2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Telecommunications & Utilities Growth. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institu tional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of VIP Telecommunications & Utilities Growth. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Tem pleton Services, LLC (2000 2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Telecommunications & Utilities Growth. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of professional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

21 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Telecommunications & Utilities Growth. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 2001

Assistant Treasurer of VIP Telecommunications & Utilities Growth. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of VIP Telecommunications & Utilities Growth. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2002

Assistant Treasurer of VIP Telecommunications & Utilities Growth. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Telecommunications & Utilities Growth. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Telecommunications & Utilities Growth. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

VIP Telecommunications & Utilities Growth Portfolio 22

Distributions

The Board of Trustees of VIP Telecommunications & Utilities Growth Portfolio voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Capital Gains
Initial Class	2/10/06	2/10/06	$.095
Investor Class	2/10/06	2/10/06	$.095

The fund hereby designates as capital gain dividends: For dividends with respect to the taxable year ended December 31, 2005, $1,526,457, or, if subsequently determined to be different, the net capital gain of such year.

Initial Class and Investor Class designate 100% of the dividends distributed during the fiscal year as qualifying for the dividends received de duction for corporate shareholders.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

23 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Telecommunications & Utilities Growth Portfolio

Each year, typically in July, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and indepen dent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the manage ment fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity’s fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the background of the fund’s portfolio manager and the fund’s investment objective and discipline. The independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Invest ment Advisers’ investment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitor ing of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of “soft” commission dollars to pay for research services. The Board also considered that Fidelity voluntarily decided in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources. The Board also considered the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to account information and market informa tion through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. The Board noted that, since the last Advisory Contract renewals in July 2004, Fidelity has taken a number of actions that benefited particular

VIP Telecommunications & Utilities Growth Portfolio 24

funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund’s absolute investment performance, as well as the fund’s relative investment performance measured against (i) a proprietary custom index and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. Because the fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one and three year periods ended December 31, 2004, the fund’s (Initial Class) returns, the returns of a proprietary custom index (“benchmark”), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corre sponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund. The fund’s proprietary custom index is an index developed and periodically revised by FMR that is a market capitalization weighted index of securities that meet the fund’s 80% name test.

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the second quartile for the one year period and the fourth quartile for the three year period. The Board also stated that the relative investment perfor mance of the fund has compared favorably to its benchmark over time.

The Board has had thorough discussions with FMR throughout the year about the Board’s and FMR’s concerns about equity research, equity fund performance, and compliance with internal policies governing gifts and entertainment. FMR has taken steps that it believes will refocus and strengthen equity research and equity portfolio management and compliance. The Board noted with favor FMR’s recent reorganization of its senior management team and FMR’s plans to dedicate additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund’s shareholders, particularly in light of the Board’s view that the fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board’s management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

25 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12 month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund’s. For example, a TMG % of 24% means that 76% of the funds in the Total Mapped Group had higher management fees than the fund. The “Asset Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which the fund’s management fee ranked, is also included in the chart and considered by the Board.

The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004.

Based on its review, the Board concluded that the fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund’s total expenses, the Board considered the fund’s management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of Initial Class ranked above its competitive median for 2004. The Board considered that the class was above median because of high expenses in basis points due to the fund’s small size. Furthermore, the Board considered that on December 16, 2004, it had approved changes (effective January 1, 2005) in the transfer agent and service agreements for the fund that established maximum transfer agent fees and eliminated the minimum pricing and bookkeeping fee to prevent small funds or funds with small average account sizes from having relatively high fees in basis points (the “small fund fee reductions”). The Board considered that, if the small fund fee reductions had been in effect in 2004, the total expenses of Initial Class would have ranked below the median.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of Initial Class were reasonable, although above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the busi ness of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

VIP Telecommunications & Utilities Growth Portfolio 26

On an annual basis, FMR presents to the Board Fidelity’s profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After consider ing PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the fund’s business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and deter mined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund’s management contract incorporates a “group fee” structure, which provides for lower fee rates as total fund assets under FMR’s management increase, and for higher fee rates as total fund assets under FMR’s management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity’s costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR’s management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) equity fund transfer agency fees; (ii) Fidelity’s fund profitability methodology and the impact of various changes in the methodology over time; (iii) benefits to shareholders from economies of scale; (iv) composition and characteristics of various fund and industry data used in comparisons; and (v) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the exist ing advisory fee structures are fair and reasonable, and that the fund’s existing Advisory Contracts should be renewed.

27 Annual Report

Annual Report

28

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Limited
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
Custodian
JPMorgan Chase Bank
New York, NY

VTELIC ANN 0206 1.817391.100

Fidelity® Variable Insurance Products: Value Leaders Portfolio

Annual Report December 31, 2005

Contents

Performance	3	How the fund has done over time.
Management’s Discussion	4	The manager’s review of fund performance, strategy and
		outlook.
Shareholder Expense Example	5	An example of shareholder expenses.
Investment Changes	6	A summary of major shifts in the fund’s investments over the
		past six months.
Investments	7	A complete list of the fund’s investments with their
		market values.
Financial Statements	17	Statements of assets and liabilities, operations, and
		changes in net assets, as well as financial highlights.
Notes	21	Notes to the financial statements.
Report of Independent Registered	26
Public Accounting Firm
Trustees and Officers	27
Distributions	32
Board Approval of Investment Advisory	33
Contracts and Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the
Securities and Exchange Commission’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc. and have been licensed for use by
Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the
SEC’s web site at http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regard ing the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

VIP Value Leaders Portfolio 2

VIP Value Leaders Portfolio Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended December 31, 2005	Past 1	Life of
	year	fundA
VIP® Value Leaders Initial Class	10.18%	15.03%
VIP Value Leaders Service ClassB	10.10%	14.93%
VIP Value Leaders Service Class 2C	9.98%	14.77%
VIP Value Leaders Investor ClassD	10.16%	15.02%

A From June 17, 2003.
B Performance for Service Class shares reflects an asset based service fee (12b 1 fee).
C Performance for Service Class 2 shares reflects an asset based service fee (12b 1 fee).
D The initial offering of Investor Class shares took place on July 21, 2005. Returns prior to July 21, 2005 are those of Initial Class. If Investor Class’s transfer agent fee had been reflected, returns prior to July 21, 2005 would have been lower.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in VIP Value Leaders Portfolio Initial Class on June 17, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell 1000® Value Index performed over the same period.

3 Annual Report

VIP Value Leaders Portfolio Management’s Discussion of Fund Performance

Comments from Brian Hogan, Portfolio Manager of VIP Value Leaders Portfolio

U.S. equity benchmarks generally had positive results for the 12 months ending December 31, 2005, the third consecutive year that stocks finished in the black. Energy and utilities were the two best performing sectors, contributing greatly to the 4.91% gain of the Standard & Poor’s 500SM Index. Elsewhere, the NASDAQ Composite® Index returned 2.13%, while the Dow Jones Industrial AverageSM rose 1.72% . The U.S. economy did not decelerate as much as many had predicted, despite eight short term interest rate hikes, record high energy prices and the devastation caused by Hurricane Katrina. Meanwhile, corporate America notched its 14th consecutive quarter of double digit earnings gains through the third quarter of the year, an unprecedented streak in market history. From a style perspective, large cap stocks ended the six year reign of small caps by a narrow margin, but mid caps finished well ahead of both categories. The gap between growth and value stocks also was relatively narrow, with value gaining a slight edge.

During the past year, the portfolio outperformed both the Russell 1000® Value Index and the LipperSM Variable Annuity Growth Funds Average, which returned 7.05% and 7.67%, respectively. (For specific portfolio performance results, please refer to the performance section of this report.) The fund’s success versus the index was driven primarily by strong stock selection within the energy, health care, financial, industrial and telecommunication services segments. A slight overweighting in the top performing energy sector also contributed, as did favorable industry positioning within health care, consumer discretionary, technology and financials. Detracting somewhat was an underweighted position in the surging utilities sector, along with an overweighted stance in materials. Energy company Halliburton was the biggest individual contributor, both in absolute terms and relative to the index, boosted by continued high commodity prices. Biopharmaceutical company Cephalon also helped performance. The company was in the process of settling patent litigation with several generic drug firms over its sleep disorder drug, Provigil, thus preserving that drug’s revenue stream for a longer than expected period of time. Underweighting lagging pharmaceutical giant Pfizer helped as well. Of these contributors only Pfizer was a component of the Russell index. Alternatively, industrial conglomerate Tyco International not part of the index was the largest overall detractor from performance, as the company ran into some earnings obstacles that hurt its stock price. Another disappointment was containerboard producer Smurfit Stone Container. The company’s earnings fell short of Wall Street estimates, hurting its stock performance.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as invest ment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

VIP Value Leaders Portfolio 4

VIP Value Leaders Portfolio Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2005 to December 31, 2005) for the Initial Class, Service Class, and Service Class 2, and for the entire period (July 21, 2005 to December 31, 2005) for the Investor Class. The hypothetical expense Example is based on an investment of $1,000 invested for the one half year period (July 1, 2005 to December 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Ending
	Beginning	Account Value	Expenses Paid
	Account Value	December 31, 2005	During Period
Initial Class
Actual	$ 1,000.00	$ 1,090.00	$ 4.48B
HypotheticalA	$ 1,000.00	$ 1,020.92	$ 4.33C
Service Class
Actual	$ 1,000.00	$ 1,090.00	$ 5.00B
HypotheticalA	$ 1,000.00	$ 1,020.42	$ 4.84C
Service Class 2
Actual	$ 1,000.00	$ 1,089.70	$ 5.79B
HypotheticalA	$ 1,000.00	$ 1,019.66	$ 5.60C
Investor Class
Actual	$ 1,000.00	$ 1,052.00	$ 4.61B
HypotheticalA	$ 1,000.00	$ 1,020.16	$ 5.09C

A 5% return per year before expenses
B Actual expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period) for the Initial Class, Service Class, and Service Class 2 and multiplied by
164/365 (to reflect the period July 21, 2005 to December 31, 2005) for the Investor Class.
C Hypothetical expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized
Expense Ratio
Initial Class	85%
Service Class	95%
Service Class 2	1.10%
Investor Class	1.00%

55 Annual Report

VIP Value Leaders Portfolio
Investment Changes

Top Ten Stocks as of December 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
American International Group,
Inc.	4.5	3.9
Honeywell International, Inc.	3.6	3.6
General Electric Co.	2.9	4.2
Exxon Mobil Corp.	2.7	3.6
Bank of America Corp.	1.7	2.6
Pfizer, Inc.	1.6	1.1
JPMorgan Chase & Co.	1.5	1.4
Halliburton Co.	1.5	1.2
Hewlett Packard Co.	1.5	0.8
Baxter International, Inc.	1.4	1.8
	22.9
Top Five Market Sectors as of December 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Financials	22.4	21.1
Industrials	13.4	15.3
Health Care	12.8	9.8
Energy	12.6	15.3
Information Technology	10.0	10.4

VIP Value Leaders Portfolio 6

VIP Value Leaders Portfolio
Investments December 31, 2005
Showing Percentage of Net Assets

Common Stocks 94.7%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY 8.7%
Auto Components – 0.0%
Gentex Corp.	1,400	$27,300
Automobiles – 0.2%
Ford Motor Co.	11,500	88,780
Diversified Consumer Services 0.4%
Apollo Group, Inc. Class A (a)	1,500	90,690
Service Corp. International (SCI)	10,100	82,618
		173,308
Hotels, Restaurants & Leisure 0.5%
McDonald’s Corp.	5,240	176,693
Red Robin Gourmet Burgers, Inc. (a)	1,000	50,960
		227,653
Household Durables 0.7%
D.R. Horton, Inc.	1,800	64,314
KB Home	600	43,596
LG Electronics, Inc.	260	23,045
Sony Corp. sponsored ADR	3,700	150,960
Techtronic Industries Co. Ltd.	18,500	44,021
		325,936
Internet & Catalog Retail 1.0%
Coldwater Creek, Inc. (a)	2,800	85,484
eBay, Inc. (a)	6,400	276,800
Expedia, Inc. (a)	1,700	40,732
IAC/InterActiveCorp (a)	1,850	52,374
		455,390
Leisure Equipment & Products 1.2%
Eastman Kodak Co.	20,320	475,488
Leapfrog Enterprises, Inc. Class A (a)(d)	7,000	81,550
		557,038
Media 3.1%
CCE Spinco, Inc. (a)	497	6,511
Clear Channel Communications, Inc.	3,980	125,171
Clear Channel Outdoor Holding, Inc. Class A	2,200	44,110
Lamar Advertising Co. Class A (a)	5,300	244,542
News Corp. Class A	4,238	65,901
Omnicom Group, Inc.	500	42,565
The Reader’s Digest Association, Inc. (non vtg.)	2,200	33,484
Time Warner, Inc.	15,300	266,832
Univision Communications, Inc.
Class A (a)	13,200	387,948
Viacom, Inc. Class B	1,763	57,474
Walt Disney Co.	8,730	209,258
		1,483,796
Multiline Retail – 0.3%
Federated Department Stores, Inc.	1,900	126,027
Specialty Retail 1.2%
Circuit City Stores, Inc.	2,100	47,439
Gymboree Corp. (a)	1,300	30,420

See accompanying notes which are an integral part of the financial statements.
	7	Annual Report

7

VIP Value Leaders Portfolio
Investments - continued

	Shares	Value (Note 1)
Home Depot, Inc.	8,150	$ 329,912
Maidenform Brands, Inc.	100	1,266
Staples, Inc.	4,800	109,008
Urban Outfitters, Inc. (a)	3,000	75,930
		593,975
Textiles, Apparel & Luxury Goods 0.1%
Deckers Outdoor Corp. (a)	1,300	35,906

TOTAL CONSUMER DISCRETIONARY		4,095,109

CONSUMER STAPLES 5.4%
Beverages 0.8%
Coca Cola Enterprises, Inc.	4,400	84,348
Diageo PLC sponsored ADR	1,100	64,130
PepsiCo, Inc.	1,200	70,896
The Coca Cola Co.	4,400	177,364
		396,738
Food & Staples Retailing – 1.5%
CVS Corp.	1,700	44,914
Kroger Co. (a)	14,500	273,760
Safeway, Inc.	5,800	137,228
Wal Mart Stores, Inc.	4,100	191,880
Walgreen Co.	1,100	48,686
		696,468
Food Products – 0.4%
Nestle SA (Reg.)	290	86,735
Tyson Foods, Inc. Class A	5,000	85,500
		172,235
Household Products – 1.1%
Colgate Palmolive Co.	9,100	499,135
Personal Products 0.2%
Avon Products, Inc.	3,400	97,070
Tobacco – 1.4%
Altria Group, Inc.	8,820	659,030

TOTAL CONSUMER STAPLES		2,520,676

ENERGY 12.6%
Energy Equipment & Services – 5.3%
BJ Services Co.	6,300	231,021
FMC Technologies, Inc. (a)	2,800	120,176
GlobalSantaFe Corp.	3,700	178,155
Halliburton Co.	11,250	697,050
National Oilwell Varco, Inc. (a)	7,863	493,010
Noble Corp.	1,300	91,702
Pride International, Inc. (a)	6,100	187,575
Schlumberger Ltd. (NY Shares)	3,300	320,595
Smith International, Inc.	4,200	155,862
		2,475,146
Oil, Gas & Consumable Fuels 7.3%
Amerada Hess Corp.	1,000	126,820
Apache Corp.	1,430	97,984

See accompanying notes which are an integral part of the financial statements.
VIP Value Leaders Portfolio	8

Common Stocks continued
	Shares	Value (Note 1)

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Chevron Corp.	7,340	$416,692
ConocoPhillips	2,280	132,650
CONSOL Energy, Inc.	800	52,144
Devon Energy Corp.	900	56,286
El Paso Corp.	7,500	91,200
Exxon Mobil Corp.	22,200	1,246,974
Houston Exploration Co. (a)	2,500	132,000
International Coal Group, Inc. (a)	2,100	19,950
Massey Energy Co.	2,700	102,249
Occidental Petroleum Corp.	1,800	143,784
OMI Corp.	3,700	67,155
Overseas Shipholding Group, Inc.	700	35,273
Quicksilver Resources, Inc. (a)	6,600	277,266
Valero Energy Corp.	5,000	258,000
XTO Energy, Inc.	3,400	149,396
		3,405,823

TOTAL ENERGY		5,880,969

FINANCIALS 22.4%
Capital Markets 3.8%
Bear Stearns Companies, Inc.	550	63,542
Charles Schwab Corp.	7,900	115,893
Investors Financial Services Corp.	1,800	66,294
Lehman Brothers Holdings, Inc.	1,050	134,579
Merrill Lynch & Co., Inc.	5,540	375,224
Morgan Stanley	5,700	323,418
Nomura Holdings, Inc.	8,400	161,448
Nuveen Investments, Inc. Class A	1,200	51,144
State Street Corp.	5,200	288,288
TradeStation Group, Inc. (a)	6,800	84,184
UBS AG (NY Shares)	1,400	133,210
		1,797,224
Commercial Banks – 3.7%
Banco Bradesco SA (PN) sponsored ADR (non vtg.)	4,680	136,422
Bank of America Corp.	16,808	775,689
Korea Exchange Bank (a)	8,930	124,976
UCBH Holdings, Inc.	3,600	64,368
Wachovia Corp.	8,412	444,658
Wells Fargo & Co.	2,670	167,756
		1,713,869
Diversified Financial Services – 2.8%
Citigroup, Inc.	12,050	584,787
IntercontinentalExchange, Inc.	100	3,635
JPMorgan Chase & Co.	17,896	710,292
		1,298,714
Insurance – 9.9%
ACE Ltd.	8,820	471,341
American International Group, Inc.	30,810	2,102,163

See accompanying notes which are an integral part of the financial statements.
	9	Annual Report

9

VIP Value Leaders Portfolio
Investments - continued

	Shares	Value (Note 1)
Aspen Insurance Holdings Ltd.	3,600	$ 85,212
Endurance Specialty Holdings Ltd.	1,300	46,605
Hartford Financial Services Group, Inc.	5,500	472,395
Hilb Rogal & Hobbs Co.	3,400	130,934
Montpelier Re Holdings Ltd.	1,000	18,900
Muenchener Rueckversicherungs Gesellschaft AG (Reg.)	600	81,245
Navigators Group, Inc. (a)	500	21,805
PartnerRe Ltd.	4,200	275,814
Platinum Underwriters Holdings Ltd.	2,000	62,140
Scottish Re Group Ltd.	2,400	58,920
Swiss Reinsurance Co. (Reg.)	966	70,722
The Chubb Corp.	360	35,154
The St. Paul Travelers Companies, Inc.	4,700	209,949
Unitrin, Inc.	300	13,515
W.R. Berkley Corp.	6,600	314,292
XL Capital Ltd. Class A	2,200	148,236
		4,619,342
Real Estate 0.8%
Apartment Investment & Management Co. Class A	2,000	75,740
Equity Lifestyle Properties, Inc.	150	6,675
Equity Residential (SBI)	4,100	160,392
General Growth Properties, Inc.	3,170	148,958
Spirit Finance Corp. (e)	200	2,270
		394,035
Thrifts & Mortgage Finance – 1.4%
Doral Financial Corp.	6,900	73,140
Fannie Mae	6,010	293,348
Freddie Mac	2,500	163,375
Golden West Financial Corp., Delaware	670	44,220
Hudson City Bancorp, Inc.	2,600	31,512
Sovereign Bancorp, Inc.	2,000	43,240
W Holding Co., Inc.	459	3,778
		652,613

TOTAL FINANCIALS		10,475,797

HEALTH CARE 12.8%
Biotechnology – 2.9%
Alkermes, Inc. (a)	1,000	19,120
Alnylam Pharmaceuticals, Inc. (a)	6,600	88,176
Amgen, Inc. (a)	1,300	102,518
Biogen Idec, Inc. (a)	3,600	163,188
BioMarin Pharmaceutical, Inc. (a)	7,300	78,694
Cephalon, Inc. (a)	8,600	556,764
Genentech, Inc. (a)	650	60,125
ImClone Systems, Inc. (a)	2,800	95,872
MedImmune, Inc. (a)	4,700	164,594
ONYX Pharmaceuticals, Inc. (a)	700	20,132
Serologicals Corp. (a)	1,200	23,688
		1,372,871

See accompanying notes which are an integral part of the financial statements.
VIP Value Leaders Portfolio	10

Common Stocks continued
		Shares	Value (Note 1)

HEALTH CARE continued
Health Care Equipment & Supplies 3.8%
Baxter International, Inc.		17,780	$669,417
C.R. Bard, Inc.		900	59,328
Cooper Companies, Inc.		600	30,780
Dade Behring Holdings, Inc.		1,400	57,246
Dionex Corp. (a)		1,300	63,804
Foxhollow Technologies, Inc. (a)		200	5,958
Inverness Medical Innovations, Inc. (a)		2,400	56,904
Inverness Medical Innovations, Inc. (a)(f)		700	16,597
Medtronic, Inc.		2,440	140,471
PerkinElmer, Inc.		8,000	188,480
Syneron Medical Ltd. (a)		1,500	47,625
Thermo Electron Corp. (a)		8,400	253,092
Varian, Inc. (a)		300	11,937
Waters Corp. (a)		4,650	175,770
			1,777,409
Health Care Providers & Services 1.3%
Community Health Systems, Inc. (a)		1,600	61,344
Emdeon Corp. (a)		7,200	60,912
IMS Health, Inc.		2,600	64,792
McKesson Corp.		1,000	51,590
Psychiatric Solutions, Inc. (a)		1,400	82,236
Sierra Health Services, Inc. (a)		850	67,966
UnitedHealth Group, Inc.		3,060	190,148
WebMD Health Corp. Class A		1,500	43,575
			622,563
Pharmaceuticals 4.8%
Allergan, Inc.		900	97,164
Connetics Corp. (a)		1,000	14,450
Johnson & Johnson		800	48,080
Merck & Co., Inc.		11,300	359,453
Pfizer, Inc.		31,220	728,050
Schering Plough Corp.		17,950	374,258
Teva Pharmaceutical Industries Ltd. sponsored ADR		3,600	154,836
Wyeth		10,160	468,071
			2,244,362

TOTAL HEALTH CARE			6,017,205

INDUSTRIALS – 13.4%
Aerospace & Defense – 4.6%
Goodrich Corp.		4,100	168,510
Hexcel Corp. (a)		2,400	43,320
Honeywell International, Inc.		45,800	1,706,050
K&F Industries Holdings, Inc.		200	3,072
Raytheon Co.		1,500	60,225
United Technologies Corp.		3,000	167,730
			2,148,907
Air Freight & Logistics – 0.2%
EGL, Inc. (a)		2,600	97,682

See accompanying notes which are an integral part of the financial statements.
	11		Annual Report

VIP Value Leaders Portfolio
Investments - continued

	Shares	Value (Note 1)
Airlines – 0.7%
ACE Aviation Holdings, Inc. Class A (a)	2,000	$ 65,374
AirTran Holdings, Inc. (a)	7,200	115,416
JetBlue Airways Corp. (a)	5,250	80,745
Southwest Airlines Co.	2,400	39,432
US Airways Group, Inc. (a)	1,000	37,140
		338,107
Building Products – 0.1%
Masco Corp.	1,100	33,209
Commercial Services & Supplies 0.3%
Equifax, Inc.	1,200	45,624
Robert Half International, Inc.	1,000	37,890
The Brink’s Co.	1,000	47,910
		131,424
Construction & Engineering – 1.1%
Fluor Corp.	4,300	332,218
Jacobs Engineering Group, Inc. (a)	2,500	169,675
		501,893
Electrical Equipment 0.4%
ABB Ltd. sponsored ADR (a)	5,500	53,460
Rockwell Automation, Inc.	2,500	147,900
		201,360
Industrial Conglomerates 4.2%
3M Co.	700	54,250
General Electric Co.	38,640	1,354,332
Smiths Group PLC	7,800	140,458
Tyco International Ltd.	15,230	439,538
		1,988,578
Machinery – 0.7%
Briggs & Stratton Corp.	900	34,911
Deere & Co.	2,250	153,248
ITT Industries, Inc.	850	87,397
Watts Water Technologies, Inc. Class A	2,300	69,667
		345,223
Road & Rail 0.6%
Norfolk Southern Corp.	6,000	268,980
Trading Companies & Distributors – 0.5%
Watsco, Inc.	1,600	95,696
WESCO International, Inc. (a)	2,700	115,371
		211,067

TOTAL INDUSTRIALS		6,266,430

INFORMATION TECHNOLOGY 10.0%
Communications Equipment – 1.2%
Comverse Technology, Inc. (a)	6,300	167,517
Dycom Industries, Inc. (a)	4,100	90,200
Extreme Networks, Inc. (a)	7,000	33,250
MasTec, Inc. (a)	3,700	38,739

See accompanying notes which are an integral part of the financial statements.
VIP Value Leaders Portfolio	12

Common Stocks continued
		Shares	Value (Note 1)

INFORMATION TECHNOLOGY – continued
Communications Equipment – continued
Motorola, Inc.		2,000	$45,180
Nokia Corp. sponsored ADR		9,000	164,700
			539,586
Computers & Peripherals 2.3%
EMC Corp. (a)		2,300	31,326
Hewlett Packard Co.		24,250	694,278
Lexmark International, Inc. Class A (a)		700	31,381
Palm, Inc. (a)		3,200	101,760
Seagate Technology		9,300	185,907
Western Digital Corp. (a)		3,000	55,830
			1,100,482
Electronic Equipment & Instruments – 1.7%
Agilent Technologies, Inc. (a)		10,800	359,532
Amphenol Corp. Class A		1,100	48,686
Jabil Circuit, Inc. (a)		1,800	66,762
Symbol Technologies, Inc.		9,900	126,918
Trimble Navigation Ltd. (a)		2,600	92,274
Vishay Intertechnology, Inc. (a)		8,000	110,080
			804,252
Internet Software & Services 0.8%
Digital River, Inc. (a)		800	23,792
Google, Inc. Class A (sub. vtg.) (a)		550	228,173
Yahoo!, Inc. (a)		2,700	105,786
			357,751
IT Services 0.6%
Ceridian Corp. (a)		5,700	141,645
First Data Corp.		3,600	154,836
			296,481
Office Electronics – 0.2%
Xerox Corp. (a)		5,900	86,435
Semiconductors & Semiconductor Equipment – 1.5%
Altera Corp. (a)		2,100	38,913
Analog Devices, Inc.		1,900	68,153
Cabot Microelectronics Corp. (a)(d)		1,340	39,302
Freescale Semiconductor, Inc. Class A (a)		4,320	108,821
Intel Corp.		8,600	214,656
Marvell Technology Group Ltd. (a)		400	22,436
Maxim Integrated Products, Inc.		2,700	97,848
Micron Technology, Inc. (a)		4,400	58,564
PMC Sierra, Inc. (a)		3,563	27,471
Samsung Electronics Co. Ltd.		75	49,057
			725,221
Software 1.7%
BEA Systems, Inc. (a)		7,400	69,560
Cognos, Inc. (a)		800	27,904
Macrovision Corp. (a)		1,800	30,114
Microsoft Corp.		12,910	337,597
NAVTEQ Corp. (a)		3,000	131,610

See accompanying notes which are an integral part of the financial statements.
	13		Annual Report

13

VIP Value Leaders Portfolio
Investments - continued

	Shares	Value (Note 1)
Oracle Corp. (a)	2,200	$ 26,862
Symantec Corp. (a)	7,500	131,250
Ulticom, Inc. (a)	3,300	32,373
		787,270

TOTAL INFORMATION TECHNOLOGY		4,697,478

MATERIALS 5.7%
Chemicals 3.0%
Chemtura Corp.	3,000	38,100
E.I. du Pont de Nemours & Co.	12,520	532,100
Ecolab, Inc.	2,100	76,167
Georgia Gulf Corp.	2,100	63,882
Lyondell Chemical Co.	9,675	230,459
Monsanto Co.	580	44,967
Mosaic Co. (a)	4,700	68,761
NOVA Chemicals Corp.	1,600	53,414
Praxair, Inc.	2,900	153,584
Rockwood Holdings, Inc.	4,100	80,893
Rohm & Haas Co.	1,100	53,262
		1,395,589
Construction Materials – 0.2%
Martin Marietta Materials, Inc.	1,200	92,064
Containers & Packaging – 0.9%
Crown Holdings, Inc. (a)	1,200	23,436
Owens Illinois, Inc. (a)	5,930	124,767
Packaging Corp. of America	6,800	156,060
Smurfit Stone Container Corp. (a)	10,546	149,437
		453,700
Metals & Mining – 1.6%
Alcoa, Inc.	3,400	100,538
Breakwater Resources Ltd. (a)	61,000	35,680
Freeport McMoRan Copper & Gold, Inc. Class B	1,700	91,460
Industrias Penoles SA de CV	3,200	17,754
Newmont Mining Corp.	9,250	493,950
		739,382

TOTAL MATERIALS		2,680,735

TELECOMMUNICATION SERVICES 2.9%
Diversified Telecommunication Services – 1.2%
AT&T, Inc.	19,290	472,412
Covad Communications Group, Inc. (a)	34,480	33,790
Verizon Communications, Inc.	2,600	78,312
		584,514
Wireless Telecommunication Services – 1.7%
ALLTEL Corp.	700	44,170
American Tower Corp. Class A (a)	11,200	303,520

See accompanying notes which are an integral part of the financial statements.
VIP Value Leaders Portfolio	14

Common Stocks continued
	Shares	Value (Note 1)

TELECOMMUNICATION SERVICES continued
Wireless Telecommunication Services – continued
Leap Wireless International, Inc. (a)	800	$30,304
Sprint Nextel Corp.	17,444	407,492
		785,486

TOTAL TELECOMMUNICATION SERVICES		1,370,000

UTILITIES 0.8%
Electric Utilities – 0.2%
PPL Corp.	2,840	83,496
Independent Power Producers & Energy Traders 0.2%
AES Corp. (a)	3,900	61,737
TXU Corp.	820	41,156
		102,893
Multi-Utilities – 0.4%
CMS Energy Corp. (a)	6,100	88,511
PG&E Corp.	2,450	90,944
		179,455

TOTAL UTILITIES		365,844

TOTAL COMMON STOCKS
(Cost $41,293,578)		44,370,243

Money Market Funds 5.2%

Fidelity Cash Central Fund, 4.28% (b)	2,325,291	2,325,291
Fidelity Securities Lending Cash Central Fund, 4.35% (b)(c)	102,000	102,000
TOTAL MONEY MARKET FUNDS
(Cost $2,427,291)		2,427,291

TOTAL INVESTMENT PORTFOLIO 99.9%
(Cost $43,720,869)		46,797,534

NET OTHER ASSETS 0.1%		39,924
NET ASSETS 100%		$46,837,458

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,270 or 0.0% of net assets.

(f) Restricted securities – Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $16,597 or 0.0% of net assets.

Additional information on each holding is as follows:

Security	Acquisition Date	Acquisition Cost
Inverness Medical Innovations, Inc.	12/14/05	$ 16,156

See accompanying notes which are an integral part of the financial statements.

15 Annual Report

VIP Value Leaders Portfolio Investments - continued

Affiliated Central Funds

Information regarding income received by the fund from the affiliated Central funds during the period is as follows:

Fund	Income received
Fidelity Cash Central Fund	$34,135
Fidelity Securities Lending Cash Central Fund	969
Total	$35,104

See accompanying notes which are an integral part of the financial statements.

VIP Value Leaders Portfolio 16

VIP Value Leaders Portfolio

Financial Statements

Statement of Assets and Liabilities
	December 31, 2005

Assets
Investment in securities, at value (including securities loaned of $99,190) — See accompanying schedule:
Unaffiliated issuers (cost $41,293,578)	$ 44,370,243
Affiliated Central Funds (cost $2,427,291)	2,427,291
Total Investments (cost $43,720,869)		$46,797,534
Cash		17,782
Receivable for investments sold		14,268
Receivable for fund shares sold		173,273
Dividends receivable		58,667
Interest receivable		7,661
Prepaid expenses		44
Receivable from investment adviser for expense reductions		6,995
Other receivables		4,128
Total assets		47,080,352

Liabilities
Payable for investments purchased	$ 70,560
Payable for fund shares redeemed	384
Accrued management fee	21,748
Distribution fees payable	796
Other affiliated payables	4,555
Other payables and accrued expenses	42,851
Collateral on securities loaned, at value	102,000
Total liabilities		242,894

Net Assets		$46,837,458
Net Assets consist of:
Paid in capital		$43,808,828
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(48,038)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,076,668
Net Assets		$46,837,458

Statement of Assets and Liabilities continued
	December 31, 2005

Initial Class:
Net Asset Value, offering price and redemption price per share ($37,464,318 ÷ 2,816,217 shares)		$13.30
Service Class:
Net Asset Value, offering price and redemption price per share ($2,136,783 ÷ 160,871 shares)		$13.28
Service Class 2:
Net Asset Value, offering price and redemption price per share ($2,957,427 ÷ 223,238 shares)		$13.25
Investor Class:
Net Asset Value, offering price and redemption price per share ($4,278,930 ÷ 321,653 shares)		$13.30

See accompanying notes which are an integral part of the financial statements.

17 Annual Report

VIP Value Leaders Portfolio
Financial Statements - continued

Statement of Operations
	Year ended December 31, 2005

Investment Income
Dividends		$323,026
Interest		2,962
Income from affiliated Central Funds		35,104
Total income		361,092

Expenses
Management fee	$114,147
Transfer agent fees	16,292
Distribution fees	8,690
Accounting and security lending fees	8,259
Independent trustees’ compensation	74
Custodian fees and expenses	24,956
Audit	47,088
Legal	146
Miscellaneous	4,777
Total expenses before reductions	224,429
Expense reductions	(49,836)	174,593

Net investment income (loss)		186,499
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	70,954
Foreign currency transactions	(352)
Total net realized gain (loss)		70,602
Change in net unrealized appreciation (depreciation) on:
Investment securities	1,998,747
Assets and liabilities in foreign currencies	1
Total change in net unrealized appreciation (depreciation)		1,998,748
Net gain (loss)		2,069,350
Net increase (decrease) in net assets resulting from operations		$2,255,849

Statement of Changes in Net Assets
	Year ended	Year ended
	December 31,	December 31,
	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$186,499	$43,799
Net realized gain (loss)	70,602	288,003
Change in net unrealized appreciation (depreciation)	1,998,748	512,742
Net increase (decrease) in net assets resulting from operations	2,255,849	844,544
Distributions to shareholders from net investment income	(191,000)	(40,547)
Distributions to shareholders from net realized gain	(170,524)	(265,610)
Total distributions	(361,524)	(306,157)
Share transactions - net increase (decrease)	38,477,642	306,157
Total increase (decrease) in net assets	40,371,967	844,544

Net Assets
Beginning of period	6,465,491	5,620,947
End of period (including undistributed net investment income of $0 and $3,147, respectively)	$46,837,458	$6,465,491

See accompanying notes which are an integral part of the financial statements.
VIP Value Leaders Portfolio	18

Financial Highlights Initial Class

Years ended December 31,	2005	2004	2003G
Selected Per Share Data
Net asset value, beginning of period	$ 12.28	$ 11.20	$ 10.00
Income from Investment Operations
Net investment income (loss)E	13	.10F	.04
Net realized and unrealized gain (loss)	1.11	1.59	1.21
Total from investment operations	1.24	1.69	1.25
Distributions from net investment income	(.07)	(.08)	(.04)
Distributions from net realized gain	(.16)	(.53)	(.01)
Total distributions	(.22)I	(.61)	(.05)
Net asset value, end of period	$ 13.30	$ 12.28	$ 11.20
Total ReturnB,C,D	10.18%	15.15%	12.51%
Ratios to Average Net AssetsH
Expenses before reductions	98%	2.07%	3.63%A
Expenses net of fee waivers, if any	85%	1.00%	1.06%A
Expenses net of all reductions	81%	.96%	1.04%A
Net investment income (loss)	1.00%	.88%	.78%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,465	$ 1,944	$ 1,687
Portfolio turnover rate	75%	121%	119%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown.
E Calculated based on average shares outstanding during the period.
F Investment income per share reflects a special dividend which amounted to $.02 per share.
G For the period June 17, 2003 (commencement of operations) to December 31, 2003.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
I Total distributions of $.22 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gains of $.155 per share.

Financial Highlights Service Class

Years ended December 31,	2005	2004	2003G
Selected Per Share Data
Net asset value, beginning of period	$ 12.26	$ 11.19	$ 10.00
Income from Investment Operations
Net investment income (loss)E	10	.09F	.04
Net realized and unrealized gain (loss)	1.13	1.59	1.20
Total from investment operations	1.23	1.68	1.24
Distributions from net investment income	(.05)	(.08)	(.04)
Distributions from net realized gain	(.16)	(.53)	(.01)
Total distributions	(.21)I	(.61)	(.05)
Net asset value, end of period	$ 13.28	$ 12.26	$ 11.19
Total ReturnB,C,D	10.10%	15.08%	12.41%
Ratios to Average Net AssetsH
Expenses before reductions	1.42%	2.17%	3.73%A
Expenses net of fee waivers, if any	97%	1.10%	1.16%A
Expenses net of all reductions	93%	1.06%	1.14%A
Net investment income (loss)	78%	.78%	.68%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,137	$ 1,941	$ 1,687
Portfolio turnover rate	75%	121%	119%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown.
E Calculated based on average shares outstanding during the period.
F Investment income per share reflects a special dividend which amounted to $.02 per share.
G For the period June 17, 2003 (commencement of operations) to December 31, 2003.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
I Total distributions of $.21 per share is comprised of distributions from net investment income of $.054 and distributions from net realized gains of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

19 Annual Report

Financial Highlights Service Class 2

Years ended December 31,	2005	2004	2003G
Selected Per Share Data
Net asset value, beginning of period	$ 12.23	$ 11.18	$ 10.00
Income from Investment Operations
Net investment income (loss)E	08	.07F	.03
Net realized and unrealized gain (loss)	1.13	1.59	1.20
Total from investment operations	1.21	1.66	1.23
Distributions from net investment income	(.04)	(.08)	(.04)
Distributions from net realized gain	(.16)	(.53)	(.01)
Total distributions	(.19)I	(.61)	(.05)
Net asset value, end of period	$ 13.25	$ 12.23	$ 11.18
Total ReturnB,C,D	9.98%	14.91%	12.31%
Ratios to Average Net AssetsH
Expenses before reductions	1.60%	2.32%	3.88%A
Expenses net of fee waivers, if any	1.12%	1.25%	1.32%A
Expenses net of all reductions	1.08%	1.21%	1.29%A
Net investment income (loss)	63%	.63%	.52%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,957	$ 2,581	$ 2,247
Portfolio turnover rate	75%	121%	119%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown.
E Calculated based on average shares outstanding during the period.
F Investment income per share reflects a special dividend which amounted to $.02 per share.
G For the period June 17, 2003 (commencement of operations) to December 31, 2003.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
I Total distributions of $.19 per share is comprised of distributions from net investment income of $.036 and distributions from net realized gains of $.155 per share.

Financial Highlights Investor Class

Year ended December 31,	2005F
Selected Per Share Data
Net asset value, beginning of period	$ 12.72
Income from Investment Operations
Net investment income (loss)E	05
Net realized and unrealized gain (loss)	61
Total from investment operations	66
Distributions from net investment income	(.05)
Distributions from net realized gain	(.03)
Total distributions	(.08)H
Net asset value, end of period	$ 13.30
Total ReturnB,C,D	5.20%
Ratios to Average Net AssetsG
Expenses before reductions	1.15%A
Expenses net of fee waivers, if any	1.00%A
Expenses net of all reductions	96%A
Net investment income (loss)	87%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,279
Portfolio turnover rate	75%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown.
E Calculated based on average shares outstanding during the period.
F For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Total distributions of $.08 per share is comprised of distributions from net investment income of $.053 and distributions from net realized gains of $.030 per share.

See accompanying notes which are an integral part of the financial statements.
VIP Value Leaders Portfolio	20

Notes to Financial Statements For the period ended December 31, 2005

1. Significant Accounting Policies.

VIP Value Leaders Portfolio (the fund) is a non diversified fund of Variable Insurance Products IV, (the trust) (referred to in this report as VIP Value Leaders Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, and Investor Class shares. The fund commenced sale of Investor Class shares on July 21, 2005. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Pur chases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

21 Annual Report

Notes to Financial Statements continued
1. Significant Accounting Policies continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distrib uting all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows:
Unrealized appreciation	$3,870,368
Unrealized depreciation	(914,858)
Net unrealized appreciation (depreciation)	2,955,510
Undistributed ordinary income	34,545
Undistributed long term capital gain	38,574
Cost for federal income tax purposes	$43,842,024

The tax character of distributions paid was as follows:
	December 31, 2005	December 2004
Ordinary Income	$209,464	$230,132
Long term Capital Gains	152,060	76,025
Total	$361,524	$306,157

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (in cluding accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $50,397,048 and $14,537,231, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly manage ment fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the fund’s average net assets.

VIP Value Leaders Portfolio

22

4. Fees and Other Transactions with Affiliates continued

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate 12b 1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class’ average net assets and .25% of Service Class 2’s average net assets.

For the period, each class paid FDC the following amounts, all of which were re allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$1,996
Service Class 2	6,694
$8,690

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund’s transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset based fee with respect to each class. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of ..07% of their month end net assets. Investor Class pays an asset based transfer agent fee of .18% of its month end net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$10,866
Service Class	1,321
Service Class 2	2,592
Investor Class	1,513
$16,292

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,755 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Net income from lending portfolio securities during the period amounted to $969.

23 Annual Report

Notes to Financial Statements continued
7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:
	Expense	Reimbursement
	Limitations	from adviser
Initial Class	1.00% - .85%*	$19,097
Service Class	1.10% - .95%*	9,156
Service Class 2	1.25% - 1.10%*	13,004
Investor Class	1.00%	903
		$42,160

* Expense limitation in effect at period end.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $7,639 for the period. In addition, through arrangements with the fund’s custo dian, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody expenses by $37.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:
Years ended December 31,	2005	2004
From net investment income
Initial Class	$ 158,554	$12,164
Service Class	8,622	12,164
Service Class 2	7,890	16,219
Investor ClassA	15,934	—
Total	$ 191,000	$40,547
From net realized gain
Initial Class	$ 103,874	$79,682
Service Class	24,583	79,683
Service Class 2	33,048	106,245
Investor ClassA	9,019	—
Total	$ 170,524	$265,610
A Distributions for Investor Class are for the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

VIP Value Leaders Portfolio

24

10. Share Transactions.

Transactions for each class of shares were as follows:
	Shares		Dollars
Years ended December 31,	2005	2004	2005	2004
Initial Class
Shares sold	2,848,457	—	$ 36,555,934	$—
Reinvestment of distributions	19,605	7,575	262,428	91,846
Shares redeemed	(210,100)		(2,730,317)	—
Net increase (decrease)	2,657,962	7,575	$ 34,088,045	$91,846
Service Class
Reinvestment of distributions	2,604	7,586	$ 33,205	$91,847
Net increase (decrease)	2,604	7,586	$ 33,205	$91,847
Service Class 2
Shares sold	9,541	—	$ 121,450	$—
Reinvestment of distributions	3,234	10,131	40,938	122,464
Shares redeemed	(576)	—	(7,325)	—
Net increase (decrease)	12,199	10,131	$ 155,063	$122,464
Investor ClassA
Shares sold	325,108	—	$ 4,247,331	$—
Reinvestment of distributions	1,851	—	24,953	—
Shares redeemed	(5,306)	—	(70,955)	—
Net increase (decrease)	321,653	—	$ 4,201,329	$—

A Share transactions for Investor Class are for the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

25 Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund IV and the Shareholders of VIP Value Leaders Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of VIP Value Leaders Portfolio (a fund of Variable Insurance Products Fund IV) at December 31, 2005 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the VIP Value Leaders Portfolio’s manage ment; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial state ments in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP PricewaterhouseCoopers LLP Boston, Massachusetts February 14, 2006

VIP Value Leaders Portfolio

26

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund’s activities, review contractual arrangements with companies that provide services to the fund, and review the fund’s performance. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 326 funds advised by FMR or an affiliate. Mr. McCoy oversees 328 funds advised by FMR or an affiliate. Mr. Gamper oversees 235 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapac itated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Man agement & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of VIP Value Leaders (2005 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004 2005), Chief Administrative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003 present) and Sim mons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

27 Annual Report

Trustees and Officers - continued Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005 present).

Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006 present) or Member of the Advisory Board (2005 present) of other investment compa nies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corpo ration (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000 present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommunications network surveillance, 2001 2004), and Teletech Holdings (customer management ser vices). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Rich field Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

VIP Value Leaders Portfolio

28

Name, Age; Principal Occupation Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corpora tion (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommuni cations) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private invest ment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16 school system).

Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1998). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Member of the Board of Directors of The Dow Chemical Com pany. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chairman of the Executive Committee (2000 2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002 present), and Metalmark Capi tal (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Variable Insurance Products Fund IV. Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

29 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Dwight D. Churchill (52)

Year of Election or Appointment: 2005

Vice President of VIP Value Leaders. Mr. Churchill also serves as Vice President of certain Equity Funds (2005 present) and certain High Income Funds (2005 present). Previously, he served as Head of Fidelity’s Fixed Income Division (2000 2005), Vice President of Fidelity’s Money Market Funds (2000 2005), Vice President of Fidelity’s Bond Funds, and Senior Vice President of FIMM (2000) and FMR. Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed Income Investments.

Eric D. Roiter (57)

Year of Election or Appointment: 2003

Secretary of VIP Value Leaders. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Management & Research (Far East) Inc. (2001 present), and Fidelity Investments Money Management, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998 2005).

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of VIP Value Leaders. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President, Treasurer, and Anti Money Laundering (AML) officer of VIP Value Leaders. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most re cently an audit partner with PwC’s investment management practice.

Paul M. Murphy (58)

Year of Election or Appointment: 2005

Chief Financial Officer of VIP Value Leaders. Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005 present). He also serves as Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of VIP Value Leaders. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

John R. Hebble (47)

Year of Election or Appointment: 2003

Deputy Treasurer of VIP Value Leaders. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002 2003) and Assistant Treasurer of the Scudder Funds (1998 2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Value Leaders. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of VIP Value Leaders. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Finan cial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000 2004).

VIP Value Leaders Portfolio

30

Name, Age; Principal Occupation Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Value Leaders. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of professional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Value Leaders. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 2003

Assistant Treasurer of VIP Value Leaders. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of VIP Value Leaders. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2003

Assistant Treasurer of VIP Value Leaders. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Value Leaders. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Value Leaders. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Manage ment, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

31 Annual Report

Distributions

The Board of Trustees of VIP Value Leaders Portfolio voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net invest ment income:

Fund	Pay Date	Record Date	Capital Gains
Initial Class	2/10/06	2/10/06	$.025
Service Class	2/10/06	2/10/06	$.025
Service Class 2	2/10/06	2/10/06	$.025
Investor Class	2/10/06	2/10/06	$.025

The fund hereby designates as a capital gain dividend with respect to the taxable year end December 31, 2005, $143,165, or, if subsequently determined to be different, the net capital gain of such year.

A percentage of the dividends distributed during the fiscal year for the following classes qualifies for the dividends received deduction for corporate shareholders:

	February 2005	December 2005
Initial Class	7%	100%
Service Class	7%	100%
Service Class 2	7%	100%
Investor Class	—	100%

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

VIP Value Leaders Portfolio

32

Board Approval of Investment Advisory Contracts and Management Fees

VIP Value Leaders Portfolio

Each year, typically in July, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and indepen dent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the manage ment fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity’s fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the background of the fund’s portfolio manager and the fund’s investment objective and discipline. The independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Invest ment Advisers’ investment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitor ing of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of “soft” commission dollars to pay for research services. The Board also considered that Fidelity voluntarily decided in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources. The Board also considered the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to account information and market informa tion through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. The Board noted that, since the last Advisory Contract renewals in July 2004, Fidelity has taken a number of actions that benefited particular

33 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund’s absolute investment performance for each class, as well as the fund’s relative investment performance for each class measured against (i) a broad based securities market index, and (ii) a peer group of mutual funds. Because the fund had been in existence less than three calendar years, the following chart considered by the Board shows, for the one year period ended Decem ber 31, 2004, the returns of Service Class 2 and Initial Class of the fund, the return of a broad based securities market index (“benchmark”), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Service Class 2 and Initial Class represent the performance of classes with the highest and lowest 12b 1 fees, respectively (not necessarily with the highest and lowest total expenses). The box within the chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below the chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of Initial Class of the fund was in the first quartile for the one year period. The Board noted that FMR does not consider that Lipper peer group to be a meaningful compari son for the fund, however, because the peer group includes funds with different investment mandates (some broader, some narrower) than the fund. For example, the peer group includes funds that are not limited to a particular investment style, funds that focus on growth oriented stocks, and funds that (like the fund) focus their investments on value oriented securities. The Board also stated that the relative investment performance of the fund was lower than its benchmark for the one year period. The Board considered that the variations in performance among the fund’s classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent launch.

The Board has had thorough discussions with FMR throughout the year about the Board’s and FMR’s concerns about equity research, equity fund performance, and compliance with internal policies governing gifts and entertainment. FMR has taken steps that it believes will refocus and strengthen equity research and equity portfolio management and compliance. The Board noted with favor FMR’s recent reorganization of its senior management team and FMR’s plans to dedicate additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund’s shareholders, particularly in light of the Board’s view that the fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective

VIP Value Leaders Portfolio

34

categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board’s management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month (or shorter) period shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund’s. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The “Asset Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which the fund’s management fee ranked, is also included in the chart and considered by the Board.

The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004.

Based on its review, the Board concluded that the fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class’s total expenses, the Board considered the fund’s management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund paid 12b 1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each class’s total expenses ranked above its competitive median for 2004. The Board considered that the classes were above median because of high expenses in basis points due to the fund’s small size. The Board noted that the fund offers multiple classes, each of which has a different 12b 1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b 1 fees.

Furthermore, the Board considered that on December 16, 2004, it had approved changes (effective January 1, 2005) in the transfer agent and service agreements for the fund that established maximum transfer agent fees and eliminated the minimum pricing and bookkeeping fee to prevent small funds or funds with small average account sizes from having relatively high fees in basis points (the “small fund fee reductions”). The Board considered that, if the small fund fee reductions had been in effect in 2004, the total expenses of each of Initial Class and Service Class would have ranked below the median.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

35 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its review, the Board concluded that the total expenses for each class of the fund were reasonable, although in all cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the busi ness of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After consider ing PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the fund’s business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and deter mined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund’s management contract incorporates a “group fee” structure, which provides for lower fee rates as total fund assets under FMR’s management increase, and for higher fee rates as total fund assets under FMR’s management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity’s costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR’s management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) equity fund transfer agency fees; (ii) Fidelity’s fund profitability methodology and the impact of various changes in the methodology over time; (iii) benefits to shareholders from economies of scale; (iv) composition and characteristics of various fund and industry data used in comparisons; and (v) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the exist ing advisory fee structures are fair and reasonable, and that the fund’s existing Advisory Contracts should be renewed.

VIP Value Leaders Portfolio

36

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Limited
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
Brown Brothers Harriman & Co.
Boston, MA

VVL ANN 0206 1.796594.102

Item 2. Code of Ethics

As of the end of the period, December 31, 2005, Variable Insurance Products Fund IV (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended December 31, 2005 and December 31, 2004, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for Consumer Portfolio, Cyclical Industries Portfolio, Financial Services Portfolio, Growth Stock Portfolio, Health Care Portfolio, International Capital Appreciation Portfolio, Investor Freedom 2005 Portfolio, Investor Freedom 2010 Portfolio, Investor Freedom 2015 Portfolio, Investor Freedom 2020 Portfolio, Investor Freedom 2025 Portfolio, Investor Freedom 2030 Portfolio, Investor Freedom Income Portfolio, Natural Resources Portfolio, Real Estate Portfolio, Strategic Income Portfolio, Technology Portfolio, Telecommunication & Utilities Growth Portfolio, and Value Leaders Portfolio, (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2005A	2004A,B, C
Consumer Portfolio	$33,000	$30,000
Cyclical Industries Portfolio	$33,000	$30,000
Financial Services Portfolio	$34,000	$27,000
Growth Stock Portfolio	$40,000	$32,000
Health Care Portfolio	$28,000	$27,000
International Capital Appreciation Portfolio	$27,000	$16,000
Investor Freedom 2005 Portfolio	$15,000	$0
Investor Freedom 2010 Portfolio	$15,000	$0
Investor Freedom 2015 Portfolio	$15,000	$0
Investor Freedom 2020 Portfolio	$15,000	$0
Investor Freedom 2025 Portfolio	$15,000	$0
Investor Freedom 2030 Portfolio	$15,000	$0
Investor Freedom Income Portfolio	$15,000	$0
Natural Resources Portfolio	$32,000	$30,000
Real Estate Portfolio	$40,000	$32,000
Strategic Income Portfolio	$34,000	$34,000
Technology Portfolio	$32,000	$27,000
Telecommunications & Utilities Growth Portfolio	$32,000	$30,000
Value Leaders Portfolio	$38,000	$29,000
All funds in the Fidelity Group of Funds audited by PwC	$12,300,000	$10,800,000
A	Aggregate amounts may reflect rounding.
B	International Capital Appreciation Portfolio commenced operations on December 22, 2004.
C

No Audit Fees were billed by PwC for professional services rendered for the audit of the annual financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements to Investor Freedom 2005 Portfolio, Investor Freedom 2010 Portfolio, Investor Freedom 2015 Portfolio, Investor Freedom 2020 Portfolio, Investor Freedom 2025 Portfolio, Investor Freedom 2030 Portfolio and Investor Freedom Income Portfolio, as the funds did not commence operations until August 3, 2005.

For the fiscal years ended December 31, 2005 and December 31, 2004, the aggregate Audit Fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for Freedom 2005 Portfolio, Freedom 2010 Portfolio, Freedom 2015 Portfolio, Freedom 2020 Portfolio, Freedom 2025 Portfolio, Freedom 2030 Portfolio, Freedom Income Portfolio, Freedom Lifetime Income I Portfolio, Freedom Lifetime Income II Portfolio and Freedom Lifetime Income III Portfolio (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2005A	2004A, B, C
Freedom 2005 Portfolio	$15,000	$0
Freedom 2010 Portfolio	$15,000	$0
Freedom 2015 Portfolio	$15,000	$0
Freedom 2020 Portfolio	$15,000	$0
Freedom 2025 Portfolio	$15,000	$0
Freedom 2030 Portfolio	$15,000	$0
Freedom Income Portfolio	$16,000	$0
Freedom Lifetime Income I Portfolio	$12,000	$0
Freedom Lifetime Income II Portfolio	$12,000	$0
Freedom Lifetime Income III Portfolio	$12,000	$0
All funds in the Fidelity Group of Funds audited by Deloitte Entities	$5,700,0000	$4,300,000
A	Aggregate amounts may reflect rounding.
B

No Audit Fees were billed by Deloitte Entities for professional services rendered for the audit of the annual financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements to Freedom 2005 Portfolio, Freedom 2010 Portfolio, Freedom 2015 Portfolio, Freedom 2020 Portfolio, Freedom 2025 Portfolio, Freedom 2030 Portfolio and Freedom Income Portfolio, as the funds did not commence operations until April 26, 2005.

C

No Audit Fees were billed by Deloitte Entities for professional services rendered for the audit of the annual financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements to Freedom Lifetime Income I Portfolio, Freedom Lifetime Income II Portfolio and Freedom Lifetime Income III Portfolio, as the funds did not commence operations until July 26, 2005.

(b) Audit-Related Fees.

In each of the fiscal years ended December 31, 2005 and December 31, 2004, the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2005A	2004 A,B, C
Consumer Portfolio	$0	$0
Cyclical Industries Portfolio	$0	$0
Financial Services Portfolio	$0	$0
Growth Stock Portfolio	$0	$0
Health Care Portfolio	$0	$0
International Capital Appreciation Portfolio	$0	$0
Investor Freedom 2005 Portfolio	$0	$0
Investor Freedom 2010 Portfolio	$0	$0
Investor Freedom 2015 Portfolio	$0	$0
Investor Freedom 2020 Portfolio	$0	$0
Investor Freedom 2025 Portfolio	$0	$0
Investor Freedom 2030 Portfolio	$0	$0
Investor Freedom Income Portfolio	$0	$0
Natural Resources Portfolio	$0	$0
Real Estate Portfolio	$0	$0
Strategic Income Portfolio	$0	$0
Technology Portfolio	$0	$0
Telecommunications & Utilities Growth Portfolio	$0	$0
Value Leaders Portfolio	$0	$0
A	Aggregate amounts may reflect rounding.
B	International Capital Appreciation Portfolio commenced operations on December 22, 2004.
C

No Audit-Related Fees were billed by PwC for services rendered for assurance and related services to Investor Freedom 2005 Portfolio, Investor Freedom 2010 Portfolio, Investor Freedom 2015 Portfolio, Investor Freedom 2020 Portfolio, Investor Freedom 2025 Portfolio, Investor Freedom 2030 Portfolio and Investor Freedom Income Portfolio that are reasonably related to the performance of the audit or review of the funds' financial statements, but not reported as Audit Fees, as the funds did not commence operations until August 3, 2005.

In each of the fiscal years ended December 31, 2005 and December 31, 2004, the aggregate Audit-Related Fees billed by Deloitte Entities for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2005A	2004 A, B, C
Freedom 2005 Portfolio	$0	$0
Freedom 2010 Portfolio	$0	$0
Freedom 2015 Portfolio	$0	$0
Freedom 2020 Portfolio	$0	$0
Freedom 2025 Portfolio	$0	$0
Freedom 2030 Portfolio	$0	$0
Freedom Income Portfolio	$0	$0
Freedom Lifetime Income I Portfolio	$0	$0
Freedom Lifetime Income II Portfolio	$0	$0
Freedom Lifetime Income III Portfolio	$0	$0
A	Aggregate amounts may reflect rounding.
B

No Audit-Related Fees were billed by Deloitte Entities for services rendered for assurance and related services to Freedom 2005 Portfolio, Freedom 2010 Portfolio, Freedom 2015 Portfolio, Freedom 2020 Portfolio, Freedom 2025 Portfolio, Freedom 2030 Portfolio and Freedom Income Portfolio that are reasonably related to the performance of the audit or review of the funds' financial statements, but not reported as Audit Fees, as the funds did not commence operations until April 26, 2005.

C

No Audit-Related Fees were billed by Deloitte Entities for services rendered for assurance and related services to Freedom Lifetime Income I Portfolio, Freedom Lifetime Income II Portfolio and Freedom Lifetime Income III Portfolio that are reasonably related to the performance of the audit or review of the funds' financial statements, but not reported as Audit Fees, as the funds did not commence operations until July 26, 2005.

In each of the fiscal years ended December 31, 2005 and December 31, 2004, the aggregate Audit-Related Fees that were billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2005 A	2004A
PwC	$0	$0
Deloitte EntitiesB	$0	$0
A	Aggregate amounts may reflect rounding.
B	May include amounts billed prior to the funds' commencement of operations.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended December 31, 2005 and December 31, 2004, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2005A	2004A,B,C
Consumer Portfolio	$1,900	$1,800
Cyclical Industries Portfolio	$1,900	$1,800
Financial Services Portfolio	$1,900	$1,800
Growth Stock Portfolio	$2,500	$2,200
Health Care Portfolio	$1,900	$1,800
International Capital Appreciation Portfolio	$2,400	$2,400
Investor Freedom 2005 Portfolio	$1,500	$0
Investor Freedom 2010 Portfolio	$1,500	$0
Investor Freedom 2015 Portfolio	$1,500	$0
Investor Freedom 2020 Portfolio	$1,500	$0
Investor Freedom 2025 Portfolio	$1,500	$0
Investor Freedom 2030 Portfolio	$1,500	$0
Investor Freedom Income Portfolio	$1,500	$0
Natural Resources Portfolio	$1,900	$1,800
Real Estate Portfolio	$2,500	$2,200
Strategic Income Portfolio	$2,200	$2,200
Technology Portfolio	$1,900	$1,800
Telecommunications & Utilities Growth Portfolio	$1,900	$1,800
Value Leaders Portfolio	$2,500	$2,300
A	Aggregate amounts may reflect rounding.
B	International Capital Appreciation Portfolio commenced operations on December 22, 2004.
C

No Tax Fees were billed by PwC for services rendered for tax compliance, tax advice, and tax planning for Investor Freedom 2005 Portfolio, Investor Freedom 2010 Portfolio, Investor Freedom 2015 Portfolio, Investor Freedom 2020 Portfolio, Investor Freedom 2025 Portfolio, Investor Freedom 2030 Portfolio and Investor Freedom Income Portfolio as the funds did not commence operations until August 3, 2005.

In each of the fiscal years ended December 31, 2005 and December 31, 2004, the aggregate Tax Fees billed by Deloitte Entities for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2005A	2004A,B,C
Freedom 2005 Portfolio	$1,800	$0
Freedom 2010 Portfolio	$1,800	$0
Freedom 2015 Portfolio	$1,800	$0
Freedom 2020 Portfolio	$1,800	$0
Freedom 2025 Portfolio	$1,800	$0
Freedom 2030 Portfolio	$1,800	$0
Freedom Income Portfolio	$2,000	$0
Freedom Lifetime Income I Portfolio	$2,000	$0
Freedom Lifetime Income II Portfolio	$2,000	$0
Freedom Lifetime Income III Portfolio	$2,000	$0
A	Aggregate amounts may reflect rounding.
B

No Tax Fees were billed by Deloitte Entities for services rendered for tax compliance, tax advice, and tax planning for Freedom 2005 Portfolio, Freedom 2010 Portfolio, Freedom 2015 Portfolio, Freedom 2020 Portfolio, Freedom 2025 Portfolio, Freedom 2030 Portfolio and Freedom Income Portfolio as the funds did not commence operations until April 26, 2005.

C

No Tax Fees were billed by Deloitte Entities for services rendered for tax compliance, tax advice, and tax planning for Freedom Lifetime Income I Portfolio, Freedom Lifetime Income II Portfolio and Freedom Lifetime Income III Portfolio as the funds did not commence operations until July 26, 2005.

In each of the fiscal years ended December 31, 2005 and December 31, 2004, the aggregate Tax Fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2005A	2004A
PwC	$0	$0
Deloitte EntitiesB	$0	$0
A	Aggregate amounts may reflect rounding.
B	May include amounts billed prior to the funds' commencement of operations.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended December 31, 2005 and December 31, 2004, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the funds is shown in the table below.

Fund	2005A	2004A,B,C
Consumer Portfolio	$1,400	$1,300
Cyclical Industries Portfolio	$1,400	$1,300
Financial Services Portfolio	$1,400	$1,300
Growth Stock Portfolio	$1,300	$1,200
Health Care Portfolio	$1,400	$1,300
International Capital Appreciation Portfolio	$1,300	$0
Investor Freedom 2005 Portfolio	$300	$0
Investor Freedom 2010 Portfolio	$300	$0
Investor Freedom 2015 Portfolio	$300	$0
Investor Freedom 2020 Portfolio	$300	$0
Investor Freedom 2025 Portfolio	$300	$0
Investor Freedom 2030 Portfolio	$300	$0
Investor Freedom Income Portfolio	$300	$0
Natural Resources Portfolio	$1,500	$1,300
Real Estate Portfolio	$1,500	$1,300
Strategic Income Portfolio	$1,500	$1,300
Technology Portfolio	$1,400	$1,400
Telecommunications & Utilities Growth Portfolio	$1,400	$1,300
Value Leaders Portfolio	$1,400	$1,200
A	Aggregate amounts may reflect rounding.
B	International Capital Appreciation Portfolio commenced operations on December 22, 2004.
C

No Other Fees were billed by PwC for all other non-audit services rendered to Investor Freedom 2005 Portfolio, Investor Freedom 2010 Portfolio, Investor Freedom 2015 Portfolio, Investor Freedom 2020 Portfolio, Investor Freedom 2025 Portfolio, Investor Freedom 2030 Portfolio and Investor Freedom Income Portfolio as the funds did not commence operations until August 3, 2005.

In each of the fiscal years ended December 31, 2005 and December 31, 2004, the aggregate Other Fees billed by Deloitte Entities for all other non-audit services rendered to the funds is shown in the table below.

Fund	2005A	2004A,B,C
Freedom 2005 Portfolio	$0	$0
Freedom 2010 Portfolio	$0	$0
Freedom 2015 Portfolio	$0	$0
Freedom 2020 Portfolio	$0	$0
Freedom 2025 Portfolio	$0	$0
Freedom 2030 Portfolio	$0	$0
Freedom Income Portfolio	$0	$0
Freedom Lifetime Income I Portfolio	$0	$0
Freedom Lifetime Income II Portfolio	$0	$0
Freedom Lifetime Income III Portfolio	$0	$0
A	Aggregate amounts may reflect rounding.
B

No Other Fees were billed by Deloitte Entities for all other non-audit services rendered to Freedom 2005 Portfolio, Freedom 2010 Portfolio, Freedom 2015 Portfolio, Freedom 2020 Portfolio, Freedom 2025 Portfolio, Freedom 2030 Portfolio and Freedom Income Portfolio as the funds did not commence operations until April 26, 2005.

C

No Other Fees were billed by Deloitte Entities for all other non-audit services rendered to Freedom Lifetime Income I Portfolio, Freedom Lifetime Income II Portfolio and Freedom Lifetime Income III Portfolio as the funds did not commence operations until July 26, 2005.

In each of the fiscal years ended December 31, 2005 and December 31, 2004, the aggregate Other Fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2005A	2004A
PwC	$190,000	$490,000
Deloitte EntitiesB	$160,000	$850,000
A	Aggregate amounts may reflect rounding.
B	May include amounts billed prior to the funds' commencement of operations.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2005 and December 31, 2004 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2005 and December 31, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2005 and December 31, 2004 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2005 and December 31, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2005 and December 31, 2004 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2005 and December 31, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) Not applicable.

(g) For the fiscal years ended December 31, 2005 and December 31, 2004, the aggregate fees billed by PwC of $3,600,000A and $2,700,000A for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2005A	2004A
Covered Services	$250,000	$550,000
Non-Covered Services	$3,350,000	$2,150,000
A	Aggregate amounts may reflect rounding.

For the fiscal years ended December 31, 2005 and December 31, 2004, the aggregate fees billed by Deloitte Entities of $550,000A and $1,350,000A,B for non-audit services rendered on behalf of the fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2005A	2004A,B
Covered Services	$150,000	$850,000
Non-Covered Services	$400,000	$500,000
A	Aggregate amounts may reflect rounding.
B	May include amounts billed prior to the funds' commencement of operations.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audit of the funds, taking into account representations from PwC and Deloitte Entities, in accordance with Independence Standards Board Standard No.1, regarding their independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund IV

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	February 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	February 24, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	February 24, 2006